                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)

             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691

  Date of fiscal year end: October 31, 2009 for all funds in this filing except Wells Fargo Advantage Diversified Income Builder Fund, which has a fiscal year end of April 30, 2010.

                     Date of reporting period: July 31, 2010

WELLS FARGO ADVANTAGE DIVERSIFIED INCOME BUILDER FUND

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

    SHARES      SECURITY NAME                                                                                VALUE
-------------   -------------------------------------------------------------------------------------   ---------------
COMMON STOCKS: 14.11%
ENERGY: 6.03%
ENERGY EQUIPMENT & SERVICES: 0.31%
       21,000   CAMERON INTERNATIONAL CORPORATION+                                                      $       831,390
        5,000   NATIONAL OILWELL VARCO INCORPORATED                                                             195,800
                                                                                                              1,027,190
                                                                                                        ---------------
OIL, GAS & CONSUMABLE FUELS: 5.72%
        8,001   ALPHA NATURAL RESOURCES INCORPORATED+                                                           306,678
       65,000   CENOVUS ENERGY INCORPORATED                                                                   1,833,000
       50,000   ENCANA CORPORATION                                                                            1,526,500
      180,000   KINDER MORGAN ENERGY PARTNERS, LP                                                            12,306,600
       25,000   OCCIDENTAL PETROLEUM CORPORATION                                                              1,948,250
       30,000   PEABODY ENERGY CORPORATION                                                                    1,354,500
                                                                                                             19,275,528
                                                                                                        ---------------
FINANCIALS: 0.18%
REAL ESTATE INVESTMENT TRUST: 0.18%
       20,000   WASHINGTON REAL ESTATE INVESTMENT TRUST                                                         607,000
                                                                                                        ---------------
HEALTH CARE: 0.93%
HEALTH CARE EQUIPMENT & SUPPLIES: 0.13%
       10,000   GEN-PROBE INCORPORATED                                                                          449,700
                                                                                                        ---------------
HEALTH CARE PROVIDERS & SERVICES: 0.20%
       25,000   OWENS & MINOR INCORPORATED                                                                      679,750
                                                                                                        ---------------
LIFE SCIENCES TOOLS & SERVICES: 0.60%
        9,000   BIO-RAD LABORATORIES INCORPORATED CLASS A                                                       799,200
       10,000   ILLUMINA INCORPORATED                                                                           448,300
       18,000   LIFE TECHNOLOGIES CORPORATION+                                                                  773,820
                                                                                                              2,021,320
                                                                                                        ---------------
INDUSTRIALS: 1.17%
ELECTRICAL EQUIPMENT: 0.28%
       10,000   AMETEK INCORPORATED                                                                            442,700
       10,000   EMERSON ELECTRIC COMPANY                                                                       495,400
                                                                                                               938,100
                                                                                                        ---------------
MACHINERY: 0.89%
       25,000   DONALDSON COMPANY INCORPORATED                                                                1,186,750
        7,000   FLOWSERVE CORPORATION                                                                           694,120
       35,000   IDEX CORPORATION                                                                              1,125,950
                                                                                                              3,006,820
                                                                                                        ---------------
INFORMATION TECHNOLOGY: 1.11%
ELECTRONIC EQUIPMENT & INSTRUMENTS: 1.11%
       70,000   AMPHENOL CORPORATION CLASS A                                                                  3,136,000

WELLS FARGO ADVANTAGE DIVERSIFIED INCOME BUILDER FUND

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

    SHARES      SECURITY NAME                                                                                VALUE
-------------   -------------------------------------------------------------------------------------   ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (CONTINUED)
       20,000   FLIR SYSTEMS INCORPORATED                                                               $       595,200
                                                                                                              3,731,200
                                                                                                        ---------------
MATERIALS: 4.04%
CHEMICALS: 0.26%
       15,000   MONSANTO COMPANY                                                                                867,600
                                                                                                        ---------------
CONTAINERS & PACKAGING: 0.18%
       10,000   GREIF INCORPORATED CLASS A++                                                                    596,300
                                                                                                        ---------------
METALS & MINING: 3.60%
       50,000   CLIFFS NATURAL RESOURCES INCORPORATED                                                         2,828,500
      100,000   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED                                                   7,154,000
        5,000   NUCOR CORPORATION                                                                               195,700
       28,000   STEEL DYNAMICS INCORPORATED                                                                     400,960
       35,000   UNITED STATES STEEL CORPORATION                                                               1,551,550
                                                                                                             12,130,710
                                                                                                        ---------------
TELECOMMUNICATION SERVICES: 0.55%
DIVERSIFIED TELECOMMUNICATION SERVICES: 0.16%
       47,000   GLOBAL CROSSING LIMITED+                                                                        543,790
                                                                                                        ---------------
WIRELESS TELECOMMUNICATION SERVICES: 0.39%
       28,000   AMERICAN TOWER CORPORATION CLASS A                                                            1,294,720
                                                                                                        ---------------
UTILITIES: 0.10%
GAS UTILITIES: 0.10%
       20,000   QUESTAR CORPORATION                                                                             329,000
                                                                                                        ---------------
TOTAL COMMON STOCKS (COST $46,354,511)                                                                       47,498,728
                                                                                                        ---------------

  PRINCIPAL                                                             INTEREST RATE   MATURITY DATE
-------------                                                           -------------   -------------
CORPORATE BONDS & NOTES: 83.82%
CONSUMER DISCRETIONARY: 3.93%
MEDIA: 3.93%
$  12,500,000   CABLEVISION SYSTEMS CORPORATION                                8.00%        4/15/2020   $    13,218,750
                                                                                                        ---------------
ENERGY: 12.57%
ENERGY EQUIPMENT & SERVICES: 1.77%
    6,000,000   BRISTOW GROUP INCORPORATED                                     7.50         9/17/2015         5,970,000
                                                                                                        ---------------
OIL, GAS & CONSUMABLE FUELS: 10.80%
   10,300,000   CONSOL ENERGY INCORPORATED++                                   8.25         4/20/2015        11,072,500
   14,160,000   MURRAY ENERGY CORPORATION                                     10.25        10/15/2015        14,655,600
   12,455,000   PATRIOT COAL CORPORATION                                       3.25         5/31/2013        10,633,456
                                                                                                             36,361,556

WELLS FARGO ADVANTAGE DIVERSIFIED INCOME BUILDER FUND

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

  PRINCIPAL     SECURITY NAME                                           INTEREST RATE   MATURITY DATE        VALUE
-------------   -----------------------------------------------------   -------------   -------------   ---------------
FINANCIALS: 1.34%
CONSUMER FINANCE: 0.37%
$   1,275,000   QWEST CAPITAL FUNDING INCORPORATED                             6.50%       11/15/2018   $     1,233,563
                                                                                                        ---------------
REAL ESTATE MANAGEMENT & DEVELOPMENT: 0.97%
    3,900,000   FOREST CITY ENTERPRISES INCORPORATED                           6.50        02/01/2017         3,280,875
                                                                                                        ---------------
HEALTH CARE: 2.54%
LIFE SCIENCES TOOLS & SERVICES: 2.54%
    8,000,000   BIO-RAD LABORATORIES INCORPORATED                              8.00        09/15/2016         8,560,000
                                                                                                        ---------------
INDUSTRIALS: 19.17%
AEROSPACE & DEFENSE: 1.12%
    3,690,000   ESTERLINE TECHNOLOGIES CORPORATION                             7.00        08/01/2020         3,754,575
                                                                                                        ---------------
COMMERCIAL SERVICES & SUPPLIES: 1.23%
    4,000,000   CLEAN HARBORS INCORPORATED                                     7.63        08/15/2016         4,130,000
                                                                                                        ---------------
ELECTRICAL EQUIPMENT: 8.94%
   13,700,000   BALDOR ELECTRIC COMPANY                                        8.63        02/15/2017        14,522,000
    5,636,000   BELDEN INCORPORATED                                            7.00        03/15/2017         5,636,000
    1,700,000   GENERAL CABLE CORPORATION                                      1.00        10/15/2012         1,440,750
    8,450,000   GENERAL CABLE CORPORATION                                      7.13        04/01/2017         8,513,375
                                                                                                             30,112,125
                                                                                                        ---------------
MACHINERY: 7.88%
   13,500,000   ACTUANT CORPORATION                                            6.88        06/15/2017        13,567,500
   12,385,000   OSHKOSH CORPORATION++                                          8.50        03/01/2020        12,973,288
                                                                                                             26,540,788
                                                                                                        ---------------
MATERIALS: 23.79%
CHEMICALS: 9.48%
      500,000   CF INDUSTRIES INCORPORATED                                     7.13        05/01/2020           533,750
   17,500,000   HUNTSMAN INTERNATIONAL++                                       8.63        03/15/2020        17,150,000
   13,750,000   KOPPERS INCORPORATED++                                         7.88        12/01/2019        14,231,250
                                                                                                             31,915,000
                                                                                                        ---------------
CONTAINERS & PACKAGING: 8.12%
    4,100,000   BALL CORPORATION                                               6.63        03/15/2018         4,233,250
    1,000,000   BALL CORPORATION                                               6.75        09/15/2020         1,050,000
    4,000,000   CROWN AMERICAS INCORPORATED++                                  7.63        05/15/2017         4,240,000
    3,369,000   CROWN AMERICAS INCORPORATED++                                  7.75        11/15/2015         3,537,450
    6,150,000   GREIF INCORPORATED                                             6.75        02/01/2017         6,303,750
    7,750,000   GREIF INCORPORATED                                             7.75        08/01/2019         7,982,500
                                                                                                             27,346,950
                                                                                                        ---------------
METALS & MINING: 6.19%
   10,400,000   STEEL DYNAMICS INCORPORATED                                    7.75%       04/15/2016        10,816,000
   10,000,000   UNITED STATES STEEL CORPORATION                                7.38        04/01/2020        10,025,000
                                                                                                             20,841,000
                                                                                                        ---------------

WELLS FARGO ADVANTAGE DIVERSIFIED INCOME BUILDER FUND

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

  PRINCIPAL     SECURITY NAME                                           INTEREST RATE   MATURITY DATE        VALUE
-------------   -----------------------------------------------------   -------------   -------------   ---------------
TELECOMMUNICATION SERVICES: 11.13%
DIVERSIFIED TELECOMMUNICATION SERVICES: 11.13%
$  14,600,000   FRONTIER COMMUNICATIONS CORPORATION                            8.13%       10/01/2018   $    15,476,000
   13,100,000   GLOBAL CROSSING LIMITED                                       12.00        09/15/2015        14,541,104
    6,825,000   SBA TELECOMMUNICATIONS INCORPORATED++                          8.25        08/15/2019         7,473,375
                                                                                                             37,490,479
                                                                                                        ---------------
UTILITIES: 9.35%
ELECTRIC UTILITIES: 1.24%
    4,140,000   ALLEGHENY ENERGY INCORPORATED                                  6.88        09/01/2023         4,179,106
                                                                                                        ---------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS: 8.11%
    1,425,000   AES CORPORATION                                                7.75        03/01/2014         1,489,125
    7,125,000   AES CORPORATION                                                8.00        10/15/2017         7,561,406
    4,815,000   AES CORPORATION                                                8.00        06/01/2020         5,097,881
   13,000,000   NRG ENERGY INCORPORATED                                        7.38        01/15/2017        13,162,500
                                                                                                             27,310,912
                                                                                                        ---------------
TOTAL CORPORATE BONDS & NOTES (COST $271,273,821)                                                           282,245,679
                                                                                                        ---------------

    SHARES                                                                  YIELD
-------------                                                           -------------
SHORT-TERM INVESTMENTS: 1.76%
INVESTMENT COMPANIES: 1.76%
    5,941,001   WELLS FARGO ADVANTAGE MONEY MARKET TRUST(U)~                   0.31                           5,941,001
                                                                                                        ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $5,941,001)                                                                5,941,001
                                                                                                        ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $323,569,333)*                                            99.69%                                  $   335,685,408
OTHER ASSETS AND LIABILITIES, NET                                0.31                                         1,054,453
                                                               ------                                   ---------------
TOTAL NET ASSETS                                               100.00%                                  $   336,739,861
                                                               ------                                   ---------------

+    NON-INCOME EARNING SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

@    FOREIGN BOND PRINCIPAL IS DENOMINATED IN LOCAL CURRENCY.

(U)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

~ THE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN AN AFFILIATED MONEY MARKET FUND.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $323,596,818 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $16,603,496
GROSS UNREALIZED DEPRECIATION   $(4,514,792)
                                -----------
NET UNREALIZED APPRECIATION     $12,088,704

WELLS FARGO ADVANTAGE DIVERSIFIED INCOME BUILDER FUND
NOTES TO PORTFOLIO OF INVESTMENTS

The Fund's portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund and its holdings, please see the Fund's most recent prospectus and annual report.

SECURITIES VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Fund's to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and loses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund's investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund's investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

     Level 1 - quoted prices in active markets for identical securities

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of July 31, 2010, the inputs used in valuing the Fund's assets, which are carried at fair value, were as follows:

                                            SIGNIFICANT
                                               OTHER        SIGNIFICANT
                                             OBSERVABLE    UNOBSERVABLE
                            QUOTED PRICES      INPUTS         INPUTS
INVESTMENTS IN SECURITIES     (LEVEL 1)       (LEVEL 2)      (LEVEL 3)        TOTAL
-------------------------   -------------   ------------   ------------   ------------
Equity securities
   COMMON STOCKS             $47,498,728    $          0         $0       $ 47,498,728
Corporate bonds & notes                0     282,245,679          0        282,245,679
Investment companies           5,941,001               0          0          5,941,001
                             -----------    ------------        ---       ------------
                             $53,439,729    $282,245,679         $0       $335,685,408
                             -----------    ------------        ---       ------------

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

WELLS FARGO ADVANTAGE INTERNATIONAL BOND FUND (FORMERLY, EVERGREEN INTERNATIONAL BOND FUND)

  PRINCIPAL      SECURITY NAME                                          INTEREST RATE   MATURITY DATE        VALUE
--------------   ----------------------------------------------------   -------------   -------------   ---------------
CORPORATE BONDS & NOTES @: 29.86%
AUSTRALIA: 0.43%
     1,405,000   GENERAL ELECTRIC CAPITAL AUSTRALIA FUNDING
                 (Financials, Diversified Financial Services, AUD)              6.00%      03/15/2019   $     1,142,585
     2,751,000   GENERAL ELECTRIC CAPITAL AUSTRALIA FUNDING
                 (Financials, Diversified Financial Services, AUD)              6.00       06/15/2011         2,481,495
       700,000   INTERNATIONAL BANK FOR RECONSTRUCTION & DEVELOPMENT
                 (Financials, Commercial Banks, AUD)                            5.75       02/17/2015           644,751
     2,673,000   RABOBANK AUSTRALIA LIMITED (Financials, Commercial
                 Banks, NZD)                                                    6.25       11/22/2011         1,984,034
                                                                                                              6,252,865
                                                                                                        ---------------
BERMUDA: 0.12%
     1,800,000   CENTRAL EUROPEAN MEDIA ENTERPRISES LIMITED +/-
                 (Consumer Discretionary, Media, EUR)                           2.60       05/15/2014         1,782,710
                                                                                                        ---------------
CANADA: 0.23%
     2,385,000   BOMBARDIER INCORPORATED (Industrials, Aerospace &
                 Defense, EUR)                                                  7.25       11/15/2016         3,263,415
                                                                                                        ---------------
DENMARK: 4.67%
   220,740,000   NYKREDIT (Financials, Diversified Financial
                 Services, DKK)                                                 4.00       10/01/2041        37,281,880
   178,760,000   REALKREDIT DANMARK (Financials, Thrifts & Mortgage
                 Finance, DKK)                                                  4.00       10/01/2041        30,230,747
                                                                                                             67,512,627
                                                                                                        ---------------
FRANCE: 1.32%
     3,500,000   FRANCE TELECOM (Telecommunication Services,
                 Diversified Telecommunication Services, EUR)                   4.75       02/21/2017         5,033,458
     5,000,000   VEOLIA ENVIRONNEMENT SA (Utilities, Multi-Utilities,
                 EUR)                                                           4.38       01/16/2017         6,916,263
     5,205,000   VEOLIA ENVIRONNEMENT SA (Utilities, Multi-Utilities,
                 EUR)                                                           4.00       02/12/2016         7,092,396
                                                                                                             19,042,117
                                                                                                        ---------------
GERMANY: 2.91%
     1,780,000   HEIDELBERGCEMENT AG (Industrial Services, Building
                 Products, EUR)                                                 8.00       01/31/2017         2,367,160
     7,700,000   KFW BANKENGRUPPE (Financials, Commercial Banks, AUD)           6.25       12/04/2019         6,986,258
     7,000,000   KREDITANSTALT FUR WIEDERAUFBAU (Financials,
                 Commercial Banks, EUR)                                         4.38       07/04/2018        10,150,019
     4,750,000   KREDITANSTALT FUR WIEDERAUFBAU (Financials,
                 Commercial Banks, EUR)                                         3.88       01/21/2019         6,652,449
    13,912,000   LANDWIRTSCHAFTLICHE RENTENBANK (Financials,
                 Commercial Banks, AUD)                                         5.75       01/21/2015        12,621,148
     2,400,000   UPC HOLDING BV (Consumer Discretionary, Media, EUR)            9.63       12/01/2019         3,307,396
                                                                                                             42,084,430
                                                                                                        ---------------
IRELAND: 0.53%
     3,100,000   ARDAGH GLASS FINANCE (Financials, Consumer Finance,
                 EUR)                                                           8.75       02/01/2020         4,171,059
     2,650,000   SMURFIT KAPPA FUNDING PLC (Financials, Consumer
                 Finance, EUR)                                                  7.25       11/15/2017         3,522,416
                                                                                                              7,693,475
                                                                                                        ---------------
LIBERIA: 0.08%
       900,000   ROYAL CARIBBEAN CRUISES LIMITED (Consumer
                 Discretionary, Hotels, Restaurants & Leisure, EUR)             5.63       01/27/2014         1,090,761
                                                                                                        ---------------
LUXEMBOURG: 4.76%
     1,200,000   EUROPEAN INVESTMENT BANK (Financials, Commercial
                 Banks, TRY)                                                   10.00       09/10/2013           839,132
     1,050,000   EUROPEAN INVESTMENT BANK (Financials, Commercial
                 Banks, TRY)                                                    9.63       04/01/2015           731,440
    11,189,000   EUROPEAN INVESTMENT BANK (Financials, Commercial
                 Banks, NZD)                                                    6.50       09/10/2014         8,577,858
    12,667,000   EUROPEAN INVESTMENT BANK (Financials, Commercial
                 Banks, AUD)                                                    6.13%      01/23/2017        11,615,778
    10,000,000   EUROPEAN INVESTMENT BANK (Financials, Commercial
                 Banks, EUR)                                                    4.75       10/15/2017        14,791,476
     4,640,000   EUROPEAN INVESTMENT BANK (Financials, Commercial
                 Banks, EUR)                                                    4.25       10/15/2014         6,635,511
    12,350,000   EUROPEAN INVESTMENT BANK (Financials, Commercial
                 Banks, EUR)                                                    3.13       03/03/2017        16,657,954

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

WELLS FARGO ADVANTAGE INTERNATIONAL BOND FUND (FORMERLY, EVERGREEN INTERNATIONAL BOND FUND)

  PRINCIPAL      SECURITY NAME                                          INTEREST RATE   MATURITY DATE        VALUE
--------------   ----------------------------------------------------   -------------   -------------   ---------------
LUXEMBOURG (continued)
     2,293,000   HARSCO CORPORATION (Industrial Machinery,
                 Components, GBP)                                               7.25       10/27/2010   $     3,625,333
     1,000,000   WIND ACQUISITION FINANCE SPA (Financials, Consumer
                 Finance, EUR)                                                 11.75       07/15/2017         1,361,792
     2,990,000   WIND ACQUISITION FINANCE SPA (Financials, Consumer
                 Finance, EUR)                                                 11.00       12/01/2015         4,032,795
                                                                                                             68,869,069
                                                                                                        ---------------
NETHERLANDS: 1.64%
     2,035,000   CEMEX FINANCE LLC (Financials, Consumer Finance,
                 EUR)                                                           9.63       12/14/2017         2,522,154
     2,980,000   NEW WORLD RESOURCES NV (Materials, Metals & Mining,
                 EUR)                                                           7.38       05/15/2015         3,883,389
     2,296,000   OWENS-ILLINOIS EUROPEAN GROUP BV (Materials,
                 Containers & Packaging, EUR)                                   6.88       03/31/2017         3,021,954
     4,361,000   RABOBANK NEDERLAND (Financials, Commercial Banks,
                 NZD)                                                           6.25       07/10/2014         3,305,863
     5,541,000   RABOBANK NEDERLAND (Financials, Commercial Banks,
                 EUR)                                                           4.25       01/16/2017         7,713,553
     2,500,000   ZIGGO BOND COMPANY B.V. (Consumer Discretionary,
                 Media, EUR)                                                    8.00       05/15/2018         3,314,889
                                                                                                             23,761,802
                                                                                                        ---------------
SOUTH AFRICA: 0.15%
     1,701,000   SAVCIO HOLDINGS LIMITED (Industrials, Machinery,
                 EUR)                                                           8.00       02/15/2013         2,194,493
                                                                                                        ---------------
SPAIN: 0.45%
     5,100,000   INAER AVIATION FINANCE LIMITED (Financials,
                 Diversified Financial Services, EUR) (A)                       9.50       08/01/2017         6,492,145
                                                                                                        ---------------
SWITZERLAND: 1.32%
    21,000,000   EUROFIMA (Financials, Commercial Banks, AUD)                   6.25       12/28/2018        19,131,972
                                                                                                        ---------------
UNITED KINGDOM: 6.89%
     8,175,000   BRITISH AMERICAN TOBACCO PLC (Consumer Staples,
                 Tobacco Products, EUR)                                         5.88       03/12/2015        12,046,809
    11,750,000   GLAXOSMITHKLINE PLC (Health Care, Pharmaceuticals,
                 EUR)                                                           5.63       12/13/2017        17,757,457
     2,238,000   HSBC FINANCE CORPORATION (Financials, Consumer
                 Finance, GBP)                                                  7.00       03/27/2012         3,726,345
     5,000,000   IMPERIAL TOBACCO GROUP PLC (Consumer Staples,
                 Tobacco Products, EUR)                                         8.38       02/17/2016         8,065,317
     2,300,000   IMPERIAL TOBACCO GROUP PLC (Consumer Staples,
                 Tobacco Products, EUR)                                         7.25       09/15/2014         3,471,920
     2,172,000   INFINIS PLC (Utilities, Independent Power Producers
                 & Energy Traders, GBP)                                         9.13       12/15/2014         3,527,479
     4,050,000   ISS FINANCING PLC (Financials, Consumer Finance,
                 EUR)                                                          11.00       06/15/2014         5,805,536
     2,780,000   JTI UK FINANCE PLC (Financials, Consumer Finance,
                 EUR)                                                           4.50       04/02/2014         3,913,862
     2,350,000   KERLING PLC (Materials, Chemicals, EUR)                       10.63       01/28/2017         3,177,244
     1,000,000   MARKS & SPENCER GROUP PLC (Consumer Discretionary,
                 Multiline Retail, GBP)                                         6.13       12/02/2019         1,618,347
     3,200,000   MARKS & SPENCER GROUP PLC (Consumer Discretionary,
                 Multiline Retail, GBP)                                         5.88       05/29/2012         5,262,600
     2,791,000   MORGAN STANLEY (Financials, Capital Markets, GBP)              5.38       11/14/2013         4,534,293
     4,000,000   NATIONWIDE BUILDING SOCIETY, FRN (Financials,
                 Thrifts & Mortgage Finance, EUR)                               3.75       01/20/2015         5,261,601
     5,350,000   TESCO PLC (Consumer Staples, Food & Staples
                 Retailing, EUR)                                                5.88       09/12/2016         8,124,143
     1,563,000   VIRGIN MEDIA FINANCE PLC (Financials, Consumer
                 Finance, GBP)                                                  8.88       10/15/2019         2,649,032
     3,440,000   VODAFONE GROUP (Telecommunication Services, Wireless
                 Telecommunication Services, EUR)                               6.88       12/04/2013         5,105,415
     3,600,000   WILLIAM HILL PLC (Consumer Discretionary, Hotels,
                 Restaurants & Leisure, GBP)                                    7.13       11/11/2016         5,648,937
                                                                                                             99,696,337
                                                                                                        ---------------
UNITED STATES: 4.36%
    12,425,000   ANHEUSER-BUSCH INBEV (Consumer Staples, Beverages,
                 USD)                                                           6.88       11/15/2019        14,903,763
     1,850,000   ARAMARK CORPORATION (Industrials, Commercial
                 Services & Supplies, USD)                                      8.50       02/01/2015         1,912,438
     4,150,000   BANK OF AMERICA CORPORATION (Financials, Diversified
                 Financial Services, EUR)                                       7.00       06/15/2016         6,155,298
    10,200,000   GENERAL ELECTRIC CAPITAL CORPORATION (Financials,
                 Diversified Financial Services, NZD)                           7.63       12/10/2014         7,821,849

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

WELLS FARGO ADVANTAGE INTERNATIONAL BOND FUND (FORMERLY, EVERGREEN INTERNATIONAL BOND FUND)

  PRINCIPAL      SECURITY NAME                                          INTEREST RATE   MATURITY DATE        VALUE
--------------   ----------------------------------------------------   -------------   -------------   ---------------
UNITED STATES (continued)
       125,000   IRON MOUNTAIN INCORPORATED (Industrials, Commercial
                 Services & Supplies, GBP)                                      7.25%      04/15/2014   $       190,259
     2,870,000   IRON MOUNTAIN INCORPORATED (Industrials, Commercial
                 Services & Supplies, EUR)                                      6.75       10/15/2018         3,581,091
       376,000   OWENS-BROCKWAY GLASS CONTAINERS INCORPORATED
                 (Materials, Containers & Packaging, EUR)                       6.75       12/01/2014           494,884
     6,600,000   PFIZER INCORPORATED (Health Care, Pharmaceuticals,
                 EUR)                                                           4.75       06/03/2016         9,502,424
       100,000   PREGIS CORPORATION +/- (Materials, Containers &
                 Packaging, EUR)                                                5.84       04/15/2013           118,587
    10,501,000   PROCTER & GAMBLE CO. (Consumer Staples, Household
                 Products, EUR)                                                 4.50       05/12/2014        14,858,710
     2,600,000   ROCKWOOD SPECIALTIES GROUP INCORPORATED (Materials,
                 Chemicals, EUR)                                                7.63       11/15/2014         3,455,955
                                                                                                             62,995,258
                                                                                                        ---------------
TOTAL CORPORATE BONDS & NOTES (COST $417,843,449)                                                           431,863,476
                                                                                                        ---------------
FOREIGN GOVERNMENT BONDS@: 56.57%
    25,000,000   AUSTRALIA SERIES 124 (AUD)                                     5.75       05/15/2021        23,519,481
     6,371,000   AUSTRALIA SERIES 17RG (AUD)                                    5.50       03/01/2017         5,778,621
    13,950,000   AUSTRALIA SERIES 19 (AUD)                                      6.00       04/01/2019        12,987,682
    41,985,000   AUSTRALIA SERIES 25CI (AUD)                                    3.00       09/20/2025        40,121,932
    16,300,000   BRAZIL (BRL)                                                  12.50       01/05/2016        10,342,734
    34,700,000   BRAZIL (BRL)                                                  12.50       01/05/2022        22,516,133
     4,520,000   BRAZIL (BRL)                                                  10.25       01/10/2028         2,602,701
     1,850,000   BRAZIL (BRL)                                                   7.13       01/20/2037         2,294,000
    26,235,000   CAISSE D'AMORTISSEMENT DE LA DETTE SOCIALE (EUR)               4.13       04/25/2017        37,309,501
     4,300,000   CAISSE D'AMORTISSEMENT DE LA DETTE SOCIALE (EUR)               4.25       04/25/2020         6,086,209
    18,150,000   CANADA (NZD)                                                   6.25       06/16/2015        13,741,173
    42,950,000   CANADA (CAD)                                                   3.75       06/01/2019        44,108,507
    43,100,000   CANADA SERIES 23 (CAD)                                         4.10       12/15/2018        44,309,928
    22,700,000   FRANCE (EUR)                                                   3.50       04/25/2020        30,946,706
    12,400,000   FRANCE (EUR)                                                   4.75       04/25/2035        19,104,866
    26,280,000   GERMANY (EUR)                                                  4.25       07/04/2017        38,652,307
    12,350,000   GERMANY (EUR)                                                  3.75       01/04/2019        17,594,024
    28,150,000   GERMANY (EUR)                                                  3.25       01/04/2020        38,596,378
    11,750,000   GERMANY (EUR)                                                  4.25       07/04/2039        17,824,263
 8,089,500,000   HUNGARY (HUF)                                                  6.75       02/24/2017        36,276,557
13,050,000,000   INDONESIA (IDR)                                               10.00       07/15/2017         1,629,466
11,400,000,000   KOREA (KRW)                                                    5.25       09/10/2015         9,987,993
30,590,000,000   KOREA (KRW)                                                    5.25       03/10/2027        26,512,997
   127,850,000   MALAYSIA (MYR)                                                 3.84       08/12/2015        40,777,358
   442,205,000   MEXICO (MXN)                                                   9.50       12/18/2014        39,899,509
    13,400,000   MEXICO (MXN)                                                  10.00       12/05/2024         1,362,683
       245,000   MOROCCO (EUR)                                                  5.38       06/27/2017           338,428
    10,350,000   NETHERLANDS (EUR)                                              4.00       07/15/2018        14,859,434
    14,600,000   NETHERLANDS (EUR)                                              4.00       01/15/2037        20,893,591
    36,840,000   NEW ZEALAND (NZD)                                              6.00       12/15/2017        28,270,622
    73,100,000   NORWAY (NOK)                                                   5.00       05/15/2015        13,360,270
   100,790,000   NORWAY (NOK)                                                   4.25       05/19/2017        18,073,386
       850,000   PHILIPPINES (EUR)                                              6.25       03/15/2016         1,251,676
   113,195,000   POLAND (PLN)                                                   5.50       04/25/2015        36,971,719
     7,575,000   SLOVENIA (EUR)                                                 4.38       02/06/2019        10,309,161
       620,000   TURKEY (EUR)                                                   5.50       02/16/2017           852,472
    50,225,000   UNITED KINGDOM GILT (GBP) (GBP)                                4.75       03/07/2020        87,913,137
TOTAL FOREIGN GOVERNMENT BONDS (COST $803,599,104)                                                          817,977,605
                                                                                                        ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

WELLS FARGO ADVANTAGE INTERNATIONAL BOND FUND (FORMERLY, EVERGREEN INTERNATIONAL BOND FUND)

  PRINCIPAL      SECURITY NAME                                          INTEREST RATE   MATURITY DATE        VALUE
--------------   ----------------------------------------------------   -------------   -------------   ---------------
YANKEE OBLIGATIONS: 5.33%
CONSUMER DISCRETIONARY: 0.19%
MULTILINE RETAIL: 0.19%
$    2,500,000   MARKS & SPENCER GROUP PLC                                      6.25%      12/01/2017   $     2,680,778
CONSUMER STAPLES: 0.25%
FOOD & STAPLES RETAILING: 0.25%
     3,250,000   TESCO PLC                                                      5.50       11/15/2017         3,580,070
FINANCIALS: 3.32%
CAPITAL MARKETS: 0.68%
     7,500,000   BP CAPITAL MARKETS PLC                                         5.25       11/07/2013         7,581,420
     2,400,000   BP CAPITAL MARKETS PLC                                         3.88       03/10/2015         2,294,302
                                                                                                              9,875,722
                                                                                                        ---------------
COMMERCIAL BANKS: 1.58%
       300,000   EURASIAN DEVELOPMENT BANK                                      7.38       09/29/2014           319,650
    19,920,000   KFW BANKENGRUPPE                                               4.88       06/17/2019        22,581,710
                                                                                                             22,901,360
                                                                                                        ---------------
CONSUMER FINANCE: 1.05%
    12,685,000   PETROPLUS FINANCE LIMITED                                      5.75       01/20/2020        13,486,350
     1,591,000   VIRGIN MEDIA FINANCE PLC                                       9.13       08/15/2016         1,710,325
                                                                                                             15,196,675
                                                                                                        ---------------
DIVERSIFIED FINANCIAL SERVICES: 0.01%
       100,000   TNK-BP FINANCE SA                                              6.25       02/02/2015           103,500
                                                                                                        ---------------
                                                                                                             48,077,257
GOVERNMENT BONDS: 0.55%
       400,000   BAHAMAS                                                        6.95       11/20/2029           408,634
       850,000   COLOMBIA                                                       7.38       03/18/2019         1,039,125
       775,000   COLOMBIA                                                       8.13       05/21/2024           995,875
       500,000   CROATIA                                                        6.63       07/14/2020           536,407
       250,000   DOMINICAN REPUBLIC                                             7.50       05/06/2021           263,125
       250,000   INDONESIA                                                      7.75       01/17/2038           319,375
       634,000   MEXICO                                                         5.95       03/19/2019           715,786
       396,000   PERU                                                           8.38       05/03/2016           495,990
     1,150,000   PHILIPPINES                                                    6.50       01/20/2020         1,329,745
       600,000   REPUBLIC OF PANAMA                                             5.20       01/30/2020           642,000
       165,000   REPUBLIC OF PERU                                               7.13       03/30/2019           201,795
       368,000   RUSSIA, STEP BOND                                              0.00       03/31/2030           426,770
       215,000   SRI LANKA                                                      7.40       01/22/2015           232,738
       300,000   VIETNAM                                                        6.75       01/29/2020           330,000
                                                                                                              7,937,365
MATERIALS: 0.02%
METALS & MINING: 0.02%
       300,000   KAZATOMPROM                                                    6.25%      05/20/2015           319,590
                                                                                                        ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

WELLS FARGO ADVANTAGE INTERNATIONAL BOND FUND (FORMERLY, EVERGREEN INTERNATIONAL BOND FUND)

  PRINCIPAL      SECURITY NAME                                          INTEREST RATE   MATURITY DATE        VALUE
--------------   ----------------------------------------------------   -------------   -------------   ---------------
TELECOMMUNICATION SERVICES: 0.96%
DIVERSIFIED TELECOMMUNICATION SERVICES: 0.96%
    10,000,000   DEUTSCHE TELEKOM                                               4.88       07/08/2014        10,884,250
     2,675,000   SABLE INTERNATIONAL FINANCE LIMITED                            7.75       02/15/2017         2,715,125
       250,000   VIMPELCOM LIMITED                                              9.13       04/30/2018           286,250
                                                                                                             13,885,625
                                                                                                        ---------------
UTILITIES: 0.04%
ELECTRIC UTILITIES: 0.04%
       500,000   E.ON AG                                                        5.80       04/30/2018           565,484
                                                                                                        ---------------
TOTAL YANKEE OBLIGATIONS (COST $72,707,231)                                                                  77,046,169
                                                                                                        ---------------

    SHARES                                                                  YIELD
--------------                                                          -------------
SHORT-TERM INVESTMENTS: 7.76%
INVESTMENT COMPANIES
    62,199,044   WELLS FARGO ADVANTAGE MONEY MARKET
                 TRUST(L)(U)                                                    0.31%                        62,199,044

  PRINCIPAL                                                             INTEREST RATE   MATURITY DATE
--------------                                                          -------------   -------------
US TREASURY BILLS: 3.46%
$   50,000,000   U.S. TREASURY BILL(BETA)(F)                                    0.15       08/26/2010        49,995,113
                                                                                                        ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $112,194,160)                                                            112,194,157
                                                                                                        ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,406,343,944)*                                                         99.52%                   $ 1,439,081,407
OTHER ASSETS AND LIABILITIES, NET                                               0.48                          6,907,964
                                                                              ------                    ---------------
TOTAL NET ASSETS                                                              100.00%                   $ 1,445,989,371
                                                                              ------                    ---------------

+/-  VARIABLE RATE INVESTMENTS.

@    FOREIGN BOND PRINCIPAL IS DENOMINATED IN LOCAL CURRENCY.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(L)  INVESTMENT IN AN AFFILIATE.

(U)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

(BETA) RATE SHOWN REPRESENTS THE YIELD TO MATURITY AT DATE OF PURCHASE.

F ALL OR A PORTION OF THIS SECURITY WAS PLEDGED TO COVER INITIAL MARGIN REQUIREMENTS FOR OPEN FUTURES CONTRACTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $1,407,338,216 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $ 54,165,919
GROSS UNREALIZED DEPRECIATION    (22,422,728)
                                ------------
NET UNREALIZED APPRECIATION     $ 31,743,191

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL BOND FUND (FORMERLY, EVERGREEN INTERNATIONAL BOND FUND)

NOTES TO PORTFOLIO OF INVESTMENT July 31, 2010 (unaudited)

The Fund's portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund and its holdings, please see the Fund's most recent prospectus and annual report.

SECURITIES VALUATION

Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. This service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' fair values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics and general market conditions.

Investments in open-end mutual funds are valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and loses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

FORWARD FOREIGN CURRENCY CONTRACTS

The Fund may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund's maximum risk of loss from counterparty credit risk is the unrealized gains or losses on the contracts. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty.

FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund's investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund's investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

     Level 1 - quoted prices in active markets for identical securities

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of July 31, 2010, the inputs used in valuing the Fund's assets, which are carried at fair value, were as follows:


                                              SIGNIFICANT
                                                 OTHER        SIGNIFICANT
                                              OBSERVABLE     UNOBSERVABLE
                            QUOTED PRICES       INPUTS          INPUTS
INVESTMENTS IN SECURITIES     (LEVEL 1)        (LEVEL 2)       (LEVEL 3)         TOTAL
-------------------------   -------------   --------------   ------------   --------------
CORPORATE BONDS AND NOTES    $         0    $  431,863,476        $0        $  431,863,476
FOREIGN GOVERNMENT BONDS               0       817,977,605         0           817,977,605
U.S. TREASURY BILL                     0        49,995,113         0            49,995,113
YANKEE BONDS                           0        77,046,169         0            77,046,169
INVESTMENT COMPANIES          62,199,044                 0         0            62,199,044
                             -----------    --------------        --        --------------
                             $62,199,044    $1,326,882,363        $0        $1,439,081,407
                             ===========    ==============        ==        ==============

As of July 31, 2010, the inputs used in valuing the Fund's other financial instruments, which are carried at fair value, were as follows:

                                                     SIGNIFICANT
                                                        OTHER       SIGNIFICANT
                                                      OBSERVABLE    UNOBSERVABLE
                                     QUOTED PRICES      INPUTS         INPUTS
OTHER FINANCIAL INSTRUMENTS            (LEVEL 1)      (LEVEL 2)      (LEVEL 3)     TOTAL
---------------------------          -------------   -----------   -------------   -----
FORWARD FOREIGN CURRENCY CONTRACTS         $0        $2,548,219         $0           $0

DERIVATIVE TRANSACTIONS

During the nine months ended July 31, 2010, the Fund entered into forward foreign currency exchange contracts for hedging purposes.

At July 31, 2010, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Buy:

                                                                                  Net Unrealized
 Exchange                           U.S. Value at July                             Appreciation
   Date      Contracts to Receive        31, 2010        In Exchange for U.S. $   (Depreciation)
----------   --------------------   ------------------   ----------------------   --------------
8/6/2010       3,835,000,000 JPY        $44,390,234            $40,818,281          $3,571,953
8/9/2010             650,000 EUR            847,045                799,000              48,045
8/9/2010             197,619 EUR            257,527                250,000               7,527
10/1/2010         11,900,000 EUR         15,506,395             15,477,319              29,076
10/29/2010     4,445,000,000 JPY         51,490,560             50,753,017             737,543
10/29/2010     1,700,000,000 JPY         19,692,678             19,742,190             (49,512)

Forward Foreign Currency Exchange Contracts to Sell:

                                                                                  Net Unrealized
 Exchange                           U.S. Value at July                             Appreciation
   Date      Contracts to Receive        31, 2010        In Exchange for U.S. $   (Depreciation)
----------   --------------------   ------------------   ----------------------   --------------
8/9/2010          1,330,000 EUR         $1,733,185             $1,593,367           $(139,818)
8/18/2010       261,300,000 HUF          1,197,259              1,163,557             (33,702)
8/18/2010         3,785,000 PLN          1,230,036              1,167,622             (62,414)
9/20/2010         1,430,000 EUR          1,863,414              1,832,280             (31,134)

Forward Foreign Currency Exchange Contracts to Buy:

                                                                                                  Net Unrealized
 Exchange                           U.S. Value at July                       U.S. Value at July    Appreciation
   Date      Contracts to Receive        31, 2010         In Exchange for          31, 2010        (Depreciation)
----------   --------------------   ------------------   -----------------   ------------------   --------------
8/23/2010         19,016,499 EUR        $24,781,117      2,130,000,000 JPY       $23,246,729        $1,534,388
9/15/2010         24,517,204 EUR         31,948,361         20,300,000 GBP        29,763,894         2,184,467
9/15/2010         10,157,502 EUR        $13,236,238          8,300,000 GBP       $12,389,616        $  846,622
9/15/2010         58,584,032 EUR         76,340,832         48,275,000 GBP        71,639,465         4,701,367
8/18/2010      3,222,507,505 JPY         37,304,285        113,305,000 PLN        34,738,398         2,565,887
8/18/2010      3,294,057,377 JPY         38,132,558      8,037,500,000 HUF        35,509,701         2,622,857
8/23/2010      5,719,384,000 JPY         66,211,258         51,500,000 EUR        61,931,608         4,279,650
8/23/2010      2,481,530,895 JPY         28,727,793         32,715,000 AUD        26,870,936         1,856,857

8/23/2010      3,092,425,000 JPY         35,799,896         41,000,000 AUD        34,594,753         1,205,143
8/25/2010      5,630,552,640 JPY         65,183,958         72,120,000 AUD        62,319,343         2,864,615
8/25/2010        575,000,000 JPY          6,656,678          7,815,686 AUD         6,570,302            86,376
9/1/2010       5,483,054,800 JPY         63,480,043         64,340,000 CAD        60,956,696         2,523,347
9/1/2010       2,130,000,000 JPY         24,660,066         24,061,272 CAD        23,288,869         1,371,197
9/1/2010         418,515,000 JPY          4,845,356          5,000,000 CAD         4,809,135            36,221
10/1/2010      6,642,000,000 JPY         76,918,653         61,446,519 EUR        74,303,613         2,615,040
10/13/2010     6,080,000,000 JPY         70,418,746         97,812,098 NZD        68,782,171         1,636,575

Forward Foreign Currency Exchange Contracts to Sell:

                                                                                                  Net Unrealized
Exchange                            U.S. Value at July                       U.S. Value at July    Appreciation
  Date       Contracts to Receive        31, 2010        In Exchange for          31, 2010        (Depreciation)
----------   --------------------   ------------------   -----------------   ------------------   --------------
8/23/2010         32,715,000 AUD        $29,532,241      2,481,530,895 JPY       $26,870,936       $(2,661,305)
8/23/2010         41,000,000 AUD         37,011,215      3,092,425,000 JPY        34,594,753        (2,416,462)
8/25/2010         72,120,000 AUD         65,088,581      5,630,552,640 JPY        62,319,343        (2,769,238)
8/25/2010          7,815,686 AUD          7,053,687        575,000,000 JPY         6,570,302          (483,385)
9/1/2010          64,340,000 CAD         62,562,871      5,483,054,800 JPY        60,956,696        (1,606,175)
9/1/2010          24,061,272 CAD         23,396,678      2,130,000,000 JPY        23,288,869          (107,809)
9/1/2010           5,000,000 CAD          4,861,896        418,515,000 JPY         4,809,135           (52,761)
8/23/2010         51,500,000 EUR         67,111,593      5,719,384,000 JPY        61,931,608        (5,179,985)
10/1/2010         61,446,519 EUR         80,068,401      6,642,000,000 JPY        74,303,613        (5,764,788)
8/18/2010      8,037,500,000 HUF        $36,827,281      3,294,057,377 JPY       $35,509,701        (1,317,580)
8/23/2010      2,130,000,000 JPY         24,658,246         19,016,499 EUR        23,246,729        (1,411,517)
10/13/2010        97,812,098 NZD         70,576,607      6,080,000,000 JPY        68,782,171        (1,794,436)
8/18/2010        113,305,000 PLN         36,821,467      3,222,507,505 JPY        34,738,398        (2,083,069)
9/15/2010         20,300,000 GBP         31,847,411         24,517,204 EUR        29,763,894        (2,083,517)

9/15/2010          8,300,000 GBP         13,021,355         10,157,502 EUR        12,389,616          (631,739)
9/15/2010         48,275,000 GBP         75,735,653         58,584,032 EUR        71,639,465        (4,096,188)

The Fund had average contract amounts of $597,756,542 and $56,923,902 in forward foreign currency exchange contracts to buy and forward foreign currency exchange contracts to sell, respectively, for the nine months ended July 31, 2010.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

DISCIPLINED GLOBAL EQUITY FUND (FORMERLY EVERGREEN GLOBAL LARGE CAP EQUITY FUND)

    SHARES      SECURITY NAME                                                                                VALUE
-------------   -------------------------------------------------------------------------------------   ---------------
COMMON STOCKS: 98.10%
AUSTRALIA: 3.00%
       20,176   AUSTRALIA & NEW ZEALAND BANKING GROUP LIMITED (FINANCIALS, COMMERCIAL BANKS)            $       420,737
       12,408   CALTEX AUSTRALIA LIMITED (ENERGY, OIL, GAS & CONSUMABLE FUELS)                                  115,286
        7,356   COMMONWEALTH BANK OF AUSTRALIA (FINANCIALS, COMMERCIAL BANKS)                                   349,785
       90,722   FAIRFAX MEDIA LIMITED (CONSUMER DISCRETIONARY, MEDIA)                                           121,062
       69,811   GOODMAN FIELDER LIMITED (CONSUMER STAPLES, FOOD PRODUCTS)                                        84,316
        4,248   MACQUARIE GROUP LIMITED (FINANCIALS, CAPITAL MARKETS)                                           142,966
       12,060   NATIONAL AUSTRALIA BANK LIMITED (FINANCIALS, COMMERCIAL BANKS)                                  274,185
       64,616   ONESTEEL LIMITED (MATERIALS, METALS & MINING)                                                   174,790
       31,730   TABCORP HOLDINGS LIMITED (CONSUMER DISCRETIONARY, HOTELS, RESTAURANTS & LEISURE)                196,924
                                                                                                              1,880,051
                                                                                                        ---------------
AUSTRIA: 0.14%
        2,668   OMV AG (ENERGY, OIL, GAS & CONSUMABLE FUELS)                                                     89,302
                                                                                                        ---------------
BELGIUM: 0.53%
        2,582   DELHAIZE GROUP (CONSUMER STAPLES, FOOD & STAPLES RETAILING)                                     190,680
        3,244   KBC GROEP NV (FINANCIALS, COMMERCIAL BANKS)                                                     143,310
                                                                                                                333,990
                                                                                                        ---------------
BERMUDA: 0.83%
        5,405   AXIS CAPITAL HOLDINGS LIMITED (FINANCIALS, INSURANCE)                                           168,474
        6,583   SEADRILL LIMITED (ENERGY, ENERGY EQUIPMENT & SERVICES)                                          152,779
       61,000   YUE YUEN INDUSTRIAL HOLDINGS LIMITED (CONSUMER DISCRETIONARY, TEXTILES, APPAREL &
                LUXURY GOODS)                                                                                   197,902
                                                                                                                519,155
                                                                                                        ---------------
CANADA: 5.16%
        2,500   AGRIUM INCORPORATED (MATERIALS, CHEMICALS)                                                      157,337
        9,500   ALIMENTATION COUCHE TARD INCORPORATED (CONSUMER STAPLES, FOOD & STAPLES RETAILING)              198,030
        8,438   BANK OF NOVA SCOTIA (FINANCIALS, COMMERCIAL BANKS)                                              423,439
        2,281   BARRICK GOLD CORPORATION (MATERIALS, METALS & MINING)                                            93,765
       42,000   BOMBARDIER INCORPORATED (INDUSTRIALS, AEROSPACE & DEFENSE)                                      190,380
        6,912   CENOVUS ENERGY INCORPORATED (ENERGY, OIL, GAS & CONSUMABLE FUELS)                               194,643
        9,500   ENCANA CORPORATION (ENERGY, OIL, GAS & CONSUMABLE FUELS)                                        290,438
        1,895   MAGNA INTERNATIONAL INCORPORATED CLASS A (CONSUMER DISCRETIONARY, AUTO COMPONENTS)              141,067
        4,783   NATIONAL BANK OF CANADA (FINANCIALS, COMMERCIAL BANKS)                                          274,451
        2,046   OPEN TEXT CORPORATION (INFORMATION TECHNOLOGY, INTERNET SOFTWARE & SERVICES)+                    80,980
        3,200   RESEARCH IN MOTION LIMITED (INFORMATION TECHNOLOGY, COMMUNICATIONS EQUIPMENT)+                  184,116
        3,500   ROGERS COMMUNICATIONS INCORPORATED (TELECOMMUNICATION SERVICES, WIRELESS
                TELECOMMUNICATION SERVICES)                                                                     121,711
       14,020   TALISMAN ENERGY INCORPORATED (ENERGY, OIL, GAS, & CONSUMABLE FUELS)                             239,338
        6,208   TECK COMINCO INCORPORATED LIMITED (MATERIALS, METALS & MINING)                                  218,538
        6,240   TELUS CORPORATION (TELECOMMUNICATION SERVICES, DIVERSIFIED TELECOMMUNICATION
                SERVICES)                                                                                       234,171
        2,700   TORONTO-DOMINION BANK (FINANCIALS, COMMERCIAL BANKS)                                            192,142
                                                                                                              3,234,546
                                                                                                        ---------------
FINLAND: 0.67%
       13,286   UPM-KYMMENE OYJ (MATERIALS, PAPER & FOREST PRODUCTS)                                            192,874
        4,275   WARTSILA OYJ (INDUSTRIALS, MACHINERY)                                                           224,900
                                                                                                                417,774
                                                                                                        ---------------
FRANCE: 3.81%
       11,794   AXA SA (FINANCIALS, INSURANCE)                                                                  217,400
        7,268   BNP PARIBAS SA (FINANCIALS, COMMERCIAL BANKS)                                                   499,232
        1,816   CHRISTIAN DIOR SA (CONSUMER DISCRETIONARY, TEXTILES, APPAREL & LUXURY GOODS)                    196,800

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

DISCIPLINED GLOBAL EQUITY FUND (FORMERLY EVERGREEN GLOBAL LARGE CAP EQUITY FUND)

    SHARES      SECURITY NAME                                                                                VALUE
-------------   -------------------------------------------------------------------------------------   ---------------
FRANCE (continued)
       10,668   CNP ASSURANCES (FINANCIALS, INSURANCE)                                                  $       220,208
       11,716   CREDIT AGRICOLE SA (FINANCIALS, COMMERCIAL BANKS)                                               160,464
        9,107   SANOFI-AVENTIS SA (HEALTH CARE, PHARMACEUTICALS)                                                528,948
        1,817   VINCI SA (INDUSTRIALS, CONSTRUCTION & ENGINEERING)                                               87,965
       19,838   VIVENDI SA (CONSUMER DISCRETIONARY, MEDIA)                                                      476,838
                                                                                                              2,387,855
                                                                                                        ---------------
GERMANY: 4.84%
        1,103   ALLIANZ AG (FINANCIALS, INSURANCE)                                                              128,070
       10,560   BASF SE (MATERIALS, CHEMICALS)                                                                  616,643
        2,348   BAYERISCHE MOTOREN WERKE AG (CONSUMER DISCRETIONARY, AUTOMOBILES)                               126,400
        2,492   CONTINENTAL AG (CONSUMER DISCRETIONARY, AUTO COMPONENTS)                                        158,963
        6,665   DEUTSCHE BANK AG (FINANCIALS, CAPITAL MARKETS)                                                  465,543
       13,021   E.ON AG (UTILITIES, ELECTRIC UTILITIES)                                                         388,490
        2,435   HANNOVER RUECKVERSICHERUNG AG (FINANCIALS, INSURANCE)                                           116,582
        1,212   HOCHTIEF AG (INDUSTRIALS, CONSTRUCTION & ENGINEERING)                                            78,568
       34,233   INFINEON TECHNOLOGIES AG (INFORMATION TECHNOLOGY, SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT)+                                                                                     231,039
        1,106   RWE AG (UTILITIES, MULTI-UTILITIES)                                                              78,103
        4,072   SIEMENS AG (INDUSTRIALS, INDUSTRIAL CONGLOMERATES)                                              396,868
        8,011   SUEDZUCKER AG (CONSUMER STAPLES, FOOD PRODUCTS)                                                 154,557
        1,688   WINCOR NIXDORF AG (INFORMATION TECHNOLOGY, COMPUTERS & PERIPHERALS)                              95,259
                                                                                                              3,035,085
                                                                                                        ---------------
GREECE: 0.26%
       10,288   PUBLIC POWER CORPORATION SA (UTILITIES, ELECTRIC UTILITIES)                                     163,697
                                                                                                        ---------------
HONG KONG: 0.90%
       28,000   HANG LUNG GROUP LIMITED (FINANCIALS, REAL ESTATE MANAGEMENT & DEVELOPMENT)                      164,377
       46,000   WHARF HOLDINGS LIMITED (FINANCIALS, REAL ESTATE MANAGEMENT & DEVELOPMENT)                       251,690
       47,000   WHEELOCK & COMPANY (FINANCIALS, REAL ESTATE MANAGEMENT & DEVELOPMENT)                           146,431
                                                                                                                562,498
                                                                                                        ---------------
IRELAND: 0.22%
        7,680   XL GROUP PLC (FINANCIALS, INSURANCE)                                                            136,166
                                                                                                        ---------------
ITALY: 2.46%
       96,666   ENEL SPA (ENERGY, OIL, GAS, & CONSUMABLE FUELS)                                                 474,593
       31,899   ENI SPA (ENERGY, OIL, GAS, & CONSUMABLE FUELS)                                                  652,221
       79,944   PARMALAT SPA (CONSUMER STAPLES, FOOD PRODUCTS)                                                  193,565
      174,676   TELECOM ITALIA SPA (TELECOMMUNICATION SERVICES, DIVERSIFIED TELECOMMUNICATION
                SERVICES)                                                                                       222,507
                                                                                                              1,542,886
                                                                                                        ---------------
JAPAN: 12.41%
       19,000   AEON COMPANY LIMITED (CONSUMER STAPLES, FOOD & STAPLES RETAILING)                               203,426
        3,900   AISIN SEIKI COMPANY LIMITED (CONSUMER DISCRETIONARY, AUTO COMPONENTS)                           109,017
       13,000   AJINOMOTO COMPANY INCORPORATED (CONSUMER STAPLES, FOOD PRODUCTS)                                123,236
       12,000   AOYAMA TRADING COMPANY LIMITED (CONSUMER DISCRETIONARY, SPECIALTY RETAIL)                       189,594
        8,000   ASAHI BREWERIES LIMITED (CONSUMER STAPLES, BEVERAGES)                                           141,767
       21,000   ASAHI GLASS COMPANY LIMITED (INDUSTRIALS, BUILDING PRODUCTS)                                    213,901
        8,200   CANON INCORPORATED (INFORMATION TECHNOLOGY, OFFICE ELECTRONICS)                                 357,347
       21,000   DAICEL CHEMICAL INDUSTRIES LIMITED (MATERIALS, CHEMICALS)                                       148,759
        2,900   DAITO TRUST CONSTRUCTION COMPANY LIMITED (FINANCIALS, REAL ESTATE MANAGEMENT &
                DEVELOPMENT)                                                                                    157,764
       43,000   FUJITSU LIMITED (INFORMATION TECHNOLOGY, COMPUTERS & PERIPHERALS)                               306,094
       27,000   ITOCHU CORPORATION (INDUSTRIALS, TRADING COMPANIES & DISTRIBUTORS)                              210,637
        6,300   ITOCHU TECHNO-SCIENCE CORPORATION (INFORMATION TECHNOLOGY, IT SERVICES)                         229,701
        3,300   JAPAN PETROLEUM EXPLORATION COMPANY (ENERGY, OIL, GAS & CONSUMABLE FUELS)                       130,251
           60   JAPAN RETAIL FUND INVESTMENT CORPORATION (FINANCIALS, REAL ESTATE INVESTMENT TRUSTS)             77,296

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

DISCIPLINED GLOBAL EQUITY FUND (FORMERLY EVERGREEN GLOBAL LARGE CAP EQUITY FUND)

    SHARES      SECURITY NAME                                                                                VALUE
-------------   -------------------------------------------------------------------------------------   ---------------
JAPAN (continued)
           99   JUPITER TELECOMMUNICATIONS COMPANY LIMITED (CONSUMER DISCRETIONARY, MEDIA)              $       101,756
       12,100   KYUSHU ELECTRIC POWER COMPANY INCORPORATED (UTILITIES, ELECTRIC UTILITIES)                      273,806
       25,000   MARUBENI CORPORATION (INDUSTRIALS, TRADING COMPANIES & DISTRIBUTORS)                            134,267
        3,800   MEIJI HOLDINGS COMPANY LIMITED (CONSUMER STAPLES, FOOD PRODUCTS)                                163,401
        7,300   MILLEA HOLDINGS INCORPORATED (FINANCIALS, INSURANCE)                                            199,917
       25,000   MITSUBISHI CHEMICAL HOLDINGS CORPORATION (MATERIALS, CHEMICALS)                                 129,058
       28,000   MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED (FINANCIALS, COMMERCIAL BANKS)                      139,036
       22,000   MITSUI & COMPANY LIMITED (INDUSTRIALS, TRADING COMPANIES & DISTRIBUTORS)                        282,146
       56,000   MITSUI ENGINEERING & SHIPBUILDING COMPANY LIMITED (INDUSTRIALS, MACHINERY)                      116,673
       51,000   MITSUI MINING & SMELTING COMPANY LIMITED (MATERIALS, METALS & MINING)                           139,314
       36,000   MITSUI TRUST HOLDINGS INCORPORATED (FINANCIALS, COMMERCIAL BANKS)                               127,924
       76,000   MIZUHO FINANCIAL GROUP INCORPORATED (FINANCIALS, COMMERCIAL BANKS)                              124,035
            5   NIPPON BUILDING FUND INCORPORATED (FINANCIALS, REAL ESTATE MANAGEMENT & DEVELOPMENT)             42,595
       12,000   NIPPON ELECTRIC GLASS COMPANY LIMITED (INFORMATION TECHNOLOGY, ELECTRONIC EQUIPMENT &
                INSTRUMENTS)                                                                                    152,926
       30,000   NIPPON EXPRESS COMPANY LIMITED (INDUSTRIALS, ROAD & RAIL)                                       122,229
        2,600   NIPPON PAPER GROUP INCORPORATED (MATERIALS, PAPER & FOREST PRODUCTS)                             69,307
        6,500   NIPPON TELEGRAPH & TELEPHONE CORPORATION (TELECOMMUNICATION SERVICES, DIVERSIFIED
                TELECOMMUNICATION SERVICES)                                                                     270,097
       34,000   NISSAN MOTOR COMPANY LIMITED (CONSUMER DISCRETIONARY, AUTOMOBILES)                              261,311
          201   NTT DOCOMO INCORPORATED (TELECOMMUNICATION SERVICES, WIRELESS TELECOMMUNICATION
                SERVICES)                                                                                       319,897
        1,900   ORIX CORPORATION (FINANCIALS, CONSUMER FINANCE)                                                 149,546
       32,000   SUMITOMO CORPORATION (INDUSTRIALS, TRADING COMPANIES & DISTRIBUTORS)                            340,020
        8,300   SUMITOMO MITSUI FINANCIAL GROUP INCORPORATED (FINANCIALS, COMMERCIAL BANKS)                     257,084
       16,000   SUMITOMO RUBBER INDUSTRIES (CONSUMER DISCRETIONARY, AUTO COMPONENTS)                            158,713
       10,700   TAKEDA PHARMACEUTICAL COMPANY LIMITED (HEALTH CARE, PHARMACEUTICALS)                            491,064
       19,000   TOPPAN PRINTING COMPANY LIMITED (INDUSTRIALS, COMMERCIAL SERVICES & SUPPLIES)                   156,803
       40,000   TOSOH CORPORATION (MATERIALS, CHEMICALS)                                                        106,951
        7,800   TOYOTA MOTOR CORPORATION (CONSUMER DISCRETIONARY, AUTOMOBILES)                                  275,363
        6,000   YAMAZAKI BAKING COMPANY LIMITED (CONSUMER STAPLES, FOOD PRODUCTS)                                76,046
                                                                                                              7,780,075
                                                                                                        ---------------
NETHERLANDS: 1.54%
        9,517   ING GROEP NV (FINANCIALS, DIVERSIFIED FINANCIAL SERVICES)                                        91,527
       18,740   KONINKLIJKE AHOLD NV (CONSUMER STAPLES, FOOD & STAPLES RETAILING)                               240,547
        5,012   KONINKLIJKE DSM NV (MATERIALS, CHEMICALS)                                                       237,841
       12,571   KONINKLIJKE PHILIPS ELECTRONICS NV (INDUSTRIALS, INDUSTRIAL CONGLOMERATES)                      391,691
                                                                                                                961,606
                                                                                                        ---------------
NORWAY: 0.32%
        9,979   STATOIL ASA (ENERGY, OIL, GAS & CONSUMABLE FUELS)                                               201,700
                                                                                                        ---------------
SINGAPORE: 0.77%
       32,628   FLEXTRONICS INTERNATIONAL LIMITED (INFORMATION TECHNOLOGY, ELECTRONIC EQUIPMENT &
                INSTRUMENTS)+                                                                                   202,946
        3,800   K GREEN TRUST (FINANCIALS, DIVERSIFIED FINANCIAL SERVICES)                                        3,214
       19,000   KEPPEL CORPORATION LIMITED (INDUSTRIALS, INDUSTRIAL CONGLOMERATES)                              130,504
       50,000   UNITED OVERSEAS LAND LIMITED (FINANCIALS, REAL ESTATE MANAGEMENT & DEVELOPMENT)                 145,242
                                                                                                                481,906
                                                                                                        ---------------
SPAIN: 1.32%
       43,673   BANCO SANTANDER CENTRAL HISPANO SA (FINANCIALS, COMMERCIAL BANKS)                               567,361
       10,984   REPSOL YPF SA (ENERGY, OIL, GAS & CONSUMABLE FUELS)                                             259,151
                                                                                                                826,512
                                                                                                        ---------------
SWEDEN: 1.33%
       20,176   NORDEA BANK AB (FINANCIALS, COMMERCIAL BANKS)                                                   201,770
       18,661   SKANSKA AB (INDUSTRIALS, CONSTRUCTION & ENGINEERING)                                            315,598

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

DISCIPLINED GLOBAL EQUITY FUND (FORMERLY EVERGREEN GLOBAL LARGE CAP EQUITY FUND)

    SHARES      SECURITY NAME                                                                                VALUE
-------------   -------------------------------------------------------------------------------------   ---------------
SWEDEN (CONTINUED)
       21,865   SVENSKA CELLULOSA AB CLASS B (MATERIALS, PAPER & FOREST PRODUCTS)                       $       315,574
                                                                                                                832,942
                                                                                                        ---------------
SWITZERLAND: 3.53%
        6,272   ACE LIMITED (FINANCIALS, INSURANCE)                                                             332,918
        2,919   COMPAGNIE FINANCIERE RICHEMONT SA (CONSUMER DISCRETIONARY, TEXTILES, APPAREL &
                LUXURY GOODS)                                                                                   113,907
       10,351   NESTLE SA (CONSUMER STAPLES, FOOD PRODUCTS)                                                     511,737
       12,693   NOVARTIS AG (HEALTH CARE, PHARMACEUTICALS)                                                      615,946
          465   ROCHE HOLDINGS AG (HEALTH CARE, PHARMACEUTICALS)                                                 60,485
        8,769   TYCO INTERNATIONAL LIMITED (INDUSTRIALS, INDUSTRIAL CONGLOMERATES)                              335,677
        1,046   ZURICH FINANCIAL SERVICES AG (FINANCIALS, INSURANCE)                                            244,204
                                                                                                              2,214,874
                                                                                                        ---------------
UNITED KINGDOM: 9.40%
        8,758   ASSOCIATED BRITISH FOODS PLC (CONSUMER STAPLES, FOOD PRODUCTS)                                  141,137
       12,476   ASTRAZENECA PLC (HEALTH CARE, PHARMACEUTICALS)                                                  633,894
       59,649   BARCLAYS PLC (FINANCIALS, COMMERCIAL BANKS)                                                     311,495
       29,243   BHP BILLITON PLC (MATERIALS, METALS & MINING)                                                   895,478
       65,621   BP PLC (ENERGY, OIL, GAS, & CONSUMABLE FUELS)                                                   418,003
        8,587   BRITISH AMERICAN TOBACCO PLC (CONSUMER STAPLES, TOBACCO)                                        295,626
       44,342   HOME RETAIL GROUP (CONSUMER DISCRETIONARY, INTERNET & CATALOG RETAIL)                           166,294
       55,647   HSBC HOLDINGS PLC (FINANCIALS, COMMERCIAL BANKS)                                                564,077
       14,270   IMPERIAL TOBACCO GROUP PLC (CONSUMER STAPLES, TOBACCO)                                          403,947
       44,004   INTERNATIONAL POWER PLC (UTILITIES, INDEPENDENT POWER PRODUCERS & ENERGY TRADERS)               247,195
       12,136   INVESTEC PLC (FINANCIALS, CAPITAL MARKETS)                                                       94,264
      102,655   LOGICACMG PLC (INFORMATION TECHNOLOGY, IT SERVICES)                                             174,612
      123,488   OLD MUTUAL PLC (FINANCIALS, INSURANCE)                                                          234,075
       11,217   ROYAL DUTCH SHELL PLC CLASS B (ENERGY, OIL, GAS & CONSUMABLE FUELS)                             295,611
       26,606   SAGE GROUP PLC (INFORMATION TECHNOLOGY, SOFTWARE)                                                99,738
        4,736   UNILEVER PLC (CONSUMER STAPLES, FOOD PRODUCTS)                                                  134,584
      333,788   VODAFONE GROUP PLC (TELECOMMUNICATION SERVICES, WIRELESS TELECOMMUNICATION SERVICES)            779,098
                                                                                                              5,889,128
                                                                                                        ---------------
UNITED STATES: 44.66%
        2,619   AIR PRODUCTS & CHEMICALS INCORPORATED (MATERIALS, CHEMICALS)                                    190,087
        5,479   ALLSTATE CORPORATION (FINANCIALS, INSURANCE)                                                    154,727
        3,045   AMERIPRISE FINANCIAL INCORPORATED (FINANCIALS, CAPITAL MARKETS)                                 129,078
        6,932   AMGEN INCORPORATED (HEALTH CARE, BIOTECHNOLOGY)+                                                378,002
        6,290   ANNALY CAPITAL MANAGEMENT INCORPORATED (FINANCIALS, REAL ESTATE INVESTMENT TRUSTS)              109,446
        1,931   APACHE CORPORATION (ENERGY, OIL, GAS & CONSUMABLE FUELS)                                        184,565
        2,117   APPLE INCORPORATED (INFORMATION TECHNOLOGY, COMPUTERS & PERIPHERALS)+                           544,598
       10,266   ARCHER DANIELS MIDLAND COMPANY (CONSUMER STAPLES, FOOD PRODUCTS)                                280,878
        7,200   ARROW ELECTRONICS INCORPORATED (INFORMATION TECHNOLOGY, ELECTRONIC EQUIPMENT &
                INSTRUMENTS)+                                                                                   178,488
        3,724   ASSURANT INCORPORATED (FINANCIALS, INSURANCE)                                                   138,868
       22,901   AT&T INCORPORATED (TELECOMMUNICATION SERVICES, DIVERSIFIED TELECOMMUNICATION
                SERVICES)                                                                                       594,052
        1,088   AUTOZONE INCORPORATED (CONSUMER DISCRETIONARY, SPECIALTY RETAIL)+                               230,188
       20,389   BANK OF AMERICA CORPORATION (FINANCIALS, DIVERSIFIED FINANCIAL SERVICES)                        286,262
        2,556   BECTON DICKINSON & COMPANY (HEALTH CARE, HEALTH CARE EQUIPMENT & SUPPLIES)                      175,853
        4,455   BIG LOTS INCORPORATED (CONSUMER DISCRETIONARY, MULTILINE RETAIL)+                               152,851
        4,200   BIOGEN IDEC INCORPORATED (HEALTH CARE, BIOTECHNOLOGY)+                                          234,696
        5,034   CAPITAL ONE FINANCIAL CORPORATION (FINANCIALS, CONSUMER FINANCE)                                213,089
       10,384   CHEVRON CORPORATION (ENERGY, OIL, GAS, & CONSUMABLE FUELS)                                      791,365
        3,011   CHUBB CORPORATION (FINANCIALS, INSURANCE)                                                       158,469
        1,413   CIMAREX ENERGY COMPANY (ENERGY, OIL, GAS & CONSUMABLE FUELS)                                     97,313
        8,606   CISCO SYSTEMS INCORPORATED (INFORMATION TECHNOLOGY, COMMUNICATIONS EQUIPMENT)+                  198,540
       39,878   CITIGROUP INCORPORATED (FINANCIALS, DIVERSIFIED FINANCIAL SERVICES)+                            163,500
        3,857   COACH INCORPORATED (CONSUMER DISCRETIONARY, TEXTILES, APPAREL, & LUXURY GOODS)                  142,593
       11,647   COMCAST CORPORATION CLASS A (CONSUMER DISCRETIONARY, MEDIA)                                     226,767
        5,658   COMPUTER SCIENCES CORPORATION (INFORMATION TECHNOLOGY, IT SERVICES)                             256,477

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

DISCIPLINED GLOBAL EQUITY FUND (FORMERLY EVERGREEN GLOBAL LARGE CAP EQUITY FUND)

    SHARES      SECURITY NAME                                                                                VALUE
-------------   -------------------------------------------------------------------------------------   ---------------
UNITED STATES (CONTINUED)
        9,355   CONAGRA FOODS INCORPORATED (CONSUMER STAPLES, FOOD PRODUCTS)                            $       219,655
       10,640   CONOCOPHILLIPS (ENERGY, OIL, GAS, & CONSUMABLE FUELS)                                           587,541
        3,912   CONSTELLATION ENERGY GROUP INCORPORATED (UTILITIES, INDEPENDENT POWER PRODUCERS &
                ENERGY TRADERS)                                                                                 123,619
        6,831   CONTINENTAL AIRLINES INCORPORATED CLASS B (INDUSTRIALS, AIRLINES)+                              170,912
       12,617   CONVERGYS CORPORATION (INFORMATION TECHNOLOGY, IT SERVICES)+                                    140,932
       15,840   CVS CAREMARK CORPORATION (CONSUMER STAPLES, FOOD & STAPLES RETAILING)                           486,130
        1,817   DARDEN RESTAURANTS INCORPORATED (CONSUMER DISCRETIONARY, HOTELS, RESTAURANTS, &
                LEISURE)                                                                                         76,114
        9,652   DELTA AIR LINES INCORPORATED (INDUSTRIALS, AIRLINES)+                                           114,666
        1,234   DEVRY INCORPORATED (CONSUMER DISCRETIONARY, DIVERSIFIED CONSUMER SERVICES)                       66,389
        5,146   DIRECTV (CONSUMER DISCRETIONARY, MEDIA)+                                                        191,225
        8,087   DISH NETWORK CORPORATION (CONSUMER DISCRETIONARY, MEDIA)                                        162,387
        5,242   DOLLAR TREE INCORPORATED (CONSUMER DISCRETIONARY, MULTILINE RETAIL)+                            232,325
        4,510   DR PEPPER SNAPPLE GROUP INCORPORATED (CONSUMER STAPLES, BEVERAGES)                              169,351
        3,470   EASTMAN CHEMICAL COMPANY (MATERIALS, CHEMICALS)                                                 217,361
        7,106   EDISON INTERNATIONAL (UTILITIES, ELECTRIC UTILITIES)                                            235,564
       13,436   ELI LILLY & COMPANY (HEALTH CARE, PHARMACEUTICALS)                                              478,322
       11,459   EXXON MOBIL CORPORATION (ENERGY, OIL, GAS, & CONSUMABLE FUELS)                                  683,873
        4,351   FEDEX CORPORATION (INDUSTRIALS, AIR FREIGHT & LOGISTICS)                                        359,175
       23,331   FORD MOTOR COMPANY (CONSUMER DISCRETIONARY, AUTOMOBILES)+                                       297,937
        9,772   FOREST LABORATORIES INCORPORATED (HEALTH CARE, PHARMACEUTICALS)+                                271,173
        2,699   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B (MATERIALS, METALS & MINING)                193,086
        6,797   GAMESTOP CORPORATION CLASS A (CONSUMER DISCRETIONARY, SPECIALTY RETAIL)+                        136,280
        9,493   GANNETT COMPANY INCORPORATED (CONSUMER DISCRETIONARY, MEDIA)                                    125,118
        4,312   GENERAL DYNAMICS CORPORATION (INDUSTRIALS, AEROSPACE & DEFENSE)                                 264,110
       26,357   GENERAL ELECTRIC COMPANY (INDUSTRIALS, INDUSTRIAL CONGLOMERATES)                                424,875
        2,904   GOLDMAN SACHS GROUP INCORPORATED (FINANCIALS, CAPITAL MARKETS)                                  437,981
          568   GOOGLE INCORPORATED CLASS A (INFORMATION TECHNOLOGY, INTERNET SOFTWARE & SERVICES)+             275,395
        3,125   HARRIS CORPORATION (INFORMATION TECHNOLOGY, COMMUNICATIONS EQUIPMENT)                           139,156
        9,784   HEWLETT-PACKARD COMPANY (INFORMATION TECHNOLOGY, COMPUTERS & PERIPHERALS)                       450,455
        7,638   HOST HOTELS & RESORTS INCORPORATED (FINANCIALS, REAL ESTATE INVESTMENT TRUSTS)                  109,529
       12,991   HUDSON CITY BANCORP INCORPORATED (FINANCIALS, THRIFTS & MORTGAGE FINANCE)                       161,348
        5,455   HUMANA INCORPORATED (HEALTH CARE, HEALTH CARE PROVIDERS & SERVICES)+                            256,494
        3,012   INTEGRYS ENERGY GROUP INCORPORATED (UTILITIES, MULTI-UTILITIES) <<                              142,618
       25,506   INTEL CORPORATION (INFORMATION TECHNOLOGY, SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT)            525,424
        6,999   INTERNATIONAL BUSINESS MACHINES CORPORATION (INFORMATION TECHNOLOGY, IT SERVICES)               898,672
       11,714   INTERNATIONAL PAPER COMPANY (MATERIALS, PAPER & FOREST PRODUCTS)                                283,479
        3,550   ITT CORPORATION (INDUSTRIALS, AEROSPACE & DEFENSE)                                              167,276
        1,247   ITT EDUCATIONAL SERVICES INCORPORATED (CONSUMER DISCRETIONARY, DIVERSIFIED CONSUMER
                SERVICES)+                                                                                      100,683
       10,250   JABIL CIRCUIT INCORPORATED (INFORMATION TECHNOLOGY, ELECTRONIC EQUIPMENT &
                INSTRUMENTS)                                                                                    148,728
        7,724   JOHNSON & JOHNSON (HEALTH CARE, PHARMACEUTICALS)                                                448,687
       14,818   JPMORGAN CHASE & COMPANY (FINANCIALS, DIVERSIFIED FINANCIAL SERVICES)                           596,869
       11,770   KROGER COMPANY (CONSUMER STAPLES, FOOD & STAPLES RETAILING)                                     249,289
        4,348   L-3 COMMUNICATIONS HOLDINGS INCORPORATED (INDUSTRIALS, AEROSPACE & DEFENSE)                     317,578
        3,056   LEXMARK INTERNATIONAL INCORPORATED (INFORMATION TECHNOLOGY, COMPUTERS & PERIPHERALS)+           112,308
        2,917   LORILLARD INCORPORATED (CONSUMER STAPLES, TOBACCO)                                              222,392
        2,733   LUBRIZOL CORPORATION (MATERIALS, CHEMICALS)                                                     255,508
       10,423   MACY'S INCORPORATED (CONSUMER DISCRETIONARY, MULTILINE RETAIL)                                  194,389
        1,811   MCDONALD'S CORPORATION (CONSUMER DISCRETIONARY, HOTELS, RESTAURANTS, & LEISURE)                 126,281
        3,661   MCKESSON CORPORATION (HEALTH CARE, HEALTH CARE PROVIDERS & SERVICES)                            229,984
       13,889   MICRON TECHNOLOGY INCORPORATED (INFORMATION TECHNOLOGY, SEMICONDUCTORS &
                SEMICONDUCTOR EQUIPMENT)+                                                                       101,112
       25,677   MICROSOFT CORPORATION (INFORMATION TECHNOLOGY, SOFTWARE)                                        662,723
        7,062   MORGAN STANLEY (FINANCIALS, CAPITAL MARKETS)                                                    190,603
        8,656   MYLAN LABORATORIES INCORPORATED (HEALTH CARE, PHARMACEUTICALS)+                                 150,614
        6,108   NATIONAL OILWELL VARCO INCORPORATED (ENERGY, ENERGY EQUIPMENT & SERVICES)                       239,189
        2,696   NEWMONT MINING CORPORATION (MATERIALS, METALS & MINING)                                         150,706
        6,343   NORTHROP GRUMMAN CORPORATION (INDUSTRIALS, AEROSPACE & DEFENSE)                                 371,954
       18,396   ORACLE CORPORATION (INFORMATION TECHNOLOGY, SOFTWARE)                                           434,881
        1,096   PEPSICO INCORPORATED (CONSUMER STAPLES, BEVERAGES)                                               71,141
       16,067   PFIZER INCORPORATED (HEALTH CARE, PHARMACEUTICALS)                                              241,005
        1,527   PHILIP MORRIS INTERNATIONAL (CONSUMER STAPLES, TOBACCO)                                          77,938
        4,793   PNC FINANCIAL SERVICES GROUP INCORPORATED (FINANCIALS, COMMERCIAL BANKS)                        284,656
        9,293   PPL CORPORATION (UTILITIES, ELECTRIC UTILITIES)                                                 253,606
        5,403   PROCTER & GAMBLE COMPANY (CONSUMER STAPLES, HOUSEHOLD PRODUCTS)                                 330,447

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

DISCIPLINED GLOBAL EQUITY FUND (FORMERLY EVERGREEN GLOBAL LARGE CAP EQUITY FUND)

    SHARES      SECURITY NAME                                                                                VALUE
-------------   -------------------------------------------------------------------------------------   ---------------
UNITED STATES (continued)
        3,662   RAYTHEON COMPANY (INDUSTRIALS, AEROSPACE & DEFENSE)                                     $       169,441
        2,954   ROSS STORES INCORPORATED (CONSUMER DISCRETIONARY, SPECIALTY RETAIL)                             155,558
        7,454   ROWAN COMPANIES INCORPORATED (ENERGY, ENERGY EQUIPMENT & SERVICES)+                             188,288
        6,340   RR DONNELLEY & SONS COMPANY (INDUSTRIALS, COMMERCIAL SERVICES & SUPPLIES)                       106,956
        3,782   SANDISK CORPORATION (INFORMATION TECHNOLOGY, COMPUTERS & PERIPHERALS)+                          165,273
        7,657   SARA LEE CORPORATION (CONSUMER STAPLES, FOOD PRODUCTS)                                          113,247
        1,921   SIMON PROPERTY GROUP INCORPORATED (FINANCIALS, REAL ESTATE INVESTMENT TRUSTS)                   171,392
       18,863   SLM CORPORATION (FINANCIALS, CONSUMER FINANCE)+                                                 226,356
        4,803   SUNOCO INCORPORATED (ENERGY, OIL, GAS & CONSUMABLE FUELS)                                       171,323
        4,992   TARGET CORPORATION (CONSUMER DISCRETIONARY, MULTILINE RETAIL)                                   256,189
       11,379   TEXAS INSTRUMENTS INCORPORATED (INFORMATION TECHNOLOGY, SEMICONDUCTORS &
                SEMICONDUCTOR EQUIPMENT)                                                                        280,948
        3,034   THE COCA-COLA COMPANY (CONSUMER STAPLES, BEVERAGES)                                             167,204
        2,647   THE TRAVELERS COMPANIES INCORPORATED (FINANCIALS, INSURANCE)                                    133,541
        4,258   THERMO FISHER SCIENTIFIC INCORPORATED (HEALTH CARE, LIFE SCIENCES TOOLS & SERVICES)+            191,014
        8,778   TIME WARNER INCORPORATED (CONSUMER DISCRETIONARY, MEDIA)                                        276,156
        8,861   TYSON FOODS INCORPORATED CLASS A (CONSUMER STAPLES, FOOD PRODUCTS)                              155,156
        7,009   UNITEDHEALTH GROUP INCORPORATED (HEALTH CARE, HEALTH CARE PROVIDERS & SERVICES)                 213,424
        6,244   UNUMPROVIDENT CORPORATION (FINANCIALS, INSURANCE)                                               142,488
        2,976   URS CORPORATION (INDUSTRIALS, CONSTRUCTION & ENGINEERING)+                                      120,201
        5,515   US BANCORP (FINANCIALS, COMMERCIAL BANKS)                                                       131,809
       12,422   VALERO ENERGY CORPORATION (ENERGY, OIL, GAS, & CONSUMABLE FUELS)                                211,050
       12,981   WAL-MART STORES INCORPORATED (CONSUMER STAPLES, FOOD & STAPLES RETAILING)                       664,497
        5,731   WELLPOINT INCORPORATED (HEALTH CARE, HEALTH CARE PROVIDERS & SERVICES)+                         290,676
        2,869   WHIRLPOOL CORPORATION (CONSUMER DISCRETIONARY, HOUSEHOLD DURABLES)                              238,988
                                                                                                             27,991,145
                                                                                                        ---------------
TOTAL COMMON STOCKS (COST $60,201,950)                                                                       61,482,893
                                                                                                        ---------------

                                                                            YIELD
                                                                        -------------
PREFERRED STOCKS: 0.65%
GERMANY: 0.65%
        3,644   FRESENIUS SE (HEALTH CARE, HEALTH CARE
                PROVIDERS & SERVICES)+/-                                        1.30%                           258,851
        3,049   HENKEL KGAA (CONSUMER STAPLES, HOUSEHOLD
                PRODUCTS)+/-                                                    1.33                            151,323
TOTAL PREFERRED STOCKS (COST $448,116)                                                                          410,174
                                                                                                        ---------------
SHORT-TERM INVESTMENTS: 1.42%
INVESTMENT COMPANIES: 1.22%
      624,727   WELLS FARGO ADVANTAGE MONEY MARKET
                TRUST(L)(U)                                                     0.30                            624,727
      140,189   WELLS FARGO SECURITIES LENDING CASH
                INVESTMENTS, LLC(L)(U)(V)                                       0.34                            140,189
                                                                                                                764,916

  PRINCIPAL                                                                             MATURITY DATE
-------------                                                                           -------------
US TREASURY BILLS: 0.20%
$     125,000   US TREASURY BILL###                                             0.12       10/07/2010           124,971
                                                                                                        ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $889,865)                                                                    889,887
                                                                                                        ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $61,539,931)*                                            100.17%                                  $    62,782,954
OTHER ASSETS AND LIABILITIES, NET                               (0.17)                                         (108,169)
                                                               ------                                   ---------------
TOTAL NET ASSETS                                               100.00%                                  $    62,674,785
                                                               ------                                   ---------------

##   ZERO COUPON SECURITY. RATE REPRESENTS YIELD TO MATURITY.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

DISCIPLINED GLOBAL EQUITY FUND (FORMERLY EVERGREEN GLOBAL LARGE CAP EQUITY FUND)

#    SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

+/-  VARIABLE RATE INVESTMENTS.

(L)  INVESTMENT IN AN AFFILIATE.

+    NON-INCOME EARNING SECURITIES.

(U)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

(V) SECURITY REPRESENTS INVESTMENT OF CASH COLLATERAL RECEIVED FROM SECURITIES ON LOAN.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $61,557,028 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $ 6,924,815
GROSS UNREALIZED DEPRECIATION    (5,698,889)
                                -----------
NET UNREALIZED APPRECIATION     $ 1,225,926

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

WELLS FARGO ADVANTAGE EMERGING MARKETS EQUITY FUND (FORMERLY EVERGREEN EMERGING MARKET GOWTH FUND)

    SHARES      SECURITY NAME                                                                                VALUE
-------------   -------------------------------------------------------------------------------------   ---------------
COMMON STOCKS: 92.56%
ARGENTINA: 0.20%
      205,000   IRSA INVERSIONES Y REPRESENTACIONES SA ADR (FINANCIALS, Real Estate Management &
                Development)                                                                            $     2,244,750
                                                                                                        ---------------
BERMUDA: 1.13%
    9,200,000   JOHNSON ELECTRIC HOLDINGS LIMITED (INDUSTRIALS, Electrical Equipment)                         4,323,141
    1,764,000   SHANGRI-LA ASIA LIMITED (CONSUMER DISCRETIONARY, Hotels, Restaurants & Leisure)               3,574,556
    4,942,000   TEXWINCA HOLDINGS LIMITED (CONSUMER DISCRETIONARY, Textiles, Apparel & Luxury
                Goods)                                                                                        5,058,114
                                                                                                             12,955,811
                                                                                                        ---------------
BRAZIL: 14.03%
    1,623,470   ALL AMERICA LATINA LOGISTICA UNIT (INDUSTRIALS, Road & Rail)                                 15,322,721
      280,000   B2W COM GLOBAL DO VAREJO (CONSUMER DISCRETIONARY, Internet & Catalog Retail)                  5,380,942
    1,060,235   BANCO BRADESCO SA ADR (FINANCIALS, Commercial Banks)<<                                       19,752,178
      786,100   BANCO DE BRASIL SA (FINANCIALS, Commercial Banks)                                            13,649,928
    1,532,456   BROOKFIELD INCORPORACOES SA (CONSUMER DISCRETIONARY, Household Durables)+                     8,016,031
       61,500   CAMPANHIA DE BEBIDAS ADR (CONSUMER STAPLES, Beverages)<<                                      6,717,030
      294,800   CIA DE CONCESSOES RODOVIARIAS (INDUSTRIALS, Transportation Infrastructure)                    6,714,628
       90,000   ITAU UNIBANCO HOLDING PREFERRED ADR (FINANCIALS, Commercial Banks)                            2,015,100
      264,200   LOJAS RENNER SA (CONSUMER DISCRETIONARY, Multiline Retail)+                                   8,856,739
      558,400   PETROLEO BRASILEIRO SA ADR (ENERGY, Oil, Gas, & Consumable Fuels)                            20,325,760
      314,500   PETROLEO BRASILEIRO SA ADR CLASS A (ENERGY, Oil, Gas, & Consumable Fuels)<<                  10,016,825
      392,000   REDECARD SA (INFORMATION TECHNOLOGY, IT Services)                                             5,919,673
      258,900   SAO CARLOS EMPREENDIMENTOS COMMON STOCK (FINANCIALS, Real Estate Management &
                Development)(i)                                                                               2,649,647
    1,835,363   TIM PARTICIPACOES SA (TELECOMMUNICATION SERVICES, Wireless Telecommunication
                Services)+                                                                                    7,252,543
      372,100   VALE SA ADR (MATERIALS, Metals & Mining)                                                      9,015,983
      673,236   VALE SA ADR (MATERIALS, Metals & Mining)<<                                                   18,715,961
                                                                                                            160,321,689
                                                                                                        ---------------
CAYMAN ISLANDS: 6.37%
      439,604   51JOB INCORPORATED ADR (INDUSTRIALS, Commercial Services & Supplies)+(I)                     11,082,417
       37,999   AIRMEDIA GROUP INCORPORATED (CONSUMER DISCRETIONARY, Media)+                                    139,456
      132,700   NEW ORIENTAL EDUCATION & TECHNOLOGY GROUP INCORPORATED (CONSUMER DISCRETIONARY,
                Diversified Consumer Services)+                                                              12,978,060
   14,323,000   NVC LIGHTING HOLDINGS LIMITED(CONSUMER DISCRETIONARY,HOUSEHOLD DURABLES)                      5,734,732
    1,000,600   SINA CORPORATION (INFORMATION TECHNOLOGY, Internet Software & Services)+                     42,805,668
                                                                                                             72,740,333
                                                                                                        ---------------
CHINA: 4.95%
   21,858,000   CHINA TELECOM CORPORATION LIMITED (TELECOMMUNICATION SERVICES, Diversified
                Telecommunication Services)                                                                  10,946,588
    3,532,000   DALIAN PORT COMPANY LIMITED (INDUSTRIALS, Transportation Infrastructure)                      1,527,843
    5,144,000   FIRST TRACTOR COMPANY (INDUSTRIALS, Machinery)                                                3,370,835
       94,700   PETROCHINA COMPANY LIMITED ADR (ENERGY, Oil, Gas & Consumable Fuels)                         10,840,309
   21,374,000   SICHUAN EXPRESSWAY COMPANY (INDUSTRIALS, Transportation Infrastructure)                      12,657,921
   28,849,000   SINOTRANS LIMITED (INDUSTRIALS, Air Freight & Logistics)                                      7,205,286
    2,126,000   TSINGTAO BREWERY COMPANY LIMITED (CONSUMER STAPLES, Beverages)                               10,072,327
                                                                                                             56,621,109
                                                                                                        ---------------
HONG KONG: 5.28%
      950,000   CHINA MOBILE LIMITED (TELECOMMUNICATION SERVICES, Wireless Telecommunication
                Services)                                                                                     9,607,016
      758,000   CHINA MOBILE LIMITED ADR (TELECOMMUNICATION SERVICES, Wireless Telecommunication
                Services)<<                                                                                  38,612,520
      934,199   CHINA UNICOM LIMITED (TELECOMMUNICATION SERVICES, Diversified Telecommunication
                Services)                                                                                     1,262,837
       64,400   CNOOC LIMITED ADR (ENERGY, Oil, Gas & Consumable Fuels)<<                                    10,846,248
                                                                                                             60,328,621
                                                                                                        ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

WELLS FARGO ADVANTAGE EMERGING MARKETS EQUITY FUND (FORMERLY EVERGREEN EMERGING MARKET GOWTH FUND)

    SHARES      SECURITY NAME                                                                                VALUE
-------------   -------------------------------------------------------------------------------------   ---------------
INDIA: 5.73%
    1,825,849   BHARTI AIRTEL LIMITED (TELECOMMUNICATION SERVICES, Wireless Telecommunication
                Services)                                                                               $    12,071,339
    1,140,200   HINDUSTAN UNILEVER LIMITED (CONSUMER STAPLES, Household Products)                             6,178,284
      354,900   ICICI BANK LIMITED ADR (FINANCIALS, Commercial Banks)<<                                      13,809,159
    3,540,500   IDEA CELLULAR LIMITED (TELECOMMUNICATION SERVICES, Wireless Telecommunication
                Services)+                                                                                    5,386,473
      127,100   INFOSYS TECHNOLOGIES LIMITED ADR (INFORMATION TECHNOLOGY, IT Services)<<                      7,687,008
      206,400   OIL & NATURAL GAS CORPORATION LIMITED (ENERGY, Oil, Gas & Consumable Fuels)                   5,518,381
      219,100   RELIANCE INDUSTRIES LIMITED (ENERGY, Oil, Gas & Consumable Fuels)                             9,552,760
      286,000   ULTRA TECH CEMENT LIMITED (MATERIALS, Construction Materials)                                 5,324,327
                                                                                                             65,527,731
                                                                                                        ---------------
INDONESIA: 2.06%
    2,015,500   ASTRA AGRO LESTARI TBK PT (CONSUMER STAPLES, Food Products)                                   4,392,049
    1,095,500   PT ASTRA INTERNATIONAL INCORPORATED (CONSUMER DISCRETIONARY, Automobiles)                     6,206,834
    1,800,000   PT GUDANG GARAM TBK (CONSUMER STAPLES, Tobacco)                                               7,040,286
      157,664   TELEKOMUNIK INDONESIA ADR (TELECOMMUNICATION SERVICES, Diversified
                Telecommunication Services)                                                                   5,918,707
                                                                                                             23,557,876
                                                                                                        ---------------
ISRAEL: 2.13%
    1,200,000   BANK HAPOALIM LIMITED (FINANCIALS, Commercial Banks)+                                         4,890,746
    1,174,600   ISRAEL CHEMICALS LIMITED (MATERIALS, Chemicals)                                              14,617,244
      100,000   TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR (HEALTH CARE, Pharmaceuticals)                     4,885,000
                                                                                                             24,392,990
                                                                                                        ---------------
MALAYSIA: 2.35%
    3,935,200   GENTING BERHAD (CONSUMER DISCRETIONARY, Hotels, Restaurants & Leisure)                        9,884,391
    3,387,900   KLCC PROPERTY HOLDINGS BERHAD (FINANCIALS, Real Estate Management & Development)              3,397,485
    7,645,600   RESORTS WORLD BHD (CONSUMER DISCRETIONARY, Hotels, Restaurants & Leisure)                     6,850,035
    2,719,437   SIME DARBY BERHAD (INDUSTRIALS, Industrial Conglomerates)                                     6,668,220
                                                                                                             26,800,131
                                                                                                        ---------------
MEXICO: 6.24%
      327,200   AMERICA MOVIL SAB DE CV ADR (TELECOMMUNICATION SERVICES, Wireless
                Telecommunication Services)                                                                  16,232,392
    1,331,500   CEMEX SA DE CV (MATERIALS, Construction Materials)+<<                                        12,569,360
      196,900   FOMENTO ECONOMICO MEXICANO SA DE CV ADR (CONSUMER STAPLES, Beverages)                         9,585,092
    1,172,936   GRUPO FINANCIERO BANORTE SA DE CV (FINANCIALS, Commercial Banks)                              4,553,940
    1,480,000   GRUPO TELEVISA SA ADR (CONSUMER DISCRETIONARY, Media)                                        28,120,000
      258,800   PROMOTORA AMBIENTAL SAB DE CV (INDUSTRIALS, Commercial Services & Supplies)+                    223,901
                                                                                                             71,284,685
                                                                                                        ---------------
PERU: 0.85%
      252,600   COMPANIA DE MINAS BUENAVENTURA SA ADR (MATERIALS, Metals & Mining)<<                          9,752,886
                                                                                                        ---------------
PHILIPPINES: 1.13%
      462,153   AYALA CORPORATION (FINANCIALS, Diversified Financial Services)                                3,216,301
    2,417,000   METROPOLITAN BANK & TRUST COMPANY (FINANCIALS, Commercial Banks)                              3,183,754
      263,016   SM INVESTMENTS CORPORATION (INDUSTRIALS, Industrial Conglomerates)                            2,511,788
    5,500,000   UNIVERSAL ROBINA CORPORATION (CONSUMER STAPLES, Food Products)                                3,966,520
                                                                                                             12,878,363
                                                                                                        ---------------
POLAND: 0.48%
    1,051,897   TELEKOMUNIKACJA POLSKA SA (TELECOMMUNICATION SERVICES, Diversified
                Telecommunication Services)                                                                   5,444,268
                                                                                                        ---------------
RUSSIA: 4.74%
      687,898   GAZPROM ADR (ENERGY, Oil, Gas & Consumable Fuels)                                            14,844,839

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

WELLS FARGO ADVANTAGE EMERGING MARKETS EQUITY FUND (FORMERLY EVERGREEN EMERGING MARKET GOWTH FUND)

    SHARES      SECURITY NAME                                                                                VALUE
-------------   -------------------------------------------------------------------------------------   ---------------
RUSSIA (continued)
      198,430   LUKOIL OIL COMPANY ADR (ENERGY, Oil, Gas, & Consumable Fuels)                           $    11,313,153
      602,100   MOBILE TELESYSTEMS ADR (TELECOMMUNICATION SERVICES, Wireless Telecommunication
                Services)                                                                                    13,366,620
    5,217,377   SBERBANK OF RUSSIA (FINANCIALS, Commercial Banks)                                            14,608,656
                                                                                                             54,133,268
                                                                                                        ---------------
SOUTH AFRICA: 9.05%
       95,332   ANGLO PLATINUM LIMITED (MATERIALS, Metals & Mining)                                           9,186,580
      301,800   ANGLOGOLD ASHANTI LIMITED ADR (MATERIALS, Metals & Mining)                                   12,228,936
      572,700   GOLD FIELDS LIMITED ADR (MATERIALS, Metals & Mining)<<                                        7,748,631
      435,758   IMPALA PLATINUM HOLDINGS LIMITED (MATERIALS, Metals & Mining)                                11,796,422
    1,070,776   MTN GROUP LIMITED (TELECOMMUNICATION SERVICES, Wireless Telecommunication
                SERVICES)                                                                                    17,165,588
    1,316,835   PRETORIA PORTLAND CEMENT COMPANY LIMITED (MATERIALS, Construction Materials)                  5,821,312
      453,100   SASOL LIMITED ADR (ENERGY, Oil, Gas, & Consumable Fuels)                                     17,960,884
      637,173   STANDARD BANK GROUP LIMITED (FINANCIALS, Commercial Banks)                                    9,913,181
      465,545   TIGER BRANDS LIMITED (CONSUMER STAPLES, FOOD PRODUCTS )                                      11,550,481
                                                                                                            103,372,015
                                                                                                        ---------------
SOUTH KOREA: 10.28%
       56,779   KB FINANCIAL GROUP INCORPORATED (FINANCIALS, Commercial Banks)                                2,471,626
      277,698   KB FINANCIAL GROUP INCORPORATED ADR (FINANCIALS, Commercial Banks)<<                         11,879,920
      132,360   KOREA ELECTRIC POWER CORPORATION (UTILITIES, Electric Utilities)                              3,714,348
    1,077,900   KT CORPORATION ADR (TELECOMMUNICATION SERVICES, Diversified Telecommunication
                Services)<<                                                                                  20,318,415
      414,091   KT&G CORPORATION (CONSUMER STAPLES, Tobacco)                                                 20,790,741
      250,000   KTHITEL COMPANY LIMITED (INFORMATION TECHNOLOGY, Internet Software & Services)+               1,390,444
        6,940   LOTTE CHILSUNG BEVERAGE COMPANY LIMITED (CONSUMER STAPLES, Beverages)                         4,593,132
        7,366   LOTTE CONFECTIONERY COMPANY LIMITED (CONSUMER STAPLES, Food Products)                         8,399,074
       39,886   SAMSUNG ELECTRONICS COMPANY LIMITED (INFORMATION TECHNOLOGY, Semiconductors &
                Semiconductor Equipment)                                                                     27,308,210
       68,395   SHINHAN FINANCIAL GROUP COMPANY LIMITED (FINANCIALS, Commercial Banks)                        2,803,844
       13,720   SK TELECOM COMPANY LIMITED (TELECOMMUNICATION SERVICES, Wireless
                Telecommunication Services)                                                                   1,930,884
      725,319   SK TELECOM COMPANY LIMITED ADR (TELECOMMUNICATION SERVICES, Wireless
                Telecommunication Services)                                                                  11,880,725
                                                                                                            117,481,363
                                                                                                        ---------------
TAIWAN: 9.29%
    1,455,000   104 CORPORATION (INDUSTRIALS, Commercial Services)(I)                                         5,130,994
      504,220   ASUSTEK COMPUTER INCORPORATED (INFORMATION TECHNOLOGY, Computers & Peripherals)               3,800,120
    1,576,887   AVERMEDIA TECHNOLOGIES INCORPORATED (INFORMATION TECHNOLOGY, Computers &
                Peripherals)                                                                                  2,034,868
    6,430,343   CATHAY FINANCIAL HOLDING COMPANY LIMITED (FINANCIALS, Insurance)                             10,114,041
      161,918   CHUNGHWA TELECOM LIMITED ADR (TELECOMMUNICATION SERVICES, Diversified
                Telecommunication Services)                                                                   3,424,566
    9,983,783   FAR EASTERN TEXTILE COMPANY LIMITED (INDUSTRIALS, Industrial Conglomerates)                  11,574,814
   18,217,584   FIRST FINANCIAL HOLDING COMPANY LIMITED (FINANCIALS, Commercial Banks)                       10,716,728
   24,355,240   FUHWA FINANCIAL HOLDINGS COMPANY LIMITED (FINANCIALS, Capital Markets)                       13,605,218
      251,881   MEDIATEK INCORPORATED (INFORMATION TECHNOLOGY, Semiconductors & Semiconductor
                Equipment)                                                                                    3,407,568
    1,096,039   PEGATRON CORPORATION (INFORMATION TECHNOLOGY, Computers & Peripherals)+                       1,265,575
    1,654,824   REALTEK SEMICONDUCTOR CORPORATION (INFORMATION TECHNOLOGY, Semiconductors &
                Semiconductor Equipment)                                                                      3,775,107
    4,400,000   SILICONWARE PRECISION INDUSTRIES COMPANY (INFORMATION TECHNOLOGY, Semiconductors
                & Semiconductor Equipment)                                                                    4,284,176
      120,900   SILICONWARE PRECISION INDUSTRIES COMPANY ADR (INFORMATION TECHNOLOGY,
                Semiconductors & Semiconductor Equipment)                                                       589,992
    3,068,224   TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED (INFORMATION TECHNOLOGY,
                Semiconductors & Semiconductor Equipment)                                                     5,974,915
    1,772,175   TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED ADR (INFORMATION TECHNOLOGY,
                Semiconductors & Semiconductor Equipment)                                                    17,898,968
   16,077,092   UNITED MICROELECTRONICS CORPORATION (INFORMATION TECHNOLOGY, Semiconductors &
                Semiconductor Equipment)                                                                      7,124,525

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

WELLS FARGO ADVANTAGE EMERGING MARKETS EQUITY FUND (FORMERLY EVERGREEN EMERGING MARKET GOWTH FUND)

    SHARES      SECURITY NAME                                                                                VALUE
-------------   -------------------------------------------------------------------------------------   ---------------
TAIWAN (continued)
      463,700   UNITED MICROELECTRONICS CORPORATION ADR (INFORMATION TECHNOLOGY, Semiconductors &
                Semiconductor Equipment)                                                                $     1,405,011
                                                                                                            106,127,186
                                                                                                        ---------------
THAILAND: 3.17%
    1,437,300   BANGKOK BANK PCL (FINANCIALS, Commercial Banks)                                               6,190,076
    7,413,200   C.P. SEVEN ELEVEN PCL (CONSUMER STAPLES, Food & Staples Retailing)                            7,407,458
    2,120,500   PTT EXPLORATION & PRODUCTION PCL (ENERGY, Oil, Gas, & Consumable Fuels)                      12,808,356
   46,792,000   THAI BEVERAGE PUBLIC COMPANY LIMITED (CONSUMER STAPLES, Beverages) (i)                        9,807,119
                                                                                                             36,213,009
                                                                                                        ---------------
TURKEY: 2.43%
      745,500   ANADOLU EFES BIRACILIK VE MALT SANAYII AS (CONSUMER STAPLES, Beverages)                       9,397,890
    1,269,700   TURKCELL ILETISIM HIZMETLERI AS ADR (TELECOMMUNICATION SERVICES, Wireless
                Telecommunication Services)                                                                  18,410,650
                                                                                                             27,808,540
                                                                                                        ---------------
UNITED KINGDOM: 0.67%
      908,500   AFRICAN BARRICK GOLD LIMITED (MATERIALS, Metals & Mining)                                     7,605,427
                                                                                                        ---------------
TOTAL COMMON STOCKS (COST $863,819,228)                                                                   1,057,592,051
                                                                                                        ---------------

  PRINCIPAL                                                             INTEREST RATE   MATURITY DATE
-------------                                                           -------------   -------------
FOREIGN CORPORATE BONDS@: 0.02%
BRAZIL: 0.02%
$     303,000   LUPATECH CONVERTIBLE BOND SERIES 1 SA (INDUSTRIAL,
                MACHINERY, BRL)(A)                                              6.50%     04/15/2018            181,384
                                                                                                        ---------------
TOTAL FOREIGN CORPORATE BONDS (COST $160,691)                                                                   181,384
                                                                                                        ---------------

                                                                           DIVIDEND
   SHARES                                                                   YIELD
-------------                                                           -------------
PREFERRED STOCKS: 2.62%
BRAZIL: 2.62%
      818,100   BANCO ESTADO RIO GRANDE SUL PREFERENCE (FINANCIAL,
                COMMERCIAL BANKS)                                               2.81%                         7,065,578
      437,500   CENTRAIS ELECTRICAS BRASILEIRAS SA PREFERRED B
                (UTILITIES, ELECTRIC UTILITIES)                                 6.34                          6,778,414
    1,884,800   LOJAS AMERICANAS SA (CONSUMER DISCRETIONARY, MULTI
                RETAIL)                                                         0.35                         16,074,596
TOTAL PREFERRED STOCKS (COST $23,509,145)                                                                    29,918,588
                                                                                                        ---------------

                                                                             YIELD
                                                                        -------------
SHORT-TERM INVESTMENTS: 12.89%
INVESTMENT COMPANIES: 12.89%
   40,030,662   WELLS FARGO ADVANTAGE MONEY MARKET
                TRUST(L)(U)                                                     0.31                         40,030,662
  107,230,315   WELLS FARGO SECURITIES LENDING CASH
                INVESTMENT, LLC(L)(U)(V)                                        0.34                        107,230,315
                                                                                                            147,260,977
                                                                                                        ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $147,260,977)                                                        $   147,260,977
                                                                                                        ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

WELLS FARGO ADVANTAGE EMERGING MARKETS EQUITY FUND (FORMERLY EVERGREEN EMERGING MARKET GOWTH FUND)

TOTAL INVESTMENTS IN SECURITIES
(COST $1,034,750,041)*                                         108.09%                                    1,234,953,000
OTHER ASSETS AND LIABILITIES, NET                               (8.09)                                      (92,395,315)
                                                               ------                                   ---------------
TOTAL NET ASSETS                                               100.00%                                  $ 1,142,557,685
                                                               ------                                   ---------------

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+    NON-INCOME EARNING SECURITIES.

(I)  ILLIQUID SECURITY.

@    FOREIGN BOND PRINCIPAL IS DENOMINATED IN LOCAL CURRENCY.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(L)  INVESTMENT IN AN AFFILIATE.

(U)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

(V) SECURITY REPRESENTS INVESTMENT OF CASH COLLATERAL RECEIVED FROM SECURITIES ON LOAN.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $1,037,945,536 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $222,483,343
GROSS UNREALIZED DEPRECIATION    (25,475,879)
                                ------------
NET UNREALIZED APPRECIATION     $197,007,464

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                             PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED

GLOBAL OPPORTUNITIES FUND (FORMERLY EVERGREEN GLOBAL OPPORTUNITIES FUND)

    SHARES      SECURITY NAME                                                                                VALUE
-------------   -------------------------------------------------------------------------------------   ---------------
COMMON STOCKS: 93.54%
ARGENTINA: 1.15%
       15,313   BANCO MACRO SA (FINANCIALS, Commercial Banks)                                           $       581,435
      277,668   IRSA INVERSIONES Y REPRESENTACIONES SA ADR (FINANCIALS, Real Estate Management &
                Development)(I)                                                                               3,040,465
                                                                                                              3,621,900
                                                                                                        ---------------
AUSTRALIA: 0.63%
      296,913   MYER HOLDINGS LIMITED (ENERGY, Energy Equipment & Services)                                     926,729
      151,982   SEEK LIMITED (INDUSTRIALS, Commercial Services & Supplies)                                    1,040,861
                                                                                                              1,967,590
                                                                                                        ---------------
AUSTRIA: 0.25%
       32,853   PALFINGER AG (INDUSTRIALS, Machinery)                                                           770,623
                                                                                                        ---------------
BELGIUM: 0.27%
      139,520   AGFA-GEVAERT NV (HEALTH CARE, Health Care Technology)                                           843,624
                                                                                                        ---------------
BERMUDA: 5.18%
       13,300   ALLIED WORLD ASSURANCE COMPANY HOLDINGS LIMITED (FINANCIALS, Insurance)                         662,606
       56,100   ASSURED GUARANTY LIMITED (FINANCIALS, Insurance)                                                880,770
      156,616   CATLIN GROUP LIMITED (FINANCIALS, Insurance)                                                    945,661
    1,778,114   CHINA GAS HOLDINGS LIMITED (UTILITIES, Gas Utilities)                                           901,934
       52,310   DOCKWISE LIMITED (ENERGY, Energy Equipment & Services)                                        1,308,729
       31,800   EVEREST RE GROUP LIMITED (FINANCIALS, Insurance)                                              2,468,316
      362,998   HISCOX LIMITED (FINANCIALS, Insurance)                                                        2,027,769
      292,208   LANCASHIRE HOLDINGS PLC (FINANCIALS, Insurance)                                               2,462,242
       79,500   NABORS INDUSTRIES LIMITED (ENERGY, Energy Equipment & Services)                               1,463,595
      563,100   SHANGRI-LA ASIA LIMITED (CONSUMER DISCRETIONARY, Hotels, Restaurants & Leisure)               1,141,061
       42,400   VALIDUS HOLDINGS LIMITED (FINANCIALS, Insurance)                                              1,053,216
        3,159   WHITE MOUNTAINS INSURANCE GROUP LIMITED (FINANCIALS, Insurance)                                 992,084
                                                                                                             16,307,983
                                                                                                        ---------------
BRAZIL: 0.20%
       23,348   EMBRAER-EMPRESA BRASILEIRA DE AERONAUTICA SA ADR (INDUSTRIALS, Aerospace & Defense)             615,687
                                                                                                        ---------------
CANADA: 2.94%
       33,259   AGNICO-EAGLE MINES LIMITED (MATERIALS, Metals & Mining)                                       1,854,189
       74,115   ELDORADO GOLD CORPORATION (MATERIALS, Metals & Mining)                                        1,203,950
       26,800   IAMGOLD CORPORATION (MATERIALS, Metals & Mining)                                                423,708
       73,484   KINROSS GOLD CORPORATION (MATERIALS, Metals & Mining)                                         1,204,403
      161,318   PACIFIC RUBIALES ENERGY CORPORATION (FINANCIALS, Electronic Equipment & Instruments)          3,869,561
      146,800   THERATECHNOLOGIES INCORPORATED (HEALTH CARE, Biotechnology)                                     688,270
                                                                                                              9,244,081
                                                                                                        ---------------
CAYMAN ISLANDS: 6.54%
      424,283   51JOB INCORPORATED ADR (INDUSTRIALS, Commercial Services & Supplies) (I)                     10,696,174
      902,000   CHINA HIGH PRECISION AUTOMATION GROUP (FINANCIALS, Capital Markets)                             549,271
    2,430,000   GEELY AUTOMOBILE HOLDINGS LIMITED (CONSUMER DISCRETIONARY, Automobiles)                         907,242
       31,755   NETEASE.COM INCORPORATED ADR (INFORMATION TECHNOLOGY, Internet Software & Services)           1,216,217
       76,807   SINA CORPORATION (INFORMATION TECHNOLOGY, Internet Software & Services)                       3,285,803
      154,148   VANCEINFO TECHNOLOGIES INCORPORATED (INFORMATION TECHNOLOGY, Software)                        3,913,818
                                                                                                             20,568,525
                                                                                                        ---------------
CHINA: 0.91%
    3,006,000   FIRST TRACTOR COMPANY LIMITED (INDUSTRIALS, Machinery)                                        1,969,815

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                             PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED

GLOBAL OPPORTUNITIES FUND (FORMERLY EVERGREEN GLOBAL OPPORTUNITIES FUND)

    SHARES      SECURITY NAME                                                                                VALUE
-------------   -------------------------------------------------------------------------------------   ---------------
CHINA (continued)
    3,589,000   SINOTRANS LIMITED (INDUSTRIALS, Air Freight & Logistics)                                $       896,384
                                                                                                              2,866,199
                                                                                                        ---------------
CYPRUS: 0.23%
      354,589   PROSAFE PRODUCTION PLC (ENERGY, Energy Equipment & Services)                                    735,389
                                                                                                        ---------------
FALKLAND ISLANDS: 0.14%
      223,955   FALKLAND OIL & GAS LIMITED (ENERGY, Oil, Gas, & Consumable Fuels)                               446,302
                                                                                                        ---------------
FINLAND: 1.35%
       61,012   CARGOTEC OYJ (INDUSTRIALS, Machinery)                                                         2,189,646
       57,785   OUTOTEC OYJ (INDUSTRIALS, Construction & Engineering)                                         2,045,971
                                                                                                              4,235,617
                                                                                                        ---------------
FRANCE: 3.82%
       47,316   ALTEN LIMITED (INFORMATION TECHNOLOGY, IT Services)                                           1,390,430
       29,963   ATOS ORIGIN SA (INFORMATION TECHNOLOGY, IT Services)                                          1,286,576
       13,297   EUROFINS SCIENTIFIC (HEALTH CARE, Life Sciences Tools & Services)                               626,234
       46,557   FLO GROUPE (CONSUMER DISCRETIONARY, Hotels, Restaurants & Leisure) (I)                          279,086
       13,254   LAURENT PERRIER GROUP (CONSUMER STAPLES, Beverages)(I)                                        1,178,120
       13,188   MERSEN (INDUSTRIALS, Electrical Equipment)                                                      485,503
       12,565   PERNOD-RICARD SA (CONSUMER STAPLES, Beverages)                                                  983,428
       64,685   PEUGEOT SA (CONSUMER DISCRETIONARY, Automobiles)                                              1,919,381
       99,267   RHODIA SA (MATERIALS, Chemicals)                                                              2,049,060
       83,039   SCOR SE (FINANCIALS, Insurance)                                                               1,821,755
                                                                                                             12,019,573
                                                                                                        ---------------
GERMANY: 4.14%
       44,085   ADIDAS-SALOMON AG (CONSUMER DISCRETIONARY, Textiles, Apparel & Luxury Goods)                  2,387,597
       47,873   AMADEUS FIRE AG (MATERIALS, Paper & Forest Products)                                          1,411,789
       25,316   CONTINENTAL AG (CONSUMER DISCRETIONARY, Auto Components)                                      1,614,888
       48,211   FRESENIUS SE (HEALTH CARE, Health Care Equipment & Supplies)                                  3,361,201
      104,270   KLOECKNER & COMPANY, SE (INDUSTRIALS, Trading Companies & Distributors)                       2,159,126
       26,931   LANXESS AG (MATERIALS, Chemicals)                                                             1,293,081
      199,882   PATRIZIA IMMOBILIEN AG (FINANCIALS, Real Estate Management & Development)(I)                    799,662
                                                                                                             13,027,344
                                                                                                        ---------------
HONG KONG: 0.72%
    2,484,000   DENWAY MOTORS LIMITED (CONSUMER DISCRETIONARY, Automobiles)                                   1,266,384
    1,215,500   TECHTRONIC INDUSTRIES COMPANY LIMITED (CONSUMER DISCRETIONARY, Household Durables)            1,003,071
                                                                                                              2,269,455
                                                                                                        ---------------
INDIA: 0.30%
       35,795   JAIN IRRIGATION SYSTEMS LIMITED (FINANCIALS, Electronic Equipment & Instruments)                953,016
                                                                                                        ---------------
IRELAND: 0.49%
      340,889   CPL RESOURCES PLC (INDUSTRIALS, Commercial Services & Supplies) (I)                           1,062,213
       69,788   KINGSPAN GROUP PLC (INDUSTRIALS, Building Products)                                             488,735
                                                                                                              1,550,948
                                                                                                        ---------------
ITALY: 0.98%
      138,960   BULGARI SPA (CONSUMER DISCRETIONARY, Textiles, Apparel & Luxury Goods)                        1,090,137
      211,916   DAVIDE CAMPARI MILANO SPA (CONSUMER STAPLES, Beverages)                                       1,116,371

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                             PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED

GLOBAL OPPORTUNITIES FUND (FORMERLY EVERGREEN GLOBAL OPPORTUNITIES FUND)

    SHARES      SECURITY NAME                                                                                VALUE
-------------   -------------------------------------------------------------------------------------   ---------------
ITALY (continued)
       11,447   TOD'S SPA (CONSUMER DISCRETIONARY, Textiles, Apparel & Luxury Goods)                    $       871,908
                                                                                                              3,078,416
                                                                                                        ---------------
JAPAN: 8.17%
      177,000   AMADA COMPANY LIMITED (INDUSTRIALS, Machinery)                                                1,157,532
       11,200   DISCO CORPORATION (INFORMATION TECHNOLOGY, Semiconductors & Semiconductor Equipment)            678,002
        7,600   GREE INCORPORATED (INFORMATION TECHNOLOGY, Internet Software & Services)                        623,694
      330,000   HINO MOTORS LIMITED (INDUSTRIALS, Machinery)                                                  1,451,473
    1,133,000   ISUZU MOTORS LIMITED (CONSUMER DISCRETIONARY, Automobiles)                                    3,331,003
       58,000   KURARAY COMPANY LIMITED (MATERIALS, Chemicals)                                                  727,727
       60,100   MAKITA CORPORATION (INDUSTRIALS, Machinery)                                                   1,736,323
      707,000   NIPPON YUSEN KABUSHIKI KAISHA (INDUSTRIALS, Marine)                                           2,995,104
      239,000   OKUMA CORPORATION (INDUSTRIALS, Machinery)                                                    1,438,509
      381,000   SUMITOMO HEAVY INDUSTRIES LIMITED (INDUSTRIALS, Machinery)                                    2,231,449
       27,300   TDK CORPORATION (INFORMATION TECHNOLOGY, Electronic Equipment & Instruments)                  1,646,311
      541,553   TOSHIBA MACHINE COMPANY LIMITED (INDUSTRIALS, Machinery)                                      1,968,258
       19,000   UNICHARM CORPORATION (CONSUMER STAPLES, Household Products)                                   2,260,779
       19,800   UNION TOOL COMPANY (INDUSTRIALS, Machinery)                                                     496,862
        7,696   YAHOO! JAPAN CORPORATION (INFORMATION TECHNOLOGY, Internet Software & Services)               2,961,884
                                                                                                             25,704,910
                                                                                                        ---------------
MEXICO: 0.47%
      245,751   BANCO COMPARTAMOS SA, INSTITUCION DE BANCA MULTIPLE (FINANCIALS, Consumer Finance)            1,464,011
                                                                                                        ---------------
NETHERLANDS: 3.84%
       34,429   BRUNEL INTERNATIONAL NV (INDUSTRIALS, Commercial Services & Supplies)                         1,089,799
       57,414   DELTA LLOYD NV (FINANCIALS, Insurance)                                                        1,105,826
      125,687   NEW WORLD RESOURCES NV CLASS A (MATERIALS, Metals & Mining)                                   1,490,996
       31,249   NUTRECO HOLDING NV (CONSUMER STAPLES, Food Products)                                          1,888,083
       68,934   RANDSTAD HOLDING NV (INDUSTRIALS, Commercial Services & Supplies)                             3,096,488
      222,854   USG PEOPLE NV (INDUSTRIALS, Commercial Services & Supplies)                                   3,422,509
                                                                                                             12,093,701
                                                                                                        ---------------
NORWAY: 0.19%
       65,822   PETROLEUM GEO-SERVICES (ENERGY, Energy Equipment & Services)                                    590,458
                                                                                                        ---------------
RUSSIA: 1.45%
       49,003   MECHEL ADR (MATERIALS, Metals & Mining)                                                       1,067,285
      225,480   SOLLERS OJSC (CONSUMER DISCRETIONARY, Airlines) (I)                                           3,506,439
                                                                                                              4,573,724
                                                                                                        ---------------
SWITZERLAND: 1.67%
        2,855   BARRY CALLEBAUT AG (CONSUMER STAPLES, Food Products)                                          1,804,759
       19,358   COMPAGNIE FINANCIERE RICHEMONT SA (CONSUMER DISCRETIONARY, Textiles, Apparel &
                Luxury Goods)                                                                                   755,402
        2,154   GIVAUDAN SA (MATERIALS, Chemicals)                                                            1,985,063
       20,424   JULIUS BAER GROUP LIMITED (FINANCIALS, Capital Markets)                                         714,654
                                                                                                              5,259,878
                                                                                                        ---------------
TAIWAN: 0.53%
      477,000   104 CORPORATION (INDUSTRIALS, Commercial Services & Supplies)(I)                              1,682,120
                                                                                                        ---------------
TURKEY: 0.38%
       39,018   BIM BIRLESIK MAGAZALAR A.S. (CONSUMER STAPLES, Food & Staples Retailing)                      1,197,308
                                                                                                        ---------------
UNITED KINGDOM: 14.52%
    1,255,114   AFREN PLC (ENERGY, Oil, Gas & Consumable Fuels)                                               1,801,072
                                                                                                        ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                             PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED

GLOBAL OPPORTUNITIES FUND (FORMERLY EVERGREEN GLOBAL OPPORTUNITIES FUND)

    SHARES      SECURITY NAME                                                                                VALUE
-------------   -------------------------------------------------------------------------------------   ---------------
UNITED KINGDOM (continued)
      122,387   ANTOFAGASTA PLC (MATERIALS, Metals & Mining)                                            $     1,897,390
    3,673,234   ASHTEAD GROUP PLC (INDUSTRIALS, Trading Companies & Distributors)                             5,590,937
       50,802   BELLWAY PLC (CONSUMER DISCRETIONARY, Household Durables)                                        461,954
      258,516   BLUEBAY ASSET MANAGEMENT PLC (FINANCIAL, Diversified Financial Services)                      1,139,877
      349,918   BOVIS HOMES GROUP PLC (CONSUMER DISCRETIONARY, Household Durables)                            1,887,715
      467,564   BRITISH AIRWAYS PLC (INDUSTRIALS, Airlines)                                                   1,611,156
      214,354   BRITVIC PLC (CONSUMER STAPLES, Beverages)                                                     1,614,496
      131,619   CHARTER INTERNATIONAL PLC (INDUSTRIALS, Machinery)                                            1,491,146
      132,054   COOKSON GROUP PLC (INDUSTRIALS, Industrial Conglomerates)                                       920,023
    1,103,586   DEBENHAMS PLC (TELECOMMUNICATION SERVICES, Diversified Telecommunication Services)            1,064,990
       26,200   ENSCO PLC, ADS (ENERGY, Energy Equipment & Services)                                          1,095,422
      353,416   ENTERPRISE INNS PLC (CONSUMER DISCRETIONARY, Hotels, Restaurants & Leisure)                     568,981
       83,849   FRESNILLO PLC (MATERIALS, Metals & Mining)                                                    1,356,503
    4,298,519   GAME GROUP PLC (CONSUMER DISCRETIONARY, Specialty Retail)                                     4,826,060
      975,735   HAYS PLC (INDUSTRIALS, Commercial Services & Supplies)                                        1,382,560
       80,348   ICAP PLC (FINANCIALS, Capital Markets)                                                          505,573
       76,137   INTERCONTINENTAL HOTELS GROUP PLC (CONSUMER DISCRETIONARY, Hotels, Restaurants
                & Leisure)                                                                                    1,317,758
      259,324   N. BROWN GROUP PLC (CONSUMER DISCRETIONARY, Internet & Catalog Retail)                          924,518
      266,748   PERSIMMON PLC (CONSUMER DISCRETIONARY, Household Durables)                                    1,477,962
       39,855   PREMIER OIL PLC (ENERGY, Oil, Gas & Consumable Fuels)                                           911,811
       34,408   RESOLUTION LIMITED (FINANCIALS, Diversified Financial Services)                                 128,661
      163,052   ROBERT WALTERS PLC (CONSUMER DISCRETIONARY, Diversified Commercial Services) (I)                567,994
      212,361   SALAMANDER ENERGY PLC (ENERGY, Oil, Gas & Consumable Fuels)                                     801,076
      395,829   SAVILLS PLC (FINANCIALS, Real Estate Management & Development)                                1,980,735
      651,897   SIG PLC (INDUSTRIALS, Trading Companies & Distributors)                                       1,035,199
    1,900,396   SPEEDY HIRE PLC (CONSUMER DISCRETIONARY, Diversified Commercial Services)                       693,316
      276,344   STHREE PLC (CONSUMER DISCRETIONARY, Diversified Commercial Services)                          1,133,929
    2,755,839   TAYLOR WOODROW PLC (CONSUMER DISCRETIONARY, Household Durables)                               1,145,946
      204,233   TRAVIS PERKINS PLC (INDUSTRIALS, Trading Companies & Distributors)                            2,703,182
       75,871   WETHERSPOON (J.D.) PLC (CONSUMER DISCRETIONARY, Hotels, Restaurants & Leisure)                  519,547
       49,260   WOLSELEY PLC (INDUSTRIALS, Trading Companies & Distributors)                                  1,111,521
                                                                                                             45,669,010
                                                                                                        ---------------
UNITED STATES: 32.08%
       39,600   ACTUANT CORPORATION CLASS A (INDUSTRIALS, Machinery)                                            816,552
       15,400   ALERE INCORPORATED (HEALTH CARE, Health Care Equipment & Supplies)                              433,202
       23,900   ALLEGHENY TECHNOLOGIES INCORPORATED (MATERIALS, Metals & Mining)                              1,137,879
       17,700   ALLETE INCORPORATED (UTILITIES, Electric Utilities)                                             638,262
       58,200   AMEREN CORPORATION (UTILITIES, Multi-Utilities)                                               1,476,534
       26,400   ATMOS ENERGY CORPORATION (UTILITIES, Gas Utilities)                                             765,600
       43,776   BOK FINANCIAL CORPORATION (FINANCIALS, Commercial Banks)                                      2,132,329
      118,200   BROWN & BROWN INCORPORATED (FINANCIALS, Insurance)                                            2,366,364
       23,000   CEPHALON INCORPORATED (HEALTH CARE, Biotechnology)                                            1,305,250
       19,700   CIMAREX ENERGY COMPANY (ENERGY, Oil, Gas & Consumable Fuels)                                  1,356,739
       23,400   COMMERCE BANCSHARES INCORPORATED (FINANCIALS, Commercial Banks)                                 916,110
       35,300   COMMSCOPE INCORPORATED (INFORMATION TECHNOLOGY, Communications Equipment)                       718,002
       27,700   COMSTOCK RESOURCES INCORPORATED (ENERGY, Oil, Gas & Consumable Fuels)                           701,087
       69,600   CON-WAY INCORPORATED (INDUSTRIALS, Road & Rail)                                               2,344,824
      332,641   DICE HOLDINGS INCORPORATED (INFORMATION TECHNOLOGY, Internet Software & Services) (I)         2,727,656
       10,000   DUN & BRADSTREET CORPORATION (INDUSTRIALS, Commercial Services & Supplies)                      683,600
       42,900   ELECTRONIC ARTS INCORPORATED (INFORMATION TECHNOLOGY, Software)                                 683,397
       63,600   EMCOR GROUP INCORPORATED (INDUSTRIALS, Construction & Engineering)                            1,654,236
      158,800   FIDELITY NATIONAL FINANCIAL INCORPORATED (FINANCIALS, Insurance)                              2,345,476
       17,527   FIRST CITIZENS BANCSHARES INCORPORATED CLASS A (FINANCIALS, Commercial Banks)                 3,312,778
       33,300   FMC CORPORATION (MATERIALS, Chemicals)                                                        2,080,917
       26,100   FOREST LABORATORIES INCORPORATED (HEALTH CARE, Pharmaceuticals)                                 724,275
       45,500   FOREST OIL CORPORATION (ENERGY, Oil, Gas & Consumable Fuels)                                  1,300,845
       63,801   GLOBAL PAYMENTS INCORPORATED (INFORMATION TECHNOLOGY, IT Services)                            2,407,212
       85,300   GRAFTECH INTERNATIONAL LIMITED (INDUSTRIALS, Electrical Equipment)                            1,337,504
       17,400   HARSCO CORPORATION (INDUSTRIALS, Machinery)                                                     402,984
      155,013   HEIDRICK & STRUGGLES INTERNATIONAL INCORPORATED (INDUSTRIALS, Commercial Services
                & Supplies)                                                                                   3,115,761
       33,300   HEWITT ASSOCIATES INCORPORATED CLASS A (INFORMATION TECHNOLOGY, IT Services)                  1,635,030

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                             PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED

GLOBAL OPPORTUNITIES FUND (FORMERLY EVERGREEN GLOBAL OPPORTUNITIES FUND)

    SHARES      SECURITY NAME                                                                                VALUE
-------------   -------------------------------------------------------------------------------------   ---------------
UNITED STATES (continued)
       93,500   HUDSON CITY BANCORP INCORPORATED (FINANCIALS, Thrifts & Mortgage Finance)               $     1,161,270
      104,700   IAC/INTERACTIVECORPORATION (INFORMATION TECHNOLOGY, Internet Software & Services)             2,617,500
      152,902   IMATION CORPORATION (INFORMATION TECHNOLOGY, Computers & Peripherals)                         1,425,047
       90,800   INGRAM MICRO INCORPORATED CLASS A (INFORMATION TECHNOLOGY, Electronic Equipment &
                Instruments)                                                                                  1,500,924
       70,600   INTERNATIONAL PAPER COMPANY (MATERIALS, Paper & Forest Products)                              1,708,520
       32,000   ITT CORPORATION (INDUSTRIALS, Aerospace & Defense)                                            1,507,840
       18,800   JARDEN CORPORATION (CONSUMER DISCRETIONARY, Household Durables)                                 544,260
       31,600   JCPENNEY COMPANY INCORPORATED (CONSUMER DISCRETIONARY, Multiline Retail)                        778,308
      231,900   KEYCORP (FINANCIALS, Commercial Banks)                                                        1,961,874
      115,100   KING PHARMACEUTICALS INCORPORATED (HEALTH CARE, Pharmaceuticals)                              1,008,276
       39,700   KIRBY CORPORATION (INDUSTRIALS, Marine)                                                       1,526,068
       78,900   KROGER COMPANY (CONSUMER STAPLES, Food & Staples Retailing)                                   1,671,102
       26,100   LSI LOGIC CORPORATION (INFORMATION TECHNOLOGY, Semiconductors & Semiconductor
                Equipment)                                                                                      105,183
       44,100   MODINE MANUFACTURING COMPANY (CONSUMER DISCRETIONARY, Auto Components)                          447,615
       36,400   MOHAWK INDUSTRIES INCORPORATED (CONSUMER DISCRETIONARY, Household Durables)                   1,781,052
      114,800   MOLEX INCORPORATED CLASS A (INFORMATION TECHNOLOGY, Electronic Equipment &
                Instruments)                                                                                  1,940,120
      264,669   MONSTER WORLDWIDE INCORPORATED (INFORMATION TECHNOLOGY, Internet Software & Services)         3,631,259
       42,802   MUELLER INDUSTRIES INCORPORATED (INDUSTRIALS, Machinery)                                      1,058,065
       60,700   NASDAQ STOCK MARKET INCORPORATED (FINANCIALS, Diversified Financial Services)                 1,181,829
      290,800   OFFICE DEPOT INCORPORATED (CONSUMER DISCRETIONARY, Specialty Retail)                          1,256,256
       63,800   OMNICARE INCORPORATED (HEALTH CARE, Health Care Providers & Services)<<                       1,571,394
      117,800   PEOPLE'S UNITED FINANCIAL INCORPORATED (FINANCIALS, Thrifts & Mortgage Finance)               1,630,352
       63,000   PHARMACEUTICAL PRODUCT DEVELOPMENT INCORPORATED (HEALTH CARE, Life Sciences Tools
                & Services)                                                                                   1,528,380
       11,100   QUAD GRAPHICS INCORPORATED (INDUSTRIALS, Commercial Services & Supplies)                        472,194
       32,400   QUEST DIAGNOSTICS INCORPORATED (HEALTH CARE, Health Care Providers & Services)                1,522,476
       29,000   RALCORP HOLDINGS INCORPORATED (CONSUMER STAPLES, Food Products)                               1,693,600
      148,800   SARA LEE CORPORATION (CONSUMER STAPLES, Food Products)                                        2,200,752
      107,200   SILGAN HOLDINGS INCORPORATED (MATERIALS, Containers & Packaging)                              3,046,624
       52,287   SOHU.COM INCORPORATED (INFORMATION TECHNOLOGY, Internet Software & Services)                  2,458,535
        6,100   STANLEY BLACK & DECKER INCORPORATED (CONSUMER DISCRETIONARY, Household Durables)                353,922
       77,200   TCF FINANCIAL CORPORATION (FINANCIALS, Commercial Banks)                                      1,222,848
       29,400   TOTAL SYSTEM SERVICES INCORPORATED (INFORMATION TECHNOLOGY, IT Services)                        438,354
       25,300   TOWERS WATSON & COMPANY (INDUSTRIALS, Commercial Services & Supplies)                         1,126,103
       45,270   UMB FINANCIAL CORPORATION (FINANCIALS, Commercial Banks)                                      1,703,057
      106,900   VISHAY INTERTECHNOLOGY INCORPORATED (INFORMATION TECHNOLOGY, Electronic Equipment &
                Instruments)                                                                                    907,581
        6,663   WASHINGTON POST COMPANY CLASS B (CONSUMER DISCRETIONARY, Media)                               2,801,725
       38,300   WEIGHT WATCHERS INTERNATIONAL INCORPORATED (CONSUMER DISCRETIONARY, Diversified
                Consumer Services)                                                                            1,049,037
      385,829   WENDY'S ARBY'S GROUP INCORPORATED (CONSUMER DISCRETIONARY, Hotels, Restaurants, &
                Leisure)                                                                                      1,682,214
       77,200   WESTAR ENERGY INCORPORATED (UTILITIES, Electric Utilities)                                    1,843,536
       46,400   WEYERHAEUSER COMPANY (MATERIALS, Paper & Forest Products)                                       752,608
        6,500   WHITING PETROLEUM CORPORATION (ENERGY, Oil, Gas & Consumable Fuels)                             572,060
                                                                                                            100,910,125
                                                                                                        ---------------
TOTAL COMMON STOCKS (COST $268,181,432)                                                                     294,267,517
                                                                                                        ---------------
INVESTMENT COMPANIES: 0.77%
       62,334   ISHARES RUSSELL MIDCAP VALUE INDEX FUND                                                       2,431,026
TOTAL INVESTMENT COMPANIES (COST $2,313,266)                                                                  2,431,026
                                                                                                        ---------------

                                                                             YIELD
                                                                        -------------
SHORT-TERM INVESTMENTS: 5.15%
INVESTMENT COMPANIES: 5.15%
   16,181,407   WELLS FARGO ADVANTAGE MONEY MARKET
                TRUST(L)(U)                                                     0.31%                        16,181,407
           25   WELLS FARGO SECURITIES LENDING CASH
                INVESTMENTS, LLC(L)(U)(V)                                       0.34                                 25
                                                                                                             16,181,432
                                                                                                        ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $16,181,432)                                                              16,181,432
                                                                                                        ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                             PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED

GLOBAL OPPORTUNITIES FUND (FORMERLY EVERGREEN GLOBAL OPPORTUNITIES FUND)

TOTAL INVESTMENTS IN SECURITIES
(COST $286,676,130)*                                            99.46%                                  $   312,879,975
OTHER ASSETS AND LIABILITIES, NET                                0.54                                         1,700,269
                                                               ------                                   ---------------
TOTAL NET ASSETS                                               100.00%                                  $   314,580,244
                                                               ------                                   ---------------

(I)  ILLIQUID SECURITY (UNAUDITED).

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

(L)  INVESTMENT IN AN AFFILIATE.

(U)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

(V) SECURITY REPRESENTS INVESTMENT OF CASH COLLATERAL RECEIVED FROM SECURITIES ON LOAN.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $290,704,108 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $27,987,258
GROSS UNREALIZED DEPRECIATION    (5,811,391)
                                -----------
NET UNREALIZED APPRECIATION     $22,175,867

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

INTERNATIONAL EQUITY FUND (FORMERLY WELLS FARGO ADVANTAGE INTERNATIONAL CORE
FUND)

    SHARES       SECURITY NAME                                                                               VALUE
-------------    ------------------------------------------------------------------------------------   ---------------
COMMON STOCKS: 96.44%
ARGENTINA: 0.88%
       502,837   IRSA INVERSIONES Y REPRESENTACIONES SA ADR (FINANCIALS, Real Estate Management &
                 Development)                                                                           $     5,506,065
                                                                                                        ---------------
AUSTRALIA: 3.66%
       806,953   AMP LIMITED (FINANCIALS, Insurance)                                                          3,869,266
       120,373   ASX LIMITED (FINANCIALS, Diversified Financial Services)                                     3,147,251
        88,746   COMMONWEALTH BANK OF AUSTRALIA (FINANCIALS, Commercial Banks)                                4,219,963
        62,957   MACQUARIE GROUP LIMITED (FINANCIALS, Capital Markets)                                        2,118,807
       194,458   NEWCREST MINING LIMITED (MATERIALS, Metals & Mining)                                         5,754,543
       173,582   WESTPAC BANKING CORPORATION (FINANCIALS, Commercial Banks)                                   3,767,380
                                                                                                             22,877,210
                                                                                                        ---------------
BELGIUM: 1.00%
       381,795   AGFA-GEVAERT NV (HEALTH CARE, Health Care Technology)                                        2,308,569
        73,861   ANHEUSER-BUSCH INBEV NV (CONSUMER STAPLES, Beverages)                                        3,911,200
                                                                                                              6,219,769
                                                                                                        ---------------
BRAZIL: 0.45%
       150,064   BANCO BRADESCO SA ADR (FINANCIALS, Commercial Banks)                                         2,795,692
                                                                                                        ---------------
CANADA: 7.07%
        88,341   AGNICO-EAGLE MINES LIMITED (MATERIALS, Metals & Mining)                                      4,925,011
       269,831   BROOKFIELD ASSET MANAGEMENT INCORPORATED (FINANCIALS, Real Estate Management &
                 Development)                                                                                 6,770,060
       327,242   CANADIAN NATURAL RESOURCES LIMITED (ENERGY, Oil, Gas & Consumable Fuels)                    11,268,291
       164,793   ENCANA CORPORATION (ENERGY, Oil, Gas & Consumable Fuels)                                     5,038,125
        87,515   GOLDCORP INCORPORATED (MATERIALS, Metals & Mining)                                           3,430,625
       186,092   PACIFIC RUBIALES ENERGY CORPORATION (HEALTH CARE, Health Services )                          4,463,819
        61,680   RESEARCH IN MOTION LIMITED (INFORMATION TECHNOLOGY, Communications Equipment)+               3,548,450
        96,309   SUNCOR ENERGY INCORPORATED (ENERGY, Oil, Gas & Consumable Fuels)                             3,174,857
        43,190   TECK COMINCO INCORPORATED LIMITED (MATERIALS, Metals & Mining)                               1,520,399
                                                                                                             44,139,637
                                                                                                        ---------------
CAYMAN ISLANDS: 4.81%
     2,827,000   CHINA INFRASTRUCTURE MACHINERY HOLDINGS LIMITED (INDUSTRIALS, Machinery)                     2,147,319
       100,979   NETEASE.COM INCORPORATED ADR (INFORMATION TECHNOLOGY, Internet Software & Services)+         3,867,496
       323,750   SINA CORPORATION (INFORMATION TECHNOLOGY, INTERNET SOFTWARE & SERVICES)+                    13,850,025
        97,500   TENCENT HOLDINGS LIMITED (INFORMATION TECHNOLOGY, Internet Software & Services)              1,879,080
       325,320   VANCEINFO TECHNOLOGIES INCORPORATED (INFORMATION TECHNOLOGY, Software)+                      8,259,875
                                                                                                             30,003,795
                                                                                                        ---------------
DENMARK: 0.93%
           343   A.P. MOLLER-MAERSK A/S CLASS B (INDUSTRIALS, Marine)                                         2,892,500
        32,737   CARLSBERG A/S (CONSUMER STAPLES, Beverages)                                                  2,902,678
                                                                                                              5,795,178
                                                                                                        ---------------
FINLAND: 0.70%
       274,469   NOKIA OYJ (INFORMATION TECHNOLOGY, Communications Equipment)                                 2,537,700
        74,224   SAMPO OYJ (FINANCIALS, Insurance)                                                            1,813,595
                                                                                                              4,351,295
                                                                                                        ---------------
FRANCE: 7.77%
        17,903   ALSTOM RGPT (INDUSTRIALS, Electrical Equipment)                                                936,945
       208,684   AXA SA (FINANCIALS, Insurance)                                                               3,846,686
        74,320   BNP PARIBAS SA (FINANCIALS, Commercial Banks)                                                5,104,972

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

INTERNATIONAL EQUITY FUND (FORMERLY WELLS FARGO ADVANTAGE INTERNATIONAL CORE
FUND)

    SHARES       SECURITY NAME                                                                               VALUE
-------------    ------------------------------------------------------------------------------------   ---------------
FRANCE (continued)
        77,443   CARREFOUR SA (CONSUMER STAPLES, Food & Staples Retailing)                              $     3,564,995
        58,537   COMPAGNIE DE SAINT-GOBAIN (INDUSTRIALS, Building Products)                                   2,491,769
       152,038   FRANCE TELECOM SA (TELECOMMUNICATION SERVICES, Diversified Telecommunication
                 Services)                                                                                    3,183,924
        60,384   GROUPE DANONE (CONSUMER STAPLES, Food Products)                                              3,386,794
        58,054   LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER DISCRETIONARY, Textiles, Apparel &
                 Luxury GOODS)                                                                                7,082,644
        29,626   PERNOD-RICARD (CONSUMER STAPLES, Beverages)                                                  2,318,745
        51,982   PEUGEOT SA (CONSUMER DISCRETIONARY, Automobiles)                                             1,542,448
        37,203   PINAULT-PRINTEMPTS-REDOUTE SA (CONSUMER DISCRETIONARY, Multiline Retail)                     4,976,586
        74,597   PUBLICIS GROUPE (CONSUMER DISCRETIONARY, Media)                                              3,362,047
        73,930   SANOFI-AVENTIS SA (HEALTH CARE, Pharmaceuticals)                                             4,293,960
        48,439   TOTAL SA (ENERGY, Oil, Gas & Consumable Fuels)                                               2,443,503
                                                                                                             48,536,018
                                                                                                        ---------------
GERMANY: 8.97%
       168,281   ADIDAS-SALOMON AG (CONSUMER DISCRETIONARY, Textiles, Apparel & Luxury Goods)                 9,113,921
        34,747   ALLIANZ AG (FINANCIALS, Insurance)                                                           4,034,499
        54,729   BASF SE (MATERIALS, Chemicals & Allied Products )                                            3,195,855
        68,166   BAYER AG (HEALTH CARE, Pharmaceuticals)                                                      3,918,760
        33,699   BAYERISCHE MOTOREN WERKE AG (CONSUMER DISCRETIONARY, Automobiles)                            1,814,123
       191,708   DAIMLER AG (CONSUMER DISCRETIONARY, Automobiles)                                            10,336,485
        55,081   DEUTSCHE BOERSE AG (FINANCIALS, Diversified Financial Services)                              3,855,959
        29,046   HOCHTIEF AG (INDUSTRIALS, Construction & Engineering)                                        1,882,914
       100,913   KLOECKNER & COMPANY (INDUSTRIALS, Trading Companies & Distributors)                          2,089,612
        46,950   LANXESS (MATERIALS, Chemicals)                                                               2,254,285
        57,827   METRO AG (CONSUMER STAPLES, Food & Staples Retailing)                                        3,209,844
        28,755   MUENCHENER RUECKVERSICHERUNGS-GESELLSCHAFT AG (FINANCIALS, Insurance)                        3,983,284
        39,880   SAP AG (INFORMATION TECHNOLOGY, Software)                                                    1,821,016
        45,993   SIEMENS AG (INDUSTRIALS, Industrial Conglomerates)                                           4,482,599
                                                                                                             55,993,156
                                                                                                        ---------------
HONG KONG: 0.77%
        51,091   CHINA MOBILE LIMITED ADR (TELECOMMUNICATION SERVICES, Wireless Telecommunication
                 Services)                                                                                    2,602,576
       134,216   HONG KONG EXCHANGES & CLEARING LIMITED (FINANCIALS, Diversified Financial Services)          2,206,551
                                                                                                              4,809,127
                                                                                                        ---------------
IRELAND: 0.60%
       380,332   EXPERIAN GROUP LIMITED (FINANCIALS, Capital Markets)                                         3,744,905
                                                                                                        ---------------
ISRAEL: 0.49%
        62,298   TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR (HEALTH CARE, Pharmaceuticals)                    3,043,257
                                                                                                        ---------------
ITALY: 0.31%
       684,013   UNICREDITO ITALIANO SPA (FINANCIALS, Commercial Banks)                                       1,916,450
                                                                                                        ---------------
JAPAN: 13.45%
        57,900   CANON INCORPORATED (INFORMATION TECHNOLOGY, Office Electronics)                              2,523,219
     4,013,000   ISUZU MOTORS LIMITED (CONSUMER DISCRETIONARY, Automobiles)                                  11,798,160
       246,700   KOMATSU LIMITED (INDUSTRIALS, Machinery)                                                     5,185,569
       166,300   MAKITA CORPORATION (INDUSTRIALS, Machinery)                                                  4,804,500
         5,200   NINTENDO COMPANY LIMITED (INFORMATION TECHNOLOGY, Software)                                  1,454,158
     1,766,000   NIPPON YUSEN KABUSHIKI KAISHA (INDUSTRIALS, Marine)                                          7,481,405
       393,000   NKSJ HOLDINGS INCORPORATED (FINANCIALS, INSURANCE)                                           2,297,182
       654,600   NOMURA HOLDINGS INCORPORATED (FINANCIALS, Capital Markets)                                   3,644,454
        22,650   ORIX CORPORATION (FINANCIALS, Consumer Finance)                                              1,782,742
     2,057,000   SUMITOMO HEAVY INDUSTRIES LIMITED (INDUSTRIALS, Machinery)                                  12,047,480
        68,900   TDK CORPORATION (INFORMATION TECHNOLOGY, Electronic Equipment & Instruments)                 4,154,974
        69,500   TOKYO ELECTRON LIMITED (INFORMATION TECHNOLOGY, Semiconductors & Semiconductor
                 Equipment)                                                                                   3,732,623
       751,000   TOSHIBA CORPORATION (INFORMATION TECHNOLOGY, Computers & Peripherals)                        3,929,070
       446,220   TOSHIBA MACHINE COMPANY LIMITED (INDUSTRIALS, Machinery)                                     1,621,773
       126,200   TOYOTA MOTOR CORPORATION (CONSUMER DISCRETIONARY, Automobiles)                               4,455,235

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

INTERNATIONAL EQUITY FUND (FORMERLY WELLS FARGO ADVANTAGE INTERNATIONAL CORE
FUND)

    SHARES       SECURITY NAME                                                                               VALUE
-------------    ------------------------------------------------------------------------------------   ---------------
JAPAN (continued)
        59,000   UNI-CHARM CORPORATION (CONSUMER STAPLES, Household Products)                           $     7,020,314
        15,689   YAHOO! JAPAN CORPORATION (INFORMATION TECHNOLOGY, Internet Software & Services)              6,038,072
                                                                                                             83,970,930
                                                                                                        ---------------
LUXEMBOURG: 0.21%
        43,541   ARCELORMITTAL (MATERIALS, Metals & Mining)                                                   1,327,160
                                                                                                        ---------------
NETHERLANDS: 6.82%
       189,728   ASML HOLDING NV (INFORMATION TECHNOLOGY, Semiconductors & Semiconductor Equipment)           6,050,065
        73,054   BRUNEL INTERNATIONAL (INDUSTRIALS, Professional Services)                                    2,312,417
       252,767   ING GROEP NV (FINANCIALS, Diversified Financial Services)                                    2,430,924
       174,708   KONINKLIJKE AHOLD NV (CONSUMER STAPLES, Food & Staples Retailing)                            2,242,558
        82,897   KONINKLIJKE PHILIPS ELECTRONICS NV (INDUSTRIALS, Industrial Conglomerates)                   2,582,932
       256,789   NEW WORLD RESOURCES NV (MATERIALS, Metals & Mining)                                          3,046,228
       199,266   RANDSTAD HOLDINGS NV (INDUSTRIALS, Professional Services)                                    8,950,949
       266,976   UNILEVER NV (CONSUMER STAPLES, Food Products)                                                7,854,067
       462,315   USG PEOPLE NV (INDUSTRIALS, Professional Services)                                           7,100,063
                                                                                                             42,570,203
                                                                                                        ---------------
NORWAY: 0.53%
       214,168   TELENOR ASA (TELECOMMUNICATION SERVICES, Diversified Telecommunication Services)             3,304,817
                                                                                                        ---------------
RUSSIA: 0.51%
           423   GAZPROM ADR (ENERGY, Oil, Gas & Consumable Fuels)                                                9,137
        83,061   GAZPROM ADR (ENERGY, Oil, Gas & Consumable Fuels)                                            1,792,456
           172   LUKOIL ADR (ENERGY, Oil, Gas & Consumable Fuels)                                                 9,821
        24,114   LUKOIL ADR (ENERGY, Oil, Gas & Consumable Fuels)                                             1,374,498
                                                                                                              3,185,912
                                                                                                        ---------------
SINGAPORE: 0.43%
       256,000   DBS GROUP HOLDINGS LIMITED (FINANCIALS, Commercial Banks)                                    2,710,987
                                                                                                        ---------------
SOUTH KOREA: 0.96%
         2,292   LOTTE CONFECTIONERY COMPANY LIMITED (CONSUMER STAPLES, Food Products)                        2,613,451
         4,975   SAMSUNG ELECTRONICS COMPANY LIMITED (INFORMATION TECHNOLOGY, Semiconductors &
                 Semiconductor Equipment)                                                                     3,406,166
                                                                                                              6,019,617
                                                                                                        ---------------
SPAIN: 2.00%
       215,666   BANCO SANTANDER CENTRAL HISPANO SA (FINANCIALS, Commercial Banks)                            2,801,740
       322,474   CRITERIA CAIXACORP SA (FINANCIALS, Diversified Financial Services)                           1,575,451
        62,432   INDUSTRIA DE DISENO TEXTIL SA (CONSUMER DISCRETIONARY, Specialty Retail)                     4,128,934
       174,649   TELEFONICA SA (TELECOMMUNICATION SERVICES, Diversified Telecommunication Services)           3,964,687
                                                                                                             12,470,812
                                                                                                        ---------------
SWEDEN: 0.98%
       117,015   HENNES & MAURITZ AB CLASS B (CONSUMER DISCRETIONARY, Specialty Retail)                       3,685,665
       145,842   SKANSKA AB (INDUSTRIALS, Construction & Engineering)                                         2,466,506
                                                                                                              6,152,171
                                                                                                        ---------------
SWITZERLAND: 10.21%
       136,908   ABB LIMITED (INDUSTRIALS, Electrical Equipment)                                              2,762,606
       142,492   COMPAGNIE FINANCIERE RICHEMONT SA (CONSUMER DISCRETIONARY, Textiles, Apparel &
                 Luxury Goods)                                                                                5,560,430
       163,558   CREDIT SUISSE GROUP (FINANCIALS, Capital Markets)                                            7,448,586
         2,024   GIVAUDAN SA (MATERIALS, Chemicals)                                                           1,865,259
       259,790   NESTLE SA (CONSUMER STAPLES, Food Products)                                                 12,843,607
        97,435   NOVARTIS AG (HEALTH CARE, Pharmaceuticals)                                                   4,728,174
        60,954   ROCHE HOLDINGS AG (HEALTH CARE, Pharmaceuticals)                                             7,928,643

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

INTERNATIONAL EQUITY FUND (FORMERLY WELLS FARGO ADVANTAGE INTERNATIONAL CORE
FUND)

    SHARES       SECURITY NAME                                                                               VALUE
-------------    ------------------------------------------------------------------------------------   ---------------
SWITZERLAND (continued)
        29,988   SWATCH GROUP AG CLASS B (CONSUMER DISCRETIONARY, Textiles, Apparel, & Luxury Goods)    $     9,286,866
       238,000   UBS AG (FINANCIALS, Capital Markets)                                                         4,066,814
        31,126   ZURICH FINANCIAL SERVICES AG (FINANCIALS, Insurance)                                         7,266,817
                                                                                                             63,757,802
                                                                                                        ---------------
UNITED KINGDOM: 20.50%
       118,029   ANGLO AMERICAN PLC (MATERIALS, Metals & Mining)                                              4,675,503
       359,250   ANTOFAGASTA PLC (MATERIALS, Metals & Mining)                                                 5,569,523
     2,246,967   ASHTEAD GROUP PLC (INDUSTRIALS, Trading Companies & Distributors)                            3,420,052
        58,590   ASTRAZENECA PLC (HEALTH CARE, Pharmaceuticals)                                               2,976,902
     1,560,168   BARCLAYS PLC (FINANCIALS, Commercial Banks)                                                  8,147,398
       130,017   BG GROUP PLC (HEALTH CARE, Health Services & Providers)                                      2,084,024
       193,538   BHP BILLITON PLC (MATERIALS, Metals & Mining)                                                5,926,511
       936,239   BP PLC (ENERGY, Oil, Gas & Consumable Fuels)                                                 5,963,806
       743,402   BRITISH AIRWAYS PLC (INDUSTRIALS, Airlines)                                                  2,561,653
       377,961   BURBERRY GROUP PLC (CONSUMER DISCRETIONARY, Textiles, Apparel & Luxury Goods)                4,990,745
       409,998   COOKSON GROUP PLC (INDUSTRIALS, Industrial Conglomerates)                                    2,856,465
     2,244,359   GAME GROUP PLC (CONSUMER DISCRETIONARY, Specialty Retail)                                    2,519,801
       392,001   GLAXOSMITHKLINE PLC (HEALTH CARE, Pharmaceuticals)                                           6,833,851
     2,196,458   HAYS PLC (INDUSTRIALS, PROFESSIONAL SERVICES)                                                3,112,253
     1,161,974   HSBC HOLDINGS PLC (FINANCIALS, Commercial Banks)                                            11,778,587
       226,965   INTERCONTINENTAL HOTELS GROUP PLC (CONSUMER DISCRETIONARY, Hotels, Restaurants &
                 Leisure)                                                                                     3,928,246
        94,510   INTERTEK GROUP PLC (INDUSTRIALS, CONSULTING SERVICES)                                        2,338,696
       199,727   INVENSYS PLC (INDUSTRIALS, Machinery)                                                          836,782
       570,362   KINGFISHER PLC (CONSUMER DISCRETIONARY, Specialty Retail)                                    1,926,899
     3,405,006   LLOYDS TSB GROUP PLC (FINANCIALS, Commercial Banks)                                          3,700,536
        57,879   NEXT PLC (CONSUMER DISCRETIONARY, Multiline Retail)                                          1,952,647
       100,313   RIO TINTO PLC (MATERIALS, Metals & Mining)                                                   5,201,484
     2,989,298   ROYAL BANK OF SCOTLAND GROUP PLC (FINANCIALS, Commercial Banks)                              2,343,451
       283,130   ROYAL DUTCH SHELL PLC CLASS A (ENERGY, Oil, Gas & Consumable Fuels)                          7,794,774
        68,163   SABMILLER PLC (CONSUMER STAPLES, BEVERAGES )                                                 2,068,566
       444,421   SAVILLS PLC (FINANCIALS, Real Estate Management & Development)                               2,223,890
        99,775   STANDARD CHARTERED PLC (FINANCIALS, Commercial Banks)                                        2,883,870
       168,038   TRAVIS PERKINS PLC (INDUSTRIALS, Trading Companies & Distributors)                           2,224,113
     2,392,342   VODAFONE GROUP PLC (TELECOMMUNICATION SERVICES, Wireless Telecommunication Services)         5,583,985
       380,516   WPP PLC (CONSUMER DISCRETIONARY, Media)                                                      4,045,260
       346,934   XSTRATA PLC (MATERIALS, Metals & Mining)                                                     5,528,293
                                                                                                            127,998,566
                                                                                                        ---------------
UNITED STATES: 1.43%
       652,693   MONSTER WORLDWIDE INCORPORATED (INFORMATION TECHNOLOGY, Internet Software &
                 Services)+                                                                                   8,954,948
                                                                                                        ---------------
TOTAL COMMON STOCKS (COST $504,946,094)                                                                     602,155,479
                                                                                                        ---------------

                                                                            YIELD
                                                                        -------------
PREFERRED STOCKS: 1.99%
GERMANY: 1.99%
       174,947   FRESENIUS AG (HEALTH CARE, Pharmaceuticals)                    1.30%                        12,427,315
                                                                                                        ---------------
TOTAL PREFERRED STOCKS (COST $6,901,408)                                                                     12,427,315
                                                                                                        ---------------
SHORT-TERM INVESTMENTS: 3.71%
INVESTMENT COMAPNIES: 3.71%
    23,143,192   WELLS FARGO ADVANTAGE MONEY MARKET
                 TRUST(I)(U)                                                    0.31                         23,143,192
                                                                                                        ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $23,143,192)                                                              23,143,192
                                                                                                        ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

INTERNATIONAL EQUITY FUND (FORMERLY WELLS FARGO ADVANTAGE INTERNATIONAL CORE
FUND)

TOTAL INVESTMENTS IN SECURITIES
(COST $534,990,694)*                                           102.14%                                  $   637,725,986
OTHER ASSETS AND LIABILITIES, NET                               (2.14)                                      (13,357,653)
                                                               ------                                   ---------------
TOTAL NET ASSETS                                               100.00%                                  $   624,368,333
                                                               ------                                   ---------------

+    NON-INCOME EARNING SECURITIES.

(L)  INVESTMENT IN AN AFFILIATE.

(U)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $554,373,677 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $ 95,101,251
GROSS UNREALIZED DEPRECIATION    (11,748,942)
                                ------------
NET UNREALIZED APPRECIATION     $ 83,352,309

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

INTRINSIC WORLD EQUITY FUND (FORMERLY EVERGREEN INTRINSIC WORLD EQUITY)

    SHARES      SECURITY NAME                                                                                VALUE
-------------   -------------------------------------------------------------------------------------   ---------------
COMMON STOCKS: 98.53%
BERMUDA: 1.83%
       36,000   BUNGE LIMITED (CONSUMER STAPLES, Food Products)                                         $    1,787,400
                                                                                                        --------------
CANADA: 1.35%
      200,000   LIONS GATE ENTERTAINMENT CORPORATION (CONSUMER DISCRETIONARY, Media)+                        1,320,000
                                                                                                        --------------
FRANCE: 5.07%
       33,000   CARREFOUR SA (CONSUMER STAPLES, Food & Staples Retailing)                                    1,519,115
       30,000   TOTAL SA (ENERGY, Oil, Gas & Consumable Fuels)+                                              1,513,349
        7,000   TOTAL SA ADR (ENERGY, Oil, Gas & Consumable Fuels)+                                            354,410
       65,000   VIVENDI SA (CONSUMER DISCRETIONARY, Media)                                                   1,562,380
                                                                                                             4,949,254
                                                                                                        --------------
GERMANY: 3.23%
       21,000   ADIDAS-SALOMON AG (CONSUMER DISCRETIONARY, Textiles, Apparel & Luxury Goods)                 1,137,338
      150,000   DEUTSCHE TELEKOM AG (CONSUMER DISCRETIONARY, Media)                                          2,015,322
                                                                                                             3,152,660
                                                                                                        --------------
ITALY: 1.35%
      470,000   UNICREDITO ITALIANO SPA (FINANCIALS, Commercial Banks)+                                      1,316,834
                                                                                                        --------------
JAPAN: 16.73%
      310,000   77 BANK LIMITED (FINANCIALS, Commercial Banks)                                               1,646,970
       90,000   AEON COMPANY LIMITED (CONSUMER STAPLES, Food & Staples Retailing)                              963,597
       70,000   KAO CORPORATION (CONSUMER STAPLES, Personal Products)                                        1,656,114
       90,000   KOMATSU LIMITED (INDUSTRIALS, Machinery)                                                     1,891,776
      280,000   MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED (FINANCIALS, Commercial Banks)                   1,390,358
       13,000   ORIX CORPORATION (FINANCIALS, Consumer Finance)                                              1,023,207
       13,000   ORIX CORPORATION ADR (FINANCIALS, Consumer Finance)+                                           508,950
       90,000   SHIONOGI & COMPANY LIMITED (HEALTH CARE, Pharmaceuticals)                                    1,835,523
      370,000   TORAY INDUSTRIES INCORPORATED (MATERIALS, Chemicals)                                         1,982,869
      330,000   TOSHIBA CORPORATION (INFORMATION TECHNOLOGY, Computers & Peripherals)+                       1,726,489
      250,000   TOTO LIMITED (INDUSTRIALS, Building Products)                                                1,704,381
                                                                                                            16,330,234
                                                                                                        --------------

NETHERLANDS: 5.08%
      101,000   EUROPEAN AERONAUTIC DEFENCE & SPACE COMPANY (INDUSTRIALS, Aerospace & Defense)               2,392,819
       87,000   UNILEVER NV NY SHARES (CONSUMER STAPLES, Food Products)                                      2,565,630
                                                                                                             4,958,449
                                                                                                        --------------
NETHERLANDS ANTILLES: 1.83%
       30,000   SCHLUMBERGER LIMITED (ENERGY, Energy Equipment & Services)                                   1,789,800
                                                                                                        --------------
SINGAPORE: 2.22%
      204,730   DBS GROUP HOLDINGS LIMITED (FINANCIALS, Commercial Banks)                                    2,168,048
                                                                                                        --------------
SOUTH KOREA: 3.27%
        4,412   SAMSUNG ELECTRONICS COMPANY LIMITED (INFORMATION TECHNOLOGY, Semiconductors &
                Semiconductor Equipment)                                                                     3,020,705
          500   SAMSUNG ELECTRONICS COMPANY LIMITED GDR (INFORMATION TECHNOLOGY, Semiconductors &
                Semiconductor Equipment)+                                                                      172,500
                                                                                                             3,193,205
                                                                                                        --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

INTRINSIC WORLD EQUITY FUND (FORMERLY EVERGREEN INTRINSIC WORLD EQUITY)

    SHARES      SECURITY NAME                                                                                VALUE
-------------   -------------------------------------------------------------------------------------   ---------------
SPAIN: 2.30%
      176,000   BANCO SANTANDER CENTRAL HISPANO SA ADR (FINANCIALS, Commercial Banks)                   $     2,247,520
                                                                                                        ---------------
SWITZERLAND: 2.62%
       20,000   TRANSOCEAN LIMITED (ENERGY, Energy Equipment & Services)+                                       924,200
      101,000   WEATHERFORD INTERNATIONAL LIMITED (ENERGY, Energy Equipment & Services)+                      1,636,200
                                                                                                              2,560,400
                                                                                                        ---------------
TAIWAN: 3.20%
    1,000,000   CATHAY FINANCIAL HOLDING COMPANY LIMITED (FINANCIALS, Insurance)                              1,572,862
    2,579,742   CHINA TRUST FINANCIAL HOLDING COMPANY LIMITED (FINANCIALS, Commercial Banks)                  1,545,744
                                                                                                              3,118,606
                                                                                                        ---------------
UNITED KINGDOM: 9.38%
      111,668   DIAGEO PLC (CONSUMER STAPLES, Beverages)                                                      1,939,727
       70,046   ROYAL DUTCH SHELL PLC CLASS A (ENERGY, Oil, Gas & Consumable Fuels)                           1,928,757
       90,000   STANDARD CHARTERED PLC (FINANCIALS, Commercial Banks)                                         2,601,336
    1,150,000   VODAFONE GROUP PLC (TELECOMMUNICATION SERVICES, Wireless Telecommunication Services)          2,684,226
                                                                                                              9,154,046
                                                                                                        ---------------

UNITED STATES: 39.07%
       43,000   ABBOTT LABORATORIES (HEALTH CARE, Pharmaceuticals)                                            2,110,440
      119,000   AMR CORPORATION (INDUSTRIALS, Airlines)                                                         842,520
       12,500   APPLE INCORPORATED (INFORMATION TECHNOLOGY, Computers & Peripherals)+                         3,215,625
       48,000   BAXTER INTERNATIONAL INCORPORATED (HEALTH CARE, Health Care Equipment & Supplies)             2,100,960
       22,000   BOEING COMPANY (INDUSTRIALS, Aerospace & Defense)                                             1,499,080
       72,000   DOW CHEMICAL COMPANY (MATERIALS, Chemicals)                                                   1,967,760
       41,000   ELI LILLY & COMPANY (HEALTH CARE, Pharmaceuticals)                                            1,459,600
      113,000   EMC CORPORATION (INFORMATION TECHNOLOGY, Computers & Peripherals)+                            2,236,270
      150,000   ENERSIS SA ADR (UTILITIES, Electric Utilities)                                                3,111,000
       74,000   HOME DEPOT INCORPORATED (CONSUMER DISCRETIONARY, Specialty Retail)                            2,109,740
       56,000   JPMORGAN CHASE & COMPANY (FINANCIALS, Diversified Financial Services)                         2,255,680
       22,000   NORTHROP GRUMMAN CORPORATION (INDUSTRIALS, Aerospace & Defense)                               1,290,080
        1,800   NVR INCORPORATED (CONSUMER DISCRETIONARY, Household Durables)+                                1,127,700
      117,000   ORACLE CORPORATION (INFORMATION TECHNOLOGY, Software)                                         2,765,880
       18,000   POLO RALPH LAUREN CORPORATION (CONSUMER DISCRETIONARY, Textiles, Apparel &
                Luxury Goods)                                                                                 1,422,180
       35,000   SPX CORPORATION (INDUSTRIALS, Machinery)                                                      2,084,600
       86,000   TEXAS INSTRUMENTS INCORPORATED (INFORMATION TECHNOLOGY, Semiconductors &
                Semiconductor Equipment)                                                                      2,123,340
      115,000   UDR INCORPORATED (FINANCIALS, Real Estate Investment Trusts)                                  2,427,650
       20,000   VISA INCORPORATED CLASS A (FINANCIALS, Consumer Finance)                                      1,467,000
      113,000   WARNER MUSIC GROUP CORPORATION (CONSUMER DISCRETIONARY, Media)+                                 529,970
                                                                                                             38,147,075
                                                                                                        ---------------
TOTAL COMMON STOCKS (COST $106,781,592)                                                                      96,193,531
                                                                                                        ---------------

                                                                            YIELD
                                                                        -------------
SHORT-TERM INVESTMENTS: 1.17%
INVESTMENT COMPANIES: 1.17%
    1,140,412   WELLS FARGO ADVANTAGE MONEY MARKET TRUST(L)(U)                  0.31%                         1,140,412
TOTAL SHORT-TERM INVESTMENTS (COST $1,140,412)                                                                1,140,412
                                                                                                        ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

INTRINSIC WORLD EQUITY FUND (FORMERLY EVERGREEN INTRINSIC WORLD EQUITY)

TOTAL INVESTMENTS IN SECURITIES
(COST $107,922,004)*                                            99.70%                                  $    97,333,943
OTHER ASSETS AND LIABILITIES, NET                                0.30                                           296,787
                                                               ------                                   ---------------
TOTAL NET ASSETS                                               100.00%                                  $    97,630,730
                                                               ------                                   ---------------

(L)  INVESTMENT IN AN AFFILIATE.

+    NON-INCOME EARNING SECURITIES.

(U)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $108,047,661 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $ 11,949,326
GROSS UNREALIZED DEPRECIATION    (22,663,044)
                                ------------
NET UNREALIZED DEPRECIATION     $(10,713,718)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)

The Funds' portfolios of investments as of the date on the cover of this report have not been audited. This report is provided for the general information of the Funds' shareholders. For more information regarding the Funds and their holdings, please see the Funds' most recent prospectus and annual report.

SECURITIES VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. This service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' fair values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics and general market conditions.

Debt securities of sufficient credit quality with original maturities of 60 days or less, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and loses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

FORWARD FOREIGN CURRENCY CONTRACTS

Certain Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund's maximum risk of loss from counterparty credit risk is the unrealized gains or losses on the contracts. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty.

SECURITY LOANS

The Funds may lend their securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. A Fund continues to receive interest or dividends on the securities loaned. A Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, a Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Funds lend their securities through an unaffiliated securities lending agent. Cash collateral received in connection with their securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the "Cash Collateral Fund"). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC ("Funds Management") and is sub-advised by Wells Capital Management Incorporated ("Wells Capital Management"). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-advisor. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

FUTURES CONTRACTS

Certain Funds may be subject to equity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Funds may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

FAIR VALUE MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund's investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund's investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

     Level 1 - quoted prices in active markets for identical securities

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of July 31, 2010, the inputs used in valuing the Fund's assets, which are carried at fair value, were as follows:

                                                    SIGNIFICANT
                                                       OTHER             SIGNIFICANT
                                 QUOTED PRICES   OBSERVABLE INPUTS   UNOBSERVABLE INPUTS
INVESTMENTS IN SECURITIES          (LEVEL 1)         (LEVEL 2)            (LEVEL 3)           TOTAL
-------------------------        -------------   -----------------   -------------------   -----------
DISCIPLINED GLOBAL EQUITY FUND
Equity securities
   COMMON STOCKS                  $61,482,893         $      0                $0           $61,482,893
   PREFERRED STOCKS                   410,174                0                 0               410,174
U.S. Treasury obligations             124,971                0                 0               124,971
Investment companies                  624,727          140,189                 0               764,916
                                  -----------         --------                --           -----------
TOTAL                             $62,642,765         $140,189                $0           $62,782,954
                                  -----------         --------                --           -----------

Transfers in and transfers out are recognized at the end of the reporting period. At the end of the period, foreign securities valued in the amount of $20,327,110 was transferred out of Level 2 and into Level 1 since adjustments to prices due to movements against a specified benchmark were not necessary.

EMERGING MARKET EQUITY FUND
Equity securities
   COMMON STOCKS                 $1,057,592,051   $          0   $      0   $1,057,592,051
   PREFERRED STOCKS                  29,918,588              0          0       29,918,588
Foreign corporate bonds                       0              0    181,384          181,384
Investment companies                 40,030,662    107,230,315          0      147,260,977
                                 --------------   ------------   --------   --------------
TOTAL                            $1,127,541,301   $107,230,315   $181,384   $1,234,953,000
                                 --------------   ------------   --------   --------------

Transfers in and transfers out are recognized at the end of the reporting period. At the end of the period, foreign securities valued in the amount of $437,571,979 was transferred out of Level 2 and into Level 1 since adjustments to prices due to movements against a specified benchmark were not necessary.

GLOBAL OPPORTUNITIES FUND
Equity securities
   COMMON STOCKS                 $244,409,192   $49,858,325   $0   $294,267,517
Investment companies               18,612,433            25    0     18,612,458
                                 ------------   -----------   --   ------------
TOTAL                            $263,021,625   $49,858,350   $0   $312,879,975
                                 ------------   -----------   --   ------------

Transfers in and transfers out are recognized at the end of the reporting period. At the end of the period, foreign securities valued in the amount of $85,758,734 was transferred out of Level 2 and into Level 1 since adjustments to prices due to movements against a specified benchmark were not necessary.

INTERNATIONAL EQUITY FUND
Equity securities
   COMMON STOCKS                 $574,062,584   $28,092,895   $0   $602,155,479
   PREFERRED STOCKS                12,427,315             0    0     12,427,315
Investment companies               23,143,192             0    0     23,143,192
                                 ------------   -----------   --   ------------
TOTAL                            $609,633,091   $28,092,895   $0   $637,725,986
                                 ------------   -----------   --   ------------
INTRINSIC WORLD EQUITY FUND
Equity securities
   COMMON STOCKS                 $ 96,193,531   $         0   $0   $ 96,193,531
Investment companies                1,140,412             0    0      1,140,412
                                 ------------   -----------   --   ------------
TOTAL                            $ 97,333,943   $         0   $0   $ 97,333,943
                                 ------------   -----------   --   ------------

Transfers in and transfers out are recognized at the end of the reporting period. At the end of the period, foreign securities valued in the amount of $41,673,752 was transferred out of Level 2 and into Level 1 since adjustments to prices due to movements against a specified benchmark were not necessary.

As of July 31, 2010, the inputs used in valuing the Fund's other financial instruments, which are carried at fair value, were as follows:

                                                           SIGNIFICANT
                                                              OTHER             SIGNIFICANT
                                        QUOTED PRICES   OBSERVABLE INPUTS   UNOBSERVABLE INPUTS
OTHER FINANCIAL INSTRUMENTS               (LEVEL 1)         (LEVEL 2)            (LEVEL 3)          TOTAL
---------------------------             -------------   -----------------   -------------------   ---------
DISCIPLINED GLOBAL EQUITY FUND
   Futures contracts                        $9,165          $       0               $0            $   9,165
GLOBAL OPPORTUNITIES FUND
   Forward foreign currency contracts            0           (109,855)               0             (109,855)
INTERNATIONAL EQUITY FUND
   Forward foreign currency contracts            0           (120,968)               0             (120,968)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                             CORPORATE
                                           BONDS & NOTES
                                           -------------
Emerging Market Equity
BALANCE AS OF OCTOBER 31, 2009                $      0
Realized gain (loss)                                 0
Change in unrealized appreciation
   (depreciation)                                    0
Net purchases (sales)                                0
Transfer in from acqusition                    181,384
Transfer in (out) of Level 3                         0
                                              --------
BALANCE AS OF JULY 31, 2010                   $181,384
Change in unrealized appreciation
   (depreciation) relating to securities
   held at the end of reporting period        $      0
                                              --------

DERIVATIVE TRANSACTIONS

During the nine months ended July 31, 2010, the Disciplined Global Equity Fund entered into futures contracts for speculative purposes.

At July 31, 2010, the Disciplined Global Equity Fund had long futures contracts outstanding as follows:

                                                     INITIAL       VALUE       NET UNREALIZED
                                                    CONTRACT         AT         APPRECIATION/
EXPIRATION DATE           CONTRACTS          TYPE    AMOUNT    JULY 31, 2010   (DEPRECIATION)
---------------   ------------------------   ----   --------   -------------   --------------
September 2010    4 DJ Euro Stoxx 50 Index   Long   $139,349      $143,086         $3,737
September 2010            1 FTSE 100 Index   Long     80,604        82,302          1,698
September 2010          1 Nikkei 225 Index   Long     57,388        55,183         (2,205)
September 2010          9 S&P E Mini Index   Long    488,300       494,235          5,935

The Disciplined Global Equity Fund had an average contract amount of $854,376 in futures contracts during the nine months ended July 31, 2010.

During the nine months ended July 31, 2010, the International Equity Fund and Global Opportunities Fund entered into forward foreign currency exchange contracts for hedging purposes.

At July 31, 2010, the International Equity Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Buy:

                                                                  Net Unrealized
 Exchange                           U.S. Value at   In Exchange    Appreciation/
   Date      Contracts to Receive   July 31, 2010   for U.S. $    (Depreciation)
----------   --------------------   -------------   -----------   --------------
08/04/2010        1,220,184 EUR       $1,590,083    $ 1,593,317     $  (3,234)
08/18/2010           84,000 EUR          109,464        104,509         4,955

Forward Foreign Currency Exchange Contracts to Sell:

                                                                  Net Unrealized
 Exchange                           U.S. Value at   In Exchange    Appreciation/
   Date      Contracts to Deliver   July 31, 2010   for U.S. $    (Depreciation)
----------   --------------------   -------------   -----------   --------------
08/18/2010           84,000 EUR       $  109,463    $   104,157     $  (5,306)
10/29/2010      731,000,000 JPY        8,467,851      8,350,468      (117,383)

The International Equity Fund had average market values of $307,380 and $526,412 in forward foreign currency exchange contracts to buy and forward foreign currency exchange contracts to sell, respectively, during the nine months ended July 31, 2010.

During the nine months ended July 31, 2010, the Global Opportunities Fund entered into forward foreign currency exchange contracts for hedging purposes.

At July 31, 2010, Global Opportunities Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Buy:

                                                                  Net Unrealized
 Exchange                           U.S. Value at   In Exchange    Appreciation/
   Date      Contracts to Receive   July 31, 2010   for U.S. $    (Depreciation)
----------   --------------------   -------------   -----------   --------------
08/18/2010        8,994,000 EUR      $11,720,450    $11,152,290     $(568,160)
10/29/2010      450,000,000 JPY        5,212,767      5,140,507       (72,260)

Forward Foreign Currency Exchange Contracts to Sell:

                                                                  Net Unrealized
 Exchange                           U.S. Value at   In Exchange    Appreciation/
   Date      Contracts to Deliver   July 31, 2010   for U.S. $    (Depreciation)
----------   --------------------   -------------   -----------   --------------
08/18/2010        8,994,000 EUR      $11,720,450    $11,189,885     $530,565

The Global Opportunities Fund had average market values of $21,142,481 and $30,518,310 in forward foreign currency exchange contracts to buy and forward foreign currency exchange contracts to sell, respectively, during the nine months ended July 31, 2010.

ITEM 1. SCHEDULE OF INVESTMENTS

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

C&B MID CAP VALUE FUND

   SHARES       SECURITY NAME                                                                                VALUE
-------------   -------------------------------------------------------------------------------------   ---------------
COMMON STOCKS: 98.25%
CONSUMER DISCRETIONARY: 12.29%
HOTELS, RESTAURANTS & LEISURE: 4.68%
       85,400   DARDEN RESTAURANTS INCORPORATED<<                                                       $     3,577,406
      207,200   INTERNATIONAL SPEEDWAY CORPORATION CLASS A                                                    5,366,480
                                                                                                              8,943,886
                                                                                                        ---------------
HOUSEHOLD DURABLES: 5.36%
      121,700   FORTUNE BRANDS INCORPORATED                                                                   5,340,196
        7,850   NVR INCORPORATED<<+                                                                           4,918,025
                                                                                                             10,258,221
                                                                                                        ---------------
MEDIA: 2.25%
      382,100   HARTE-HANKS INCORPORATED                                                                      4,310,088
                                                                                                        ---------------
CONSUMER STAPLES: 6.60%
FOOD & STAPLES RETAILING: 2.67%
      248,400   SAFEWAY INCORPORATED<<                                                                        5,102,136
                                                                                                        ---------------
FOOD PRODUCTS: 1.86%
      169,035   HAIN CELESTIAL GROUP INCORPORATED<<+                                                          3,559,877
                                                                                                        ---------------
PERSONAL PRODUCTS: 2.07%
      127,100   AVON PRODUCTS INCORPORATED                                                                    3,956,623
                                                                                                        ---------------
FINANCIALS: 25.40%
COMMERCIAL BANKS: 7.11%
      820,200   CAPITALSOURCE INCORPORATED                                                                    4,412,676
       73,800   CITY NATIONAL CORPORATION<<                                                                   4,182,246
      399,357   UMPQUA HOLDINGS CORPORATION<<                                                                 5,003,943
                                                                                                             13,598,865
                                                                                                        ---------------
INSURANCE: 18.29%
      182,100   ARTHUR J. GALLAGHER & COMPANY<<                                                               4,628,982
      144,800   AXIS CAPITAL HOLDINGS LIMITED                                                                 4,513,416
      289,600   FIDELITY NATIONAL TITLE GROUP INCORPORATED                                                    4,277,392
       65,500   RENAISSANCERE HOLDINGS LIMITED<<                                                              3,747,910
      191,985   STEWART INFORMATION SERVICES CORPORATION<<                                                    1,917,930
       85,500   TORCHMARK CORPORATION                                                                         4,537,485
       17,500   WHITE MOUNTAIN INSURANCE GROUP LIMITED                                                        5,495,875
      192,000   WILLIS GROUP HOLDINGS                                                                         5,875,200
                                                                                                             34,994,190
                                                                                                        ---------------
HEALTH CARE: 8.11%
HEALTH CARE EQUIPMENT & SUPPLIES: 1.67%
       87,600   WEST PHARMACEUTICAL SERVICES INCORPORATED<<                                                   3,183,384
                                                                                                        ---------------
HEALTH CARE PROVIDERS & SERVICES: 6.44%
       96,950   CARDINAL HEALTH INCORPORATED                                                                  3,128,577
       81,800   MEDNAX INCORPORATED<<+                                                                        3,856,870
      113,700   QUEST DIAGNOSTICS INCORPORATED                                                                5,342,763
                                                                                                             12,328,210
                                                                                                        ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

C&B MID CAP VALUE FUND

   SHARES       SECURITY NAME                                                                                VALUE
-------------   -------------------------------------------------------------------------------------   ---------------
INDUSTRIALS: 19.59%
COMMERCIAL SERVICES & SUPPLIES: 10.47%
      188,600   CINTAS CORPORATION                                                                      $     4,990,356
      187,300   G&K SERVICES INCORPORATED CLASS A                                                             4,358,471
      167,400   REPUBLIC SERVICES INCORPORATED<<                                                              5,333,364
      773,400   STEELCASE INCORPORATED<<                                                                      5,344,194
                                                                                                             20,026,385
                                                                                                        ---------------
INDUSTRIAL CONGLOMERATES: 1.74%
       98,800   CARLISLE COMPANIES INCORPORATED<<                                                             3,327,584
                                                                                                        ---------------
MACHINERY: 6.51%
      204,593   ALBANY INTERNATIONAL CORPORATION CLASS A                                                      3,754,282
       99,500   DOVER CORPORATION                                                                             4,773,015
      143,100   KENNAMETAL INCORPORATED<<                                                                     3,919,509
                                                                                                             12,446,806
                                                                                                        ---------------
PROFESSIONAL SERVICES: 0.87%
       34,900   MANPOWER INCORPORATED<<                                                                       1,674,502
                                                                                                        ---------------
INFORMATION TECHNOLOGY: 15.50%
COMPUTERS & PERIPHERALS: 2.33%
      155,600   DIEBOLD INCORPORATED<<                                                                        4,453,272
                                                                                                        ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS: 5.08%
      762,200   FLEXTRONICS INTERNATIONAL LIMITED                                                             4,740,884
      253,100   MOLEX INCORPORATED<<                                                                          4,988,601
                                                                                                              9,729,485
                                                                                                        ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 8.09%
      125,690   LAM RESEARCH CORPORATION+                                                                     5,302,861
      426,400   TERADYNE INCORPORATED<<+                                                                      4,588,064
      627,599   VERIGY LIMITED+                                                                               5,585,631
                                                                                                             15,476,556
                                                                                                        ---------------
MATERIALS: 9.02%
CHEMICALS: 3.95%
       80,600   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                               3,657,628
       80,690   SCOTTS MIRACLE-GRO COMPANY                                                                    3,893,293
                                                                                                              7,550,921
                                                                                                        ---------------
CONTAINERS & PACKAGING: 5.07%
      170,300   BEMIS COMPANY INCORPORATED<<                                                                  5,102,188
      192,000   PACKAGING CORPORATION OF AMERICA                                                              4,608,000
                                                                                                              9,710,188
                                                                                                        ---------------
UTILITIES: 1.74%
ELECTRIC UTILITIES: 1.74%
      139,800   WESTAR ENERGY INCORPORATED<<                                                                  3,338,423
                                                                                                        ---------------
TOTAL COMMON STOCKS (COST $180,988,769)                                                                     187,969,602
                                                                                                        ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

C&B MID CAP VALUE FUND

SHORT-TERM INVESTMENTS: 27.86%

  PRINCIPAL     SECURITY NAME                                           INTEREST RATE   MATURITY DATE        VALUE
-------------   -----------------------------------------------------   -------------   -------------   ---------------
CORPORATE BONDS & NOTES: 0.75%
$   1,274,580   GRYPHON FUNDING LIMITED(V)(A)(I)                               0.00        08/05/2011   $       507,538
    1,653,711   VFNC CORPORATION(V)++(A)(I)                                    0.33        09/29/2011           926,078
                                                                                                              1,433,616
                                                                                                        ---------------

                                                                            YIELD
                                                                        -------------
INVESTMENT COMPANIES: 27.11%
    3,765,655   WELLS FARGO ADVANTAGE MONEY MARKET
                TRUST(L)(U)                                                    0.31%                          3,765,655
   48,098,956   WELLS FARGO SECURITIES LENDING CASH
                INVESTMENTS, LLC(V)(L)(U)                                      0.34%                         48,098,956
                                                                                                             51,864,611
                                                                                                        ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $52,922,131)                                                              53,298,227
                                                                                                        ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $233,910,900)*                                           126.11%                                      241,267,829
OTHER ASSETS AND LIABILITIES, NET                              (26.11)                                      (49,949,020)
                                                               ------                                   ---------------
TOTAL NET ASSETS                                               100.00%                                  $   191,318,809
                                                               ======                                   ===============

(V) SECURITY REPRESENTS INVESTMENT OF CASH COLLATERAL RECEIVED FROM SECURITIES ON LOAN.

(L)  INVESTMENT IN AN AFFILIATE.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+    NON-INCOME EARNING SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)  ILLIQUID SECURITY.

(U)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $233,910,900 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $ 23,956,136
GROSS UNREALIZED DEPRECIATION    (16,599,207)
                                ------------
NET UNREALIZED APPRECIATION     $  7,356,929

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

WELLS FARGO ADVANTAGE COMMON STOCK FUND

    SHARES      SECURITY NAME                                                                                VALUE
-------------   -------------------------------------------------------------------------------------   ---------------
COMMON STOCKS: 96.19%
CONSUMER DISCRETIONARY: 19.45%
AUTO COMPONENTS: 1.37%
      278,000   BORGWARNER INCORPORATED<<+                                                              $    12,193,080
                                                                                                        ---------------
DIVERSIFIED CONSUMER SERVICES: 2.67%
      625,836   BRIDGEPOINT EDUCATION INCORPORATED<<+                                                        11,609,258
      496,909   GRAND CANYON EDUCATION INCORPORATED<<+                                                       12,059,981
                                                                                                             23,669,239
                                                                                                        ---------------
HOTELS, RESTAURANTS & LEISURE: 2.22%
      511,746   JACK IN THE BOX INCORPORATED+                                                                10,557,320
      315,000   ROYAL CARIBBEAN CRUISES LIMITED<<+                                                            9,090,900
                                                                                                             19,648,220
                                                                                                        ---------------
HOUSEHOLD DURABLES: 1.08%
      194,933   MOHAWK INDUSTRIES INCORPORATED+                                                               9,538,072
                                                                                                        ---------------
INTERNET & CATALOG RETAIL: 1.23%
      960,000   LIBERTY MEDIA CORPORATION INTERACTIVE SERIES A+                                              10,867,200
                                                                                                        ---------------
MEDIA: 4.97%
      403,000   CABLEVISION SYSTEMS CORPORATION NEW YORK GROUP CLASS A                                       11,046,230
      217,000   DISCOVERY COMMUNICATIONS INCORPORATED CLASS A+                                                7,460,460
    1,213,939   INTERPUBLIC GROUP OF COMPANIES INCORPORATED<<+                                               11,095,402
      252,707   TIME WARNER CABLE INCORPORATED<<                                                             14,447,259
                                                                                                             44,049,351
                                                                                                        ---------------
SPECIALTY RETAIL: 4.87%
      197,000   ADVANCE AUTO PARTS INCORPORATED<<                                                            10,545,410
      528,000   GAMESTOP CORPORATION CLASS A<<+                                                              10,586,400
      170,562   TRACTOR SUPPLY COMPANY<<                                                                     11,855,765
      316,000   URBAN OUTFITTERS INCORPORATED<<+                                                             10,162,560
                                                                                                             43,150,135
                                                                                                        ---------------
TEXTILES, APPAREL & LUXURY GOODS: 1.04%
      249,370   COACH INCORPORATED                                                                            9,219,209
                                                                                                        ---------------
CONSUMER STAPLES: 2.51%
FOOD & STAPLES RETAILING: 1.28%
      248,000   BJ'S WHOLESALE CLUB INCORPORATED<<+                                                          11,296,400
HOUSEHOLD PRODUCTS: 1.23%
      165,000   CHURCH & DWIGHT COMPANY INCORPORATED                                                         10,934,550
                                                                                                        ===============
ENERGY: 6.98%
ENERGY EQUIPMENT & SERVICES: 3.63%
      302,000   CAMERON INTERNATIONAL CORPORATION<<+                                                         11,956,180
      277,449   NOBLE CORPORATION                                                                             9,017,093

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

WELLS FARGO ADVANTAGE COMMON STOCK FUND

    SHARES      SECURITY NAME                                                                                VALUE
-------------   -------------------------------------------------------------------------------------   ---------------
ENERGY EQUIPMENT & SERVICES (CONTINUED)
      270,000   SMITH INTERNATIONAL INCORPORATED                                                        $    11,199,600
                                                                                                             32,172,873
                                                                                                        ---------------
OIL, GAS & CONSUMABLE FUELS: 3.35%
      365,600   FOREST OIL CORPORATION<<+                                                                    10,452,504
      193,000   NEWFIELD EXPLORATION COMPANY+                                                                10,317,780
      240,000   RANGE RESOURCES CORPORATION                                                                   8,908,800
                                                                                                             29,679,084
                                                                                                        ---------------
FINANCIALS: 13.35%
CAPITAL MARKETS: 0.57%
      257,068   INVESCO LIMITED                                                                               5,023,109
                                                                                                        ---------------
COMMERCIAL BANKS: 5.23%
    2,565,000   CAPITALSOURCE INCORPORATED                                                                   13,799,700
      160,000   CITY NATIONAL CORPORATION                                                                     9,067,200
      630,292   FIRSTMERIT CORPORATION<<                                                                     12,423,055
      695,170   GLACIER BANCORP INCORPORATED                                                                 11,108,817
                                                                                                             46,398,772
                                                                                                        ---------------
DIVERSIFIED FINANCIAL SERVICES: 1.25%
      574,300   NBH HOLDINGS CORPORATION(A)(I)                                                               11,078,247
                                                                                                        ---------------
INSURANCE: 2.54%
      238,370   REINSURANCE GROUP OF AMERICA INCORPORATED                                                    11,436,993
      194,190   RENAISSANCERE HOLDINGS LIMITED<<                                                             11,111,552
                                                                                                             22,548,545
                                                                                                        ---------------
REAL ESTATE INVESTMENT TRUSTS: 3.76%
      621,600   BIOMED REALTY TRUST INCORPORATED<<                                                           11,213,664
      221,000   CAMDEN PROPERTY TRUST<<                                                                      10,059,920
      213,000   MID-AMERICA APARTMENT COMMUNITIES INCORPORATED<<                                             12,030,240
                                                                                                             33,303,824
                                                                                                        ---------------
HEALTH CARE: 10.73%
BIOTECHNOLOGY: 1.42%
      663,000   AMYLIN PHARMACEUTICALS INCORPORATED<<+                                                       12,543,960
                                                                                                        ---------------
HEALTH CARE EQUIPMENT & SUPPLIES: 5.82%
      347,000   DENTSPLY INTERNATIONAL INCORPORATED<<                                                        10,416,940
      759,000   HOLOGIC INCORPORATED<<+                                                                      10,732,260
      193,000   HOSPIRA INCORPORATED+                                                                        10,055,300
      309,000   NUVASIVE INCORPORATED<<+                                                                     10,125,930
      186,000   VARIAN MEDICAL SYSTEMS INCORPORATED<<+                                                       10,267,200
                                                                                                             51,597,630
                                                                                                        ---------------
HEALTH CARE PROVIDERS & SERVICES: 2.49%
      581,231   HEALTHSOUTH REHABILITATION CORPORATION<<+                                                    10,758,586
       77,000   MCKESSON CORPORATION                                                                          4,837,140
      181,000   UNIVERSAL HEALTH SERVICES CLASS B                                                             6,510,570
                                                                                                             22,106,296
                                                                                                        ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

WELLS FARGO ADVANTAGE COMMON STOCK FUND

    SHARES      SECURITY NAME                                                                                VALUE
-------------   -------------------------------------------------------------------------------------   ---------------
LIFE SCIENCES TOOLS & SERVICES: 1.00%
      363,301   PHARMACEUTICAL PRODUCT DEVELOPMENT INCORPORATED                                         $     8,813,670
                                                                                                        ---------------
INDUSTRIALS: 13.28%
AIRLINES: 1.23%
      211,000   ALASKA AIR GROUP INCORPORATED+                                                               10,885,490
                                                                                                        ---------------
BUILDING PRODUCTS: 0.26%
      224,000   MASCO CORPORATION                                                                             2,302,720
                                                                                                        ---------------
COMMERCIAL SERVICES & SUPPLIES: 2.46%
      564,400   HERMAN MILLER INCORPORATED<<                                                                  9,707,680
      380,000   REPUBLIC SERVICES INCORPORATED                                                               12,106,800
                                                                                                             21,814,480
                                                                                                        ---------------
CONSTRUCTION & ENGINEERING: 1.26%
      461,000   AECOM TECHNOLOGY CORPORATION+                                                                11,128,540
                                                                                                        ---------------
ELECTRICAL EQUIPMENT: 1.99%
      261,000   AMETEK INCORPORATED                                                                          11,554,470
      252,000   ENERSYS+                                                                                      6,103,440
                                                                                                             17,657,910
                                                                                                        ---------------
INDUSTRIAL CONGLOMERATES: 1.13%
      298,000   CARLISLE COMPANIES INCORPORATED<<                                                            10,036,640
                                                                                                        ---------------
MACHINERY: 1.24%
      322,000   PENTAIR INCORPORATED<<                                                                       11,012,400
                                                                                                        ---------------
ROAD & RAIL: 2.43%
      170,000   NORFOLK SOUTHERN CORPORATION                                                                  9,565,900
      274,160   RYDER SYSTEM INCORPORATED                                                                    11,972,567
                                                                                                             21,538,467
                                                                                                        ---------------
TRADING COMPANIES & DISTRIBUTORS: 1.28%
      402,000   GATX CORPORATION<<                                                                           11,360,520
                                                                                                        ---------------
INFORMATION TECHNOLOGY: 20.06%
COMMUNICATIONS EQUIPMENT: 2.18%
    2,046,000   BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                                 10,127,700
      451,000   COMMSCOPE INCORPORATED+                                                                       9,173,340
                                                                                                             19,301,040
                                                                                                        ---------------
COMPUTERS & PERIPHERALS: 1.18%
      364,877   DIEBOLD INCORPORATED<<                                                                       10,442,780
                                                                                                        ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS: 1.19%
      370,000   TRIMBLE NAVIGATION LIMITED+                                                                  10,496,900
                                                                                                        ---------------
INTERNET SOFTWARE & SERVICES: 1.94%
      406,000   GSI COMMERCE INCORPORATED<<+                                                                  9,143,120
      431,768   RACKSPACE HOSTING INCORPORATED<<+                                                             8,074,062
                                                                                                             17,217,182
                                                                                                        ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

WELLS FARGO ADVANTAGE COMMON STOCK FUND

    SHARES      SECURITY NAME                                                                                VALUE
-------------   -------------------------------------------------------------------------------------   ---------------
IT SERVICES: 5.80%
      187,000   ALLIANCE DATA SYSTEMS CORPORATION<<+                                                    $    10,748,760
      346,000   AMDOCS LIMITED+                                                                               9,456,180
      177,000   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                           9,657,120
      347,100   GLOBAL PAYMENTS INCORPORATED                                                                 13,096,083
      365,000   NEUSTAR INCORPORATED CLASS A+                                                                 8,478,950
                                                                                                             51,437,093
                                                                                                        ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 4.12%
    2,240,000   INTEGRATED DEVICE TECHNOLOGY INCORPORATED+                                                   13,014,400
    1,542,000   PMC-SIERRA INCORPORATED+                                                                     12,490,200
      395,000   XILINX INCORPORATED<<                                                                        11,028,400
                                                                                                             36,533,000
                                                                                                        ---------------
SOFTWARE: 3.65%
      925,000   ACTIVISION BLIZZARD INCORPORATED                                                             10,989,000
      770,000   NUANCE COMMUNICATIONS INCORPORATED<<+                                                        12,712,700
      269,000   RED HAT INCORPORATED+                                                                         8,648,350
                                                                                                             32,350,050
                                                                                                        ---------------
MATERIALS: 7.30%
CHEMICALS: 2.45%
      250,000  INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                               11,345,000
      425,800  NALCO HOLDING COMPANY<<                                                                       10,385,262
                                                                                                             21,730,262
                                                                                                        ---------------
CONTAINERS & PACKAGING: 2.70%
      451,000  CROWN HOLDINGS INCORPORATED+                                                                  12,551,330
      474,000  PACKAGING CORPORATION OF AMERICA                                                              11,376,000
                                                                                                             23,927,330
                                                                                                        ---------------
METALS & MINING: 2.15%
      554,300  KINROSS GOLD CORPORATION                                                                       9,084,977
      696,000  STEEL DYNAMICS INCORPORATED                                                                    9,966,720
                                                                                                             19,051,697
                                                                                                        ---------------
TELECOMMUNICATION SERVICES: 2.53%
DIVERSIFIED TELECOMMUNICATION SERVICES: 1.17%
      547,000  TIME WARNER TELECOM INCORPORATED<<+                                                           10,349,240
                                                                                                        ---------------
WIRELESS TELECOMMUNICATION SERVICES: 1.36%
      540,400  SYNIVERSE HOLDINGS INCORPORATED<<+                                                            12,067,132
                                                                                                        ---------------
TOTAL COMMON STOCKS (COST $683,240,598)                                                                     852,472,339
                                                                                                        ---------------

  PRINCIPAL                                                             INTEREST RATE   MATURITY DATE
-------------                                                           -------------   -------------
SHORT-TERM INVESTMENTS: 26.11%
CORPORATE BONDS & NOTES: 0.65%
$   5,112,950   GRYPHON FUNDING LIMITED(V)(A)(I)                                0.00%     08/05/2011          2,035,977
    6,633,826   VFNC CORPORATION(V)+++/-(I)                                     0.33      09/29/2011          3,714,943
                                                                                                              5,750,920
                                                                                                        ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

WELLS FARGO ADVANTAGE COMMON STOCK FUND

    SHARES                                                                  YIELD                            VALUE
-------------                                                           -------------                   ---------------
SHORT-TERM INVESTMENTS (CONTINUED)
INVESTMENT COMPANIES: 25.46%
   23,696,415   WELLS FARGO ADVANTAGE MONEY MARKET TRUST(L)(U)                 0.31%                    $    23,696,414
  201,968,040   WELLS FARGO SECURITIES LENDING CASH INVESTMENTS
                LLC(V)(L)(U)                                                   0.34                         201,968,040
                                                                                                            225,664,454
                                                                                                        ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $229,906,672)                                                            231,415,374
                                                                                                        ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $913,147,270)*                                           122.30%                                    1,083,887,713

OTHER ASSETS AND LIABILITIES, NET                              (22.30)                                     (197,656,509)
                                                               ------                                   ---------------
TOTAL NET ASSETS                                               100.00%                                  $   886,231,204
                                                               ------                                   ---------------

(V) SECURITY REPRESENTS INVESTMENT OF CASH COLLATERAL RECEIVED FROM SECURITIES ON LOAN.

(L)  INVESTMENT IN AN AFFILIATE.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+    NON-INCOME EARNING SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)  ILLIQUID SECURITY.

(U)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $927,997,472 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $202,666,441
GROSS UNREALIZED DEPRECIATION    (46,776,200)
                                ------------
NET UNREALIZED APPRECIATION     $155,890,241

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

DISCOVERY FUND

    SHARES      SECURITY NAME                                                                                VALUE
-------------   -------------------------------------------------------------------------------------   ---------------
COMMON STOCKS: 96.83%
CONSUMER DISCRETIONARY: 25.47%
AUTO COMPONENTS: 4.76%
      250,700   BORGWARNER INCORPORATED+                                                                $    10,995,702
      303,350   TRW AUTOMOTIVE HOLDINGS CORPORATION+                                                         10,644,552
                                                                                                             21,640,254
                                                                                                        ---------------
HOTELS, RESTAURANTS & LEISURE: 2.42%
       95,300   CTRIP.COM INTERNATIONAL LIMITED ADR+                                                          3,836,778
       91,700   PANERA BREAD COMPANY+<<                                                                       7,171,857
                                                                                                             11,008,635
                                                                                                        ---------------
HOUSEHOLD DURABLES: 1.29%
       70,400   WHIRLPOOL CORPORATION                                                                         5,864,320
                                                                                                        ---------------
INTERNET & CATALOG RETAIL: 1.88%
       38,000   PRICELINE.COM INCORPORATED+                                                                   8,527,200
                                                                                                        ---------------
MEDIA: 3.48%
      192,000   SCRIPPS NETWORKS INTERACTIVE INCORPORATED                                                     8,184,960
      354,000   VIRGIN MEDIA INCORPORATED<<                                                                   7,621,620
                                                                                                             15,806,580
                                                                                                        ---------------
MULTILINE RETAIL: 1.26%
      167,100   BIG LOTS INCORPORATED+                                                                        5,733,201
                                                                                                        ---------------
SPECIALTY RETAIL: 10.38%
      224,000   DICK'S SPORTING GOODS INCORPORATED+<<                                                         5,893,440
      146,500   GENESCO INCORPORATED+                                                                         3,997,985
      241,000   GUESS? INCORPORATED                                                                           8,603,700
      272,655   HHGREGG INCORPORATED+<<                                                                       5,532,170
      113,800   J.CREW GROUP INCORPORATED+<<                                                                  4,054,694
      168,500   JO ANN STORES INCORPORATED+<<                                                                 7,058,465
      310,125   PENSKE AUTO GROUP INCORPORATED+<<                                                             4,341,750
      240,300   URBAN OUTFITTERS INCORPORATED+<<                                                              7,728,048
                                                                                                             47,210,252
                                                                                                        ---------------
CONSUMER STAPLES: 1.67%
FOOD & STAPLES RETAILING: 1.67%
      166,400   BJ'S WHOLESALE CLUB INCORPORATED+<<                                                           7,579,520
                                                                                                        ---------------
ENERGY: 6.08%
OIL, GAS, & CONSUMABLE FUELS: 6.08%
      226,600   CONCHO RESOURCES INCORPORATED+                                                               13,591,468
      161,900   PIONEER NATURAL RESOURCES COMPANY                                                             9,377,248

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

DISCOVERY FUND

    SHARES      SECURITY NAME                                                                                VALUE
-------------   -------------------------------------------------------------------------------------   ---------------
      181,159   SWIFT ENERGY COMPANY+                                                                   $     4,697,453
                                                                                                             27,666,169
                                                                                                        ---------------
FINANCIALS: 5.77%
COMMERCIAL BANKS: 3.73%
      344,100   FIFTH THIRD BANCORP                                                                           4,373,511
      254,940   HOME BANCSHARES INCORPORATED                                                                  6,126,208
      207,600   WINTRUST FINANCIAL CORPORATION                                                                6,460,512
                                                                                                             16,960,231
                                                                                                        ---------------
INSURANCE: 2.04%
      215,100   ASPEN INSURANCE HOLDINGS LIMITED                                                              5,882,985
       87,428   ENDURANCE SPECIALTY HOLDINGS LIMITED                                                          3,373,847
                                                                                                              9,256,832
                                                                                                        ---------------
HEALTH CARE: 8.67%
BIOTECHNOLOGY: 3.01%
      176,200   ALEXION PHARMACEUTICALS INCORPORATED+                                                         9,578,232
      152,900   PHARMASSET INCORPORATED+                                                                      4,129,829
                                                                                                             13,708,061
                                                                                                        ---------------
HEALTH CARE EQUIPMENT & SUPPLIES: 0.96%
      281,871   DYNAVOX INCORPORATED CLASS A+                                                                 4,369,001
                                                                                                        ---------------
HEALTH CARE PROVIDERS & SERVICES: 3.40%
      139,600   AMERISOURCEBERGEN CORPORATION                                                                 4,183,812
       60,780   DAVITA INCORPORATED+                                                                          3,483,910
      173,758   EMERGENCY MEDICAL SERVICES CORPORATION+                                                       7,773,933
                                                                                                             15,441,655
                                                                                                        ---------------
LIFE SCIENCES TOOLS & SERVICES: 1.30%
      448,600   BRUKER BIOSCIENCES CORPORATION+                                                               5,908,062
                                                                                                        ---------------
INDUSTRIALS: 14.09%
AEROSPACE & DEFENSE: 1.35%
      178,481   GEOEYE INCORPORATED+                                                                          6,161,164
                                                                                                        ---------------
AIR FREIGHT & LOGISTICS: 2.24%
      174,600   ATLAS AIR WORLDWIDE HOLDINGS INCORPORATED+                                                   10,210,608
                                                                                                        ---------------
AIRLINES: 2.76%
      283,000   DELTA AIR LINES INCORPORATED+                                                                 3,362,040
      387,500   UAL CORPORATION+<<                                                                            9,199,250
                                                                                                             12,561,290
                                                                                                        ---------------
MACHINERY: 2.38%
      263,800   KENNAMETAL INCORPORATED                                                                       7,225,482
       57,600   PARKER HANNIFIN CORPORATION                                                                   3,578,112
                                                                                                             10,803,594
                                                                                                        ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

DISCOVERY FUND

    SHARES      SECURITY NAME                                                                                VALUE
-------------   -------------------------------------------------------------------------------------   ---------------
ROAD & RAIL: 5.36%
      417,200   AVIS BUDGET GROUP INCORPORATED+<<                                                       $     5,148,248
      106,300   DOLLAR THRIFTY AUTOMOTIVE GROUP INCORPORATED                                                  5,301,181
      198,896   J.B. HUNT TRANSPORT SERVICES INCORPORATED                                                     7,058,819
      297,200   WERNER ENTERPRISES INCORPORATED<<                                                             6,844,516
                                                                                                             24,352,764
                                                                                                        ---------------
INFORMATION TECHNOLOGY: 27.57%
COMMUNICATIONS EQUIPMENT: 3.27%
      273,700   COMMSCOPE INCORPORATED+                                                                       5,567,058
      106,100   F5 NETWORKS INCORPORATED+                                                                     9,318,763
                                                                                                             14,885,821
                                                                                                        ---------------
COMPUTERS & PERIPHERALS: 2.35%
      370,800   ISILON SYSTEMS INCORPORATED+<<                                                                6,503,832
      269,423   NETEZZA CORPORATION+<<                                                                        4,176,057
                                                                                                             10,679,889
                                                                                                        ---------------
INTERNET SOFTWARE & SERVICES: 3.04%
      147,983   EQUINIX INCORPORATED+<<                                                                      13,837,890
                                                                                                        ---------------
IT SERVICES: 5.57%
      120,200   ALLIANCE DATA SYSTEMS CORPORATION+<<                                                          6,909,096
      284,400   GARTNER INCORPORATED+                                                                         7,158,348
      217,900   GENPACT LIMITED+<<                                                                            3,283,753
      723,262   SAPIENT CORPORATION                                                                           7,955,882
                                                                                                             25,307,079
                                                                                                        ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 6.61%
      103,800   CREE INCORPORATED+<<                                                                          7,353,192
      331,900   NETLOGIC MICROSYSTEMS INCORPORATED+<<                                                         9,810,964
      707,400   PMC-SIERRA INCORPORATED+                                                                      5,729,940
      237,100   RUBICON TECHNOLOGY INCORPORATED+<<                                                            7,172,275
                                                                                                             30,066,371
                                                                                                        ---------------
SOFTWARE: 6.73%
      152,900   ANSYS INCORPORATED+                                                                           6,872,855
      171,036   ASIAINFO HOLDINGS INCORPORATED+<<                                                             3,489,134
      164,646   LONGTOP FINANCIAL TECHNOLOGIES LIMITED ADR+<<                                                 5,487,651
      266,200   RED HAT INCORPORATED+                                                                         8,558,330
      303,550   SUCCESSFACTORS INCORPORATED+<<                                                                6,165,101
                                                                                                             30,573,071
                                                                                                        ---------------
MATERIALS: 2.69%
CHEMICALS: 1.67%
      241,419   VALSPAR CORPORATION                                                                           7,582,971
                                                                                                        ---------------
CONTAINERS & PACKAGING: 1.02%
      155,000   BEMIS COMPANY INCORPORATED                                                                    4,643,800
                                                                                                        ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

DISCOVERY FUND

    SHARES      SECURITY NAME                                                                                VALUE
-------------   -------------------------------------------------------------------------------------   ---------------
TELECOMMUNICATION SERVICES: 4.82%
DIVERSIFIED TELECOMMUNICATION SERVICES: 1.62%
      713,450   IRADIUM COMMUNICATIONS INCORPORATED+<<                                                  $     7,355,670
                                                                                                        ---------------
WIRELESS TELECOMMUNICATION SERVICES: 3.20%
      402,900   SBA COMMUNICATIONS CORPORATION CLASS A+<<                                                    14,576,922
                                                                                                        ---------------
TOTAL COMMON STOCKS (COST $363,039,812)                                                                     440,278,877
                                                                                                        ---------------

  PRINCIPAL                                                             INTEREST RATE   MATURITY DATE
-------------                                                           -------------   -------------
SHORT-TERM INVESTMENTS: 28.97%
CORPORATE BONDS & NOTES: 0.51%
    2,080,264   GRYPHON FUNDING LIMITED(V)(A)(I)                                0.00%     08/05/2011            828,361
    2,699,050   VFNC CORPORATION(V)(A)(I)+++/-                                  0.33%     09/29/2011          1,511,468
                                                                                                              2,339,829
                                                                                                        ---------------

                                                                            YIELD
                                                                        -------------
INVESTMENT COMPANIES: 28.46%
   14,295,503   WELLS FARGO ADVANTAGE MONEY MARKET TRUST(L)(U)                  0.31                         14,295,503
  115,111,731   WELLS FARGO SECURITIES LENDING CASH INVESTMENTS
                LLC(V)(L)(U)                                                    0.34                        115,111,731
                                                                                                            129,407,234
                                                                                                        ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $131,133,231)                                                            131,747,063
                                                                                                        ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $494,173,043)*                                           125.80%                                      572,025,940
OTHER ASSETS AND LIABILITIES, NET                              (25.80)                                     (117,321,526)
                                                               ------                                   ---------------
TOTAL NET ASSETS                                               100.00%                                  $   454,704,414
                                                               ------                                   ---------------

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

(V) SECURITY REPRESENTS INVESTMENT OF CASH COLLATERAL RECEIVED FROM SECURITIES ON LOAN.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)  ILLIQUID SECURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

(L)  INVESTMENT IN AN AFFILIATE.

(U)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $497,627,083 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $ 84,374,861
GROSS UNREALIZED DEPRECIATION    (9,976,004)
                                -----------
NET UNREALIZED APPRECIATION     $74,398,857

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

ENTERPRISE FUND

    SHARES      SECURITY NAME                                                                                VALUE
-------------   -------------------------------------------------------------------------------------   ---------------
COMMON STOCKS: 99.81%
CONSUMER DISCRETIONARY: 27.30%
AUTO COMPONENTS: 4.74%
      126,200   BORGWARNER INCORPORATED+<<                                                              $     5,535,132
      177,500   TRW AUTOMOTIVE HOLDINGS CORPORATION+                                                          6,228,475
                                                                                                             11,763,607
                                                                                                        ---------------
HOTELS, RESTAURANTS & LEISURE: 4.64%
       95,100   LAS VEGAS SANDS CORPORATION+<<                                                                2,554,386
      152,100   MARRIOTT INTERNATIONAL INCORPORATED CLASS A<<                                                 5,157,711
       48,400   PANERA BREAD COMPANY+<<                                                                       3,785,364
                                                                                                             11,497,461
                                                                                                        ---------------
HOUSEHOLD DURABLES: 1.29%
       38,500   WHIRLPOOL CORPORATION                                                                         3,207,050
                                                                                                        ---------------
INTERNET & CATALOG RETAIL: 2.00%
       22,100   PRICELINE.COM INCORPORATED+                                                                   4,959,240
                                                                                                        ---------------
MEDIA: 2.65%
      107,300   SCRIPPS NETWORKS INTERACTIVE INCORPORATED                                                     4,574,199
       92,400   VIRGIN MEDIA INCORPORATED                                                                     1,989,372
                                                                                                              6,563,571
                                                                                                        ---------------
MULTILINE RETAIL: 3.54%
       92,040   BIG LOTS INCORPORATED+<<                                                                      3,157,892
       61,400   KOHL'S CORPORATION+                                                                           2,928,166
      144,500   MACY'S INCORPORATED                                                                           2,694,925
                                                                                                              8,780,983
                                                                                                        ---------------
SPECIALTY RETAIL: 6.65%
      110,100   DICK'S SPORTING GOODS INCORPORATED+<<                                                         2,896,731
      120,485   GUESS? INCORPORATED                                                                           4,301,315
       66,800   J.CREW GROUP INCORPORATED+<<                                                                  2,380,084
       84,400   TJX COMPANIES INCORPORATED                                                                    3,504,288
      106,315   URBAN OUTFITTERS INCORPORATED+                                                                3,419,090
                                                                                                             16,501,508
                                                                                                        ---------------
TEXTILES, APPAREL & LUXURY GOODS: 1.79%
      119,800   COACH INCORPORATED                                                                            4,429,006
                                                                                                        ---------------
CONSUMER STAPLES: 2.89%
FOOD & STAPLES RETAILING: 1.29%
       70,480   BJ'S WHOLESALE CLUB INCORPORATED+                                                             3,210,364
                                                                                                        ---------------
PERSONAL PRODUCTS: 1.60%
       63,728   ESTEE LAUDER COMPANIES INCORPORATED CLASS A<<                                                 3,967,068
                                                                                                        ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

ENTERPRISE FUND

    SHARES      SECURITY NAME                                                                                VALUE
-------------   -------------------------------------------------------------------------------------   ---------------
ENERGY: 6.70%
OIL, GAS & CONSUMABLE FUELS: 6.70%
       80,900   CONCHO RESOURCES INCORPORATED+                                                          $     4,852,382
       63,700   NEWFIELD EXPLORATION COMPANY+                                                                 3,405,402
       83,100   PIONEER NATURAL RESOURCES COMPANY                                                             4,813,152
      136,717   SWIFT ENERGY COMPANY+                                                                         3,545,072
                                                                                                             16,616,008
                                                                                                        ---------------
FINANCIALS: 5.82%
CAPITAL MARKETS: 3.62%
      189,465   INVESCO LIMITED                                                                               3,702,146
      109,200   T. ROWE PRICE GROUP INCORPORATED<<                                                            5,266,716
                                                                                                              8,968,862
                                                                                                        ---------------
COMMERCIAL BANKS: 1.04%
      203,800   FIFTH THIRD BANCORP                                                                           2,590,298
                                                                                                        ---------------
CONSUMER FINANCE: 1.16%
      188,200   DISCOVER FINANCIAL SERVICES                                                                   2,873,814
                                                                                                        ---------------
HEALTH CARE: 10.55%
BIOTECHNOLOGY: 2.17%
       99,000   ALEXION PHARMACEUTICALS INCORPORATED+                                                         5,381,640
                                                                                                        ---------------
HEALTH CARE EQUIPMENT & SUPPLIES: 1.90%
       90,280   HOSPIRA INCORPORATED+                                                                         4,703,588
                                                                                                        ---------------
HEALTH CARE PROVIDERS & SERVICES: 6.48%
      195,500   AMERISOURCEBERGEN CORPORATION                                                                 5,859,135
       39,006   DAVITA INCORPORATED+                                                                          2,235,824
       73,156   EMERGENCY MEDICAL SERVICES CORPORATION+<<                                                     3,272,999
       52,800   EXPRESS SCRIPTS INCORPORATED+                                                                 2,385,504
       31,800   LABORATORY CORPORATION OF AMERICA HOLDINGS+                                                   2,320,764
                                                                                                             16,074,226
                                                                                                        ---------------
INDUSTRIALS: 16.88%
AEROSPACE & DEFENSE: 1.89%
       38,400   PRECISION CASTPARTS CORPORATION                                                               4,692,096
                                                                                                        ---------------
AIR FREIGHT & LOGISTICS: 2.04%
       86,400   ATLAS AIR WORLDWIDE HOLDINGS INCORPORATED+                                                    5,052,672
                                                                                                        ---------------
AIRLINES: 1.81%
      377,300   DELTA AIR LINES INCORPORATED+                                                                 4,482,324
                                                                                                        ---------------
ELECTRICAL EQUIPMENT: 1.29%
       59,000   ROCKWELL AUTOMATION INCORPORATED                                                              3,194,850
                                                                                                        ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

ENTERPRISE FUND

    SHARES      SECURITY NAME                                                                                VALUE
-------------   -------------------------------------------------------------------------------------   ---------------
MACHINERY: 5.94%
       58,491   CUMMINS INCORPORATED                                                                    $     4,656,469
       55,665   EATON CORPORATION                                                                             4,367,476
      113,851   KENNAMETAL INCORPORATED                                                                       3,118,379
       41,900   PARKER HANNIFIN CORPORATION                                                                   2,602,828
                                                                                                             14,745,152
                                                                                                        ---------------
ROAD & RAIL: 3.91%
      243,966   AVIS BUDGET GROUP INCORPORATED+<<                                                             3,010,540
      114,508   J.B. HUNT TRANSPORT SERVICES INCORPORATED                                                     4,063,889
      114,400   WERNER ENTERPRISES INCORPORATED<<                                                             2,634,632
                                                                                                              9,709,061
                                                                                                        ---------------
INFORMATION TECHNOLOGY: 22.25%
COMMUNICATIONS EQUIPMENT: 3.02%
      150,200   COMMSCOPE INCORPORATED+                                                                       3,055,068
       50,500   F5 NETWORKS INCORPORATED+                                                                     4,435,415
                                                                                                              7,490,483
                                                                                                        ---------------
COMPUTERS & PERIPHERALS: 1.79%
      104,845   NETAPP INCORPORATED+                                                                          4,434,944
                                                                                                        ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS: 1.78%
      158,100   AGILENT TECHNOLOGIES INCORPORATED+                                                            4,415,733
                                                                                                        ---------------
INTERNET SOFTWARE & SERVICES: 2.90%
       76,864   EQUINIX INCORPORATED+<<                                                                       7,187,553
                                                                                                        ---------------
IT SERVICES: 4.20%
       66,000   ALLIANCE DATA SYSTEMS CORPORATION+<<                                                          3,793,680
       75,700   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                           4,130,192
      226,300   SAPIENT CORPORATION                                                                           2,489,300
                                                                                                             10,413,172
                                                                                                        ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 3.30%
       54,000   CREE INCORPORATED+<<                                                                          3,825,360
      147,800   NETLOGIC MICROSYSTEMS INCORPORATED+<<                                                         4,368,968
                                                                                                              8,194,328
                                                                                                        ---------------
SOFTWARE: 5.26%
       85,600   ANSYS INCORPORATED+                                                                           3,847,720
       93,400   ASIAINFO HOLDINGS INCORPORATED+<<                                                             1,905,360
       67,600   RED HAT INCORPORATED+                                                                         2,160,590
       51,900   SALESFORCE.COM INCORPORATED+                                                                  5,135,505
                                                                                                             13,049,175
                                                                                                        ---------------
MATERIALS: 3.45%
CHEMICALS: 3.45%
       88,000  ECOLAB INCORPORATED                                                                            4,304,080

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

ENTERPRISE FUND

    SHARES      SECURITY NAME                                                                                VALUE
-------------   -------------------------------------------------------------------------------------   ---------------
CHEMICALS (CONTINUED)
      135,341   VALSPAR CORPORATION                                                                     $     4,251,061
                                                                                                              8,555,141
                                                                                                        ---------------
TELECOMMUNICATION SERVICES: 3.97%
WIRELESS TELECOMMUNICATION SERVICES: 3.97%
      123,164   AMERICAN TOWER CORPORATION CLASS A+                                                           5,695,103
      114,900   SBA COMMUNICATIONS CORPORATION CLASS A+<<                                                     4,157,082
                                                                                                              9,852,185
                                                                                                        ---------------
TOTAL COMMON STOCKS (COST $224,853,005)                                                                     247,557,163
                                                                                                        ---------------
SHORT-TERM INVESTMENTS: 22.74%

  PRINCIPAL                                                             INTEREST RATE   MATURITY DATE
-------------   -----------------------------------------------------   -------------   -------------
CORPORATE BONDS & NOTES: 0.93%
$   2,045,339   GRYPHON FUNDING LIMITED(A)(I)(V)                                0.00%      08/05/2011           814,454
    2,653,737   VFNC FUNDING LIMITED+++/-(A)(I)(V)                              0.33       09/29/2011         1,486,093

                                                                                                              2,300,547

    SHARES                                                                  YIELD
-------------                                                           -------------
INVESTMENT COMPANIES: 21.81%
      783,175   WELLS FARGO ADVANTAGE MONEY MARKET
                TRUST(L)(U)                                                     0.31                            783,175
   53,330,038   WELLS FARGO SECURITIES LENDING CASH
                INVESTMENTS, LLC(L)(U)(V)                                       0.34                         53,330,038
                                                                                                             54,113,213
                                                                                                        ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $55,810,233)                                                              56,413,760
                                                                                                        ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $280,663,238)*                                           122.55%                                  $   303,970,923
OTHER ASSETS AND LIABILITIES, NET                              (22.55)                                      (55,940,103)
                                                               ------                                   ---------------
TOTAL NET ASSETS                                               100.00%                                  $   248,030,820
                                                               ------                                   ---------------

(L)  INVESTMENT IN AN AFFILIATE.

(U)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)  ILLIQUID SECURITY.

(V) SECURITY REPRESENTS INVESTMENT OF CASH COLLATERAL RECEIVED FROM SECURITIES ON LOAN

* COST FOR FEDERAL INCOME TAX PURPOSES IS $280,727,744 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $30,215,674
GROSS UNREALIZED DEPRECIATION    (6,972,495)
                                -----------
NET UNREALIZED APPRECIATION     $23,243,179

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

INTRINSIC SMALL CAP VALUE FUND (FORMERLY SMALL CAP DISCIPLINED FUND)

    SHARES      SECURITY NAME                                                                                VALUE
-------------   -------------------------------------------------------------------------------------   ---------------
COMMON STOCKS: 95.53%
CONSUMER DISCRETIONARY: 15.81%
AUTOMOBILES: 1.68%
      143,500   THOR INDUSTRIES INCORPORATED                                                            $     3,995,040
                                                                                                        ---------------
HOTELS, RESTAURANTS & LEISURE: 3.60%
      275,000   BURGER KING HOLDINGS INCORPORATED                                                             4,752,000
      150,000   PAPA JOHNS INTERNATIONAL INCORPORATED+                                                        3,799,500
                                                                                                              8,551,500
                                                                                                        ---------------
HOUSEHOLD DURABLES: 2.52%
      165,000   ETHAN ALLEN INTERIORS INCORPORATED                                                            2,531,100
      119,000   MDC HOLDINGS INCORPORATED                                                                     3,465,280
                                                                                                              5,996,380
                                                                                                        ---------------
LEISURE EQUIPMENT & PRODUCTS: 1.60%
      230,000   RC2 CORPORATION+                                                                              3,806,500
                                                                                                        ---------------
SPECIALTY RETAIL: 4.93%
      157,000   GROUP 1 AUTOMOTIVE INCORPORATED+                                                              4,352,040
       97,500   GYMBOREE CORPORATION+                                                                         4,221,750
      219,500   OFFICEMAX INCORPORATED+                                                                       3,136,655
                                                                                                             11,710,445
                                                                                                        ---------------
TEXTILES, APPAREL & LUXURY GOODS: 1.48%
      215,500   VOLCOM INCORPORATED+                                                                          3,506,185
                                                                                                        ---------------
CONSUMER STAPLES: 4.41%
FOOD PRODUCTS: 4.41%
      144,500   FLOWERS FOODS INCORPORATED                                                                    3,501,235
       61,000   J & J SNACK FOODS CORPORATION                                                                 2,544,310
       76,000   RALCORP HOLDINGS INCORPORATED+                                                                4,438,400
                                                                                                             10,483,945
                                                                                                        ---------------
ENERGY: 2.42%
ENERGY EQUIPMENT & SERVICES: 2.42%
       58,000   OCEANEERING INTERNATIONAL INCORPORATED+                                                       2,869,840
      276,500   TETRA TECHNOLOGIES INCORPORATED+                                                              2,881,130
                                                                                                              5,750,970
                                                                                                        ---------------
FINANCIALS: 15.09%
CAPITAL MARKETS: 1.61%
      143,000   RAYMOND JAMES FINANCIAL INCORPORATED                                                          3,815,240
                                                                                                        ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

INTRINSIC SMALL CAP VALUE FUND (FORMERLY SMALL CAP DISCIPLINED FUND)

    SHARES      SECURITY NAME                                                                                VALUE
-------------   -------------------------------------------------------------------------------------   ---------------
COMMERCIAL BANKS: 9.65%
      346,000   ASSOCIATED BANC-CORPORATION                                                             $     4,702,140
      547,000   CATHAY GENERAL BANCORPORATION                                                                 6,432,720
      460,000   CVB FINANCIAL CORPORATION                                                                     4,682,800
      559,000   STERLING BANCSHARES INCORPORATED                                                              2,901,210
      190,000   ZIONS BANCORP                                                                                 4,216,100
                                                                                                             22,934,970
                                                                                                        ---------------
DIVERSIFIED FINANCIAL SERVICES: 0.17%
       91,697   ASSET ACCEPTANCE CAPITAL CORPORATION+                                                           411,720
                                                                                                        ---------------
INSURANCE: 3.66%
      262,500   HORACE MANN EDUCATORS CORPORATION                                                             4,415,250
      275,000   SELECTIVE INSURANCE GROUP INCORPORATED                                                        4,279,000
                                                                                                              8,694,250
                                                                                                        ---------------
HEALTH CARE: 12.84%
HEALTH CARE EQUIPMENT & SUPPLIES: 2.47%
       55,109   ICU MEDICAL INCORPORATED+                                                                     2,050,606
      120,000   STERIS CORPORATION                                                                            3,814,800
                                                                                                              5,865,406
                                                                                                        ---------------

HEALTH CARE PROVIDERS & SERVICES: 4.87%
      107,000   AMEDISYS INCORPORATED+                                                                        2,810,890
      525,000   AMN HEALTHCARE SERVICES INCORPORATED+                                                         3,160,500
       54,600   CHEMED CORPORATION                                                                            2,889,432
      246,250   HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A+                                           1,763,150
    1,566,048   HOOPER HOLMES INCORPORATED+                                                                     939,629
                                                                                                             11,563,601
                                                                                                        ---------------
LIFE SCIENCES TOOLS & SERVICES: 5.50%
       46,200   BIO-RAD LABORATORIES INCORPORATED+                                                            4,102,560
      110,000   CHARLES RIVER LABORATORIES INTERNATIONAL INCORPORATED+                                        3,418,800
      143,000   COVANCE INCORPORATED+                                                                         5,542,680
                                                                                                             13,064,040
                                                                                                        ---------------
INDUSTRIALS: 20.45%
AIR FREIGHT & LOGISTICS: 1.86%
      152,500   FORWARD AIR CORPORATION                                                                       4,428,600
                                                                                                        ---------------
COMMERCIAL SERVICES & SUPPLIES: 12.84%
       65,500   ATC TECHNOLOGY CORPORATION+                                                                   1,570,690
      169,500   COPART INCORPORATED+                                                                          6,176,580
      145,500   FTI CONSULTING INCORPORATED+                                                                  5,143,425
       86,500   HEIDRICK & STRUGGLES INTERNATIONAL INCORPORATED                                               1,738,650
      184,000   KAR AUCTION SERVICES INCORPORATED+                                                            2,329,440
      289,500   RESOURCES CONNECTION INCORPORATED                                                             3,760,605
      208,500   SCHAWK INCORPPRATED                                                                           3,092,055
      186,000   SCHOOL SPECIALTY INCORPORATED+                                                                3,565,620

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

INTRINSIC SMALL CAP VALUE FUND (FORMERLY SMALL CAP DISCIPLINED FUND)

    SHARES      SECURITY NAME                                                                                VALUE
-------------   -------------------------------------------------------------------------------------   ---------------
COMMERCIAL SERVICES & SUPPLIES (CONTINUED)
       57,500   UNITED STATIONERS INCORPORATED+                                                         $     3,113,625
                                                                                                             30,490,690
                                                                                                        ---------------
CONSTRUCTION & ENGINEERING: 1.60%
      405,000   PIKE ELECTRIC CORPORATION+                                                                    3,802,950
                                                                                                        ---------------
ELECTRICAL EQUIPMENT: 1.08%
       58,000   AMETEK INCORPORATED                                                                           2,567,660
                                                                                                        ---------------
MACHINERY: 1.62%
       86,000   WABTEC CORPORATION                                                                            3,836,460
                                                                                                        ---------------
ROAD & RAIL: 1.45%
       85,000   LANDSTAR SYSTEM INCORPORATED                                                                  3,445,900
                                                                                                        ---------------
INFORMATION TECHNOLOGY: 18.04%
COMMUNICATIONS EQUIPMENT: 4.05%
      685,000   BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                                  3,390,750
      208,000   PLANTRONICS INCORPORATED                                                                      6,233,760
                                                                                                              9,624,510
                                                                                                        ---------------
COMPUTERS & PERIPHERALS: 3.48%
      329,000   AVID TECHNOLOGY INCORPORATED+                                                                 4,253,970
      377,500   ELECTRONICS FOR IMAGING INCORPORATED+                                                         4,020,375
                                                                                                              8,274,345
                                                                                                        ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS: 2.00%
      327,000   JABIL CIRCUIT INCORPORATED                                                                    4,744,770
                                                                                                        ---------------
INTERNET SOFTWARE & SERVICES: 1.64%
      249,500   DEALERTRACK HOLDINGS INCORPORATED+                                                            3,894,695
                                                                                                        ---------------
IT SERVICES: 1.62%
      176,000   VERIFONE HOLDINGS INCORPORATED+                                                               3,850,880
                                                                                                        ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 5.25%
      190,000    ATMI INCORPORATED+                                                                           2,819,600
    1,095,000    ENTEGRIS INCORPORATED+                                                                       5,047,950
      163,000    VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+                                      4,606,380
                                                                                                             12,473,930
                                                                                                        ---------------
MATERIALS: 1.72%
PAPER & FOREST PRODUCTS: 1.72%
      263,000   GLATFELTER                                                                                    3,006,090
       60,200   NEENAH PAPER INCORPORATED                                                                     1,079,988
                                                                                                              4,086,078
                                                                                                        ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

INTRINSIC SMALL CAP VALUE FUND (FORMERLY SMALL CAP DISCIPLINED FUND)

    SHARES      SECURITY NAME                                                                                VALUE
-------------   -------------------------------------------------------------------------------------   ---------------
TELECOMMUNICATION SERVICES: 1.72%
DIVERSIFIED TELECOMMUNICATION SERVICES: 1.72%
      481,293   GENERAL COMMUNICATION INCORPORATED CLASS A+                                             $     4,081,365
UTILITIES: 3.03%
ELECTRIC UTILITIES: 3.03%
      149,500   EL PASO ELECTRIC COMPANY+                                                                     3,214,250
      167,000   WESTAR ENERGY INCORPORATED                                                                    3,987,959
                                                                                                              7,202,209
                                                                                                        ---------------
TOTAL COMMON STOCKS (COST $237,615,554)                                                                     226,955,234
                                                                                                        ---------------

SHORT-TERM INVESTMENTS: 6.64%

  PRINCIPAL                                                             INTEREST RATE   MATURITY DATE
-------------                                                           -------------   -------------
CORPORATE BONDS & NOTES: 0.47%
$     987,275   GRYPHON FUNDING LIMITED(V)(A)(I)                               0.00%       08/05/2011          393,133
    1,280,946   VFNC CORPORATION(V)+++/-(A)(I)                                 0.33        09/29/2011          717,330
                                                                                                              1,110,463
                                                                                                        ---------------

   SHARES                                                                   YIELD
-------------                                                           -------------
INVESTMENT COMPANIES: 6.17%
   14,170,130   WELLS FARGO ADVANTAGE MONEY MARKET
                TRUST(L)(U)                                                    0.31                          14,170,130
      488,657   WELLS FARGO SECURITIES LENDING CASH
                INVESTMENT LLC(V)(L)(U)                                        0.34                             488,657
                                                                                                             14,658,787
                                                                                                        ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $15,477,930)                                                              15,769,250
                                                                                                        ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $253,093,484)*                                           102.17%                                  $   242,724,484
OTHER ASSETS AND LIABILITIES, NET                               (2.17)                                       (5,166,334)
                                                               ------                                   ---------------
TOTAL NET ASSETS                                               100.00%                                  $   237,558,150
                                                               ======                                   ===============

(V) SECURITY REPRESENTS INVESTMENT OF CASH COLLATERAL RECEIVED FROM SECURITIES ON LOAN.

(L)  INVESTMENT IN AN AFFILIATE.

+    NON-INCOME EARNING SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)  ILLIQUID SECURITY.

(U)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $253,623,801 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $  6,543,287
GROSS UNREALIZED DEPRECIATION    (17,442,604)
                                -------------
NET UNREALIZED DEPRECIATION     ($10,899,317)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

MID CAP GROWTH FUND (FORMERLY EVERGREEN MID CAP GROWTH FUND)

    SHARES      SECURITY NAME                                                                                VALUE
-------------   -------------------------------------------------------------------------------------   ---------------
COMMON STOCKS: 95.96%
CONSUMER DISCRETIONARY: 24.59%
DISTRIBUTORS: 0.85%
      194,600   LKQ CORPORATION<<+                                                                      $     3,849,188
                                                                                                        ---------------
DIVERSIFIED CONSUMER SERVICES: 2.52%
       98,800   APOLLO GROUP INCORPORATED CLASS A+                                                            4,557,644
      146,900   CAREER EDUCATION CORPORATION<<+                                                               3,588,767
       13,900   STRAYER EDUCATION INCORPORATED<<                                                              3,327,660
                                                                                                             11,474,071
                                                                                                        ---------------
HOTELS, RESTAURANTS & LEISURE: 6.18%
      133,050   HYATT HOTELS CORPORATION CLASS A+                                                             5,203,586
      111,500   MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                   3,780,965
       84,700   PENN NATIONAL GAMING INCORPORATED+                                                            2,319,933
      900,485   SCIENTIFIC GAMES CORPORATION CLASS A<<+                                                       9,536,136
      189,413   WMS INDUSTRIES INCORPORATED+                                                                  7,294,295
                                                                                                             28,134,915
                                                                                                        ---------------
HOUSEHOLD DURABLES: 1.19%
      160,300   LEGGETT & PLATT INCORPORATED                                                                  3,340,652
       24,700   WHIRLPOOL CORPORATION                                                                         2,057,510
                                                                                                              5,398,162
                                                                                                        ---------------
INTERNET & CATALOG RETAIL: 2.50%
      226,500   EXPEDIA INCORPORATED                                                                          5,137,020
       27,800   NETFLIX INCORPORATED<<+                                                                       2,850,890
       15,200   PRICELINE.COM INCORPORATED+                                                                   3,410,880
                                                                                                             11,398,790
                                                                                                        ---------------
LEISURE EQUIPMENT & PRODUCTS: 1.75%
      133,532   POLARIS INDUSTRIES INCORPORATED<<                                                             7,971,860
                                                                                                        ---------------
MEDIA: 3.61%
      474,000   INTERPUBLIC GROUP OF COMPANIES INCORPORATED+                                                  4,332,360
      578,456   LIVE NATION INCORPORATED+                                                                     5,339,149
      377,861   NATIONAL CINEMEDIA INCORPORATED                                                               6,778,826
                                                                                                             16,450,335
                                                                                                        ---------------
SPECIALTY RETAIL: 3.83%
      144,100   AEROPOSTALE INCORPORATED+                                                                     4,096,763
       84,800   BED BATH & BEYOND INCORPORATED+                                                               3,212,224
      148,000   DICK'S SPORTING GOODS INCORPORATED+                                                           3,893,880
      164,100   GAMESTOP CORPORATION CLASS A<<+                                                               3,290,205
       81,800   GUESS? INCORPORATED                                                                           2,920,260
                                                                                                             17,413,332
                                                                                                        ---------------
TEXTILES, APPAREL & LUXURY GOODS: 2.16%
      189,800  PHILLIPS-VAN HEUSEN CORPORATION                                                                9,848,722
                                                                                                        ---------------
ENERGY: 5.08%
OIL, GAS & CONSUMABLE FUELS: 5.08%
       78,500  CONCHO RESOURCES INCORPORATED+                                                                 4,708,430

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

MID CAP GROWTH FUND (FORMERLY EVERGREEN MID CAP GROWTH FUND)

    SHARES      SECURITY NAME                                                                                VALUE
-------------   -------------------------------------------------------------------------------------   ---------------
OIL, GAS & CONSUMABLE FUELS (CONTINUED)
      405,000   PETROHAWK ENERGY CORPORATION+                                                           $     6,386,850
      145,650   RANGE RESOURCES CORPORATION                                                                   5,406,528
       75,357   WHITING PETROLEUM CORPORATION+                                                                6,632,170
                                                                                                             23,133,978
                                                                                                        ---------------
FINANCIALS: 3.59%
CAPITAL MARKETS: 1.07%
      182,100   RAYMOND JAMES FINANCIAL INCORPORATED<<                                                        4,858,428
                                                                                                        ---------------
INSURANCE: 1.80%
       88,600   ALLIED WORLD ASSURANCE HOLDINGS                                                               4,414,052
       86,800   THE HANOVER INSURANCE GROUP INCORPORATED                                                      3,804,444
                                                                                                              8,218,496
                                                                                                        ---------------
REAL ESTATE MANAGEMENT & DEVELOPMENT: 0.72%
      192,430   CB RICHARD ELLIS GROUP INCORPORATED CLASS A<<+                                                3,271,310
                                                                                                        ---------------
HEALTH CARE: 16.42%
BIOTECHNOLOGY: 3.40%
      143,800   ACORDA THERAPEUTICS INCORPORATED<<+                                                           4,650,492
      257,600   ONYX PHARMACEUTICALS INCORPORATED<<+                                                          6,697,600
      122,800   VERTEX PHARMACEUTICALS INCORPORATED<<+                                                        4,133,448
                                                                                                             15,481,540
                                                                                                        ---------------
HEALTH CARE EQUIPMENT & SUPPLIES: 0.79%
       79,700   GEN-PROBE INCORPORATED<<+                                                                     3,584,109
                                                                                                        ---------------
HEALTH CARE PROVIDERS & SERVICES: 1.43%
      208,700   BROOKDALE SENIOR LIVING INCORPORATED<<+                                                       2,959,366
       75,600   HUMANA INCORPORATED+                                                                          3,554,712
                                                                                                              6,514,078
                                                                                                        ---------------
LIFE SCIENCES TOOLS & SERVICES: 0.77%
      180,700   PERKINELMER INCORPORATED                                                                      3,516,422
                                                                                                        ---------------
PHARMACEUTICALS: 10.03%
      148,400   AUXILIUM PHARMACEUTICALS INCORPORATED<<+                                                      3,347,904
      325,300   BIOVAIL CORPORATION<<                                                                         7,120,817
      184,200   FOREST LABORATORIES INCORPORATED+                                                             5,111,550
      293,300   MYLAN LABORATORIES INCORPORATED<<+                                                            5,103,420
       78,500   PERRIGO COMPANY                                                                               4,396,785
      228,800   SHIRE PLC ADR                                                                                15,757,456
      187,300   WARNER CHILCOTT LIMITED<<                                                                     4,794,880
                                                                                                             45,632,812
                                                                                                        ---------------
INDUSTRIALS: 15.15%
AEROSPACE & DEFENSE: 1.48%
      143,400  ITT CORPORATION                                                                                6,757,008
                                                                                                        ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

MID CAP GROWTH FUND (FORMERLY EVERGREEN MID CAP GROWTH FUND)

    SHARES      SECURITY NAME                                                                                VALUE
-------------   -------------------------------------------------------------------------------------   ---------------
AIR FREIGHT & LOGISTICS: 0.59%
      185,300   UTI WORLDWIDE INCORPORATED                                                              $     2,707,233
                                                                                                        ---------------
COMMERCIAL SERVICES & SUPPLIES: 1.76%
      126,400   IHS INCORPORATED CLASS A<<+                                                                   8,002,384
                                                                                                        ---------------
CONSTRUCTION & ENGINEERING: 0.96%
      107,700   URS CORPORATION+                                                                              4,350,003
                                                                                                        ---------------
ELECTRICAL EQUIPMENT: 1.35%
       55,236   ACUITY BRANDS INCORPORATED<<                                                                  2,327,093
       96,200   THOMAS & BETTS CORPORATION+                                                                   3,813,368
                                                                                                              6,140,461
                                                                                                        ---------------
MACHINERY: 5.72%
       74,200   BUCYRUS INTERNATIONAL INCORPORATED CLASS A                                                    4,616,724
      153,202   GARDNER DENVER INCORPORATED<<                                                                 7,778,066
       92,900   INGERSOLL-RAND PLC<<                                                                          3,480,034
       42,800   NAVISTAR INTERNATIONAL CORPORATION+                                                           2,213,188
       61,900   OSHKOSH TRUCK CORPORATION+                                                                    2,128,122
      173,300   TIMKEN COMPANY                                                                                5,826,346
                                                                                                             26,042,480
                                                                                                        ---------------
PROFESSIONAL SERVICES: 1.35%
      127,600   MANPOWER INCORPORATED                                                                         6,122,248
                                                                                                        ---------------
ROAD & RAIL: 0.77%
      296,600   HERTZ GLOBAL HOLDINGS INCORPORATED<<+                                                         3,482,084
                                                                                                        ---------------
TRADING COMPANIES & DISTRIBUTORS: 1.17%
      148,500   WESCO INTERNATIONAL INCORPORATED<<+                                                           5,335,605
                                                                                                        ---------------
INFORMATION TECHNOLOGY: 21.58%
ELECTRONIC EQUIPMENT & INSTRUMENTS: 0.71%
       51,300   DOLBY LABORATORIES INCORPORATED CLASS A+                                                      3,256,011
                                                                                                        ---------------
INTERNET SOFTWARE & SERVICES: 4.79%
       25,300   EQUINIX INCORPORATED<<+                                                                       2,365,803
      609,169   GSI COMMERCE INCORPORATED+                                                                   13,718,486
      173,054   VISTAPRINT NV<<+                                                                              5,719,435
                                                                                                             21,803,724
                                                                                                        ---------------
IT SERVICES: 6.61%
      187,100   ALLIANCE DATA SYSTEMS CORPORATION<<+                                                         10,754,508
       62,300   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                           3,399,088
      388,945   GARTNER INCORPORATED+                                                                         9,789,746
      175,116   WRIGHT EXPRESS CORPORATION+                                                                   6,127,309
                                                                                                             30,070,651
                                                                                                        ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 5.50%
      102,400   ALTERA CORPORATION                                                                            2,838,528
      218,800   MARVELL TECHNOLOGY GROUP LIMITED<<+                                                           3,264,496
      444,546   MICROSEMI CORPORATION+                                                                        7,094,954
    1,184,100   PMC-SIERRA INCORPORATED+                                                                      9,591,210

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

MID CAP GROWTH FUND (FORMERLY EVERGREEN MID CAP GROWTH FUND)

    SHARES      SECURITY NAME                                                                                VALUE
-------------   -------------------------------------------------------------------------------------   ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (CONTINUED)
      210,400   TERADYNE INCORPORATED<<+                                                                $     2,263,904
                                                                                                             25,053,092
                                                                                                        ---------------
SOFTWARE: 3.97%
      555,400   ACTIVISION BLIZZARD INCORPORATED                                                              6,598,152
      117,800   MCAFEE INCORPORATED+                                                                          3,899,180
       99,000   MICROS SYSTEMS INCORPORATED<<+                                                                3,542,220
      469,200   TIVO INCORPORATED<<+                                                                          4,025,736
                                                                                                             18,065,288
                                                                                                        ---------------
MATERIALS: 2.78%
CHEMICALS: 2.14%
      132,900   CELANESE CORPORATION CLASS A                                                                  3,733,161
      123,000   ECOLAB INCORPORATED                                                                           6,015,930
                                                                                                              9,749,091
                                                                                                        ---------------
CONTAINERS & PACKAGING: 0.64%
      104,600   OWENS-ILLINOIS INCORPORATED<<+                                                                2,892,190
                                                                                                        ---------------
TELECOMMUNICATION SERVICES: 6.77%
WIRELESS TELECOMMUNICATION SERVICES: 6.77%
      588,000   METROPCS COMMUNICATIONS INCORPORATED<<+                                                       5,262,600
      381,974   NII HOLDINGS INCORPORATED+                                                                   14,308,746
      311,300   SBA COMMUNICATIONS CORPORATION CLASS A<<+                                                    11,262,832
                                                                                                             30,834,178
                                                                                                        ---------------
TOTAL COMMON STOCKS (COST $408,010,108)                                                                     436,814,279
                                                                                                        ---------------

SHORT-TERM INVESTMENTS: 18.12%

  PRINCIPAL                                                             INTEREST RATE   MATURITY DATE
-------------                                                           -------------   -------------
CORPORATE BONDS & NOTES: 0.22%
$     869,146   GRYPHON FUNDING LIMITED(V)(A)(I)                                0.00%     08/05/2011            346,094
    1,127,679   VFNC CORPORATION(V)+++/-(A)(I)                                  0.33      09/29/2011            631,500
                                                                                                                977,594
                                                                                                        ---------------

    SHARES                                                                  YIELD
-------------                                                           -------------
INVESTMENT COMPANIES: 17.90%
   10,959,527   WELLS FARGO ADVANTAGE MONEY MARKET
                TRUST(L)(U)                                                     0.31%                        10,959,527
   70,524,191   WELLS FARGO SECURITIES LENDING CASH
                INVESTMENTS, LLC(V)(L)(U)                                       0.34                         70,524,191
                                                                                                             81,483,718
                                                                                                        ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $82,204,849)                                                              82,461,312
                                                                                                        ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $490,214,957)*                                           114.08%                                      519,275,591
OTHER ASSETS AND LIABILITIES, NET                              (14.08)                                      (64,098,332)
                                                               ------                                   ---------------
TOTAL NET ASSETS                                               100.00%                                  $   455,177,259
                                                               ------                                   ---------------

(V) SECURITY REPRESENTS INVESTMENT OF CASH COLLATERAL RECEIVED FROM SECURITIES ON LOAN.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

MID CAP GROWTH FUND (FORMERLY EVERGREEN MID CAP GROWTH FUND)

(L)  INVESTMENT IN AN AFFILIATE.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+    NON-INCOME EARNING SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)  ILLIQUID SECURITY.

(U)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $490,214,957 AND NET UNREALIZED APPRECIATION CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $ 40,495,481
GROSS UNREALIZED DEPRECIATION    (11,434,847)
                                ------------
NET UNREALIZED APPRECIATION     $ 29,060,634

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

OPPORTUNITY FUND

    SHARES      SECURITY NAME                                                                                VALUE
-------------   -------------------------------------------------------------------------------------   ---------------
COMMON STOCKS: 94.10%
CONSUMER DISCRETIONARY: 20.03%
AUTO COMPONENTS: 1.24%
      550,000   JOHNSON CONTROLS INCORPORATED                                                           $    15,845,500
                                                                                                        ---------------
DIVERSIFIED CONSUMER SERVICES: 1.28%
      354,420   APOLLO GROUP INCORPORATED CLASS A+                                                           16,349,395
                                                                                                        ---------------
HOTELS, RESTAURANTS, & LEISURE: 3.60%
      449,000   CARNIVAL CORPORATION                                                                         15,571,320
      398,900   DARDEN RESTAURANTS INCORPORATED                                                              16,709,921
      908,000   INTERNATIONAL GAME TECHNOLOGY                                                                13,837,920
                                                                                                             46,119,161
                                                                                                        ---------------
INTERNET & CATALOG RETAIL: 1.20%
    1,350,000   LIBERTY MEDIA CORPORATION INTERACTIVE SERIES A+                                              15,282,000
                                                                                                        ---------------
MEDIA: 6.37%
      571,000   CABLEVISION SYSTEMS CORPORATION NEW YORK GROUP CLASS A                                       15,651,110
    1,078,000   COMCAST CORPORATION CLASS A                                                                  19,899,880
      532,599   LIBERTY GLOBAL INCORPORATED SERIES A<<+                                                      15,578,521
      426,000   OMNICOM GROUP INCORPORATED                                                                   15,872,760
      340,650   SCRIPPS NETWORKS INTERACTIVE INCORPORATED                                                    14,521,910
                                                                                                             81,524,181
                                                                                                        ---------------
MULTILINE RETAIL: 3.85%
      358,000   KOHL'S CORPORATION+                                                                          17,073,020
      469,217   NORDSTROM INCORPORATED<<                                                                     15,953,378
      317,000   TARGET CORPORATION                                                                           16,268,440
                                                                                                             49,294,838
                                                                                                        ---------------
SPECIALTY RETAIL: 2.49%
      436,000   BEST BUY COMPANY INCORPORATED<<                                                              15,111,760
      824,000   STAPLES INCORPORATED                                                                         16,751,920
                                                                                                             31,863,680
                                                                                                        ---------------
CONSUMER STAPLES: 3.92%
FOOD & STAPLES RETAILING: 1.36%
      823,000   KROGER COMPANY                                                                               17,431,140
                                                                                                        ---------------
FOOD PRODUCTS: 1.18%
      442,000   GENERAL MILLS INCORPORATED                                                                   15,116,400
                                                                                                        ---------------
HOUSEHOLD PRODUCTS: 1.38%
      266,000   CHURCH & DWIGHT COMPANY INCORPORATED<<                                                       17,627,820
                                                                                                        ---------------
ENERGY: 7.86%
ENERGY EQUIPMENT & SERVICES: 3.71%
      377,000   NATIONAL OILWELL VARCO INCORPORATED                                                          14,763,320
      285,000   TRANSOCEAN LIMITED+                                                                          13,169,848
    1,204,000   WEATHERFORD INTERNATIONAL LIMITED+                                                           19,504,800
                                                                                                             47,437,968
                                                                                                        ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

OPPORTUNITY FUND

    SHARES      SECURITY NAME                                                                                VALUE
-------------   -------------------------------------------------------------------------------------   ---------------
OIL, GAS, & CONSUMABLE FUELS: 4.15%
      169,000   APACHE CORPORATION                                                                      $    16,153,020
      153,000   EOG RESOURCES INCORPORATED                                                                   14,917,500
      170,000   PEABODY ENERGY CORPORATION                                                                    7,675,500
      395,000   SOUTHWESTERN ENERGY COMPANY+                                                                 14,397,750
                                                                                                             53,143,770
                                                                                                        ---------------
FINANCIALS: 12.12%
CAPITAL MARKETS: 2.52%
      616,845   BANK OF NEW YORK MELLON CORPORATION                                                          15,464,304
      857,397   INVESCO LIMITED                                                                              16,753,537
                                                                                                             32,217,841
                                                                                                        ---------------
COMMERCIAL BANKS: 2.10%
      563,850   BRANCH BANKING AND TRUST CORPORATION<<                                                       14,000,396
      227,000   CITY NATIONAL CORPORATION<<                                                                  12,864,090
                                                                                                             26,864,486
                                                                                                        ---------------
INSURANCE: 4.94%
      276,000   ACE LIMITED                                                                                  14,650,080
      335,000   REINSURANCE GROUP OF AMERICA INCORPORATED                                                    16,073,300
      281,906   RENAISSANCERE HOLDINGS LIMITED                                                               16,130,661
      832,314   THE PROGRESSIVE CORPORATION                                                                  16,346,647
                                                                                                             63,200,688
                                                                                                        ---------------
REAL ESTATE INVESTMENT TRUSTS: 1.41%
      205,000   EQUITY RESIDENTIAL<<                                                                          9,399,250
      605,487   HOST HOTELS & RESORTS INCORPORATED                                                            8,682,684
                                                                                                             18,081,934
                                                                                                        ---------------
THRIFTS & MORTGAGE FINANCE: 1.15%
    1,069,000   PEOPLE'S UNITED FINANCIAL INCORPORATED                                                       14,794,960
                                                                                                        ---------------
HEALTH CARE: 8.84%
BIOTECHNOLOGY: 1.07%
      241,539   CEPHALON INCORPORATED<<+                                                                     13,707,338
                                                                                                        ---------------
HEALTH CARE EQUIPMENT & SUPPLIES: 4.41%
      188,000   C.R. BARD INCORPORATED                                                                       14,763,640
      398,000   COVIDIEN LIMITED                                                                             14,853,360
      204,000   RESMED INCORPORATED<<+                                                                       13,400,760
      251,800   ZIMMER HOLDINGS INCORPORATED+                                                                13,342,882
                                                                                                             56,360,642
                                                                                                        ---------------
HEALTH CARE PROVIDERS & SERVICES: 1.15%
    2,060,220   HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A<<+                                        14,751,175
                                                                                                        ---------------
LIFE SCIENCES TOOLS & SERVICES: 2.21%
      278,000   THERMO FISHER SCIENTIFIC INCORPORATED+                                                       12,471,080

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

OPPORTUNITY FUND

    SHARES      SECURITY NAME                                                                                VALUE
-------------   -------------------------------------------------------------------------------------   ---------------
LIFE SCIENCES TOOLS & SERVICES (CONTINUED)
      246,000   WATERS CORPORATION+                                                                     $    15,783,360
                                                                                                             28,254,440
                                                                                                        ---------------
INDUSTRIALS: 12.95%
AEROSPACE & DEFENSE: 1.09%
      245,000   ROCKWELL COLLINS INCORPORATED                                                                14,004,200
                                                                                                        ---------------
BUILDING PRODUCTS: 1.10%
    1,363,000   MASCO CORPORATION                                                                            14,011,640
                                                                                                        ---------------
COMMERCIAL SERVICES & SUPPLIES: 2.57%
      329,247   MANPOWER INCORPORATED<<                                                                      15,797,271
      537,900   REPUBLIC SERVICES INCORPORATED                                                               17,137,494
                                                                                                             32,934,765
                                                                                                        ---------------
CONSTRUCTION & ENGINEERING: 1.13%
      394,000   JACOBS ENGINEERING GROUP INCORPORATED+                                                       14,408,580
                                                                                                        ---------------
ELECTRICAL EQUIPMENT: 2.20%
      342,000   AMETEK INCORPORATED                                                                          15,140,340
      241,000   ROCKWELL AUTOMATION INCORPORATED                                                             13,050,150
                                                                                                             28,190,490
                                                                                                        ---------------
MACHINERY: 3.80%
      352,000   DOVER CORPORATION                                                                            16,885,440
      365,000   ILLINOIS TOOL WORKS INCORPORATED                                                             15,877,500
      414,000   PALL CORPORATION                                                                             15,831,360
                                                                                                             48,594,300
                                                                                                        ---------------
ROAD & RAIL: 1.06%
      383,082   J.B. HUNT TRANSPORT SERVICES INCORPORATED                                                    13,595,580
                                                                                                        ---------------
INFORMATION TECHNOLOGY: 21.62%
COMMUNICATIONS EQUIPMENT: 0.98%
      421,000   POLYCOM INCORPORATED+                                                                        12,495,280
                                                                                                        ---------------
COMPUTERS & PERIPHERALS: 2.38%
    1,145,000   NCR CORPORATION+                                                                             15,686,500
      348,000   NETAPP INCORPORATED<<+                                                                       14,720,400
                                                                                                             30,406,900
                                                                                                        ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS: 1.16%
      333,000   AMPHENOL CORPORATION CLASS A                                                                 14,918,400
                                                                                                        ---------------
INTERNET SOFTWARE & SERVICES: 2.16%
      257,000   AKAMAI TECHNOLOGIES INCORPORATED<<+                                                           9,858,520
      190,000   EQUINIX INCORPORATED<<+                                                                      17,766,900
                                                                                                             27,625,420
                                                                                                        ---------------
IT SERVICES: 6.63%
      623,000   FIDELITY NATIONAL INFORMATION SERVICES INCORPORATED                                          17,861,410
      491,446   GLOBAL PAYMENTS INCORPORATED<<                                                               18,542,258

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

OPPORTUNITY FUND

    SHARES      SECURITY NAME                                                                                VALUE
-------------   -------------------------------------------------------------------------------------   ---------------
IT SERVICES (CONTI NUED)
      303,475   HEWITT ASSOCIATES INCORPORATED CLASS A+                                                 $    14,900,623
       83,083   MASTERCARD INCORPORATED<<                                                                    17,450,753
      992,000   WESTERN UNION COMPANY                                                                        16,100,160
                                                                                                             84,855,204
                                                                                                        ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 4.85%
      541,000   ALTERA CORPORATION<<                                                                         14,996,520
    2,654,000   ARM HOLDINGS PLC                                                                             13,667,962
    1,116,000   MICROSEMI CORPORATION+                                                                       17,811,360
    2,306,000   ON SEMICONDUCTOR CORPORATION<<+                                                              15,565,500
                                                                                                             62,041,342
                                                                                                        ---------------
SOFTWARE: 3.46%
      590,000   AUTODESK INCORPORATED+                                                                       17,428,600
      920,000   ELECTRONIC ARTS INCORPORATED+                                                                14,655,600
      381,000   RED HAT INCORPORATED<<+                                                                      12,249,150
                                                                                                             44,333,350
                                                                                                        ---------------
MATERIALS: 5.52%
CHEMICALS: 1.64%
      241,000   PRAXAIR INCORPORATED                                                                         20,923,620
                                                                                                        ---------------
CONTAINERS & PACKAGING: 2.75%
      680,000   CROWN HOLDINGS INCORPORATED+                                                                 18,924,400
      755,000   SEALED AIR CORPORATION<<                                                                     16,330,650
                                                                                                             35,255,050
                                                                                                        ---------------
METALS & MINING: 1.13%
      139,000   AGNICO-EAGLE MINES LIMITED                                                                    7,749,250
      409,000   KINROSS GOLD CORPORATION                                                                      6,703,510
                                                                                                             14,452,760
                                                                                                        ---------------
TELECOMMUNICATION SERVICES: 1.24%
WIRELESS TELECOMMUNICATION SERVICES: 1.24%
      344,000   AMERICAN TOWER CORPORATION CLASS A+                                                          15,906,560
                                                                                                        ---------------
TOTAL COMMON STOCKS (COST $1,012,889,151)                                                                 1,204,222,798
                                                                                                        ---------------
INVESTMENT COMPANIES: 1.11%
      278,066   VANGUARD REIT ETF<<                                                                          14,167,463
TOTAL INVESTMENT COMPANIES (COST $9,654,627)                                                                 14,167,463
                                                                                                        ---------------

SHORT-TERM INVESTMENTS: 12.33%

  PRINCIPAL                                                             INTEREST RATE   MATURITY DATE
-------------                                                           -------------   -------------
CORPORATE BONDS & NOTES: 0.48%
$   5,464,414   GRYPHON FUNDING Limited(V)(A)(I)                                0.00%      08/05/2011         2,175,930
    7,089,836   VFNC Corporation(V)+++/-(A)(I)                                  0.33       09/29/2011         3,970,308

                                                                                                              6,146,238
                                                                                                        ---------------


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

OPPORTUNITY FUND

    SHARES                                                                  YIELD                            VALUE
-------------                                                           -------------                   ---------------
SHORT-TERM INVESTMENTS (CONTINUED)
INVESTMENT COMPANIES: 11.85%
   25,952,792   WELLS FARGO ADVANTAGE MONEY MARKET
                TRUST(L)(U)                                                     0.31%                   $    25,952,792
  125,654,459   WELLS FARGO SECURITIES LENDING CASH
                INVESTMENTS, LLC(V)(L)(U)                                       0.34                        125,654,459
                                                                                                            151,607,251
                                                                                                        ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $156,141,080)                                                            157,753,489
                                                                                                        ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,178,684,858)*                                         107.54%                                    1,376,143,750
OTHER ASSETS AND LIABILITIES, NET                               (7.54)                                      (96,514,260)
                                                               ------                                   ---------------
TOTAL NET ASSETS                                               100.00%                                  $ 1,279,629,490
                                                               ------                                   ---------------

(V) SECURITY REPRESENTS INVESTMENT OF CASH COLLATERAL RECEIVED FROM SECURITIES ON LOAN.

(L)  INVESTMENT IN AN AFFILIATE.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+    NON-INCOME EARNING SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)  ILLIQUID SECURITY.

(U)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $1,199,567,334 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $264,859,039
GROSS UNREALIZED DEPRECIATION    (88,282,623)
                                ------------
NET UNREALIZED APPRECIATION     $176,576,416

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

SMALL CAP GROWTH FUND

    SHARES      SECURITY NAME                                                                                VALUE
-------------   -------------------------------------------------------------------------------------   ---------------
COMMON STOCKS: 99.40%
CONSUMER DISCRETIONARY: 21.50%
DIVERSIFIED CONSUMER SERVICES: 5.85%
    1,173,950   BRIDGEPOINT EDUCATION INCORPORATED<<+                                                   $    21,776,773
      333,400   COINSTAR INCORPORATED<<+                                                                     15,169,700
      669,264   GRAND CANYON EDUCATION INCORPORATED<<+                                                       16,243,037
      347,100   K12 INCORPORATED<<+                                                                           9,041,955
                                                                                                             62,231,465
                                                                                                        ---------------
HOTELS, RESTAURANTS & LEISURE: 6.15%
      494,900   GAYLORD ENTERTAINMENT COMPANY<<+                                                             14,347,151
    1,358,564   GREAT WOLF RESORTS INCORPORATED+                                                              3,016,012
    2,339,330   SCIENTIFIC GAMES CORPORATION CLASS A+                                                        24,773,505
    1,230,932   SHUFFLE MASTER INCORPORATED+                                                                 10,819,892
      714,200   SONIC CORPORATION<<+                                                                          6,284,960
      161,580   WMS INDUSTRIES INCORPORATED+                                                                  6,222,446
                                                                                                             65,463,966
                                                                                                        ---------------
HOUSEHOLD DURABLES: 0.49%
      169,600   HARMAN INTERNATIONAL INDUSTRIES INCORPORATED+                                                 5,157,536
                                                                                                        ---------------
INTERNET & CATALOG RETAIL: 1.63%
      689,836   SHUTTERFLY INCORPORATED<<+                                                                   17,301,087
                                                                                                        ---------------
LEISURE EQUIPMENT & PRODUCTS: 1.72%
      307,018   POLARIS INDUSTRIES INCORPORATED<<                                                            18,328,975
                                                                                                        ---------------
MEDIA: 3.51%
    1,415,005   LIVE NATION INCORPORATED+                                                                    13,060,496
      999,887   LODGENET ENTERTAINMENT CORPORATION<<+                                                         3,599,593
      900,450   NATIONAL CINEMEDIA INCORPORATED                                                              16,154,073
      325,850   REACHLOCAL INCORPORATED<<+                                                                    4,526,057
                                                                                                             37,340,219
                                                                                                        ---------------
SPECIALTY RETAIL: 1.72%
    1,283,900   PIER 1 IMPORTS INCORPORATED<<+                                                                8,974,461
      814,600   TALBOTS INCORPORATED<<+                                                                       9,359,754
                                                                                                             18,334,215
                                                                                                        ---------------
TEXTILES, APPAREL & LUXURY GOODS: 0.43%
      358,300   CROCS INCORPORATED<<+                                                                         4,596,989
                                                                                                        ---------------
ENERGY: 3.71%
OIL, GAS & CONSUMABLE FUELS: 3.71%
      642,750   BRIGHAM EXPLORATION COMPANY+                                                                 11,093,865
      571,200   CARRIZO OIL & GAS INCORPORATED<<+                                                            11,201,232
      422,900   SWIFT ENERGY COMPANY+                                                                        10,965,797
      329,700   VENOCO INCORPORATED<<+                                                                        6,204,954
                                                                                                             39,465,848
                                                                                                        ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

SMALL CAP GROWTH FUND

    SHARES      SECURITY NAME                                                                                VALUE
-------------   -------------------------------------------------------------------------------------   ---------------
FINANCIALS: 4.23%
CAPITAL MARKETS: 0.45%
      746,450   MF GLOBAL HOLDINGS LIMITED<<+                                                           $     4,799,674
                                                                                                        ---------------
COMMERCIAL BANKS: 0.33%
      661,800   FIRST COMMONWEALTH FINANCIAL CORPORATION<<                                                    3,507,540
                                                                                                        ---------------
CONSUMER FINANCE: 2.19%
      623,950   CARDTRONICS INCORPORATED+                                                                     8,080,153
      779,800   DOLLAR FINANCIAL CORPORATION+                                                                15,291,878
                                                                                                             23,372,031
                                                                                                        ---------------
INSURANCE: 1.26%
      620,675   TOWER GROUP INCORPORATED                                                                     13,375,546
                                                                                                        ---------------
HEALTH CARE: 17.69%
BIOTECHNOLOGY: 3.68%
      342,200   ACORDA THERAPEUTICS INCORPORATED<<+                                                          11,066,748
      766,172   HALOZYME THERAPEUTICS INC COMMON STOCK USD.001<<+                                             5,493,453
      600,300   ONYX PHARMACEUTICALS INCORPORATED+                                                           15,607,800
      957,900   VANDA PHARMACEUTICALS INCORPORATED<<+                                                         6,954,354
                                                                                                             39,122,355
                                                                                                        ---------------
HEALTH CARE EQUIPMENT & SUPPLIES: 6.74%
      671,324   ALIGN TECHNOLOGY INCORPORATED<<+                                                             11,647,471
      424,500   GREATBATCH INCORPORATED<<+                                                                    9,585,210
      401,345   NUVASIVE INCORPORATED<<+                                                                     13,152,076
      202,610   SIRONA DENTAL SYSTEMS INCORPORATED+                                                           6,236,336
      513,382   SONOSITE INCORPORATED<<+                                                                     15,016,424
    1,187,525   SPECTRANETICS CORPORATION+                                                                    6,127,629
      453,372   VOLCANO CORPORATION+                                                                         10,005,920
                                                                                                             71,771,066
                                                                                                        ---------------
HEALTH CARE PROVIDERS & SERVICES: 2.88%
      407,100   AMERIGROUP CORPORATION<<+                                                                    14,557,896
      434,400   BROOKDALE SENIOR LIVING INCORPORATED<<+                                                       6,159,792
      466,600   CENTENE CORPORATION+                                                                          9,943,246
                                                                                                             30,660,934
                                                                                                        ---------------
HEALTH CARE TECHNOLOGY: 1.00%
      192,826   QUALITY SYSTEMS INCORPORATED<<                                                               10,590,004
                                                                                                        ---------------
LIFE SCIENCES TOOLS & SERVICES: 1.31%
    1,027,000   AFFYMETRIX INCORPORATED<<+                                                                    5,022,030
      548,135   LUMINEX CORPORATION<<+                                                                        8,923,638
                                                                                                             13,945,668
                                                                                                        ---------------
PHARMACEUTICALS: 2.08%
      381,300   AUXILIUM PHARMACEUTICALS INCORPORATED<<+                                                      8,602,128


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

SMALL CAP GROWTH FUND

    SHARES      SECURITY NAME                                                                                VALUE
-------------   -------------------------------------------------------------------------------------   ---------------
PHARMACEUTICALS (CONTINUED)
    1,026,400   VIROPHARMA INCORPORATED<<+                                                              $    13,517,688
                                                                                                             22,119,816
                                                                                                        ---------------
INDUSTRIALS: 20.56%
AEROSPACE & DEFENSE: 0.69%
      143,908   ESTERLINE TECHNOLOGIES CORPORATION+                                                           7,386,798
                                                                                                        ---------------
AIR FREIGHT & LOGISTICS: 2.18%
      260,727   ATLAS AIR WORLDWIDE HOLDINGS INCORPORATED+                                                   15,247,315
      541,100   UTI WORLDWIDE INCORPORATED                                                                    7,905,471
                                                                                                             23,152,786
                                                                                                        ---------------
COMMERCIAL SERVICES & SUPPLIES: 8.79%
      123,600   CLEAN HARBORS INCORPORATED<<+                                                                 7,806,576
      469,500   CORPORATE EXECUTIVE BOARD COMPANY                                                            13,225,815
      377,600   ICF INTERNATIONAL INCORPORATED+                                                               8,684,800
    2,009,785   INNERWORKINGS INCORPORATED<<+                                                                13,907,712
      780,170   NAVIGANT CONSULTING INCORPORATED+                                                             7,676,873
    1,761,795   ON ASSIGNMENT INCORPORATED+                                                                   8,509,470
      808,169   RESOURCES CONNECTION INCORPORATED                                                            10,498,115
    1,467,731   SYKES ENTERPRISES INCORPORATED+                                                              23,263,536
                                                                                                             93,572,897
                                                                                                        ---------------
ELECTRICAL EQUIPMENT: 1.99%
      125,200   ACUITY BRANDS INCORPORATED<<                                                                  5,274,676
      242,728   BALDOR ELECTRIC COMPANY<<                                                                     9,277,064
      268,351   POLYPORE INTERNATIONAL INCORPORATED+                                                          6,590,701
                                                                                                             21,142,441
                                                                                                        ---------------
MACHINERY: 5.81%
      349,495   CHART INDUSTRIES INCORPORATED+                                                                6,224,506
      347,247   GARDNER DENVER INCORPORATED                                                                  17,629,730
    1,841,850   MUELLER WATER PRODUCTS INCORPORATED                                                           6,999,030
      368,900   ROBBINS & MYERS INCORPORATED                                                                  8,750,308
      133,000   THE MIDDLEBY CORPORATION<<+                                                                   7,648,830
      803,700   WABASH NATIONAL CORPORATION<<+                                                                6,726,969
      175,300   WABTEC CORPORATION                                                                            7,820,133
                                                                                                             61,799,506
                                                                                                        ---------------
ROAD & RAIL: 0.36%
      347,300   RAILAMERICA INCORPORATED+                                                                     3,858,503
                                                                                                        ---------------
TRADING COMPANIES & DISTRIBUTORS: 0.74%
      141,600   WATSCO INCORPORATED<<                                                                         7,888,536
                                                                                                        ---------------
INFORMATION TECHNOLOGY: 26.84%
COMMUNICATIONS EQUIPMENT: 2.28%
      338,500   BLUE COAT SYSTEMS INCORPORATED<<+                                                             7,413,150
    1,535,109   IXIA+                                                                                        16,855,497
                                                                                                             24,268,647
                                                                                                        ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

SMALL CAP GROWTH FUND

    SHARES      SECURITY NAME                                                                                VALUE
-------------   -------------------------------------------------------------------------------------   ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS: 0.49%
      253,329   UNIVERSAL DISPLAY CORPORATION<<+                                                        $     5,221,111
                                                                                                        ---------------
INTERNET SOFTWARE & SERVICES: 8.29%
      333,200   ANCESTRY.COM INCORPORATED<<+                                                                  6,577,368
    1,981,050   ART TECHNOLOGY GROUP INCORPORATED<<+                                                          7,131,780
      428,200   DEALERTRACK HOLDINGS INCORPORATED+                                                            6,684,202
    1,423,023   GSI COMMERCE INCORPORATED+                                                                   32,046,478
    1,124,570   MARCHEX INCORPORATED CLASS B                                                                  5,240,496
    3,276,402   MOVE INCORPORATED<<+                                                                          7,404,669
      790,950   QUINSTREET INC COMMON STOCK<<+                                                                9,530,948
      411,851   VISTAPRINT NV+                                                                               13,611,676
                                                                                                             88,227,617
                                                                                                        ---------------
IT SERVICES: 6.20%
      377,145   EURONET WORLDWIDE INCORPORATED<<+                                                             5,921,177
      900,743   GARTNER INCORPORATED<<+                                                                      22,671,701
    2,103,328   GLOBAL CASH ACCESS INCORPORATED+                                                              8,644,678
    1,141,187   INFORMATION SERVICES GROUP INCORPORATED+                                                      2,453,552
    1,089,649   SAPIENT CORPORATION                                                                          11,986,139
      409,850   WRIGHT EXPRESS CORPORATION+                                                                  14,340,652
                                                                                                             66,017,899
                                                                                                        ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 5.23%
      662,497   FAIRCHILD SEMICONDUCTOR INTERNATIONAL INCORPORATED+                                           6,015,473
    1,259,259   MICROSEMI CORPORATION+                                                                       20,097,774
      442,768   MONOLITHIC POWER SYSTEMS+                                                                     7,801,572
    2,678,250   PMC-SIERRA INCORPORATED+                                                                     21,693,825
                                                                                                             55,608,644
                                                                                                        ---------------
SOFTWARE: 4.35%
       69,200   BLACKBOARD INCORPORATED<<+                                                                    2,627,524
      953,661   SYNCHRONOSS TECHNOLOGIES INCORPORATED<<+                                                     18,586,853
      360,399   TALEO CORPORATION CLASS A+                                                                    8,865,815
    1,131,500   THQ INCORPORATED<<+                                                                           5,159,640
    1,286,100   TIVO INCORPORATED<<+                                                                         11,034,738
                                                                                                             46,274,570
                                                                                                        ---------------
MATERIALS: 1.37%
CHEMICALS: 0.74%
      597,934   CALGON CARBON CORPORATION<<+                                                                  7,916,646
                                                                                                        ---------------
CONTAINERS & PACKAGING: 0.63%
      571,200   GRAHAM PACKAGING CORPORATION+                                                                 6,705,888
                                                                                                        ---------------
TELECOMMUNICATION SERVICES: 3.50%
DIVERSIFIED TELECOMMUNICATION SERVICES: 3.13%
    1,478,032   CBEYOND INCORPORATED<<+                                                                      22,510,427
    2,751,959   PAETEC HOLDING CORPORATION<<+                                                                10,815,199
                                                                                                             33,325,626
                                                                                                        ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

SMALL CAP GROWTH FUND

    SHARES      SECURITY NAME                                                                                VALUE
-------------   -------------------------------------------------------------------------------------   ---------------
WIRELESS TELECOMMUNICATION SERVICES: 0.37%
      327,600   LEAP WIRELESS INTERNATIONAL INCORPORATED<<+                                             $     3,895,164
                                                                                                        ---------------
TOTAL COMMON STOCKS (COST $1,025,965,433)                                                                 1,057,748,213
                                                                                                        ---------------

  PRINCIPAL                                                             INTEREST RATE   MATURITY DATE
-------------                                                           -------------   -------------

SHORT-TERM INVESTMENTS: 27.33%
CORPORATE BONDS & NOTES: 0.51%
$   4,825,136   GRYPHON FUNDING Limited(V)(A)(I)                               0.00%       08/05/2011         1,921,369
    6,260,400   VFNC CORPORATION(V)+++/-(A)(I)                                 0.33        09/29/2011         3,505,824
                                                                                                              5,427,193
                                                                                                        ---------------

    SHARES                                                                  YIELD
-------------                                                           -------------
INVESTMENT COMPANIES: 26.82%
    6,534,371   WELLS FARGO ADVANTAGE MONEY MARKET
                TRUST(L)(U)                                                    0.31                           6,534,372
  278,914,760   WELLS FARGO SECURITIES LENDING CASH
                INVESTMENTS LLC(V)(L)(U)                                       0.34                         278,914,760
                                                                                                            285,449,132
                                                                                                        ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $289,452,551)                                                            290,876,325
                                                                                                        ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,315,417,984)*                                         126.73%                                    1,348,624,538
OTHER ASSETS AND LIABILITIES, NET                              (26.73)                                     (284,445,955)
                                                               ------                                   ---------------
TOTAL NET ASSETS                                               100.00%                                  $ 1,064,178,583
                                                               ======                                   ===============

(V) SECURITY REPRESENTS INVESTMENT OF CASH COLLATERAL RECEIVED FROM SECURITIES ON LOAN.

(L)  INVESTMENT IN AN AFFILIATE.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+    NON-INCOME EARNING SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)  ILLIQUID SECURITY.

(U)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $1,336,002,090 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $ 133,888,171
GROSS UNREALIZED DEPRECIATION    (121,265,723)
                                -------------
NET UNREALIZED APPRECIATION     $  12,622,448

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

SMALL CAP OPPORTUNITIES FUND

    SHARES      SECURITY NAME                                                                                VALUE
-------------   -------------------------------------------------------------------------------------   ---------------
COMMON STOCKS: 87.43%
CONSUMER DISCRETIONARY: 10.32%
AUTO COMPONENTS: 0.29%
       44,600   BORGWARNER INCORPORATED<<+                                                              $     1,956,156
                                                                                                        ---------------
DISTRIBUTORS: 1.14%
      382,300   LKQ CORPORATION<<+                                                                            7,561,894
                                                                                                        ---------------
DIVERSIFIED CONSUMER SERVICES: 0.39%
       27,600   CAPELLA EDUCATION COMPANY<<+                                                                  2,564,592
                                                                                                        ---------------
HOTELS, RESTAURANTS & LEISURE: 2.88%
      426,900   AMBASSADORS GROUP INCORPORATED                                                                4,841,046
      108,900   HOME INNS & HOTELS MANAGEMENT ADR<<+                                                          4,581,423
      324,700   PINNACLE ENTERTAINMENT INCORPORATED<<+                                                        3,522,995
      591,100   SCIENTIFIC GAMES CORPORATION CLASS A+                                                         6,259,749
                                                                                                             19,205,213
                                                                                                        ---------------
HOUSEHOLD DURABLES: 0.53%
      172,800   AMERICAN GREETINGS CORPORATION CLASS A                                                        3,540,672
                                                                                                        ---------------
MEDIA: 2.53%
      390,300   ARBITRON INCORPORATED<<                                                                      11,279,670
      377,000   CLEAR CHANNEL OUTDOOR HOLDINGS INCORPORATED+                                                  4,150,770
       52,600   LAMAR ADVERTISING COMPANY CLASS A<<+                                                          1,438,610
                                                                                                             16,869,050
                                                                                                        ---------------
SPECIALTY RETAIL: 2.56%
      138,300   CHILDREN'S PLACE RETAIL STORES INCORPORATED<<+                                                5,787,855
      209,800   LITHIA MOTORS INCORPORATED CLASS A<<                                                          1,846,240
      243,700   MEN'S WEARHOUSE INCORPORATED<<                                                                4,742,402
      213,400   RENT-A-CENTER INCORPORATED                                                                    4,692,666
                                                                                                             17,069,163
                                                                                                        ---------------
CONSUMER STAPLES: 5.30%
FOOD & STAPLES RETAILING: 1.11%
      188,400   NASH FINCH COMPANY<<                                                                          7,407,888
                                                                                                        ---------------
FOOD PRODUCTS: 1.55%
       39,700   DIAMOND FOODS INCORPORATED<<                                                                  1,768,238
      182,800   SANDERSON FARMS INCORPORATED<<                                                                8,545,900
                                                                                                             10,314,138
                                                                                                        ---------------
HOUSEHOLD PRODUCTS: 0.53%
      338,200   CENTRAL GARDEN & PET COMPANY+                                                                 3,520,662
                                                                                                        ---------------
PERSONAL PRODUCTS: 2.11%
      261,300   NBTY INCORPORATED+                                                                           14,081,457
                                                                                                        ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

SMALL CAP OPPORTUNITIES FUND

    SHARES      SECURITY NAME                                                                                VALUE
-------------   -------------------------------------------------------------------------------------   ---------------
ENERGY: 4.41%
ENERGY EQUIPMENT & SERVICES: 1.79%
     482,800    HELIX ENERGY SOLUTIONS GROUP INCORPORATED+                                              $     4,533,492
     323,800    SUPERIOR ENERGY SERVICES INCORPORATED<<+                                                      7,379,402
                                                                                                             11,912,894
                                                                                                        ---------------
OIL, GAS & CONSUMABLE FUELS: 2.62%
     234,800    PENN VIRGINIA CORPORATION                                                                     4,461,200
   1,080,900    RAM POWER CORPORATION                                                                         2,418,238
     256,700    SM ENERGY COMPANY                                                                            10,632,514
                                                                                                             17,511,952
                                                                                                        ---------------
FINANCIALS: 12.31%
CAPITAL MARKETS: 1.86%
     457,400    GLEACHER & COMPANY INCORPORATED+                                                                914,800
     105,000    INVESTMENT TECHNOLOGY GROUP INCORPORATED+                                                     1,649,550
     202,500    KNIGHT CAPITAL GROUP INCORPORATED CLASS A<<+                                                  2,911,950
     232,300    LAZARD LIMITED                                                                                6,892,341
                                                                                                             12,368,641
                                                                                                        ---------------
COMMERCIAL BANKS: 3.53%
      398,510   CVB FINANCIAL CORPORATION<<                                                                   4,056,832
       93,540   HUDSON VALLEY HOLDING CORPORATION                                                             1,810,934
       90,100   MB FINANCIAL INCORPORATED                                                                     1,562,334
      255,200   OLD NATIONAL BANCORP<<                                                                        2,684,704
      123,600   SIMMONS FIRST NATIONAL CORPORATION                                                            3,256,860
      206,300   TEXAS CAPITAL BANCSHARES INCORPORATED<<+                                                      3,443,147
      124,900   WESTAMERICA BANCORPORATION<<                                                                  6,714,624
                                                                                                             23,529,435
                                                                                                        ---------------
CONSUMER FINANCE: 0.14%
       22,900   WORLD ACCEPTANCE CORPORATION<<+                                                                 948,747
                                                                                                        ---------------
DIVERSIFIED FINANCIAL SERVICES: 0.33%
      145,700   COMPASS DIVERSIFIED HOLDINGS                                                                  2,195,699
                                                                                                        ---------------
INSURANCE: 1.74%
      188,200   HILLTOP HOLDINGS INCORPORATED+                                                                1,955,398
       76,500   PRIMERICA INCORPORATED                                                                        1,787,805
      164,300   REINSURANCE GROUP OF AMERICA INCORPORATED                                                     7,883,114
                                                                                                             11,626,317
                                                                                                        ---------------
REAL ESTATE INVESTMENT TRUSTS: 2.77%
      104,211   HEALTH CARE REIT INCORPORATED<<                                                               4,721,800
      325,800   INVESTORS REAL ESTATE TRUST<<                                                                 2,759,526
      123,100   NATIONAL RETAIL PROPERTIES INCORPORATED<<                                                     2,846,072
      195,800   PEBBLEBROOK HOTEL TRUST+                                                                      3,581,182
      293,200   REDWOOD TRUST INCORPORATED                                                                    4,588,580
                                                                                                             18,497,160
                                                                                                        ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

SMALL CAP OPPORTUNITIES FUND

    SHARES      SECURITY NAME                                                                                VALUE
-------------   -------------------------------------------------------------------------------------   ---------------
REAL ESTATE MANAGEMENT & DEVELOPMENT: 0.44%
      103,200   ALTISOURCE PORTFOLIO SOLUTIONS+                                                         $     2,927,784
                                                                                                        ---------------
THRIFTS & MORTGAGE FINANCE: 1.50%
      469,600   BROOKLINE BANCORP INCORPORATED                                                                4,545,728
      515,900   OCWEN FINANCIAL CORPORATION+                                                                  5,447,904
                                                                                                              9,993,632
                                                                                                        ---------------
HEALTH CARE: 12.51%
BIOTECHNOLOGY: 1.04%
      100,900   CEPHEID INCORPORATED<<+                                                                       1,669,895
      563,400   LEXICON GENETICS INCORPORATED<<+                                                                850,734
       72,300   ONYX PHARMACEUTICALS INCORPORATED<<+                                                          1,879,800
      205,800   SEATTLE GENETICS INCORPORATED<<+                                                              2,506,644
                                                                                                              6,907,073
                                                                                                        ---------------
HEALTH CARE EQUIPMENT & SUPPLIES: 4.10%
      176,100   ALIMERA SCIENCES INCORPORATED+                                                                1,283,769
      130,300   ALPHATEC HOLDINGS INCORPORATED+                                                                 551,169
      186,700   COOPER COMPANIES INCORPORATED<<                                                               7,255,162
       50,300   DYNAVOX INCORPORATED CLASS A+                                                                   779,650
      117,300   HAEMONETICS CORPORATION<<+                                                                    6,480,825
      198,700   MASIMO CORPORATION                                                                            4,585,996
       43,000   VOLCANO CORPORATION<<+                                                                          949,010
      150,400   WEST PHARMACEUTICAL SERVICES INCORPORATED<<                                                   5,465,536
                                                                                                             27,351,117
                                                                                                        ---------------
HEALTH CARE PROVIDERS & SERVICES: 6.28%
      141,500   ACCRETIVE HEALTH INCORPORATED+                                                                1,682,435
       27,800   AMEDISYS INCORPORATED<<+                                                                        730,306
      132,300   AMERIGROUP CORPORATION<<+                                                                     4,731,048
      227,800   CENTENE CORPORATION+                                                                          4,854,418
      132,200   EMERGENCY MEDICAL SERVICES CORPORATION+                                                       5,914,628
      210,400   HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A+                                           1,506,464
      115,900   HMS HOLDINGS CORPORATION<<+                                                                   6,527,488
      324,000   OMNICARE INCORPORATED                                                                         7,980,120
      460,800   SUN HEALTHCARE GROUP INCORPORATED+                                                            3,815,424
      315,700   TEAM HEALTH HOLDINGS LLC<<+                                                                   4,138,827
                                                                                                             41,881,158
                                                                                                        ---------------
LIFE SCIENCES TOOLS & SERVICES: 0.76%
      195,300   BRUKER BIOSCIENCES CORPORATION+                                                               2,572,101
       42,600   TECHNE CORPORATION                                                                            2,487,840
                                                                                                              5,059,941
                                                                                                        ---------------
PHARMACEUTICALS: 0.33%
      436,100   INSPIRE PHARMACEUTICALS INCORPORATED+                                                         2,202,305
                                                                                                        ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

SMALL CAP OPPORTUNITIES FUND

    SHARES      SECURITY NAME                                                                                VALUE
-------------   -------------------------------------------------------------------------------------   ---------------
INDUSTRIALS: 15.86%
AEROSPACE & DEFENSE: 0.57%
      226,400   AAR CORPORATION<<+                                                                      $     3,803,520
                                                                                                        ---------------
AIR FREIGHT & LOGISTICS: 1.18%
      134,700   ATLAS AIR WORLDWIDE HOLDINGS INCORPORATED+                                                    7,877,256
                                                                                                        ---------------
AIRLINES: 0.28%
      308,400   HAWAIIAN HOLDINGS INCORPORATED<<+                                                             1,850,400
                                                                                                        ---------------
BUILDING PRODUCTS: 0.22%
      128,300   APOGEE ENTERPRISES INCORPORATED                                                               1,444,658
                                                                                                        ---------------
COMMERCIAL SERVICES & SUPPLIES: 7.50%
       92,600   ATC TECHNOLOGY CORPORATION+                                                                   2,220,548
      163,400   FTI CONSULTING INCORPORATED<<+                                                                5,776,190
      296,600   GEO GROUP INCORPORATED<<+                                                                     6,400,628
      359,900   HEALTHCARE SERVICES GROUP                                                                     8,040,166
      252,500   IESI-BFC LIMITED                                                                              5,683,775
      177,800   NAVIGANT CONSULTING INCORPORATED+                                                             1,749,552
      285,961   STANDARD PARKING CORPORATION+                                                                 4,878,495
       53,200   TOWERS WATSON & COMPANY                                                                       2,367,932
      337,850   WASTE CONNECTIONS INCORPORATED+                                                              12,895,735
                                                                                                             50,013,021
                                                                                                        ---------------
CONSTRUCTION & ENGINEERING: 1.67%
       68,600   MICHAEL BAKER CORPORATION+                                                                    2,661,680
      449,100   PIKE ELECTRIC CORPORATION+                                                                    4,217,049
      109,794   STANTEC INCORPORATED+                                                                         2,584,519
       85,600   TUTOR PRINI CORPORATION+                                                                      1,650,368
                                                                                                             11,113,616
                                                                                                        ---------------
ELECTRICAL EQUIPMENT: 0.87%
       90,500   BALDOR ELECTRIC COMPANY                                                                       3,458,910
      149,200   GRAFTECH INTERNATIONAL LIMITED+                                                               2,339,456
                                                                                                              5,798,366
                                                                                                        ---------------
MACHINERY: 2.15%
      173,900   ENPRO INDUSTRIES INCORPORATED<<+                                                              5,208,305
      114,300   ESCO TECHNOLOGIES INCORPORATED                                                                3,407,283
      178,600   IDEX CORPORATION                                                                              5,745,562
                                                                                                             14,361,150
                                                                                                        ---------------
ROAD & RAIL: 1.42%
      222,400   ARKANSAS BEST CORPORATION<<                                                                   5,019,568
      120,400   KANSAS CITY SOUTHERN+                                                                         4,418,680
                                                                                                              9,438,248
                                                                                                        ---------------
TRADING COMPANIES & DISTRIBUTORS: 0.00%
        3,000   H&E EQUIPMENT SERVICES INCORPORATED+                                                             26,100
                                                                                                        ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

SMALL CAP OPPORTUNITIES FUND

    SHARES      SECURITY NAME                                                                                VALUE
-------------   -------------------------------------------------------------------------------------   ---------------
INFORMATION TECHNOLOGY: 15.57%
COMMUNICATIONS EQUIPMENT: 0.68%
      130,028   MITEL NETWORKS CORPORATION+                                                             $     1,205,360
      234,600   TEKELEC+                                                                                      3,317,244
                                                                                                              4,522,604
                                                                                                        ---------------
COMPUTERS & PERIPHERALS: 0.62%
      258,900   QLOGIC CORPORATION<<+                                                                         4,121,688
                                                                                                        ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS: 1.72%
      823,600   CHINA SECURITY & SURVEILLANCE TECHNOLOGY INCORPORATED<<+                                      4,727,464
      174,700   METHODE ELECTRONICS INCORPORATED                                                              1,865,796
       76,200   ROFIN-SINAR TECHNOLOGIES INCORPORATED<<+                                                      1,604,772
      119,400   SCANSOURCE INCORPORATED<<+                                                                    3,293,052
                                                                                                             11,491,084
                                                                                                        ---------------
INTERNET SOFTWARE & SERVICES: 2.24%
      233,800   COMSCORE INCORPORATED+                                                                        4,631,578
      202,300   DIGITAL RIVER INCORPORATED<<+                                                                 5,318,467
      360,700   MONSTER WORLDWIDE INCORPORATED<<+                                                             4,948,804
                                                                                                             14,898,849
                                                                                                        ---------------
IT SERVICES: 2.15%
      160,900   EURONET WORLDWIDE INCORPORATED+                                                               2,526,130
      298,100   GARTNER INCORPORATED+                                                                         7,503,177
      287,000   GENPACT LIMITED<<+                                                                            4,325,090
                                                                                                             14,354,397
                                                                                                        ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 2.52%
      674,400   ANADIGICS INCORPORATED<<+                                                                     2,960,616
    1,128,300   ATMEL CORPORATION<<+                                                                          5,901,009
       98,500   FEI COMPANY+                                                                                  1,926,660
      156,300   STANDARD MICROSYSTEMS CORPORATION+                                                            3,441,726
      370,100   TRIQUINT SEMICONDUCTOR INCORPORATED+                                                          2,564,793
                                                                                                             16,794,804
                                                                                                        ---------------
SOFTWARE: 5.64%
      327,700   ARIBA INCORPORATED+                                                                           5,233,369
      154,400   INFORMATICA CORPORATION<<+                                                                    4,652,072
      249,300   KENEXA CORPORATION+                                                                           2,999,079
      388,500   NETSCOUT SYSTEMS INCORPORATED<<+                                                              6,157,725
      379,000   PARAMETRIC TECHNOLOGY CORPORATION<<+                                                          6,799,260
      104,100   PROGRESS SOFTWARE CORPORATION+                                                                3,112,590
      466,500   WEBSENSE INCORPORATED<<+                                                                      8,658,240
                                                                                                             37,612,335
                                                                                                        ---------------
MATERIALS: 6.10%
CHEMICALS: 2.05%
      197,100   CABOT CORPORATION                                                                             5,814,450
      224,600   OLIN CORPORATION                                                                              4,559,380

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

SMALL CAP OPPORTUNITIES FUND

    SHARES      SECURITY NAME                                                                                VALUE
-------------   -------------------------------------------------------------------------------------   ---------------
      146,500   STR HOLDINGS INCORPORATED<<+                                                            $     3,281,600
                                                                                                             13,655,430
                                                                                                        ---------------
CONTAINERS & PACKAGING: 1.63%
      313,500   GRAHAM PACKAGING CORPORATION+                                                                 3,680,490
      219,700   SONOCO PRODUCTS COMPANY                                                                       7,184,190
                                                                                                             10,864,680
                                                                                                        ---------------
METALS & MINING: 2.10%
      146,200   AMCOL INTERNATIONAL CORPORATION<<                                                             4,380,152
      277,400   METALS USA HOLDINGS CORPORATION+                                                              3,436,986
      158,700   PAN AMERICAN SILVER CORPORATION                                                               3,643,752
       57,400   ROYAL GOLD INCORPORATED<<                                                                     2,533,062
                                                                                                             13,993,952
                                                                                                        ---------------
PAPER & FOREST PRODUCTS: 0.32%
      313,700   WAUSAU PAPER CORPORATION+                                                                     2,142,571
                                                                                                        ---------------
TELECOMMUNICATION SERVICES: 1.36%

DIVERSIFIED TELECOMMUNICATION SERVICES: 0.87%
      109,800   ABOVENET INCORPORATED+                                                                        5,841,360
                                                                                                        ---------------
WIRELESS TELECOMMUNICATION SERVICES: 0.49%
      145,800   SYNIVERSE HOLDINGS INCORPORATED+                                                              3,255,714
                                                                                                        ---------------
UTILITIES: 3.69%
ELECTRIC UTILITIES: 2.61%
      210,100   CLECO CORPORATION                                                                             5,998,355
      171,800   UNISOURCE ENERGY CORPORATION<<                                                                5,545,704
      244,200   WESTAR ENERGY INCORPORATED                                                                    5,831,496
                                                                                                             17,375,555
                                                                                                        ---------------
MULTI-UTILITIES: 1.08%
      255,800   NORTHWESTERN CORPORATION                                                                      7,213,560
                                                                                                        ---------------
TOTAL COMMON STOCKS (COST $505,624,087)                                                                     582,869,658
                                                                                                        ---------------
INVESTMENT COMPANIES: 1.08%
      110,600   ISHARES RUSSELL 2000 INDEX FUND                                                               7,195,636
TOTAL INVESTMENT COMPANIES (COST $7,258,084)                                                                  7,195,636
                                                                                                        ===============

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

SMALL CAP OPPORTUNITIES FUND

SHORT-TERM INVESTMENTS: 31.35%

  PRINCIPAL     SECURITY NAME                                           INTEREST RATE   MATURITY DATE        VALUE
-------------   -----------------------------------------------------   -------------   -------------   ---------------
CORPORATE BONDS & NOTES: 0.50%
$   2,961,232   GRYPHON FUNDING LIMITED(V)(A)(I)                                0.00%      08/05/2011   $     1,179,162
    3,842,067   VFNC CORPORATION(V)+++/-(A)(I)                                  0.33       09/29/2011         2,151,558
                                                                                                              3,330,720

    SHARES                                                                  YIELD
-------------                                                           -------------
INVESTMENT COMPANIES: 30.85%
   73,097,626   WELLS FARGO ADVANTAGE MONEY MARKET
                TRUST(L)(U)                                                     0.31                         73,097,629
  132,590,933   WELLS FARGO SECURITIES LENDING CASH
                INVESTMENTS LLC(V)(L)(U)                                        0.34                        132,590,933
                                                                                                            205,688,562
                                                                                                        ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $208,145,498)                                                            209,019,282
                                                                                                        ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $721,027,669)*                                           119.86%                                  $   799,084,576
OTHER ASSETS AND LIABILITIES, NET                              (19.86)                                     (132,424,550)
                                                               ------                                   ---------------
TOTAL NET ASSETS                                               100.00%                                  $   666,660,026
                                                               ------                                   ---------------

(V) SECURITY REPRESENTS INVESTMENT OF CASH COLLATERAL RECEIVED FROM SECURITIES ON LOAN.

(L)  INVESTMENT IN AN AFFILIATE.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+    NON-INCOME EARNING SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)  ILLIQUID SECURITY.

(U)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $724,494,082 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $105,720,710
GROSS UNREALIZED DEPRECIATION    (31,130,216)
                                ------------
NET UNREALIZED APPRECIATION     $ 74,590,494

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

SMALL CAP VALUE FUND

    SHARES      SECURITY NAME                                                                                VALUE
-------------   -------------------------------------------------------------------------------------   ---------------
COMMON STOCKS: 93.97%
CONSUMER DISCRETIONARY: 4.59%
DIVERSIFIED CONSUMER SERVICES: 0.42%
    1,407,100   CAMBIUM LEARNING GROUP INCORPORATED+                                                    $     4,868,566
    1,150,600   CORINTHIAN COLLEGES INCORPORATED+                                                            10,470,460
    1,649,100   VOYAGER EXPANDED LEARNING CORPORATION(A)                                                              0
                                                                                                             15,339,026
                                                                                                        ---------------
HOTELS, RESTAURANTS & LEISURE: 0.93%
    1,699,600   SCIENTIFIC GAMES CORPORATION CLASS A+                                                        17,998,764
    3,704,400   WENDY'S ARBY'S GROUP INCORPORATED                                                            16,151,184
                                                                                                             34,149,948
                                                                                                        ---------------
HOUSEHOLD DURABLES: 0.90%
      333,528   CAVCO INDUSTRIES INCORPORATED+                                                               11,693,492
      479,100   KB HOME INCORPORATED                                                                          5,452,158
    1,642,000   PALM HARBOR HOMES INCORPORATED+                                                               3,694,500
      616,900   SKYLINE CORPORATION**                                                                        12,387,352
                                                                                                             33,227,502
                                                                                                        ---------------
INTERNET & CATALOG RETAIL: 0.07%
    1,878,700   DELIA*S INCORPORATED+                                                                         2,724,115
                                                                                                        ---------------
MEDIA: 0.66%
      707,000   DISCOVERY COMMUNICATIONS INCORPORATED CLASS A+                                               24,306,660
                                                                                                        ---------------
MULTILINE RETAIL: 0.18%
      811,400   SAKS INCORPORATED+                                                                            6,661,594
                                                                                                        ---------------
SPECIALTY RETAIL: 1.43%
    1,954,300   COLLECTIVE BRANDS INCORPORATED+                                                              31,307,886
      442,000   FOOT LOCKER INCORPORATED                                                                      6,006,780
      184,500   RUE21 INCORPORATED+                                                                           5,595,885
      346,961   VITAMIN SHOPPE INCORPORATED+                                                                  9,478,975
                                                                                                             52,389,526
                                                                                                        ===============
CONSUMER STAPLES: 1.72%
FOOD PRODUCTS: 1.15%
    3,052,600   DEL MONTE FOODS COMPANY                                                                      42,370,088
                                                                                                        ---------------
PERSONAL PRODUCTS: 0.57%
    2,567,800   PRESTIGE BRANDS HOLDINGS INCORPORATED+                                                       21,107,316
                                                                                                        ===============
ENERGY: 23.89%
ENERGY EQUIPMENT & SERVICES: 8.83%
    7,774,700   GLOBAL INDUSTRIES LIMITED+                                                                   36,852,078
    1,239,100   HELIX ENERGY SOLUTIONS GROUP INCORPORATED+                                                   11,635,149
    1,036,000   HELMERICH & PAYNE INCORPORATED                                                               41,989,080
      509,500   HERCULES OFFSHORE INCORPORATED+                                                               1,294,130
    7,344,600   ION GEOPHYSICAL CORPORATION+                                                                 32,242,794

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

SMALL CAP VALUE FUND

    SHARES      SECURITY NAME                                                                                VALUE
-------------   -------------------------------------------------------------------------------------   ---------------
ENERGY EQUIPMENT & SERVICES (CONTINUED)
    3,065,000   KEY ENERGY SERVICES INCORPORATED+                                                       $    29,607,900
    7,869,050   NEWPARK RESOURCES INCORPORATED+                                                              62,873,710
      715,200   OCEANEERING INTERNATIONAL INCORPORATED+                                                      35,388,096
    2,468,400   PARKER DRILLING COMPANY+                                                                     10,317,912
      849,995   PHI INCORPORATED (NON-VOTING)+                                                               13,506,421
      134,000   PHI INCORPORATED (VOTING)+                                                                    2,263,260
      549,100   PRIDE INTERNATIONAL INCORPORATED+                                                            13,063,089
      241,900   TRANSOCEAN LIMITED+                                                                          11,178,199
    4,020,800   VANTAGE DRILLING COMPANY+                                                                     5,347,664
    1,853,400   WILLBROS GROUP INCORPORATED+                                                                 16,958,610
                                                                                                            324,518,092
                                                                                                        ---------------
OIL, GAS & CONSUMABLE FUELS: 15.06%
    1,214,400   FOREST OIL CORPORATION+                                                                      34,719,696
    1,872,400   INTERNATIONAL COAL GROUP INCORPORATED+                                                        8,425,800
    4,180,400   INTEROIL CORPORATION+                                                                       250,824,000
    6,963,000   MCMORAN EXPLORATION COMPANY+                                                                 72,484,830
      492,600   NEWFIELD EXPLORATION COMPANY+                                                                26,334,396
      232,000   NOBLE ENERGY INCORPORATED                                                                    15,557,920
    1,092,100   PETROHAWK ENERGY CORPORATION+                                                                17,222,417
    1,168,600   PETROQUEST ENERGY INCORPORATED+                                                               7,759,504
      263,200   PIONEER NATURAL RESOURCES COMPANY                                                            15,244,544
    2,157,900   RANGE RESOURCES CORPORATION                                                                  80,101,248
      136,900   SWIFT ENERGY COMPANY+                                                                         3,549,817
    2,152,500   TRILOGY ENERGY CORPORATION                                                                   21,356,452
                                                                                                            553,580,624
                                                                                                        ===============
FINANCIALS: 20.31%
COMMERCIAL BANKS: 4.54%
      276,500   AMERIS BANCORP                                                                                2,720,758
      907,200   ASSOCIATED BANC-CORP                                                                         12,328,848
    1,227,905   BANCORP INCORPORATED+                                                                         9,270,683
    1,720,024   CENTER FINANCIAL CORPORATION+                                                                 8,892,524
    1,353,700   CENTERSTATE BANKS INCORPORATED                                                               11,939,634
      487,000   CITY NATIONAL CORPORATION                                                                    27,598,290
    1,170,901   FIRST HORIZON NATIONAL CORPORATION+                                                          13,430,230
      429,050   IBERIABANK CORPORATION                                                                       22,293,438
      375,000   SANDY SPRING BANCORP INCORPORATED                                                             6,352,500
      298,100   SVB FINANCIAL GROUP+                                                                         12,874,939
      922,135   WESTERN LIBERTY BANCORP+                                                                      7,192,653
    2,161,495   WHITNEY HOLDING CORPORATION                                                                  17,551,339
    1,423,000   WILMINGTON TRUST CORPORATION                                                                 14,429,220
                                                                                                            166,875,056
                                                                                                        ---------------
DIVERSIFIED FINANCIAL SERVICES: 0.24%
      458,600   NBH HOLDINGS CORPORATION(A)                                                                   8,846,394
                                                                                                        ---------------
INSURANCE: 3.08%
    1,662,600   ARGO GROUP INTERNATIONAL HOLDINGS LIMITED                                                    51,773,364
    1,878,400   HILLTOP HOLDINGS INCORPORATED+                                                               19,516,576
      598,000   MERCURY GENERAL CORPORATION                                                                  25,791,740
      109,840   NYMAGIC INCORPORATED**                                                                        2,800,920

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

SMALL CAP VALUE FUND

    SHARES      SECURITY NAME                                                                                VALUE
-------------   -------------------------------------------------------------------------------------   ---------------
INSURANCE (CONTINUED)
      829,400   ONEBEACON INSURANCE GROUP LIMITED                                                       $    13,179,166
                                                                                                            113,061,766
                                                                                                        ---------------
REAL ESTATE INVESTMENT TRUSTS: 12.09%
    3,548,600   ANNALY CAPITAL MANAGEMENT INCORPORATED                                                       61,745,640
    4,011,400   ANWORTH MORTGAGE ASSET CORPORATION                                                           27,959,458
      701,065   ARMOUR RESIDENTIAL INCORPORATED                                                               4,542,901
    4,547,300   CAPSTEAD MORTGAGE CORPORATION**                                                              53,203,410
   37,670,050   CHIMERA INVESTMENT CORPORATION                                                              145,783,094
      471,900   CREXUS INVESTMENT CORPORATION                                                                 5,691,114
    1,112,400   HATTERAS FINANCIAL CORPORATION                                                               32,971,536
    1,556,300   INVESCO MORTGAGE CAPITAL**                                                                   31,670,705
    5,614,300   MFA MORTGAGE INVESTMENTS INCORPORATED                                                        41,208,962
      957,600   REDWOOD TRUST INCORPORATED                                                                   14,986,440
      844,900   SUN COMMUNITIES INCORPORATED                                                                 24,586,590
                                                                                                            444,349,850
                                                                                                        ---------------
THRIFTS & MORTGAGE FINANCE: 0.36%
      724,400   FIRST NIAGARA FINANCIAL GROUP INCORPORATED                                                    9,714,204
      300,300   NORTHWEST BANCSHARES INCORPORATED                                                             3,642,639
                                                                                                             13,356,843
                                                                                                        ===============
HEALTH CARE: 6.78%
BIOTECHNOLOGY: 0.10%
      600,450   INFINITY PHARMACEUTICALS INCORPORATED+                                                        3,518,637
                                                                                                        ---------------
HEALTH CARE EQUIPMENT & SUPPLIES: 2.58%
      315,300   GEN-PROBE INCORPORATED+                                                                      14,179,041
      862,800   HOLOGIC INCORPORATED+                                                                        12,199,992
    5,557,600   ORASURE TECHNOLOGIES INCORPORATED+                                                           26,343,024
      508,900   STERIS CORPORATION                                                                           16,177,931
    1,197,100   SYMMETRY MEDICAL INCORPORATED+                                                               11,647,783
      257,200   VARIAN MEDICAL SYSTEMS INCORPORATED+                                                         14,197,440
                                                                                                             94,745,211
                                                                                                        ---------------
HEALTH CARE PROVIDERS & SERVICES: 2.48%
      587,000   AMEDISYS INCORPORATED+                                                                       15,420,490
      274,600   COMMUNITY HEALTH SYSTEMS INCORPORATED+                                                        8,905,278
    2,467,800   CROSS COUNTRY HEALTHCARE INCORPORATED+                                                       21,914,064
    1,078,500   GENTIVA HEALTH SERVICES INCORPORATED+                                                        22,249,455
      555,400   HEALTHWAYS INCORPORATED+                                                                      7,908,896
      449,800   PSYCHIATRIC SOLUTIONS INCORPORATED+                                                          14,906,372
                                                                                                             91,304,555
                                                                                                        ---------------
HEALTH CARE TECHNOLOGY: 0.21%
      506,300   MEDIDATA SOLUTIONS INCORPORATED+                                                              7,635,004
                                                                                                        ---------------
LIFE SCIENCES TOOLS & SERVICES: 1.41%
    1,686,400   ACCELRYS INCORPORATED+                                                                       11,889,117
      150,300   ILLUMINA INCORPORATED+                                                                        6,737,949
      251,900   LIFE TECHNOLOGIES CORPORATION+                                                               10,829,181
    1,452,700   MDS INCORPORATED+                                                                            13,742,542

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

SMALL CAP VALUE FUND

    SHARES      SECURITY NAME                                                                                VALUE
-------------   -------------------------------------------------------------------------------------   ---------------
LIFE SCIENCES TOOLS & SERVICES (CONTINUED)
      428,800   PAREXEL INTERNATIONAL CORPORATION+                                                      $     8,803,264
                                                                                                             52,002,053
                                                                                                        ===============
INDUSTRIALS: 13.38%
AEROSPACE & DEFENSE: 0.12%
    1,675,100   ASCENT SOLAR TECHNOLOGIES INCORPORATED+                                                       4,556,272
                                                                                                        ---------------
AIRLINES: 5.45%
      675,600   ALASKA AIR GROUP INCORPORATED+                                                               34,854,204
    4,214,200   DELTA AIR LINES INCORPORATED+                                                                50,064,696
      698,700   LAN AIRLINES SA ADR                                                                          16,677,969
    4,156,400   UAL CORPORATION+                                                                             98,672,936
                                                                                                            200,269,805
                                                                                                        ---------------
COMMERCIAL SERVICES & SUPPLIES: 4.53%
    1,900,700   ABM INDUSTRIES INCORPORATED                                                                  41,245,190
    2,992,300   ACCO BRANDS CORPORATION+                                                                     17,714,416
    2,708,100   GEO GROUP INCORPORATED+                                                                      58,440,798
      746,100   HEALTHCARE SERVICES GROUP                                                                    16,667,874
    2,469,600   HILL INTERNATIONAL INCORPORATED+                                                             11,360,160
      708,500   KFORCE INCORPORATED+                                                                          9,571,835
      391,600   VERISK ANALYTICS INCORPORATED CLASS A+                                                       11,626,604
                                                                                                            166,626,877
                                                                                                        ---------------
CONSTRUCTION & ENGINEERING: 1.99%
    3,003,300   CHICAGO BRIDGE & IRON COMPANY NV+                                                            67,604,283
      774,502   PRIMORIS SERVICES CORPORATION                                                                 5,591,904
                                                                                                             73,196,187
                                                                                                        ---------------
ELECTRICAL EQUIPMENT: 0.81%
    1,896,000   GRAFTECH INTERNATIONAL LIMITED+                                                              29,729,280
                                                                                                        ---------------
ROAD & RAIL: 0.33%
    1,114,600   COVENANT TRANSPORT INCORPORATED CLASS A+                                                     10,466,094
    3,720,903   YRC WORLDWIDE INCORPORATED+                                                                   1,469,757
                                                                                                             11,935,851
                                                                                                        ---------------
TRADING COMPANIES & DISTRIBUTORS: 0.15%
      416,700   UNITED RENTALS INCORPORATED+                                                                  5,492,106
                                                                                                        ===============
INFORMATION TECHNOLOGY: 7.00%
COMMUNICATIONS EQUIPMENT: 1.23%
    1,829,800   BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                                  9,057,510
    1,596,148   CHINA GRENTECH CORPORATION LIMITED ADR+                                                       3,224,219
    2,129,700   HARMONIC INCORPORATED+                                                                       14,844,009
   14,298,500   MRV COMMUNICATIONS INCORPORATED+                                                             18,173,394
                                                                                                             45,299,132
                                                                                                        ---------------
COMPUTERS & PERIPHERALS: 1.62%
    3,515,800   CRAY INCORPORATED+                                                                           23,415,228

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

SMALL CAP VALUE FUND

    SHARES      SECURITY NAME                                                                                VALUE
-------------   -------------------------------------------------------------------------------------   ---------------
COMPUTERS & PERIPHERALS (CONTINUED)
    3,418,300   INTERMEC INCORPORATED+                                                                  $    35,892,150
                                                                                                             59,307,378
                                                                                                        ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS: 3.86%
      759,900   COGNEX CORPORATION                                                                           14,172,135
    1,012,700   COHERENT INCORPORATED+                                                                       37,490,154
    1,381,900   OSI SYSTEMS INCORPORATED+                                                                    38,403,001
    4,175,800   POWER ONE INCORPORATED+                                                                      51,905,194
                                                                                                            141,970,484
                                                                                                        ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 0.29%
    3,845,300   LTX-CREDENCE CORPORATION+                                                                    10,766,840
                                                                                                        ===============
MATERIALS: 15.49%
CHEMICALS: 0.49%
    1,349,600   CALGON CARBON CORPORATION+                                                                   17,868,704
                                                                                                        ---------------
CONTAINERS & PACKAGING: 0.45%
    8,221,100   INTERTAPE POLYMER GROUP INCORPORATED+                                                        16,524,411
                                                                                                        ---------------
METALS & MINING: 14.21%
      783,400   AGNICO-EAGLE MINES LIMITED#                                                                  43,674,550
    1,099,400   CARPENTER TECHNOLOGY CORPORATION                                                             38,424,030
    2,797,700   ELDORADO GOLD CORPORATION                                                                    45,574,533
    2,006,845   GREAT BASIN GOLD LIMITED+                                                                     3,592,253
      589,100   HARRY WINSTON DIAMOND CORPORATION+                                                            7,257,712
    2,550,800   PETAQUILLA MINERALS LIMITED+                                                                  1,094,293
    2,761,600   RANDGOLD RESOURCES LIMITED ADR                                                              248,212,608
      842,200   ROYAL GOLD INCORPORATED                                                                      37,166,286
      292,257   SANDSTORM METALS & ENERGY LIMITED+                                                              102,342
   10,243,500   SANDSTORM RESOURCES LIMITED+                                                                  6,875,167
      846,476   SILVER STANDARD RESOURCES INCORPORATED+                                                      13,848,347
    2,512,900   STEEL DYNAMICS INCORPORATED                                                                  35,984,728
      396,000   UNITED STATES STEEL CORPORATION                                                              17,554,680
       99,400   WEBCO INDUSTRIES INCORPORATED+                                                                6,262,200
    1,793,300   YAMANA GOLD INCORPORATED                                                                     16,892,883
                                                                                                            522,516,612
                                                                                                        ---------------
PAPER & FOREST PRODUCTS: 0.34%
    1,826,800   WAUSAU PAPER CORPORATION+                                                                    12,477,044
                                                                                                        ===============
TELECOMMUNICATION SERVICES: 0.61%
DIVERSIFIED TELECOMMUNICATION SERVICES: 0.61%
    7,621,300   CINCINNATI BELL INCORPORATED+                                                                22,559,048
                                                                                                        ---------------
UTILITIES: 0.20%
GAS UTILITIES: 0.20%
      198,900   EQT CORPORATION                                                                               7,294,419
                                                                                                        ---------------
TOTAL COMMON STOCKS (COST $2,868,986,978)                                                                 3,454,460,310
                                                                                                        ---------------
INVESTMENT COMPANIES: 1.49%
      640,600   KBW REGIONAL BANKING ETF                                                                     15,220,656

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

SMALL CAP VALUE FUND

    SHARES      SECURITY NAME                                                                                VALUE
-------------   -------------------------------------------------------------------------------------   ---------------
INVESTMENT COMPANIES (CONTINUED)
      822,600   MARKET VECTORS GOLD MINERS ETF                                                          $    39,665,772
TOTAL INVESTMENT COMPANIES (COST $41,787,459)                                                                54,886,428
                                                                                                        ---------------

                                                                                          EXPIRATION
                                                                                             DATE
                                                                                        -------------
WARRANTS: 0.00%
FINANCIALS: 0.00%
REAL ESTATE INVESTMENT TRUST: 0.00%
      623,631   ARMOUR RESIDENTIAL REIT INCORPORATED+                                      11/07/2011            34,300
TOTAL WARRANTS (COST $35,328)                                                                                    34,300
                                                                                                        ---------------

  PRINCIPAL                                                                 YIELD
-------------                                                           -------------
SHORT-TERM INVESTMENTS: 5.20%
INVESTMENT COMPANIES: 5.20%
  190,969,811   WELLS FARGO ADVANTAGE MONEY MARKET
                TRUST(L)(U)                                                     0.31%                       190,969,810
                                                                                                        ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $190,969,810)                                                            190,969,810
                                                                                                        ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $3,101,779,575)*                                         100.66%                                    3,700,350,848
OTHER ASSETS AND LIABILITIES, NET                               (0.66)                                      (24,348,962)
                                                               ------                                   ---------------
TOTAL NET ASSETS                                               100.00%                                  $ 3,676,001,886
                                                               ------                                   ---------------

#    ALL OR A PORTION OF THIS SECURITY SEGRAGATED AS COLLATERAL FOR WRITTEN
     OPTIONS.

(l)  INVESTMENT IN AN AFFILIATE.

+    NON-INCOME EARNING SECURITIES.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(u)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

** REPRESENTS AN AFFILIATE OF THE FUND UNDER SECTION 2(A)(2) AND 2(A)(3) OF THE INVESTMENT COMPANY ACT OF 1940, AS FUND HOLDS 5% OR MORE OF THE ISSUER'S OUTSTANDING VOTING SHARES.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $3,134,880,826 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $ 978,109,056
GROSS UNREALIZED DEPRECIATION    (412,639,034)
                                -------------
NET UNREALIZED APPRECIATION     $ 565,470,022

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

SMALL/MID CAP VALUE FUND

    SHARES      SECURITY NAME                                                                                VALUE
-------------   -------------------------------------------------------------------------------------   ---------------
COMMON STOCKS: 98.53%
CONSUMER DISCRETIONARY: 6.51%
AUTO COMPONENTS: 0.86%
      100,415   GENTEX CORPORATION                                                                      $     1,934,997
                                                                                                        ---------------
HOTELS, RESTAURANTS & LEISURE: 0.85%
      606,741   CENTURY CASINOS INCORPORATED+                                                                 1,304,493
      476,655   EMPIRE RESORTS INCORPORATED                                                                     605,352
                                                                                                              1,909,845
                                                                                                        ---------------
HOUSEHOLD DURABLES: 1.53%
       77,813   CAVCO INDUSTRIES INCORPORATED+                                                                2,728,124
      325,167   PALM HARBOR HOMES INCORPORATED+                                                                 731,626
                                                                                                              3,459,750
                                                                                                        ---------------
LEISURE EQUIPMENT & PRODUCTS: 0.51%
      168,685   CLARUS CORPORATION+                                                                           1,157,179
                                                                                                        ---------------
MEDIA: 2.38%
      577,994   ENTRAVISION COMMUNICATIONS CORPORATION CLASS A+                                               1,248,467
      129,615   INTERPUBLIC GROUP OF COMPANIES INCORPORATED+                                                  1,184,681
       21,800   OUTDOOR CHANNEL HOLDINGS INCORPORATED+                                                          123,824
      108,875   REGAL ENTERTAINMENT GROUP CLASS A                                                             1,453,481
       31,905   SCRIPPS NETWORKS INTERACTIVE INCORPORATED                                                     1,360,110
                                                                                                              5,370,563
                                                                                                        ---------------
SPECIALTY RETAIL: 0.38%
      491,701   BAKERS FOOTWEAR GROUP INCORPORATED+                                                             270,436
       21,520   VITAMIN SHOPPE INCORPORATED+                                                                    587,926
                                                                                                                858,362
                                                                                                        ---------------
CONSUMER STAPLES: 0.64%
HOUSEHOLD PRODUCTS: 0.64%
       39,810   WD-40 COMPANY                                                                                 1,447,492
                                                                                                        ---------------
ENERGY: 21.73%
ENERGY EQUIPMENT & SERVICES: 5.75%
      450,825   GLOBAL INDUSTRIES LIMITED+                                                                    2,136,911
      152,155   HELIX ENERGY SOLUTIONS GROUP INCORPORATED+                                                    1,428,735
       32,175   HELMERICH & PAYNE INCORPORATED                                                                1,304,053
      149,710   KEY ENERGY SERVICES INCORPORATED+                                                             1,446,199
       31,425   MCDERMOTT INTERNATIONAL INCORPORATED+                                                           738,802
      456,256   NEWPARK RESOURCES INCORPORATED+                                                               3,645,485
       34,400   PRIDE INTERNATIONAL INCORPORATED+                                                               818,376
      157,890   WILLBROS GROUP INCORPORATED+                                                                  1,444,694
                                                                                                             12,963,255
                                                                                                        ---------------
OIL, GAS & CONSUMABLE FUELS: 15.98%
       85,675   CANADIAN NATURAL RESOURCES LIMITED                                                            2,948,934
       65,250   EL PASO CORPORATION                                                                             803,880
       99,272   ENERGY XXI BERMUDA LIMITED+                                                                   1,684,646

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

SMALL/MID CAP VALUE FUND

    SHARES      SECURITY NAME                                                                                VALUE
-------------   -------------------------------------------------------------------------------------   ---------------
OIL, GAS, & CONSUMABLE FUELS (CONTINUED)
       40,410   EXCO RESOURCES INCORPORATED                                                             $       586,349
      211,404   INTEROIL CORPORATION+                                                                        12,684,240
       47,640   MARATHON OIL CORPORATION                                                                      1,593,558
      418,270   MCMORAN EXPLORATION COMPANY+                                                                  4,354,191
       24,130   NEWFIELD EXPLORATION COMPANY+                                                                 1,289,990
       41,295   PENN WEST ENERGY TRUST                                                                          800,710
       23,620   PIONEER NATURAL RESOURCES COMPANY                                                             1,368,070
       38,375   PLAINS EXPLORATION & PRODUCTION COMPANY+                                                        865,356
       85,832   RANGE RESOURCES CORPORATION                                                                   3,186,084
      141,020   SANDRIDGE ENERGY INCORPORATED+                                                                  832,018
      308,400   TRILOGY ENERGY CORPORATION                                                                    3,059,851
                                                                                                             36,057,877
                                                                                                        ---------------
FINANCIALS: 20.33%
CAPITAL MARKETS: 0.36%
       50,445   ARTIO GLOBAL INVESTOS INCORPORATED                                                              810,651
                                                                                                        ---------------
COMMERCIAL BANKS: 4.99%
      121,727   1ST UNITED BANCORP INCORPORATED+                                                                905,649
      124,710   AMERICAN RIVER HOLDINGS                                                                         889,182
       77,320   BANCORP INCORPORATED+                                                                           583,766
      124,735   CENTER FINANCIAL CORPORATION+                                                                   644,880
      207,780   COMMUNITY BANKERS TRUST CORPORATION                                                             380,237
      259,497   FIRST SECURITY GROUP INCORPORATED                                                               506,019
       26,710   IBERIABANK CORPORATION                                                                        1,387,852
       51,350   MIDSOUTH BANCORP INCORPORATED                                                                   669,604
      279,325   PACIFIC PREMIER BANCORP INCORPORATED+                                                         1,201,098
       45,230   SIERRA BANCORP                                                                                  535,976
       70,710   STERLING BANCORP                                                                                690,130
       33,905   UNIVEST CORPORATION OF PENNSYLVANIA                                                             587,574
       58,865   WASHINGTON BANKING COMPANY                                                                      848,245
       72,120   WESTERN LIBERTY BANCORP+                                                                        562,536
       85,975   WILMINGTON TRUST CORPORATION                                                                    871,787
                                                                                                             11,264,535
                                                                                                        ---------------
INSURANCE: 2.13%
       35,745   ARGO GROUP INTERNATIONAL HOLDINGS LIMITED                                                     1,113,099
      648,339   FIRST ACCEPTANCE CORPORATION+                                                                 1,115,143
      108,481   HILLTOP HOLDINGS INCORPORATED+                                                                1,127,118
       33,330   MERCURY GENERAL CORPORATION                                                                   1,437,523
                                                                                                              4,792,883
                                                                                                        ---------------
REAL ESTATE INVESTMENT TRUSTS: 12.38%
      193,188   ANNALY CAPITAL MANAGEMENT INCORPORATED                                                        3,361,471
      305,095   ANWORTH MORTGAGE ASSET CORPORATION                                                            2,126,512
      235,565   CAPSTEAD MORTGAGE CORPORATION                                                                 2,756,111
    2,337,736   CHIMERA INVESTMENT CORPORATION                                                                9,047,038
       66,195   HATTERAS FINANCIAL CORPORATION                                                                1,962,020
      133,595   MFA MORTGAGE INVESTMENTS INCORPORATED                                                           980,587
      788,551   ORIGEN FINANCIAL INCORPORATED+                                                                1,379,964
       59,700   REDWOOD TRUST INCORPORATED                                                                      934,305
       97,784   SUN COMMUNITIES INCORPORATED                                                                  2,845,514
      221,680   UMH PROPERTIES INCORPORATED                                                                   2,544,886
                                                                                                             27,938,408
                                                                                                        ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

SMALL/MID CAP VALUE FUND

    SHARES      SECURITY NAME                                                                                VALUE
-------------   -------------------------------------------------------------------------------------   ---------------
REAL ESTATE MANAGEMENT & DEVELOPMENT: 0.07%
       15,870   KENNEDY WILSON HOLDINGS INCORPORATED+                                                   $       157,589
                                                                                                        ---------------
THRIFTS & MORTGAGE FINANCE: 0.40%
       46,310   FIRST NIAGARA FINANCIAL GROUP INCORPORATED                                                      621,017
       23,325   NORTHWEST BANCSHARES INCORPORATED                                                               282,932
                                                                                                                903,949
                                                                                                        ---------------
HEALTH CARE: 6.53%
HEALTH CARE EQUIPMENT & SUPPLIES: 3.05%
      448,297   ALLIED HEALTHCARE PRODUCTS INCORPORATED+                                                      1,488,346
       14,650   HAEMONETICS CORPORATION+                                                                        809,413
      440,727   ORASURE TECHNOLOGIES INCORPORATED+                                                            2,089,046
       20,680   STRYKER CORPORATION                                                                             963,068
       64,185   WRIGHT MEDICAL GROUP INCORPORATED+                                                            1,001,928
       20,250   ZOLL MEDICAL CORPORATION+                                                                       535,815
                                                                                                              6,887,616
                                                                                                        ---------------
HEALTH CARE PROVIDERS & SERVICES: 1.60%
      112,165   CROSS COUNTRY HEALTHCARE INCORPORATED+                                                          996,025
       87,197   ENSIGN GROUP INCORPORATED                                                                     1,569,546
       60,181   GENOPTIX INCORPORATED+                                                                        1,039,928
                                                                                                              3,605,499
                                                                                                        ---------------
HEALTH CARE TECHNOLOGY: 1.26%
       28,120   COMPUTER PROGRAMS & SYSTEMS INCORPORATED                                                      1,264,556
      248,710   MERGE HEALTHCARE INCORPORATED+                                                                  805,820
       56,130   TRANSCEND SERVICES INCORPORATED+                                                                780,768
                                                                                                              2,851,144
                                                                                                        ---------------
LIFE SCIENCES TOOLS & SERVICES: 0.62%
      197,662   ACCELRYS INCORPORATED+                                                                        1,393,517
                                                                                                        ---------------
INDUSTRIALS: 10.97%
AEROSPACE & DEFENSE: 0.60%
       92,735   ORBITAL SCIENCES CORPORATION+                                                                 1,357,640
                                                                                                        ---------------
BUILDING PRODUCTS: 0.38%
      260,814   PATRICK INDUSTRIES INCORPORATED+                                                                472,073
      145,781   U.S. HOME SYSTEMS INCORPORATED+                                                                 390,693
                                                                                                                862,766
                                                                                                        ---------------
COMMERCIAL SERVICES & SUPPLIES: 5.05%
       46,365   ABM INDUSTRIES INCORPORATED                                                                   1,006,121
      248,550   ACCO BRANDS CORPORATION+                                                                      1,471,416
       24,765   AVERY DENNISON CORPORATION                                                                      887,825
       43,445   CORRECTIONS CORPORATION OF AMERICA+                                                             850,219
      186,187   GEO GROUP INCORPORATED+                                                                       4,017,915
       45,829   HEALTHCARE SERVICES GROUP                                                                     1,023,820
       78,082   STANDARD PARKING CORPORATION+                                                                 1,332,079

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

SMALL/MID CAP VALUE FUND

    SHARES      SECURITY NAME                                                                                VALUE
-------------   -------------------------------------------------------------------------------------   ---------------
COMMERCIAL SERVICES & SUPPLIES (CONTINUED)
       27,365   VERISK ANALYTICS INCORPORATED CLASS A+                                                  $       812,467
                                                                                                             11,401,862
                                                                                                        ---------------

CONSTRUCTION & ENGINEERING: 2.82%
      769,760   HILL INTERNATIONAL INCORPORATED+                                                              3,540,896
      148,299   INTEGRATED ELECTRICAL SERVICES INCORPORATED+                                                    541,291
      313,998   PRIMORIS SERVICES CORPORATION                                                                 2,267,066
                                                                                                              6,349,253
                                                                                                        ---------------
ELECTRICAL EQUIPMENT: 0.42%
       47,015   ABB LIMITED ADR                                                                                 948,763
                                                                                                        ---------------
MACHINERY: 1.24%
       63,535   ACTUANT CORPORATION CLASS A                                                                   1,310,092
       38,920   KAYDON CORPORATION                                                                            1,478,571
                                                                                                              2,788,663
                                                                                                        ---------------
MARINE: 0.42%
      358,825   STAR BULK CARRIERS CORPORATION                                                                  943,710
                                                                                                        ---------------
ROAD & RAIL: 0.04%
      225,155   YRC WORLDWIDE INCORPORATED+                                                                      88,936
                                                                                                        ---------------
INFORMATION TECHNOLOGY: 16.58%
COMMUNICATIONS EQUIPMENT: 4.24%
      391,195   BIGBAND NETWORKS INCORPORATED+                                                                1,220,528
      313,715   BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                                  1,552,889
      385,884   CHINA GRENTECH CORPORATION LIMITED ADR+                                                         779,486
      480,430   EMCORE CORPORATION+                                                                             433,204
    2,443,640   MRV COMMUNICATIONS INCORPORATED+                                                              3,105,866
    1,493,960   SANDVINE CORPORATION+                                                                         2,465,930
                                                                                                              9,557,903
                                                                                                        ---------------
COMPUTERS & PERIPHERALS: 1.63%
      234,020   CRAY INCORPORATED+                                                                            1,558,573
      200,920   INTERMEC INCORPORATED+                                                                        2,109,660
                                                                                                              3,668,233
                                                                                                        ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS: 3.62%
      496,432   EVANS & SUTHERLAND COMPUTER CORPORATION+                                                        372,324
       58,991   OSI SYSTEMS INCORPORATED+                                                                     1,639,360
      395,535   POWER ONE INCORPORATED+                                                                       4,916,500
      129,377   RICHARDSON ELECTRONICS LIMITED                                                                1,235,550
                                                                                                              8,163,734
                                                                                                        ---------------
IT SERVICES: 2.74%
       69,620   SAIC INCORPORATED+                                                                            1,157,781
      608,213   TIER TECHNOLOGIES INCORPORATED CLASS B+                                                       3,995,959
       63,845   WESTERN UNION COMPANY                                                                         1,036,204
                                                                                                              6,189,944
                                                                                                        ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

SMALL/MID CAP VALUE FUND

    SHARES      SECURITY NAME                                                                                VALUE
-------------   -------------------------------------------------------------------------------------   ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 3.52%
      108,345   FORMFACTOR INCORPORATED+                                                                $     1,048,780
      763,704   LTX-CREDENCE CORPORATION+                                                                     2,138,371
       73,915   MEMC ELECTRONIC MATERIALS INCORPORATED+                                                         706,627
      349,555   MICRON TECHNOLOGY INCORPORATED+                                                               2,544,760
      846,955   TRIDENT MICROSYSTEMS INCORPORATED+                                                            1,516,049
                                                                                                              7,954,587
                                                                                                        ---------------

SOFTWARE: 0.83%
       34,905   HENRY JACK & ASSOCIATES INCORPORATED                                                            886,587
       24,885   INTUIT INCORPORATED+                                                                            989,179
                                                                                                              1,875,766
                                                                                                        ---------------
MATERIALS: 14.85%
CHEMICALS: 0.45%
       22,210   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                               1,007,890
                                                                                                        ---------------
CONTAINERS & PACKAGING: 0.65%
      736,206   INTERTAPE POLYMER GROUP INCORPORATED+                                                         1,479,774
                                                                                                        ---------------
METALS & MINING: 13.75%
       44,520     AGNICO-EAGLE MINES LIMITED                                                                  2,481,990
       35,394     CENTERRA GOLD INCORPORATED                                                                    446,535
       41,200     CENTERRA GOLD INCORPORATED(A)(I)                                                              521,387
       47,930     GOLDCORP INCORPORATED                                                                       1,875,980
      909,865     LUCARA DIAMOND CORPORATION+                                                                   687,221
    1,198,360     MINERA ANDES INCORPORATED+                                                                    880,795
       61,465     NEWMONT MINING CORPORATION                                                                  3,435,894
      686,440     PETAQUILLA MINERALS LIMITED+                                                                  294,483
      122,587     RANDGOLD RESOURCES LIMITED ADR                                                             11,018,120
      992,475     ROCKWELL DIAMONDS INCORPORATED+                                                                66,992
   12,881,250     ROCKWELL DIAMONDS INCORPORATED+(I)                                                            814,436
       51,920     ROYAL GOLD INCORPORATED                                                                     2,291,230
      498,425     SAN GOLD CORPORATION+                                                                       1,809,283
       79,648     SANDSTORM METALS & ENERGY LIMITED+                                                             27,891
    2,854,655     SANDSTORM RESOURCES LIMITED+                                                                1,915,969
       59,723     SILVER STANDARD RESOURCES INCORPORATED+                                                       977,068
       13,670     UNITED STATES STEEL CORPORATION                                                               605,991
       91,640     YAMANA GOLD INCORPORATED                                                                      863,249
                                                                                                             31,014,514
                                                                                                        ---------------
TELECOMMUNICATION SERVICES: 0.39%
DIVERSIFIED TELECOMMUNICATION SERVICES: 0.39%
      296,990   CINCINNATI BELL INCORPORATED+                                                                   879,089
                                                                                                        ---------------
TOTAL COMMON STOCKS (COST $202,828,988)                                                                     222,298,138
                                                                                                        ---------------
INVESTMENT COMPANIES: 1.23%
       56,165   KBW REGIONAL BANKING ETF                                                                $     1,334,480

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

SMALL/MID CAP VALUE FUND

    SHARES      SECURITY NAME                                                                                VALUE
-------------   -------------------------------------------------------------------------------------   ---------------
INVESTMENT COMPANIES (CONTINUED)
       53,535   Market Vectors Junior Gold Miner Mutual Fund ETF                                        $     1,427,778
TOTAL INVESTMENT COMPANIES (COST $2,591,209)                                                                  2,762,258
                                                                                                        ---------------

                                                                                          EXPIRATION
                                                                                             DATE
                                                                                        -------------
WARRANTS: 0.14%
MATERIALS:  0.14%
METALS & MINING: 0.14%
      904,067   SANDSTORM RESOURCES LIMITED                                                04/23/2014           325,378
                                                                                                        ---------------
TOTAL WARRANTS (COST $15,993)                                                                                   325,378
                                                                                                        ---------------

SHORT TERM INVESTMENTS: 0.79%

                                                                            YIELD
                                                                        -------------
INVESTMENT COMPANIES: 0.79%
    1,777,105   WELLS FARGO ADVANTAGE MONEY MARKET
                TRUST (L) (U)                                                   0.31%                         1,777,105
TOTAL SHORT-TERM INVESTMENTS (COST $1,777,105)                                                                1,777,105
                                                                                                        ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $207,213,295)*                                           100.69%                                      227,162,879
OTHER ASSETS AND LIABILITIES, NET                               (0.69)                                       (1,547,106)
                                                               ------                                   ---------------
TOTAL NET ASSETS                                               100.00%                                  $   225,615,773
                                                               ------                                   ---------------

+    NON-INCOME EARNING SECURITIES.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)  ILLIQUID SECURITY.

(L)  INVESTMENT IN AN AFFILIATE.

(U)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $214,692,280 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $ 43,211,665
GROSS UNREALIZED DEPRECIATION    (30,741,066)
                                ------------
NET UNREALIZED APPRECIATION     $ 12,470,599

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

SPECIAL MID CAP VALUE FUND (FORMERLY, WELLS FARGO ADVANTAGE MID CAP DISCIPLINED
FUND)

    SHARES      SECURITY NAME                                                                                VALUE
-------------   -------------------------------------------------------------------------------------   ---------------
COMMON STOCKS: 93.92%
CONSUMER DISCRETIONARY: 10.16%
AUTO COMPONENTS: 0.53%
      311,937   MODINE MANUFACTURING COMPANY+                                                           $     3,166,161
                                                                                                        ---------------
DIVERSIFIED CONSUMER SERVICES: 1.63%
      258,801   REGIS CORPORATION<<                                                                           3,941,539
      214,681   WEIGHT WATCHERS INTERNATIONAL INCORPORATED<<                                                  5,880,113
                                                                                                              9,821,652
                                                                                                        ---------------
HOTELS, RESTAURANTS & LEISURE: 1.53%
    2,123,410   WENDY'S ARBY'S GROUP INCORPORATED                                                             9,258,068
                                                                                                        ---------------
HOUSEHOLD DURABLES: 2.42%
      109,732   JARDEN CORPORATION                                                                            3,176,741
      193,671   MOHAWK INDUSTRIES INCORPORATED+                                                               9,476,322
       33,800   STANLEY BLACK & DECKER INCORPORATED                                                           1,961,076
                                                                                                             14,614,139
                                                                                                        ---------------
MEDIA: 1.11%
       15,999   WASHINGTON POST COMPANY CLASS B<<                                                             6,727,420
                                                                                                        ---------------
MULTILINE RETAIL: 0.68%
      167,165   JCPENNEY COMPANY INCORPORATED                                                                 4,117,274
                                                                                                        ---------------
SPECIALTY RETAIL: 2.26%
    1,694,593   OFFICE DEPOT INCORPORATED<<+                                                                  7,320,642
      286,585   RENT-A-CENTER INCORPORATED                                                                    6,302,004
                                                                                                             13,622,646
                                                                                                        ---------------
CONSUMER STAPLES: 6.98%
FOOD & STAPLES RETAILING: 4.16%
      634,604   KROGER COMPANY                                                                               13,440,913
      408,100   WALGREEN COMPANY<<                                                                           11,651,255
                                                                                                             25,092,168
                                                                                                        ---------------
FOOD PRODUCTS: 2.82%
      160,507   RALCORP HOLDINGS INCORPORATED<<+                                                              9,373,609
      518,988   SARA LEE CORPORATION                                                                          7,675,833
                                                                                                             17,049,442
                                                                                                        ---------------
ENERGY: 7.46%
ENERGY EQUIPMENT & SERVICES: 3.81%
      146,066   ENSCO INTERNATIONAL PLC ADR<<                                                                 6,107,019
      320,711   EXTERRAN HOLDINGS INCORPORATED<<+                                                             8,553,362
      452,604   NABORS INDUSTRIES LIMITED+                                                                    8,332,440
                                                                                                             22,992,821
                                                                                                        ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

SPECIAL MID CAP VALUE FUND (FORMERLY, WELLS FARGO ADVANTAGE MID CAP DISCIPLINED
FUND)

    SHARES      SECURITY NAME                                                                                VALUE
-------------   -------------------------------------------------------------------------------------   ---------------
OIL, GAS & CONSUMABLE FUELS: 3.65%
      114,210   CIMAREX ENERGY COMPANY                                                                  $     7,865,643
      151,508   COMSTOCK RESOURCES INCORPORATED+                                                              3,834,667
      247,589   FOREST OIL CORPORATION<<+                                                                     7,078,570
       37,115   WHITING PETROLEUM CORPORATION<<+                                                              3,266,491
                                                                                                             22,045,371
                                                                                                        ---------------
FINANCIALS: 20.11%
CAPITAL MARKETS: 1.77%
      171,400   ALLIANCE BERNSTEIN HOLDING LP                                                                 4,572,952
      130,000   NORTHERN TRUST CORPORATION                                                                    6,108,700
                                                                                                             10,681,652
                                                                                                        ---------------
COMMERCIAL BANKS: 7.55%
    2,194,691   CAPITALSOURCE INCORPORATED                                                                   11,807,438
      132,188   COMMERCE BANCSHARES INCORPORATED                                                              5,175,160
      850,300   CVB FINANCIAL CORPORATION<<                                                                   8,656,054
    1,288,246   KEYCORP<<                                                                                    10,898,561
      240,380   UMB FINANCIAL CORPORATION<<                                                                   9,043,096
                                                                                                             45,580,309
                                                                                                        ---------------
CONSUMER FINANCE: 0.83%
      328,450   DISCOVER FINANCIAL SERVICES                                                                   5,015,432
                                                                                                        ---------------
INSURANCE: 6.78%
       38,958   ALLIED WORLD ASSURANCE HOLDINGS<<                                                             1,940,888
      201,188   ASSURED GUARANTY LIMITED                                                                      3,158,652
      615,903   BROWN & BROWN INCORPORATED                                                                   12,330,378
      580,347   FIDELITY NATIONAL TITLE GROUP INCORPORATED                                                    8,571,725
      561,000   STEWART INFORMATION SERVICES CORPORATION<<                                                    5,604,390
      375,581   VALIDUS HOLDINGS LIMITED                                                                      9,329,432
                                                                                                             40,935,465
                                                                                                        ---------------
REAL ESTATE MANAGEMENT & DEVELOPMENT: 0.66%
      247,196   FORESTAR REAL ESTATE GROUP INCORPORATED+                                                      3,982,328
                                                                                                        ---------------
THRIFTS & MORTGAGE FINANCE: 2.52%
      489,447   HUDSON CITY BANCORP INCORPORATED<<                                                            6,078,932
      662,240   PEOPLE'S UNITED FINANCIAL INCORPORATED<<                                                      9,165,402
                                                                                                             15,244,334
                                                                                                        ---------------
HEALTH CARE: 7.90%
BIOTECHNOLOGY: 1.14%
      121,201   CEPHALON INCORPORATED<<+                                                                      6,878,157
                                                                                                        ---------------
HEALTH CARE EQUIPMENT & SUPPLIES: 0.81%
       98,979   ALERE INCORPORATED<<+                                                                         2,784,279
       40,800   HOSPIRA INCORPORATED+                                                                         2,125,680
                                                                                                              4,909,959
                                                                                                        ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

SPECIAL MID CAP VALUE FUND (FORMERLY, WELLS FARGO ADVANTAGE MID CAP DISCIPLINED
FUND)

    SHARES      SECURITY NAME                                                                                VALUE
-------------   -------------------------------------------------------------------------------------   ---------------
HEALTH CARE PROVIDERS & SERVICES: 3.11%
       96,449   LHC GROUP INCORPORATED<<+                                                               $     2,217,363
      336,155   OMNICARE INCORPORATED<<                                                                       8,279,498
      176,000   QUEST DIAGNOSTICS INCORPORATED                                                                8,270,240
                                                                                                             18,767,101
                                                                                                        ---------------
LIFE SCIENCES TOOLS & SERVICES: 1.40%
      348,996   PHARMACEUTICAL PRODUCT DEVELOPMENT INCORPORATED<<                                             8,466,643
                                                                                                        ---------------
PHARMACEUTICALS: 1.44%
      134,229   FOREST LABORATORIES INCORPORATED+                                                             3,724,855
      564,690   KING PHARMACEUTICALS INCORPORATED+                                                            4,946,684
                                                                                                              8,671,539
                                                                                                        ---------------
INDUSTRIALS: 13.65%
AEROSPACE & DEFENSE: 1.17%
      149,997   ITT CORPORATION                                                                               7,067,859
                                                                                                        ---------------
AIR FREIGHT & LOGISTICS: 2.45%
      178,800   FEDEX CORPORATION                                                                            14,759,940
                                                                                                        ---------------
COMMERCIAL SERVICES & SUPPLIES: 2.25%
       55,540   DUN & BRADSTREET CORPORATION<<                                                                3,796,714
       69,600   QUAD GRAPHICS INCORPORATED+                                                                   2,960,784
       85,044   TOWERS WATSON & COMPANY                                                                       3,785,308
       89,200   WASTE MANAGEMENT INCORPORATED<<                                                               3,028,340
                                                                                                             13,571,146
                                                                                                        ---------------
CONSTRUCTION & ENGINEERING: 1.55%
      359,628   EMCOR GROUP INCORPORATED+                                                                     9,353,924
                                                                                                        ---------------
ELECTRICAL EQUIPMENT: 1.44%
      555,730   GRAFTECH INTERNATIONAL LIMITED+                                                               8,713,846
                                                                                                        ---------------
INDUSTRIAL CONGLOMERATES: 2.07%
      326,900   TYCO INTERNATIONAL LIMITED                                                                   12,513,732
                                                                                                        ---------------
MACHINERY: 2.72%
      218,708   ACTUANT CORPORATION CLASS A<<                                                                 4,509,759
      139,304   HARSCO CORPORATION                                                                            3,226,281
      426,800   TRINITY INDUSTRIES INCORPORATED<<                                                             8,693,916
                                                                                                             16,429,956
                                                                                                        ---------------
INFORMATION TECHNOLOGY: 15.80%
COMMUNICATIONS EQUIPMENT: 1.52%
      183,786   COMMSCOPE INCORPORATED+                                                                       3,738,207
      723,200   COMVERSE TECHNOLOGY INCORPORATED+                                                             5,424,000
                                                                                                              9,162,207
                                                                                                        ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

SPECIAL MID CAP VALUE FUND (FORMERLY, WELLS FARGO ADVANTAGE MID CAP DISCIPLINED
FUND)

    SHARES      SECURITY NAME                                                                                VALUE
-------------   -------------------------------------------------------------------------------------   ---------------
COMPUTERS & PERIPHERALS: 1.70%
      209,314   IMATION CORPORATION+                                                                    $     1,950,806
      792,400   INTERMEC INCORPORATED<<+                                                                      8,320,200
                                                                                                             10,271,006
                                                                                                        ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS: 4.84%
      546,993   INGRAM MICRO INCORPORATED CLASS A+                                                            9,041,794
      884,243   MOLEX INCORPORATED CLASS A                                                                   14,943,707
      615,063   VISHAY INTERTECHNOLOGY INCORPORATED<<+                                                        5,221,885
            1   VISHAY PRECISION GROUP+                                                                              13
                                                                                                             29,207,399
                                                                                                        ---------------
INTERNET SOFTWARE & SERVICES: 2.41%
      581,672   IAC INTERACTIVE CORPORATION+                                                                 14,541,800
                                                                                                        ---------------
IT SERVICES: 4.23%
      352,695   GLOBAL PAYMENTS INCORPORATED<<                                                               13,307,182
      199,089   HEWITT ASSOCIATES INCORPORATED CLASS A<<+                                                     9,775,270
      163,565   TOTAL SYSTEM SERVICES INCORPORATED<<                                                          2,438,754
                                                                                                             25,521,206
                                                                                                        ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 1.10%
      414,680   ATMI INCORPORATED+                                                                            6,153,851
      126,600   LSI LOGIC CORPORATION+                                                                          510,198
                                                                                                              6,664,049
                                                                                                        ---------------
MATERIALS: 8.06%
CHEMICALS: 3.09%
      193,165   FMC CORPORATION<<                                                                            12,070,881
      326,400   OLIN CORPORATION<<                                                                            6,625,920
                                                                                                             18,696,801
                                                                                                        ---------------
CONTAINERS & PACKAGING: 1.25%
      265,683    SILGAN HOLDINGS INCORPORATED                                                                 7,550,711
                                                                                                        ---------------
METALS & MINING: 1.47%
      135,422   ALLEGHENY TECHNOLOGIES INCORPORATED<<                                                         6,447,441
      152,779   IAMGOLD CORPORATION                                                                           2,415,436
                                                                                                              8,862,877
                                                                                                        ---------------
PAPER & FOREST PRODUCTS: 2.25%
      387,223   INTERNATIONAL PAPER COMPANY                                                                   9,370,797
      258,775   WEYERHAEUSER COMPANY                                                                          4,197,331
                                                                                                             13,568,128
                                                                                                        ---------------
UTILITIES: 3.80%
ELECTRIC UTILITIES: 1.25%
       68,000   PROGRESS ENERGY INCORPORATED                                                                  2,863,480

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

SPECIAL MID CAP VALUE FUND (FORMERLY, WELLS FARGO ADVANTAGE MID CAP DISCIPLINED
FUND)

    SHARES      SECURITY NAME                                                                                VALUE
-------------   -------------------------------------------------------------------------------------   ---------------
ELECTRIC UTILITIES (CONTINUED)
      195,965   WESTAR ENERGY INCORPORATED<<                                                            $     4,679,640
                                                                                                              7,543,120
                                                                                                        ---------------
MULTI-UTILITIES: 2.55%
      210,955   AMEREN CORPORATION<<                                                                          5,351,928
      201,600   SEMPRA ENERGY                                                                                10,029,600
                                                                                                             15,381,528
                                                                                                        ---------------
TOTAL COMMON STOCKS (COST $563,561,567)                                                                     567,021,316
                                                                                                        ---------------
INVESTMENT COMPANIES: 1.00%
      154,222   ISHARES RUSSELL MIDCAP VALUE INDEX                                                            6,014,658
TOTAL INVESTMENT COMPANIES (COST $5,797,652)                                                                  6,014,658
                                                                                                        ---------------

SHORT-TERM INVESTMENTS: 21.36%

  PRINCIPAL                                                             INTEREST RATE   MATURITY DATE
-------------                                                           -------------   -------------
CORPORATE BONDS & NOTES: 0.35%
$   1,867,846   GRYPHON FUNDING LIMITED(V)(A)(I)                                0.00%      08/05/2011           743,776
    2,423,448   VFNC CORPORATION(V)+++/-(A)(I)                                  0.33       09/29/2011         1,357,131
                                                                                                              2,100,907
                                                                                                        ---------------

    SHARES                                                                  YIELD
-------------                                                           -------------
INVESTMENT COMPANIES: 21.01%
   27,131,179   WELLS FARGO ADVANTAGE MONEY MARKET
                TRUST(L)(U)                                                     0.31                         27,131,179
   99,701,818   WELLS FARGO SECURITIES LENDING CASH
                INVESTMENT LLC(V)(L)(U)                                         0.34                         99,701,818
                                                                                                            126,832,997
                                                                                                        ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $128,382,750)                                                            128,933,904
                                                                                                        ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $697,741,969)*                                           116.28%                                      701,969,878
OTHER ASSETS AND LIABILITIES, NET                              (16.28)                                      (98,256,694)
                                                               ------                                   ---------------
TOTAL NET ASSETS                                               100.00%                                  $   603,713,184
                                                               ------                                   ---------------

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

(V) SECURITY REPRESENTS INVESTMENT OF CASH COLLATERAL RECEIVED FROM SECURITIES ON LOAN.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)  ILLIQUID SECURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

(L)  INVESTMENT IN AN AFFILIATE.

(U)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

SPECIAL MID CAP VALUE FUND (FORMERLY, WELLS FARGO ADVANTAGE MID CAP DISCIPLINED
FUND)

* COST FOR FEDERAL INCOME TAX PURPOSES IS $697,770,306 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $ 49,779,584
GROSS UNREALIZED DEPRECIATION    (45,580,012)
                                ------------
NET UNREALIZED APPRECIATION     $  4,199,572

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK
NOTES TO PORTFOLIOS OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

The Funds' portfolios of investments as of the date on the cover of this report have not been audited. This report is provided for the general information of the Funds' shareholders. For more information regarding the Funds and their holdings, please see the Funds' most recent prospectus and annual report.

SECURITIES VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Debt securities of sufficient credit quality with original maturities of 60 days or less and any collateral received from securities lending invested in securities, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and loses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

SECURITY LOANS

The Funds may lend their securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. A Fund continues to receive interest or dividends on the securities loaned. A Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, a Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Funds lend their securities through an unaffiliated securities lending agent. Cash collateral received in connection with their securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the "Cash Collateral Fund"). The Cash

Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC ("Funds Management") and is sub-advised by Wells Capital Management Incorporated ("Wells Capital Management"). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-advisor. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

OPTIONS

Certain Funds may be subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may write covered put or call options. When a Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options, which expire unexercised, are recognized as realized gains from investments on the expiration date. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may also purchase call or put options. The premium is included in the Statement of Assets and Liabilities as an investment which is subsequently adjusted to the current market value of the option. Premiums paid for purchased options which expire are recognized as realized losses from investments on the expiration date. Premiums paid for purchased options which are exercised or closed are added to the amount paid or offset against the proceeds on the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Options traded on an exchange are regulated and terms of the options are standardized. Options traded over the counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund's exposure to the counterparty.

FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund's investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund's investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

     Level 1 - quoted prices in active markets for identical securities

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of July 31, 2010, the inputs used in valuing the Fund's assets, which are carried at fair value, were as follows:


                                                                       SIGNIFICANT
                                                  SIGNIFICANT OTHER   UNOBSERVABLE
                                  QUOTED PRICES   OBSERVABLE INPUTS      INPUTS
INVESTMENTS IN SECURITIES           (LEVEL 1)         (LEVEL 2)         (LEVEL 3)         TOTAL
-------------------------        --------------   -----------------   ------------   --------------
C&B MID CAP VALUE FUND
   Equity securities
      COMMON STOCKS              $  187,969,602      $          0      $         0   $  187,969,602
   Corporate bonds and notes                  0                 0        1,433,616        1,433,616
   Investment companies               3,765,655        48,098,956                0       51,864,611
                                 --------------      ------------      -----------   --------------
Total                            $  191,735,257      $ 48,098,956      $ 1,433,616   $  241,267,829
                                 --------------      ------------      -----------   --------------
COMMON STOCK FUND
   Equity securities
      COMMON STOCKS              $  841,394,092      $          0      $11,078,247   $  852,472,339
   Corporate bonds and notes                  0                 0        5,750,920        5,750,920
   Investment companies              23,696,414       201,968,040                0      225,664,454

                                 --------------      ------------      -----------   --------------
Total                            $  865,090,506      $201,968,040      $16,829,167   $1,083,887,713
                                 --------------      ------------      -----------   --------------
DISCOVERY FUND
   Equity securities
      COMMON STOCKS              $  440,278,877      $          0      $         0   $  440,278,877
   Corporate bonds and notes                  0                 0        2,339,829        2,339,829
   Investment companies              14,295,503       115,111,731                0      129,407,234
                                 --------------      ------------      -----------   --------------
Total                            $  454,574,380      $115,111,731      $ 2,339,829   $  572,025,940
                                 --------------      ------------      -----------   --------------
ENTERPRISE FUND
   Equity securities
      COMMON STOCKS              $  247,557,163      $          0      $         0   $  247,557,163
   Corporate bonds and notes                  0                 0        2,300,547        2,300,547
   Investment companies                 783,175        53,330,038                0       54,113,213
                                 --------------      ------------      -----------   --------------
Total                            $  248,340,338      $ 53,330,038      $ 2,300,547   $  303,970,923
                                 --------------      ------------      -----------   --------------
INTRINSIC SMALL CAP VALUE FUND
   Equity securities
      COMMON STOCKS              $  226,955,234      $          0      $         0   $  226,955,234
   Corporate bonds and notes                  0                 0        1,110,463        1,110,463
   Investment companies              14,170,130           488,657                0       14,658,787
                                 --------------      ------------      -----------   --------------
Total                            $  241,125,364      $    488,657      $ 1,110,463   $  242,724,484
                                 --------------      ------------      -----------   --------------
MID CAP GROWTH FUND
   Equity securities
      COMMON STOCKS              $  436,814,279      $          0      $         0   $  436,814,279
   Corporate bonds and notes                  0                 0          977,594          977,594
   Investment companies              10,959,527        70,524,191                0       81,483,718
                                 --------------      ------------      -----------   --------------
Total                            $  447,773,806      $ 70,524,191      $   977,594   $  519,275,591
                                 --------------      ------------      -----------   --------------
OPPORTUNITY FUND
   Equity securities
      COMMON STOCKS              $1,190,554,836      $ 13,667,962      $         0   $1,204,222,798
   Corporate bonds and notes                  0                 0        6,146,238        6,146,238
   Investment companies              40,120,255       125,654,459                0      165,774,714
                                 --------------      ------------      -----------   --------------
Total                            $1,230,675,091      $139,322,421      $ 6,146,238   $1,376,143,750
                                 --------------      ------------      -----------   --------------
SMALL CAP GROWTH FUND
   Equity securities
      COMMON STOCKS              $1,057,748,213      $          0      $         0   $1,057,748,213
   Corporate bonds and notes                  0                 0        5,427,193        5,427,193
   Investment companies               6,534,372       278,914,760                0      285,449,132
                                 --------------      ------------      -----------   --------------
Total                            $1,064,282,585      $278,914,760      $ 5,427,193   $1,348,624,538
                                 --------------      ------------      -----------   --------------
SMALL CAP OPPORTUNITIES FUND
   Equity securities
      COMMON STOCKS              $  582,869,658      $          0      $         0   $  582,869,658
   Corporate bonds and notes                  0                 0        3,330,720        3,330,720
   Investment companies              80,293,265       132,590,933                0      212,884,198
                                 --------------      ------------      -----------   --------------
Total                            $  663,162,923      $132,590,933      $ 3,330,720   $  799,084,576
                                 --------------      ------------      -----------   --------------
SMALL  CAP VALUE FUND
   Equity securities
      COMMON STOCKS              $3,445,613,916      $          0      $ 8,846,394   $3,454,460,310
      WARRANTS                           34,300                 0                0           34,300
   Investment companies             245,856,238                 0                0      245,856,238
                                 --------------      ------------      -----------   --------------
Total                            $3,691,504,454      $          0      $ 8,846,394   $3,700,350,848
                                 --------------      ------------      -----------   --------------

SMALL\MID CAP VALUE FUND
   Equity securities
      COMMON STOCKS              $  221,776,751      $          0      $   521,387   $  222,298,138
      WARRANTS                          325,378                 0                0          325,378
   Investment companies               4,539,363                 0                0        4,539,363
                                 --------------      ------------      -----------   --------------
Total                            $  226,641,492      $          0      $   521,387   $  227,162,879
                                 --------------      ------------      -----------   --------------
SPECIAL MID CAP VALUE FUND
   Equity securities
      COMMON STOCKS              $  567,021,316      $          0      $         0   $  567,021,316
   Corporate bonds and notes                  0                 0        2,100,907        2,100,907
   Investment companies              33,145,837        99,701,818                0      132,847,655
                                 --------------      ------------      -----------   --------------
Total                            $  600,167,153      $ 99,701,818      $ 2,100,907   $  701,969,878
                                 --------------      ------------      -----------   --------------

As of July 31, 2010, the inputs used in valuing the Fund's other financial instruments, which are carried at fair value, were as follows:


                                                                       SIGNIFICANT
                                                  SIGNIFICANT OTHER   UNOBSERVABLE
                                  QUOTED PRICES   OBSERVABLE INPUTS      INPUTS
OTHER FINANCIAL INSTRUMENTS         (LEVEL 1)         (LEVEL 2)         (LEVEL 3)         TOTAL
-------------------------        --------------   -----------------   ------------   --------------
SMALL CAP VALUE FUND
   WRITTEN OPTIONS                     $0            $(1,520,900)          $0         $(1,520,900)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                        C&B MID CAP            COMMON STOCK FUND
                                        VALUE FUND      -------------------------------   DISCOVERY FUND    ENTERPRISE FUND
                                      Corporate bonds                   Corporate bonds   Corporate bonds   Corporate bonds
                                         and notes      Common Stocks      and notes         and notes         and notes
                                      ---------------   -------------   ---------------   ---------------   ---------------
BALANCE AS OF OCTOBER 31, 2009          $1,293,040       $10,146,000      $ 5,233,990       $2,129,510        $ 2,093,758
   Realized gain(loss)                    (176,794)                0          (46,987)         (19,137)                 0
   Changed in unrealized
      appreciation (depreciation)          445,441          (360,183)       1,644,207          668,985            864,016
   Net purchases (sales)                  (128,071)        1,292,430       (1,080,290)        (439,529)          (657,227)
   Net transfer in (out) of Level 3              0                 0                0                0                  0
BALANCE AS OF JULY 31, 2010             $1,433,616       $11,078,247      $ 5,750,920       $2,339,829        $ 2,300,547
CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION) RELATING TO
   SECURITIES HELD AT THE END OF
   REPORTING PERIOD                     $   34,235         ($360,183)     $   996,617       $  405,485        $   398,679

                                      INTRINSIC SMALL    MID CAP GROWTH                         SMALL CAP
                                       CAP VALUE FUND         FUND        OPPORTUNITY FUND     GROWTH FUND
                                      Corporate bonds   Corporate bonds    Corporate bonds   Corporate bonds
                                         and notes         and notes          and notes         and notes
                                      ---------------   ---------------   ----------------   ---------------
BALANCE AS OF OCTOBER 31, 2009          $1,010,647         $ 889,722        $ 5,593,775        $ 4,939,363
   Realized gain(loss)                      (9,073)           (7,987)           (50,217)           (44,343)
   Changed in unrealized
      appreciation (depreciation)          317,485           279,497          1,757,229          1,551,651
   Net purchases (sales)                  (208,596)         (183,638)        (1,154,549)        (1,019,478)
   Net transfer in (out) of Level 3
BALANCE AS OF JULY 31, 2010             $1,110,463         $ 977,594        $ 6,146,238        $ 5,427,193
CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION) RELATING TO
   SECURITIES HELD AT THE END OF
   REPORTING PERIOD                     $  192,440         $ 169,414        $ 1,065,124        $   940,516

                                        SMALL CAP OPPORTUNITIES FUND                                      SPECIAL MID CAP
                                      -------------------------------   SMALL CAP VALUE   SMALL/MID CAP      VALUE FUND
                                                      Corporate bonds         FUND          VALUE FUND    Corporate bonds
                                      Common Stocks      and notes        Common Stock     Common Stock      and notes
                                      -------------   ---------------   ---------------   -------------   ---------------
BALANCE AS OF OCTOBER 31, 2009         $ 4,808,359      $3,004,120         $9,172,000       $       0       $1,912,065
   Realized gain(loss)                           0               0                  0               0          (17,166)
   Changed in unrealized
      appreciation (depreciation)         (480,769)        952,264           (325,606)        123,516          600.656
   Net purchases (sales)                (4,327,590)       (625,664)                 0         397,871         (394,648)
   Net transfer in (out) of Level 3              0               0                  0               0                0
BALANCE AS OF JULY 31, 2010            $         0      $3,330,720         $8,846,394        $521,387       $2,100,907
CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION) RELATING TO
   SECURITIES HELD AT THE END OF
   REPORTING PERIOD                    $         0      $   96,435        ($ 325,606)       $123,516        $  364,081

DERIVATIVE TRANSACTIONS

During the nine months ended July 31, 2010, the following Funds entered into written options for hedging purposes and had written option activities as follows:

                                            Small Cap Value Fund     Small\Mid Cap Value Fund
                                          ------------------------   -------------------------
                                          Number of     Premiums       Number of    Premiums
                                          Contracts     Received       Contracts    Received
                                          ---------   ------------     ---------   ---------
Options outstanding at October 31, 2009     63,512    $ 10,624,261        500      $ 170,146
Options written                            131,649      39,148,875        410        103,693
Options expired                            (16,823)     (1,795,522)         0             (0
Options closed                            (165,479)    (44,591,701)      (895)      (272,196)
Options exercised                           (4,409)     (1,346,092)       (15)        (1,643)
                                          --------    ------------       ----      ---------
Options outstanding at July 31, 2010         8,450    $  2,039,821          0      $       0
                                          --------    ------------       ----      ---------

Open call options written at July 31, 2010 were as follow for Small Cap Value
Fund:

                                                                 Strike    Market    Premiums
Expiration  Date   Security Name                        Shares    Price     Value    Received
----------------   -----------------------              ------   ------   --------   --------
   August 2010     Alaska Air Group Incorporated          100       45     (63,000)    26,200
   August 2010     Amedisys Incorporated                   50       25     (11,000)     5,600
   August 2010     Amedisys Incorporated                  100       26     (16,000)    21,000
   August 2010     Amedisys Incorporated                  100       27     (11,800)    11,500
   August 2010     City National Corporation              500       60     (22,500)    95,998
   August 2010     Coherent Incorporated                  200       35     (47,000)    23,400
   August 2010     Delta Airlines Incorporated            100       11      (9,600)     9,900
   August 2010     Forest Oil Corporation                  50       28      (6,500)     6,996
   August 2010     Gentiva Health Services                100       25      (1,000)    11,200
   August 2010     Gentiva Health Services                100       20     (14,000)    18,700
   August 2010     Newfield Exploration Company            50       60        (500)    11,600
   August 2010     Osi Systems Incorporated               200       25     (56,000)    55,459
   August 2010     Rangold Resources Limited              600      100     (12,000)   162,119
   August 2010     SVB Financial Group                    100       45      (7,000)    12,521
   August 2010     Transocean Limited                      50       45     (15,250)    16,190
   August 2010     Transocean Limited                     100       50     (11,400)    46,699
   August 2010     United States Steel Corporation        100       42     (34,000)    26,898
   August 2010     United States Steel Corporation        200       44     (41,600)    36,499
September 2010     Amedisys Incorporated                  100       27     (19,000)    15,400
September 2010     Amedisys Incorporated                  250       25     (72,000)    87,049
September 2010     Carpenter Technology                   200       35     (43,000)    45,899

September 2010     Corinthinian College Incorporated       50       65      (2,500)     4,200
September 2010     Illumina Incorporated                  200       40    (110,000)   112,898
September 2010     Illumina Incorporated                  350       45     (71,750)    82,149
September 2010     Interoil Corporation                   350       60    (189,000)    99,718
September 2010     Interoil Corporation                   450       70     (87,750)    93,039
September 2010     Power One Incorporated                 500       10    (135,000)    47,000
September 2010     Psychiatric Solutions Incorporated     200       33     (14,000)    16,800
September 2010     Range Resources Corporation            100       40     (12,500)    15,800
September 2010     Rangold Resources Limited              100      110      (1,500)    24,200
September 2010     Rangold Resources Limited              200      100     (20,000)   103,898
September 2010     Rangold Resources Limited              400      105     (17,200)    92,142
September 2010     Transocean Limited                      50       50     (10,500)    11,100
September 2010     United States Steel Corporation        100       47     (18,000)    18,000
 November 2010     Gentiva Health Services                100       23     (14,000)    10,700
 November 2010     Gentiva Health Services                300       25     (19,500)    38,599
 December 2010     GEO Group Incorporated                 100       20     (24,000)    24,200
 December 2010     GEO Group Incorporated                 300       23     (31,500)    35,099
 December 2010     Healthcare Services Group              100       23     (14,000)    11,500
 December 2010     Interoil Corporation                    50       65     (36,250)    27,450
 December 2010     Rangold Resources Limited              100      100     (39,000)    73,199
 December 2010     Rangold Resources Limited              200      110     (36,000)    82,825
 December 2010     Rangold Resources Limited              200      105     (52,000)   112,148
 December 2010     Rangold Resources Limited              300      115     (31,500)    90,598
 December 2010     Rangold Resources Limited              300      120     (19,500)    65,732

Small Cap Value Fund had average premiums received on written options in the amount of $7,730,904 during the nine months ended July 31, 2010.

As of July 31, 2010, Small/Mid Cap Value Fund did not have any open written options but had average premiums received in the amount of $78,392 during the nine months ended July 31, 2010.

WELLS FARGO ADVANTAGE SPECIALTY FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

HEALTH CARE FUND (FORMERLY, EVERGREEN HEALTH CARE FUND)

    SHARES      SECURITY NAME                                                                                VALUE
-------------   -------------------------------------------------------------------------------------   ---------------
COMMON STOCKS: 96.36%
CONSUMER STAPLES: 1.23%
FOOD & STAPLES RETAILING: 1.23%
       46,172   CVS CAREMARK CORPORATION                                                                $     1,417,019
                                                                                                        ---------------
HEALTH CARE: 95.13%
BIOTECHNOLOGY: 20.42%
       53,595   ALEXION PHARMACEUTICALS INCORPORATED+                                                         2,913,424
       66,335   AMGEN INCORPORATED+                                                                           3,617,248
       77,315   AMYLIN PHARMACEUTICALS INCORPORATED<<+                                                        1,462,800
    1,463,209   ANTISOMA PLC+                                                                                   121,688
       27,967   CELGENE CORPORATION+                                                                          1,542,380
       22,992   CEPHEID INCORPORATED+                                                                           380,518
       40,098   DENDREON CORPORATION<<+                                                                       1,319,625
      146,641   DYAX CORPORATION<<+                                                                             351,938
       13,902   GENZYME CORPORATION+                                                                            967,023
       57,483   GILEAD SCIENCES INCORPORATED+                                                                 1,915,334
       54,307   HUMAN GENOME SCIENCES INCORPORATED<<+                                                         1,408,724
       97,011   INCYTE CORPORATION+                                                                           1,263,083
       70,092   MYRIAD GENETICS INCORPORATED+                                                                 1,017,035
       69,142   NANOSPHERE INCORPORATED+                                                                        318,053
      230,852   NOVAVAX INCORPORATED<<+                                                                         514,800
      479,212   THERATECHNOLOGIES INCORPORATED+                                                               2,246,780
       53,872   VERTEX PHARMACEUTICALS INCORPORATED<<+                                                        1,813,332
       99,465   ZYMOGENETICS INCORPORATED<<+                                                                    406,812
                                                                                                             23,580,597
                                                                                                        ---------------
HEALTH CARE EQUIPMENT & SUPPLIES: 26.19%
       59,923   AGA MEDICAL HOLDINGS INCORPORATED<<+                                                            868,284
       95,869   ALERE INCORPORATED+                                                                           2,696,795
       66,596   ARTHROCARE CORPORATION+                                                                       1,783,441
       50,081   BAXTER INTERNATIONAL INCORPORATED                                                             2,192,045
       18,899   BECTON DICKINSON & COMPANY                                                                    1,300,251
      204,883   BOSTON SCIENTIFIC CORPORATION<<+                                                              1,147,345
    1,491,026   CAREVIEW COMMUNICATIONS INCORPORATED+                                                         3,071,514
       29,525   COVIDIEN LIMITED PLC                                                                          1,101,873
       26,299   EDWARDS LIFESCIENCES CORPORATION+                                                             1,520,082
       17,453   FRESENIUS SE                                                                                  1,216,798
       19,259   HEARTWARE INTERNATIONAL INCORPORATED+                                                         1,240,857
       91,706   MELA SCIENCES INCORPORATED<<+                                                                   617,181
       24,307   RESMED INCORPORATED+                                                                          1,596,727
      275,324   RTI BIOLOGICS INCORPORATED+                                                                     795,686
       50,144   ST. JUDE MEDICAL INCORPORATED+                                                                1,843,795
       35,653   STRYKER CORPORATION                                                                           1,660,360
       47,279   THORATEC CORPORATION+                                                                         1,738,922
       42,666   ZIMMER HOLDINGS INCORPORATED+                                                                 2,260,871
       59,814   ZOLL MEDICAL CORPORATION+                                                                     1,582,678
                                                                                                             30,235,505
                                                                                                        ---------------
HEALTH CARE PROVIDERS & SERVICES: 11.79%
       43,813   AETNA INCORPORATED                                                                            1,220,192
       77,711   CARDINAL HEALTH INCORPORATED                                                                  2,507,734
       49,908   CIGNA CORPORATION                                                                             1,535,170
       57,190   EXPRESS SCRIPTS INCORPORATED+                                                                 2,583,844
       21,281   FRESENIUS MEDICAL CARE AG & COMPANY                                                           1,167,671
       41,647   MEDCO HEALTH SOLUTIONS INCORPORATED+                                                          1,999,056
      327,000   MEDIPATTERN CORPORATION+(A)                                                                      25,446
      147,387   MEDIPATTERN CORPORATION+(A)                                                                      11,469

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SPECIALTY FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

HEALTH CARE FUND (FORMERLY, EVERGREEN HEALTH CARE FUND)

    SHARES      SECURITY NAME                                                                                VALUE
-------------   -------------------------------------------------------------------------------------   ---------------
HEALTH CARE PROVIDERS & SERVICES (CONTINUED)
    1,050,000   MEDIPATTERN CORPORATION+(A)                                                             $        81,708
      255,927   TENET HEALTHCARE CORPORATION+                                                                 1,177,264
       42,709   UNITEDHEALTH GROUP INCORPORATED                                                               1,300,489
                                                                                                             13,610,043
                                                                                                        ---------------
LIFE SCIENCES TOOLS & SERVICES: 4.56%
       27,564   LIFE TECHNOLOGIES CORPORATION+                                                                1,184,976
       35,228   LONZA GROUP AG                                                                                2,735,860
       72,042   QIAGEN NV+                                                                                    1,348,626
                                                                                                              5,269,462
                                                                                                        ---------------
PHARMACEUTICALS: 32.17%
       47,511   ABBOTT LABORATORIES                                                                           2,331,840
       30,276   ALLERGAN INCORPORATED                                                                         1,848,653
      119,872   BIOVAIL CORPORATION<<                                                                         2,623,998
      108,489   BRISTOL-MYERS SQUIBB COMPANY<<                                                                2,703,546
       73,206   ELI LILLY & COMPANY                                                                           2,606,134
      110,090   EURAND NV+                                                                                      875,216
       69,828   FOREST LABORATORIES INCORPORATED+                                                             1,937,727
       21,029   JOHNSON & JOHNSON                                                                             1,221,575
      139,358   MAP PHARMACEUTICALS INCORPORATED+                                                             1,867,397
       82,206   MERCK & COMPANY INCORPORATED                                                                  2,832,819
       15,172   MERCK KGAA                                                                                    1,350,387
       76,022   MYLAN LABORATORIES INCORPORATED<<+                                                            1,322,783
      132,243   NEKTAR THERAPEUTICS+                                                                          1,727,094
       43,089   PAR PHARMACEUTICAL COMPANIES INCORPORATED+                                                    1,137,550
      219,034   PFIZER INCORPORATED                                                                           3,285,510
       43,898   SALIX PHARMACEUTICALS LIMITED+                                                                1,861,714
       28,579   SHIRE PLC ADR                                                                                 1,968,236
       22,956   TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR                                                    1,121,401
       98,235   WARNER CHILCOTT LIMITED+                                                                      2,514,816
                                                                                                             37,138,396
                                                                                                        ===============
TOTAL COMMON STOCKS (COST $98,505,816)                                                                      111,251,022
                                                                                                        ---------------
RIGHTS: 0.00%
HEALTH CARE: 0.00%
PHARMACEUTICALS: 0.00%
      410,964   VALERA PHARMACEUTICALS INCORPORATED+(A)(I)                                                            0
                                                                                                        ---------------
                TOTAL RIGHTS (COST $0)                                                                                0
                                                                                                        ---------------

                                                                                          EXPIRATION
                                                                                             DATE
                                                                                        -------------
WARRANTS: 0.10%
HEALTH CARE: 0.10%
BIOTECHNOLOGY: 0.10%
      158,377   NOVAVAX INCORPORATED+(A)(I)                                                07/31/2013           118,466
                                                                                                        ---------------
TOTAL WARRANTS (COST $0)                                                                                        118,466
                                                                                                        ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SPECIALTY FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

HEALTH CARE FUND (FORMERLY, EVERGREEN HEALTH CARE FUND)

    SHARES      SECURITY NAME                                               YIELD                            VALUE
-------------   --------------------------------------------            -------------                   ---------------
SHORT-TERM INVESTMENTS: 13.18%
INVESTMENT COMPANIES: 13.18%
    4,035,937   WELLS FARGO ADVANTAGE MONEY MARKET
                TRUST(L)(U)                                                   0.31                      $     4,035,937
   11,178,537   WELLS FARGO SECURITIES LENDING CASH
                INVESTMENTS, LLC(V)(L)(U)                                     0.34                           11,178,537
                                                                                                        ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $15,214,474)                                                              15,214,474
                                                                                                        ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $113,720,290)*                                           109.64%                                  $   126,583,962
OTHER ASSETS AND LIABILITIES, NET                               (9.64)                                      (11,133,169)
                                                               ------                                   ---------------
TOTAL NET ASSETS                                               100.00%                                  $   115,450,793
                                                               ------                                   ---------------

(v) SECURITY REPRESENTS INVESTMENT OF CASH COLLATERAL RECEIVED FROM SECURITIES ON LOAN.

(l)  INVESTMENT IN AN AFFILIATE.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+    NON-INCOME EARNING SECURITIES.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

(u)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $114,324,578 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

     GROSS UNREALIZED APPRECIATION   $20,085,202
     GROSS UNREALIZED DEPRECIATION    (7,825,818)
                                     -----------
     NET UNREALIZED APPRECIATION     $12,259,384

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SPECIALTY FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

PRECIOUS METALS FUND (FORMERLY, EVERGREEN PRECIOUS METALS FUND)

    SHARES      SECURITY NAME                                                                                VALUE
-------------   -------------------------------------------------------------------------------------   ---------------
COMMON STOCKS: 93.32%
MATERIALS: 93.32%
METALS & MINING: 93.32%
      587,800   ABER DIAMOND CORPORATION (CANADA)+                                                      $     7,284,249
      533,300   AFRICAN BARRICK GOLD LIMITED (UNITED KINGDOM)+                                                4,464,474
       35,000   AGNICO-EAGLE MINES LIMITED (CANADA)(A)                                                        1,952,650
      875,164   AGNICO-EAGLE MINES LIMITED (CANADA)                                                          48,790,393
      797,600   ALAMOS GOLD INCORPORATED (CANADA)+                                                           12,002,210
    5,000,000   ALLIED GOLD LIMITED (CANADA)(A)(I)                                                            1,604,980
      450,000   ANATOLIA MINERALS DEVELOPMENT LIMITED (CANADA)(A)                                             2,411,848
    2,194,100   ANATOLIA MINERALS DEVELOPMENT LIMITED (CANADA)+                                              11,780,976
      400,000   ANDEAN RESOURCES LIMITED (CANADA)++(A)                                                        1,319,002
    2,167,000   ANDEAN RESOURCES LIMITED - AUSTRALIA EXCHANGE (AUSTRALIA)+                                    7,253,793
    3,183,000   ANDEAN RESOURCES LIMITED - CANADIAN EXCHANGE (AUSTRALIA)%%+                                  10,557,881
       27,526   ANGLO PLATINUM LIMITED (SOUTH AFRICA)+                                                        2,652,517
      500,591   ANGLOGOLD ASHANTI LIMITED ADR (SOUTH AFRICA)                                                 20,283,947
      600,000   AQUARIUS PLATINUM LIMITED (BERMUDA)                                                           2,564,618
    2,295,700   AURIZON MINES LIMITED (CANADA)+                                                              11,500,272
    4,770,000   AVOCA RESOURCES LIMITED (AUSTRALIA)+                                                         11,349,550
    1,644,083   BARRICK GOLD CORPORATION (CANADA)                                                            67,571,811
    1,000,000   CENTAMIN EGYPT LIMITED (AUSTRALIA)+                                                           2,392,880
      850,000   CENTERRA GOLD INCORPORATED (CANADA)                                                          10,723,700
      350,000   CENTERRA GOLD INCORPORATED (CANADA)(A)                                                        4,429,259
    1,500,000   CGA MINING LIMITED (AUSTRALIA)+                                                               2,976,509
      854,644   COMPANIA DE MINAS BUENAVENTURA SA ADR (PERU)                                                 32,997,805
      190,000   DETOUR GOLD CORPORATION (CANADA)(A)                                                           4,428,189
      255,000   DETOUR GOLD CORPORATION (CANADA)+                                                             5,943,096
      350,000   DETOUR GOLD CORPORATION (CANADA)++(A)                                                         8,157,191
      187,000   ELDORADO GOLD CORPORATION (CANADA)(A)                                                         3,043,150
    4,384,044   ELDORADO GOLD CORPORATION - CANADIAN EXCHANGE (CANADA)                                       71,215,928
      525,000   ENTREE GOLD INCORPORATED (CANADA)++(A)                                                        1,123,486
      225,000   ENTREE GOLD INCORPORATED (CANADA)+                                                              483,683
    1,098,000   ETRUSCAN RESOURCES INCORPORATED (UNITED STATES)++(A)                                            464,598
      585,000   EXETER RESOURCE CORPORATION (CANADA)++(A)                                                     3,414,231
      300,000   EXETER RESOURCE CORPORATION (CANADA)+                                                         1,730,461
    1,185,000   EXTORRE GOLD MINES LIMITED (CANADA)+                                                          3,204,416
      100,500   FIRST QUANTUM MINERALS LIMITED (CANADA)                                                       6,297,563
      100,000   FRANCO NEVADA CORPORATION (CANADA)++(A)                                                       3,048,490
      170,000   FRANCO-NEVADA CORPORATION (CANADA)                                                            5,180,779
      100,000   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B (UNITED STATES)                           7,154,000
    1,100,000   FRESNILLO PLC (UNITED KINGDOM)                                                               17,795,722
    1,499,196   GOLD FIELDS LIMITED ADR (SOUTH AFRICA)                                                       20,284,122
      846,694   GOLDCORP INCORPORATED (CANADA)                                                               33,139,603
      917,254   GOLDCORP INCORPORATED (CANADA)                                                               35,956,749
    4,655,200   GREAT BASIN GOLD LIMITED (CANADA)+                                                            8,286,578
      250,000   GUYANA GOLDFIELDS INCORPORATED (CANADA)(A)                                                    1,697,388
      300,000   GUYANA GOLDFIELDS INCORPORATED (CANADA)+                                                      2,042,702
      899,251   HOCHSCHILD MINING PLC (UNITED KINGDOM)                                                        4,083,605
    3,639,044   IAMGOLD CORPORATION (CANADA)                                                                 57,379,411
    1,019,346   IMPALA PLATINUM HOLDINGS LIMITED (SOUTH AFRICA)                                              27,594,756
      200,700   INTERNATIONAL MINERALS CORPORATION (CANADA)(A)                                                  827,750
      250,000   JAGUAR MINING INCORPORATED (CANADA)(A)                                                        2,028,111
      600,000   KINGSGATE CONSOLIDATED LIMITED (AUSTRALIA)                                                    5,308,779
    3,177,467   KINROSS GOLD CORPORATION (CANADA)                                                            52,141,305
    1,000,000   LAKE SHORE GOLD CORPORATION (CANADA)+                                                         3,025,145
   13,474,162   LIHIR GOLD LIMITED (PAGUA NEW GUINEA)                                                        49,613,593
      200,000   MAG SILVER CORPORATION (CANADA)+                                                              1,196,440
    1,000,000   MAGMA METALS LIMITED (CANADA)(A)                                                                442,585
    2,000,000   MINERAL DEPOSITS LIMITED (AUSTRALIA)+                                                         1,439,619
      254,934   NAUTILUS MINERALS INCORPORATED (CANADA)+                                                        503,396
    2,496,510   NEWCREST MINING LIMITED (AUSTRALIA)                                                          73,878,550
      781,455   NEWMONT MINING CORPORATION (UNITED STATES)                                                   43,683,335

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SPECIALTY FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

PRECIOUS METALS FUND (FORMERLY, EVERGREEN PRECIOUS METALS FUND)

    SHARES      SECURITY NAME                                                                                VALUE
-------------   -------------------------------------------------------------------------------------   ---------------
      400,000   NORTHAM PLATINUM LIMITED (SOUTH AFRICA)                                                 $     2,412,529
    1,200,000   NORTHGATE MINERALS CORPORATION (CANADA)+                                                      3,560,138
    1,500,000   OSISKO MINING CORPORATION (CANADA)(A)                                                        18,953,358
      209,400   OSISKO MINING CORPORATION (CANADA)%%+                                                         2,647,926
      125,000   PAN AMERICAN SILVER CORPORATION (CANADA)                                                      2,870,000
    1,500,000   PERSEUS MINING LIMITED (AUSTRALIA)+                                                           2,836,234
    1,140,000   RANDGOLD RESOURCES LIMITED ADR (UNITED STATES)                                              102,463,200
    2,333,007   RED BACK MINING INCORPORATED (CANADA)+                                                       59,048,531
      300,000   RED BACK MINING INCORPORATED (CANADA)++(A)                                                    7,593,016
      394,436   ROYAL GOLD INCORPORATED (UNITED STATES)                                                      17,406,461
      200,000   RUBICON MINERALS CORPORATION (CANADA)(A)                                                        712,028
    1,100,000   RUBICON MINERALS CORPORATION - CANADIAN EXCHANGE (CANADA)+                                    3,937,552
      600,000   SAN GOLD CORPORATION (CANADA)                                                                 2,334,517
    1,350,000   SAN GOLD CORPORATION (CANADA)%%+                                                              4,911,240
      567,300   SEMAFO INCORPORATED (CANADA)+                                                                 3,940,005
    1,293,100   SEMAFO INCORPORATED - CANADIAN EXCHANGE (CANADA)(A)                                           8,943,087
      250,000   SILVER WHEATON CORPORATION (CANADA)+                                                          4,712,500
      461,448   SILVERCORP METALS INCORPORATED (CANADA)                                                       3,034,277
      200,000   TAHOE RESOURCES INCORPORATED (CANADA)                                                         1,505,763
    2,130,000   TOREX GOLD RESOURCES INCORPORATED (CANADA)(A)                                                 2,009,727
      575,000   TROY RESOURCES NL (CANADA)(A)                                                                 1,303,195
       95,833   TROY RESOURCES NL (CANADA)++(A)                                                                 217,198
      800,000   VENTANA GOLD CORPORATION (CANADA)+                                                            6,388,794
      200,000   VENTANA GOLD CORPORATION - PRIVATE PLACEMENT (CANADA)(A)                                      1,595,253
      840,537   YAMANA GOLD INCORPORATED (CANADA)                                                             7,917,859
    2,622,040   YAMANA GOLD INCORPORATED (CANADA)                                                            24,663,318
                                                                                                        ---------------
TOTAL COMMON STOCKS (COST $575,286,924)                                                                   1,144,021,535
                                                                                                        ---------------
PRIVATE PLACEMENT: 1.79%
       10,110   EVERGREEN SPECIAL INVESTMENTS (CAYMAN) SPC (CAYMAN ISLANDS)(DEGREE)+                         21,987,828
                                                                                                        ---------------
TOTAL PRIVATE PLACEMENT (COST $11,967,322)                                                                   21,987,828
                                                                                                        ---------------
WARRANTS: 0.14%
MATERIALS: 0.14%
METALS & MINING: 0.14%
       17,500   AGNICO-EAGLE MINES LIMITED, EXPIRING 12/2/2013 (CANADA)+(A)                                     405,055
      271,660   CGA MINING LIMITED, EXPIRING 7/27/2010 (CANADA)+(A)                                                   0
      217,500   ETRUSCAN RESOURCES INCORPORATED, EXPIRING 11/2/2010 (CANADA)+(A)                                  1,058
       42,500   FRANCO NEVADA CORPORATION, EXPIRING 3/13/2012 (CANADA)+++(A)                                    202,568
      995,250   GREAT BASIN GOLD LIMITED, EXPIRING 10/15/2010 (CANADA)+                                         290,428
      232,238   KINROSS GOLD CORPORATION, EXPIRING 9/3/2013 (CANADA)+                                           603,157
       12,950   SILVER WHEATON CORPORATION, EXPIRING 9/5/2013 (CANADA)+                                          90,391
      532,500   TOREX GOLD RESOURCES INCORPORATED, EXPIRING 11/12/2011 (CANADA)+(A)                             103,594
      250,000   U.S. GOLD CORPORATION, EXPIRING 2/22/2011 (CANADA)+(A)                                           36,477
                                                                                                        ---------------
TOTAL WARRANTS (COST $1,002,986)                                                                              1,732,728
                                                                                                        ---------------

  PRINCIPAL
-------------
OTHER: 1.66%
$  17,774,800   GOLD BULLION SECURITIES LIMITED(United Kingdom)+                                             20,380,586
TOTAL OTHER (COST $10,327,228)                                                                               20,380,586
                                                                                                        ---------------

    SHARES      SECURITY NAME                                               YIELD                            VALUE
-------------   --------------------------------------------            -------------                   ---------------
SHORT-TERM INVESTMENTS: 3.46%
INVESTMENT COMPANIES: 3.46%
   42,424,543   WELLS FARGO ADVANTAGE MONEY MARKET
                TRUST(United States)##(L)(U)                                    0.31%                        42,424,543
                                                                                                        ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SPECIALTY FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

PRECIOUS METALS FUND (FORMERLY, EVERGREEN PRECIOUS METALS FUND)

TOTAL SHORT-TERM INVESTMENTS (COST $42,424,543)                                                         $    42,424,543
                                                                                                        ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $641,009,003)*                                           100.37%                                    1,230,547,220
OTHER ASSETS AND LIABILITIES, NET                               (0.37)                                       (4,554,667)
                                                               ------                                   ---------------
TOTAL NET ASSETS                                               100.00%                                  $ 1,225,992,553
                                                               ------                                   ---------------

(DEGREE) AFFILIATED COMPANY WHICH INVESTS 100% OF ITS ASSETS IN GOLD BULLION AND
     IS CONSIDERED ILLIQUID.

## ALL OR A PORTION OF THIS SECURITY HAS BEEN SEGREGATED FOR WHEN-ISSUED, DELAYED DELIVERY SECURITIES AND/OR UNFUNDED LOANS.

%%   SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS.

(L)  INVESTMENT IN AN AFFILIATE.

+    NON-INCOME EARNING SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)  ILLIQUID SECURITY.

(U)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $643,673,808 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $601,177,936
GROSS UNREALIZED DEPRECIATION    (14,304,524)
                                ------------
NET UNREALIZED APPRECIATION     $586,873,412

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SPECIALTY FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

SPECIALIZED TECHNOLOGY FUND

    SHARES      SECURITY NAME                                                                                VALUE
-------------   -------------------------------------------------------------------------------------   ---------------
COMMON STOCKS: 90.23%
CONSUMER DISCRETIONARY: 6.93%
AUTO COMPONENTS: 0.32%
       23,300   JOHNSON CONTROLS INCORPORATED                                                           $       671,273
                                                                                                        ---------------
AUTOMOBILES: 0.01%
        1,222   TESLA MOTORS INCORPORATED<<+                                                                     24,367
                                                                                                        ---------------
HOTELS, RESTAURANTS, & LEISURE: 0.53%
       27,405   CTRIP.COM INTERNATIONAL LIMITED ADR<<+                                                        1,103,325
                                                                                                        ---------------
INTERNET & CATALOG RETAIL: 6.07%
       58,120   AMAZON.COM INCORPORATED+                                                                      6,851,767
       56,340   NETFLIX INCORPORATED<<+                                                                       5,777,667
                                                                                                             12,629,434
                                                                                                        ---------------
INDUSTRIALS: 1.30%
ELECTRICAL EQUIPMENT: 1.30%
       21,675   COOPER INDUSTRIES PLC                                                                           978,626
       18,300   NIDEC CORPORATION                                                                             1,717,842
                                                                                                              2,696,468
                                                                                                        ---------------
INFORMATION TECHNOLOGY: 80.86%
COMMUNICATIONS EQUIPMENT: 14.08%
      157,300   ADTRAN INCORPORATED<<                                                                         4,967,534
       18,420   CIENA CORPORATION<<+                                                                            241,118
      233,095   CISCO SYSTEMS INCORPORATED+                                                                   5,377,502
      115,200   F5 NETWORKS INCORPORATED<<+                                                                  10,118,016
       28,695   POLYCOM INCORPORATED<<+                                                                         851,668
      128,830   RIVERBED TECHNOLOGY INCORPORATED<<+                                                           4,778,305
      424,940   TELLABS INCORPORATED                                                                          2,966,081
                                                                                                             29,300,224
                                                                                                        ---------------
COMPUTERS & PERIPHERALS: 20.36%
        1,396   ACER INCORPORATED(I)                                                                             18,572
       85,385   APPLE INCORPORATED+                                                                          21,965,291
      278,810   EMC CORPORATION+                                                                              5,517,650
      104,815   HEWLETT-PACKARD COMPANY                                                                       4,825,683
      110,610   NETAPP INCORPORATED<<+                                                                        4,678,803
       91,595   SANDISK CORPORATION+                                                                          4,002,702
       89,500   SMART TECHNOLOGIES INCORPORATED+                                                              1,377,405
                                                                                                             42,386,106
                                                                                                        ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS: 3.03%
       34,300   AMPHENOL CORPORATION CLASS A<<                                                                1,536,640
    1,037,000   HITACHI LIMITED                                                                               4,225,059
        4,051   LG INNOTEK COMPANY LIMITED                                                                      547,860
                                                                                                              6,309,559
                                                                                                        ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SPECIALTY FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

SPECIALIZED TECHNOLOGY FUND

    SHARES      SECURITY NAME                                                                                VALUE
-------------   -------------------------------------------------------------------------------------   ---------------
INTERNET SOFTWARE & SERVICES: 8.80%
       83,000   BAIDU.COM INCORPORATED ADR+                                                             $     6,757,030
       16,155   GOOGLE INCORPORATED CLASS A+                                                                  7,832,752
       96,381   NETEASE.COM INCORPORATED ADR<<+                                                               3,691,392
        1,685   TENCENT HOLDINGS LIMITED                                                                         32,474
                                                                                                             18,313,648
                                                                                                        ---------------
IT SERVICES: 1.97%
       74,980   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                           4,090,909
                                                                                                        ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 12.43%
      114,290   AIXTRON AG                                                                                    3,417,361
      127,015   ANALOG DEVICES INCORPORATED                                                                   3,773,616
      119,925   BROADCOM CORPORATION CLASS A<<                                                                4,320,898
       63,955   CIRRUS LOGIC INCORPORATED+                                                                    1,247,123
       39,940   CREE INCORPORATED<<+                                                                          2,829,350
        2,415   EPISTAR CORPORATION(A)(I)                                                                        33,271
       23,910   FIRST SOLAR INCORPORATED<<+                                                                   2,999,510
      108,540   INTEL CORPORATION                                                                             2,235,924
       28,325   LAM RESEARCH CORPORATION+                                                                     1,195,032
      278,785   ON SEMICONDUCTOR CORPORATION+                                                                 1,881,799
       17,615   RUBICON TECHNOLOGY INCORPORATED+                                                                532,854
        7,300   SEOUL SEMICONDUCTOR COMPANY  LIMITED                                                            268,719
       46,030   SUNPOWER CORPORATION+                                                                           531,186
        9,845   TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED ADR<<                                         99,435
       11,800   VEECO INSTRUMENTS INCORPORATED<<+                                                               510,940
                                                                                                             25,877,018
                                                                                                        ---------------
SOFTWARE: 20.19%
      320,880   ACTIVISION BLIZZARD INCORPORATED                                                              3,812,054
       18,866   ASIAINFO HOLDINGS INCORPORATED<<+                                                               384,866
       26,280   CITRIX SYSTEMS INCORPORATED+                                                                  1,445,926
       77,240   INFORMATICA CORPORATION<<+                                                                    2,327,241
      132,640   INTUIT INCORPORATED<<+                                                                        5,272,440
       73,010   LONGTOP FINANCIAL TECHNOLOGIES LIMITED ADR<<+                                                 2,433,423
      306,135   MICROSOFT CORPORATION                                                                         7,901,344
        6,410   RED HAT INCORPORATED<<+                                                                         206,082
       97,705   SALESFORCE.COM INCORPORATED<<+                                                                9,667,910
      195,850   SUCCESSFACTORS INCORPORATED<<+                                                                3,977,714
      311,960   TIBCO SOFTWARE INCORPORATED<<+                                                                4,230,178
        4,680   VMWARE INCORPORATED<<+                                                                          362,840
                                                                                                             42,022,018
                                                                                                        ---------------
MATERIALS: 0.43%
CHEMICALS: 0.43%
        5,620   WACKER CHEMIE AG                                                                                901,914
                                                                                                        ---------------
TELECOMMUNICATION SERVICES: 0.71%
WIRELESS TELECOMMUNICATION SERVICES: 0.71%
        2,645   AMERICAN TOWER CORPORATION CLASS A+                                                             122,305

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SPECIALTY FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

SPECIALIZED TECHNOLOGY FUND

    SHARES      SECURITY NAME                                                                                VALUE
-------------   -------------------------------------------------------------------------------------   ---------------
WIRELESS TELECOMMUNICATION SERVICES (CONTINUED)
       37,545   SBA COMMUNICATIONS CORPORATION CLASS A<<+                                               $     1,358,375
                                                                                                              1,480,680
                                                                                                        ---------------
TOTAL COMMON STOCKS (COST $171,651,061)                                                                     187,806,943
                                                                                                        ---------------

  PRINCIPAL                                                             INTEREST RATE   MATURITY DATE
-------------                                                           -------------   -------------
SHORT-TERM INVESTMENTS: 32.32%
CORPORATE BONDS & NOTES: 0.51%
$     935,072   GRYPHON FUNDING LIMITED(A)(I)(V)                                0.00%      08/05/2011           372,346
    1,213,215   VFNC CORPORATION+++/-(A)(I)(V)                                  0.33       09/29/2011           679,400
                                                                                                              1,051,746
                                                                                                        ---------------

    SHARES                                                                  YIELD
-------------                                                           -------------
INVESTMENT COMPANIES: 31.81%
   14,865,964   WELLS FARGO ADVANTAGE MONEY MARKET
                TRUST(L)(U)                                                     0.31                         14,865,964
   51,344,392   WELLS FARGO SECURITIES LENDING CASH
                INVESTMENTS, LLC(L)(U)(V)                                       0.34                         51,344,392
                                                                                                             66,210,356
                                                                                                          -------------
TOTAL SHORT-TERM INVESTMENTS (COST $66,986,186)                                                              67,262,102
                                                                                                        ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $238,637,247)*                                           122.55%                                      255,069,045
OTHER ASSETS AND LIABILITIES, NET                              (22.55)                                      (46,938,341)
                                                               ------                                   ---------------
TOTAL NET ASSETS                                               100.00%                                  $   208,130,704
                                                               ------                                   ---------------

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)  ILLIQUID SECURITY.

(V) SECURITY REPRESENTS INVESTMENT OF CASH COLLATERAL RECEIVED FROM SECURITIES ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

(L)  INVESTMENT IN AN AFFILIATE.

(U)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $239,627,480 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $ 26,182,026
GROSS UNREALIZED DEPRECIATION    (10,740,461)
                                ------------
NET UNREALIZED APPRECIATION     $ 15,441,565

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SPECIALTY FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

UTILITY AND TELECOMMUNICATIONS FUND (FORMERLY, EVERGREEN UTILITY AND TELECOMMUNICATIONS FUND)

    SHARES      SECURITY NAME                                                                                VALUE
-------------   -------------------------------------------------------------------------------------   ---------------
COMMON STOCKS: 88.11%
CONSUMER DISCRETIONARY: 0.40%
MEDIA: 0.40%
      239,400   MEDIASET SPA                                                                            $     1,538,813
                                                                                                        ---------------
ELECTRIC, GAS & SANITARY SERVICES: 0.54%
      500,000   TERNA SPA                                                                                     2,078,525
                                                                                                        ---------------
ENERGY: 11.12%
OIL, GAS & CONSUMABLE FUELS: 11.12%
       20,000   CHESAPEAKE MIDSTREAM LP+                                                                        458,000
      750,000   EL PASO CORPORATION                                                                           9,240,000
      250,000   EXCO RESOURCES INCORPORATED                                                                   3,627,500
      130,000   GENESIS ENERGY LP                                                                             2,676,700
      140,000   GEORESOURCES INCORPORATED+                                                                    2,076,200
      500,000   KODIAK OIL & GAS CORPORATION<<+                                                               1,675,000
      200,000   NISKA GAS STORAGE PARTNERS                                                                    3,838,000
      240,000   REX ENERGY CORPORATED+                                                                        2,544,000
      250,000   SOUTHWESTERN ENERGY COMPANY+                                                                  9,112,500
      100,000   SPECTRA ENERGY CORPORATION                                                                    2,079,000
      300,000   THE WILLIAMS COMPANIES INCORPORATED                                                           5,823,000
                                                                                                             43,149,900
                                                                                                        ---------------
FINANCIALS: 14.26%
CONSUMER FINANCE: 7.23%
       55,000   MASTERCARD INCORPORATED                                                                      11,552,200
      225,000   VISA INCORPORATED CLASS A                                                                    16,503,750
                                                                                                             28,055,950
                                                                                                        ---------------
REAL ESTATE INVESTMENT TRUSTS: 7.03%
      250,000   CHATHAM LODGING TRUST+                                                                        3,792,500
      450,000   CHIMERA INVESTMENT CORPORATION<<                                                              1,741,500
      500,000   EXCEL TRUST INCORPORATED+                                                                     5,720,000
      147,119   FIRST POTOMAC REALTY TRUST                                                                    2,280,345
      480,000   INVESCO MORTGAGE CAPITAL                                                                      9,768,000
      225,000   STARWOOD PROPERTY TRUST INCORPORATED                                                          3,996,000
                                                                                                             27,298,345
                                                                                                        ---------------
INDUSTRIALS: 1.18%
BUILDING PRODUCTS: 0.09%
       35,000   AMERESCO INCORPORATED CLASS A+                                                                  350,000
                                                                                                        ---------------
CONSTRUCTION & ENGINEERING: 1.09%
      100,000   BOUYGUES SA                                                                                   4,222,208
                                                                                                        ---------------
                                                                                                              4,572,208
                                                                                                        ---------------
MISCELLANEOUS SERVICES: 1.10%
      400,000   ENEL SPA                                                                                      1,963,848

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SPECIALTY FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

UTILITY AND TELECOMMUNICATIONS FUND (FORMERLY, EVERGREEN UTILITY AND TELECOMMUNICATIONS FUND)

    SHARES      SECURITY NAME                                                                                VALUE
-------------   -------------------------------------------------------------------------------------   ---------------
MISCELLANEOUS SERVICES (continued)
      100,000   FORTUM OYJ                                                                              $     2,326,124
                                                                                                              4,289,972
                                                                                                        ---------------
TELECOMMUNICATION SERVICES: 6.93%
DIVERSIFIED TELECOMMUNICATION SERVICES: 3.76%
      150,000   AT&T INCORPORATED                                                                             3,891,000
      300,000   FRANCE TELECOM SA                                                                             6,282,489
       24,003   FRONTIER COMMUNICATIONS CORPORATION<<                                                           183,383
       25,000   SUREWEST COMMUNICATIONS+                                                                        170,250
      100,000   VERIZON COMMUNICATIONS INCORPORATED                                                           2,906,000
      100,000   WINDSTREAM CORPORATION<<                                                                      1,140,000
                                                                                                             14,573,122
                                                                                                        ---------------
WIRELESS TELECOMMUNICATION SERVICES: 3.17%
      460,000   SHENANDOAH TELECOMMUNICATION                                                                  8,960,800
      125,000   VIVO PARTICIPACOES SA ADR                                                                     3,342,500
                                                                                                             12,303,300
                                                                                                        ----------------
UTILITIES: 52.58%
ELECTRIC UTILITIES: 18.16%
       75,000   AMERICAN ELECTRIC POWER COMPANY INCORPORATED<<                                                2,698,500
      150,000   DPL INCORPORATED                                                                              3,796,500
      400,000   FIRSTENERGY CORPORATION<<                                                                    15,080,000
      375,000   GREAT PLAINS ENERGY INCORPORATED<<                                                            6,727,500
      225,000   HAWAIIAN ELECTRIC INDUSTRIES INCORPORATED                                                     5,298,750
      100,000   ITC HOLDINGS CORPORATION                                                                      5,674,000
       50,000   NEXTERA ENERGY INCORPORATED                                                                   2,615,000
      600,000   NORTHEAST UTILITIES                                                                          16,704,000
      250,000   PORTLAND GENERAL ELECTRIC COMPANY                                                             4,775,000
      100,000   PPL CORPORATION                                                                               2,729,000
      100,000   RED ELECTRICA DE ESPANA                                                                       4,378,586
                                                                                                             70,476,836
                                                                                                        ---------------
GAS UTILITIES: 6.73%
      450,000   EQT CORPORATION                                                                              16,506,000
      200,000   NATIONAL FUEL GAS COMPANY                                                                     9,610,000
                                                                                                             26,116,000
                                                                                                        ---------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS: 4.12%
       30,000   CHINA HYDROELECTRIC COMPANY ADR+                                                                182,700
      500,000   CONSTELLATION ENERGY GROUP INCORPORATED<<                                                    15,800,000
                                                                                                             15,982,700
                                                                                                        ---------------
MULTI-UTILITIES: 20.08%
       10,000   CENTERPOINT ENERGY INCORPORATED                                                                 142,300
    1,203,000   CMS ENERGY CORPORATION<<                                                                     19,151,760
      275,000   DOMINION RESOURCES INCORPORATED                                                              11,547,250
    2,000,000   HERA SPA                                                                                      3,794,775
      100,000   NATIONAL GRID PLC ADR<<                                                                       4,058,000
      300,000   PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED<<                                                9,870,000
      140,000   SCANA CORPORATION                                                                             5,363,400

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SPECIALTY FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

UTILITY AND TELECOMMUNICATIONS FUND (FORMERLY, EVERGREEN UTILITY AND TELECOMMUNICATIONS FUND)

    SHARES      SECURITY NAME                                                                                VALUE
-------------   -------------------------------------------------------------------------------------   ---------------
MULTI-UTILITIES (CONTINUED)
      275,000   SEMPRA ENERGY                                                                           $    13,681,250
      190,000   WISCONSIN ENERGY CORPORATION                                                                 10,313,200
                                                                                                             77,921,935
                                                                                                        ---------------
WATER UTILITIES: 3.49%
      450,000   AMERICAN WATER WORKS COMPANY INCORPORATED                                                     9,621,000
      100,000   AQUA AMERICA INCORPORATED<<                                                                   1,949,000
       50,000   MIDDLESEX WATER COMPANY                                                                         827,500
       50,000   PENNICHUCK CORPORATION                                                                        1,125,000
                                                                                                             13,522,500
                                                                                                        ---------------
TOTAL COMMON STOCKS (COST $297,639,366)                                                                     341,880,106
                                                                                                        ---------------

PREFERRED STOCKS: 10.84%

                                                                            YIELD
                                                                        -------------
ENERGY: 3.70%
OIL, GAS & CONSUMABLE FUELS: 3.70%
       67,000   WHITING PETROLEUM CORPORATION                                   6.25%                        14,338,000
                                                                                                        ---------------
FINANCIALS: 2.57%
COMMERCIAL BANKS: 2.12%
       50,000   HSBC HOLDINGS PLC                                               8.00                          1,299,000
      200,000   JPM CHASE CAPITAL                                               6.70                          4,940,000
       80,000   RED LION HOTELS CAPITAL TRUST                                   9.50                          2,001,600
                                                                                                              8,240,600
                                                                                                        ---------------
DIVERSIFIED FINANCIAL SERVICES: 0.45%
      100,000   BANK OF AMERICA CORPORATION                             Var. Rate Pfd.                        1,745,000
                                                                                                        ---------------
UTILITIES: 4.57%
ELECTRIC UTILITIES: 1.95%
        2,093   CENTRAL ILLINOIS LIGHT COMPANY                                  4.50                            230,230
       20,650   CONSOLIDATED EDISON COMPANY OF NEW YORK                         8.63                          1,848,175
      167,000   INTERSTATE POWER & LIGHT COMPANY                                8.38                          4,610,870
        2,000   PPL CORPORATION                                                 9.50                            111,580
        7,000   UNION ELECTRIC COMPANY                                          4.00                            532,000
        3,485   UNION ELECTRIC COMPANY                                          4.56                            255,274
                                                                                                              7,588,129
                                                                                                        ---------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS: 1.89%
      260,786   CONSTELLATION ENERGY GROUP                                      8.63                          6,822,162
       20,000   ENTERGY LOUISIANA LLC                                           6.00                            509,600
                                                                                                              7,331,762
                                                                                                        ---------------
MULTI-UTILITIES: 0.73%
       11,000   CENTRAL ILLINOIS PUBLIC SERVICES COMPANY                        4.92                            881,689
       31,400   PACIFIC GAS & ELECTRIC                                          4.36                            620,150

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SPECIALTY FUNDS

                            PORTFOLIO OF INVESTMENTS - JULY 31, 2010 (UNAUDITED)

UTILITY AND TELECOMMUNICATIONS FUND (FORMERLY, EVERGREEN UTILITY AND TELECOMMUNICATIONS FUND)

    SHARES      SECURITY NAME                                               YIELD                            VALUE
-------------   -------------------------------------------             -------------                   ---------------
MULTI-UTILITIES (CONTINUED)
       47,500   SCANA CORPORATION                                               7.70%                   $     1,322,875
                                                                                                              2,824,714
                                                                                                        ---------------
TOTAL PREFERRED STOCKS (COST $32,105,037)                                                                    42,068,205
                                                                                                        ---------------
SHORT-TERM INVESTMENTS: 8.17%
INVESTMENT COMPANIES: 8.17%
      623,471   WELLS FARGO ADVANTAGE MONEY MARKET TRUST(L)(U)                  0.31                            623,471
   31,075,666   WELLS FARGO SECURITIES LENDING CASH INVESTMENTS,
                LLC(V)(L)(U)                                                    0.34                         31,075,666
TOTAL SHORT-TERM INVESTMENTS (COST $31,699,137)                                                              31,699,137
                                                                                                        ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $361,443,540)*                                           107.12%                                  $   415,647,448
OTHER ASSETS AND LIABILITIES, NET                               (7.12)                                       (27,623,347)
                                                               ------                                   ---------------
TOTAL NET ASSETS                                               100.00%                                  $   388,024,101
                                                               ------                                   ---------------

(V) SECURITY REPRESENTS INVESTMENT OF CASH COLLATERAL RECEIVED FROM SECURITIES ON LOAN.

(L)  INVESTMENT IN AN AFFILIATE.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+    NON-INCOME EARNING SECURITIES.

(U)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $362,609,906 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

Gross unrealized appreciation   $ 62,951,038
Gross unrealized depreciation     (9,913,496)
                                ------------
Net unrealized appreciation     $ 53,037,542

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SPECIALITY FUNDS

NOTES TO PORTFOLIOS OF INVESTMENTS (unaudited)                     July 31, 2010

The Funds' portfolios of investments as of the date on the cover of this report have not been audited. This report is provided for the general information of the Funds' shareholders. For more information regarding the Funds and their holdings, please see the Funds' most recent prospectus and annual report

SECURITIES VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. This service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' fair values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics and general market conditions.

Investments in open-end mutual funds are valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and loses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

SECURITY LOANS

The Funds may lend their securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. A Fund continues to receive interest or dividends on the securities loaned. A Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, a Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Funds lend their securities through an unaffiliated securities lending agent. Cash collateral received in connection with their securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the "Cash Collateral Fund"). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC ("Funds Management") and is sub-advised by Wells Capital Management Incorporated ("Wells Capital Management"). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-advisor. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

OPTIONS

Certain Funds may be subject to equity price risk in the normal course of pursuing its investment objectives. The Funds may write covered put or call options. When a Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options, which expire unexercised, are recognized as realized gains from investments on the expiration date. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may also purchase call or put options. The premium is included in the Statement of Assets and Liabilities as an investment which is subsequently adjusted to the current market value of the option. Premiums paid for purchased options which expire are recognized as realized losses from investments on the expiration date. Premiums paid for purchased options which are exercised or closed are added to the amount paid or offset against the proceeds on the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Options traded on an exchange are regulated and terms of the options are standardized. Options traded over the counter expose the Funds to counterparty risk in the event the counterparty does not perform. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund's exposure to the counterparty.

FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund's investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund's investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

     Level 1 - quoted prices in active markets for identical securities

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of July 31, 2010, the inputs used in valuing the Fund's assets, which are carried at fair value, were as follows:

                                                       SIGNIFICANT OTHER    SIGNIFICANT
                                                           OBSERVABLE      UNOBSERVABLE
                                       QUOTED PRICES         INPUTS           INPUTS
INVESTMENTS IN SECURITIES                (LEVEL 1)         (LEVEL 2)         (LEVEL 3)         TOTAL
-------------------------             --------------   -----------------   ------------   --------------
HEALTH CARE FUND
Equity securities
   COMMON STOCKS                      $  111,132,399      $   118,623        $      0     $  111,251,022
   WARRANTS                                        0                0         118,466            118,466
Investment companies                       4,035,937       11,178,537               0         15,214,474
                                      --------------      ------------       ----------   --------------
                                      $  115,168,336      $11,297,160        $118,466     $  126,583,962
                                      --------------      ------------       ----------   --------------

PRECIOUS METALS FUND
Equity securities
   COMMON STOCKS                      $1,066,500,178      $77,521,357        $      0     $1,144,021,535
   WARRANTS                                  983,976          343,697         405,055          1,732,728
   PRIVATE PLACEMENT                               0       21,987,828               0         21,987,828
Other                                     20,380,586                0               0         20,380,586
Investment companies                      42,424,543                0               0         42,424,543
                                      --------------      -----------        --------     --------------
                                      $1,130,289,283      $99,852,882        $405,055     $1,230,547,220
                                      --------------      -----------        --------     --------------

Transfers in and transfers out are recognized at the end of the reporting period. At the end of the period, foreign securities valued in the amount of $194,934,113 was transferred out of Level 2 and into Level 1 since adjustments to prices due to movements against a specified benchmark were not necessary.

SPECIALIZED TECHNOLOGY FUND
Equity securities
  COMMON STOCKS                       $  180,113,075      $  7,693,868       $        0   $  187,806,943
  CORPORATE BONDS AND NOTES                        0                 0        1,051,746        1,051,746
Investment companies                      14,865,964        51,344,392                0       66,210,356
                                      --------------      ------------       ----------   --------------
                                      $  194,979,039      $ 59,038,260       $1,051,746   $  255,069,045
                                      --------------      ------------       ----------   --------------
UTILITY AND TELECOMMUNICATIONS FUND
Equity securities
  COMMON STOCKS                       $  323,541,075      $ 18,339,031       $        0   $  341,880,106
  PREFERRED STOCKS                        40,399,242         1,668,963                0       42,068,205
Investment companies                         623,471        31,075,666                0       31,699,137
                                      --------------      ------------       ----------   --------------
                                      $  364,563,788      $ 51,083,660       $        0   $  415,647,448
                                      --------------      ------------       ----------   --------------

Transfers in and transfers out are recognized at the end of the reporting period. At the end of the period, foreign securities valued in the amount of $26,585,368 was transferred out of Level 2 and into Level 1 since adjustments to prices due to movements against a specified benchmark were not necessary.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

                                                    PRECIOUS
                                          HEALTH     METALS
                                        CARE FUND     FUND
                                        ---------   --------
WARRANTS
Balance as of October 31, 2009          $ 419,937   $357,471
   Realized gains or losses                     0          0
   Change in unrealized gains or
      losses                             (301,471)    47,584

   Net purchases (sales)                        0          0
   Transfers in and/or out of Level 3           0          0
                                        ---------   --------
Balance as of July 31, 2010             $ 118,466    405,055
                                        ---------   --------
Change in unrealized gains or losses
   included in earnings relating to
   securities still held at July 31,
   2010                                 $(301,471)  $ 47,584
                                        ---------   --------

                                         CORPORATE
                                          BONDS &
                                           NOTES
                                        ----------
SPECIALIZED TECHNOLOGY FUND
Balance as of October 31, 2009          $  957,208
   Realized gains or losses                 (8,593)
   Change in unrealized gains or
      losses                               300,698
   Net purchases (sales)                  (197,567)
   Transfers in and/or out of Level 3            0
                                        ----------
Balance as of July 31, 2010              1,051,746
                                        ----------
Change in unrealized gains or losses
   included in earnings relating to
   securities still held at July 31,
   2010                                 $  182,265
                                         ---------

DERIVATIVE TRANSACTIONS

During the nine months ended July 31, 2010, the Wells Fargo Advantage Utility and Telecommunications Fund entered into written options for hedging purposes and had written option activities as follows:

                                          Utility and Telecommunications Fund
                                          -----------------------------------
                                             Number of
                                             Contracts   Premiums Received
                                             ---------   -----------------
Options outstanding at October 31, 2009             0        $       0
Options written                                 1,600          100,934
Options expired                                (1,600)        (100,934)
Options closed                                      0                0
Options exercised                                   0                0
                                               ------        ---------
Options outstanding at July 31, 2010                0        $       0
                                               ------        ---------

As of July 31, 2010, Wells Fargo Advantage Utility and Telecommunications Fund did not have any open written options but had average premiums received in the amount of $3,991 during the nine months ended July 31, 2010.

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Trust's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) or in other factors that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        Wells Fargo Funds Trust


                                        By: /s/ Karla M. Rabusch

                                            Karla M. Rabusch
                                            President

                                        Date: September 28, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                        Wells Fargo Funds Trust


                                        By: /s/ Karla M. Rabusch

                                            Karla M. Rabusch
                                            President

                                        Date: September 28, 2010


                                        By: /s/ Kasey Phillips

                                            Kasey Phillips
                                            Treasurer

                                        Date: September 28, 2010